UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02354

BlackRock Liquidity Funds
(Exact name of registrant as specified in charter)

100 Bellevue Parkway Wilmington, DE 19809
(Address of principal executive offices) (Zip code)

Brian Kindelan, Esq. BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-441-7762

Date of fiscal year end: October 31, 2007

Date of reporting period: April 30, 2007

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report to shareholders is as follows:

TempFund

TempCash

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

MuniFund

MuniCash

California Money Fund

New York Money Fund

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BLACKROCK LIQUIDITY FUNDS

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800) 821-7432

www.blackrock.com

April 30, 2007

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Liquidity Funds for the six months ended April 30, 2007.

BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options.

We welcome the opportunity to serve your investment needs in the months ahead.

Sincerely,

Ralph L. Schlosstein
Chairman & President

THIS PAGE NOT PART OF YOUR FUND REPORT

TEMPFUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 43 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,026.00	1,024.80	1,023.50	1,024.00	1,025.50	1,021.90	1,024.70	1,023.80	1,023.80
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	2.91	1.41	5.01	2.26	3.16	3.16

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,024.10	1,022.84	1,021.59	1,022.09	1,023.59	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	2.91	1.41	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TEMPCASH

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 44 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,026.10	1,024.80	1,023.50	1,025.60	1,024.10	1,022.84	1,021.59	1,023.59
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	1.41	0.90	2.16	3.41	1.41

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68% and 0.28% for Institutional, Dollar, Cash Management and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEDFUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 22 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/1/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,025.70	1,024.40	1,023.60	1,025.20	1,021.60	1,024.40	1,023.50	1,023.50	1,024.00	1,022.74	1,021.99	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.26	3.01	1.51	5.01	2.26	3.16	3.16	1.00	2.26	3.01	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

T-FUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 25 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,025.50	1,024.20	1,022.90	1,025.00	1,024.00	1,022.74	1,021.49	1,023.49
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.26	3.51	1.51	1.00	2.26	3.51	1.51

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar, Cash Management and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FEDERAL TRUST FUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 30 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses		Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Institutional	Dollar
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,025.40	1,024.10	1,024.00	1,022.74
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.26	1.00	2.26

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20% and 0.45% for Institutional and Dollar classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

TREASURY TRUST FUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 39 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,024.40	1,023.10	1,021.90	1,023.90	1,024.00	1,022.74	1,021.49	1,023.50
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.26	3.51	1.50	1.00	2.26	3.51	1.50

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70% and 0.30% for Institutional, Dollar, Cash Management and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUNIFUND

FUND PROFILE

Top 10 State Concentration (% of portfolio)

Texas	11.4%
Illinois	6.9
Indiana	6.3
Washington	6.3
Ohio	5.7
Louisiana	5.5
North Carolina	5.1
Michigan	4.6
Colorado	4.3
Tennessee	3.5

Total	59.6%

Distribution - Weighted Average Maturity 18 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.20	1,015.90	1,014.70	1,016.70	1,013.20	1,015.90	1,015.00	1,015.00	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.15	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUNICASH

FUND PROFILE

Top 10 State Concentration (% of portfolio)

Texas	8.2%
Alabama	7.0
Michigan	6.6
Ohio	5.9
Illinois	5.6
Florida	5.5
Virginia	5.1
Georgia	4.6
Pennsylvania	4.5
North Carolina	4.1

Total	57.1%

Distribution - Weighted Average Maturity 20 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses		Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Institutional	Dollar
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.40	1,016.20	1,024.00	1,022.74
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	1.00	2.26

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45% and 0.30% for Institutional, Dollar and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

CALIFORNIA MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 11 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,016.70	1,015.40	1,014.20	1,016.20	1,012.70	1,015.40	1,014.50	1,014.50	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.15	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW YORK MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio

Distribution - Weighted Average Maturity 19 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses										Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.10	1,015.80	1,014.60	1,016.60	1,013.00	1,015.80	1,014.90	1,014.90	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.79
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.20	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.21

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.64% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 17.7%
Domestic — 0.7%
Citibank N.A. (A-1+, P-1)
5.30%	06/20/07	$270,000	$270,000,000
5.30%	07/05/07	15,000	15,000,000

			285,000,000

Yankee — 17.0%
Banco Bilbao Vizcara Argentina, New York (A-1+, P-1)
5.31%(b)	05/23/07	190,000	190,000,000
5.31%(b)	05/29/07	160,000	160,000,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.34%(b)	07/30/07	502,775	502,775,000
5.27%(b)	10/03/07	550,000	550,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.30%(b)	07/05/07	700,000	700,000,000
5.27%(b)	10/02/07	525,500	525,500,000
5.27%(b)	10/04/07	231,400	231,400,000
Depfa Bank Plc, New York (A-1+, P-1)
5.30%(b)	07/05/07	258,000	258,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.32%(b)	05/11/07	100,000	100,000,000
5.27%(b)	10/03/07	360,000	360,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.30%(b)	05/10/07	209,000	209,000,260
5.30%(b)	05/11/07	209,000	209,000,289
5.31%(b)	05/21/07	449,000	449,000,000
5.30%(b)	05/29/07	118,000	118,000,000
Nordea Bank Finland, New York (A-1+, P-1)
5.27%(b)	10/03/07	87,000	87,000,000
Norinchukin Bank, New York (A-1, P-1)
5.32%(b)	05/25/07	614,805	614,805,096
5.32%(b)	05/29/07	500,000	500,000,000
5.32%(b)	05/29/07	250,000	250,001,919
Skandinaviska Enskilda Bank, New York (A-1, P-1)
5.30%(b)	07/23/07	40,900	40,900,000

			6,055,382,564

TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,340,382,564)			6,340,382,564

COMMERCIAL PAPER — 54.2%
Asset Backed Securities — 42.3%
Amstel Funding Corp. (A-1+, P-1)
5.23%	06/05/07	273,177	271,787,971
5.23%	07/25/07	209,619	207,030,496
5.16%	09/28/07	136,835	133,893,048
Amsterdam Funding Corp. (A-1, P-1)
5.26%	05/08/07	50,000	49,948,812
Aquifer Funding LLC (A-1+, P-1)
5.29%	05/07/07	598,750	598,574,034
Atlantic Asset Securitization Corp. (A-1, P-1)
5.28%	05/09/07	45,000	44,947,200
5.28%	05/10/07	128,864	128,693,900
Atlantis One Funding Corp. (A-1+, P-1)
5.24%	05/18/07	50,708	50,582,526
Atomium Funding LLC (A-1, P-1)
5.24%	07/06/07	119,500	118,352,003
Barton Capital Corp. (A-1+, P-1)
5.28%	05/08/07	79,816	79,734,056
Beethoven Funding Corp. (A-1, P-1)
5.24%	06/18/07	100,000	99,300,667
5.24%	06/20/07	151,988	150,881,865
Beta Finance, Inc. (A-1+, P-1)
5.24%	06/20/07	44,000	43,679,778
5.23%	07/05/07	44,500	44,079,784
Bryant Park Funding Corp. (A-1, P-1)
5.26%	05/25/07	85,000	84,701,933
Cafco LLC (A-1+, P-1)
5.24%	05/17/07	76,100	75,922,941
5.26%	06/18/07	32,285	32,058,575
5.26%	06/19/07	100,730	100,008,829
5.26%	06/22/07	95,100	94,377,451
Cancara Asset Securitisation LLC (A-1+, P-1)
5.27%	05/04/07	100,000	99,956,083
5.27%	05/10/07	131,000	130,827,407
5.27%	05/11/07	179,128	178,865,777
5.24%	05/23/07	98,780	98,463,551
5.26%	05/29/07	77,600	77,282,530
5.24%	06/18/07	131,817	130,896,039
5.23%	06/21/07	47,254	46,903,887
5.23%	07/03/07	144,000	142,682,040
5.24%	07/24/07	46,622	46,052,512
5.24%	07/25/07	292,445	288,830,258
CC USA, Inc. (A-1+, P-1)
5.23%	07/25/07	25,000	24,691,285
Chariot Funding LLC (A-1, P-1)
5.28%	05/08/07	61,570	61,506,788
5.26%	05/24/07	85,366	85,079,123
5.24%	06/20/07	46,135	45,799,560
Charta Corp. (A-1, P-1)
5.28%	05/08/07	78,677	78,596,225
5.27%	05/10/07	145,500	145,308,304
5.24%	05/17/07	100,000	99,767,333
5.24%	05/18/07	125,000	124,690,990
5.24%	06/20/07	50,000	49,636,458
5.23%	07/06/07	25,000	24,760,292
5.24%	07/19/07	101,550	100,383,402
5.24%	07/20/07	101,550	100,368,635
Ciesco LLC (A-1+, P-1)
5.27%	05/14/07	110,500	110,289,712
5.26%	05/16/07	75,000	74,835,625
5.24%	07/24/07	58,700	57,982,979
Clipper Receivables Co. LLC (A-1, P-1)
5.26%	05/07/07	200,000	199,941,556
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.29%	05/02/07	135,604	135,584,074
5.30%	05/08/07	151,285	151,129,092
Concord Minutemen Capital Co. LLC, Series C (A-1, P-1)
5.27%	05/04/07	60,000	59,973,650
5.27%	05/22/07	80,344	80,097,009
CRC Funding LLC (A-1+, P-1)
5.24%	05/17/07	68,000	67,841,787
5.23%	06/01/07	97,500	97,060,898
5.26%	06/21/07	69,395	68,877,892
5.26%	06/22/07	30,000	29,772,067
5.23%	07/06/07	116,000	114,887,753
5.24%	07/24/07	38,150	37,683,998
Crown Point Capital Co. LLC, Series A (A-1, P-1)
5.27%	05/23/07	50,223	50,061,254

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
5.23%	07/06/07	$255,446	$252,996,699
5.24%	07/10/07	30,324	30,014,737
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	05/07/07	55,068	55,051,786
5.24%	05/10/07	35,454	35,407,511
5.30%	05/16/07	50,700	50,588,038
Cullinan Finance Corp. (A-1+, P-1)
5.23%	06/28/07	78,700	78,036,865
Curzon Funding LLC (A-1+, P-1)
5.24%	05/16/07	100,000	99,781,458
5.23%	06/22/07	150,000	148,866,833
Dakota Notes Program (A-1, P-1)
5.24%	06/14/07	95,000	94,391,578
5.24%	07/18/07	138,400	136,827,199
Dorada Finance, Inc. (A-1+, P-1)
5.23%	07/02/07	68,000	67,387,509
Emerald Certificates MBNA (A-1+, P-1)
5.25%	05/14/07	66,250	66,124,401
5.26%	05/22/07	86,000	85,736,123
5.25%	06/14/07	69,300	68,855,325
Fairway Finance Co. LLC (A-1, P-1)
5.23%	06/18/07	64,248	63,799,977
5.24%	07/09/07	26,797	26,527,612
5.24%	07/16/07	66,756	66,016,826
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%	05/21/07	55,261	55,099,515
5.26%	05/23/07	101,419	101,092,994
5.26%	05/24/07	206,886	206,190,748
Five Finance, Inc. (A-1+, P-1)
5.23%	07/05/07	32,400	32,094,045
Fountain Square Commercial Funding Corp. (A-1+, P-1)
5.23%	05/29/07	36,768	36,618,436
Foxboro Funding LLC (A-1, P-1)
5.30%	06/29/07	25,398	25,177,390
Govco Inc. (A-1+, P-1)
5.24%	05/17/07	40,000	39,906,756
5.24%	05/18/07	38,395	38,299,903
5.24%	05/21/07	32,500	32,405,299
Grampian Funding LLC (A-1+, P-1)
5.23%	06/26/07	485,000	481,054,256
5.20%	08/07/07	74,000	72,951,482
5.18%	08/24/07	101,000	99,328,731
Greyhawk Funding LLC (A-1+, P-1)
5.24%	05/24/07	21,000	20,929,764
5.23%	07/06/07	140,000	138,657,633
Hudson-Thames LLC (A-1+, P-1)
5.24%	05/25/07	32,743	32,628,509
Jupiter Securitization Corp. (A-1, P-1)
5.26%	05/15/07	101,389	101,181,603
5.26%	05/22/07	101,404	101,092,859
K2 (USA) LLC (A-1+, P-1)
5.24%	05/24/07	57,375	57,182,738
Kitty Hawk Funding Corp. (A-1+, P-1)
5.26%	05/17/07	302,549	301,841,708
5.24%	06/25/07	75,000	74,399,010
Lexington Parker Capital Co. (A-1, P-1)
5.26%	05/16/07	55,265	55,143,762
5.28%	05/16/07	100,000	99,780,208
5.27%(c)	05/22/07	125,519	125,133,134
5.23%	07/06/07	101,383	100,410,906
5.14%	08/10/07	199,557	196,679,277
Liberty Street Funding Corp. (A-1, P-1)
5.28%	05/18/07	75,000	74,813,177
Mane Funding Corp. (A-1+, P-1)
5.25%	05/02/07	74,988	74,977,064
North Sea Funding LLC (A-1+, P-1)
5.27%	05/25/07	110,000	109,613,533
Nyala Funding LLC (A-1+, P-1)
5.26%	07/16/07	35,385	34,996,551
Park Avenue Receivables Co. LLC (A-1, P-1)
5.28%	05/14/07	105,005	104,804,790
5.26%	05/16/07	116,655	116,399,331
Ranger Funding Co. LLC (A-1+, P-1)
5.24%	06/04/07	104,388	103,870,902
Scaldis Capital LLC (A-1+, P-1)
5.27%	05/07/07	455,950	455,549,524
5.26%	05/23/07	75,000	74,758,917
5.26%	05/25/07	265,000	264,070,733
Sedna Finance, Inc. (A-1+, P-1)
5.21%	08/13/07	250,000	246,237,222
5.20%	08/28/07	200,000	196,562,222
Simba Funding Corp. (A-1+, P-1)
5.22%	06/01/07	281,900	280,631,646
5.23%	06/01/07	79,109	78,752,724
5.24%	06/21/07	99,251	98,514,930
5.23%	06/22/07	234,588	232,815,818
5.24%	06/22/07	125,000	124,053,889
Solitaire Funding LLC (A-1+, P-1)
5.24%	05/11/07	51,815	51,739,580
5.28%	05/11/07	115,000	114,831,493
5.23%	07/23/07	101,300	100,078,519
5.24%	07/23/07	100,000	98,793,042
Surrey Funding Corp. (A-1+, P-1)
5.26%	05/23/07	124,160	123,760,895
5.25%	06/04/07	109,690	109,146,120
Sydney Capital Corp. (A-1+, P-1)
5.26%	05/07/07	74,460	74,438,158
5.27%	05/24/07	220,000	219,259,272
Tasman Funding, Inc. (A-1+, P-1)
5.28%	05/07/07	120,387	120,281,059
Thames Asset Global Securitization Corp. (A-1, P-1)
5.25%	05/29/07	25,000	24,897,917
5.24%	06/15/07	40,000	39,738,000
Three Rivers Funding Corp. (A-1, P-1)
5.28%	05/09/07	54,768	54,703,739
Thunder Bay Funding, Inc. LLC (A-1, P-1)
5.28%	05/16/07	114,693	114,440,675
Ticonderoga Funding LLC (A-1+, P-1)
5.28%	05/16/07	176,075	175,687,635
5.27%	05/22/07	20,083	20,021,262
Transamerica Secured Liquidity Notes Corp. LLC (A-1, P-1)
5.32%	05/16/07	80,000	79,822,667
Variable Funding Capital Co. (A-1+, P-1)
5.26%	05/23/07	400,000	398,714,222
Windmill Funding Corp. (A-1+, P-1)
5.26%	05/08/07	50,000	49,948,812
5.27%	05/24/07	184,000	183,380,482
Yorktown Capital LLC (A-1+, P-1)
5.28%	05/22/07	132,338	131,930,785
5.28%	05/23/07	61,925	61,725,378
5.25%	05/29/07	63,250	62,991,729

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
5.28%	05/30/07	$69,707	$69,410,794

			15,128,780,045

Banks — 10.4%
Bank of America Corp. (A-1+, P-1)
5.16%	08/31/07	550,000	540,378,606
5.17%	09/05/07	300,000	294,528,417
5.13%	09/14/07	200,000	196,122,489
Citigroup Funding, Inc. (A-1+, P-1)
5.24%	05/17/07	200,000	199,534,222
5.24%	05/18/07	150,000	149,628,833
5.26%	05/29/07	150,000	149,386,333
Natexis Banques Populaires (A-1+, P-1)
5.30%	05/01/07	250,000	250,000,000
5.20%	08/10/07	186,245	183,525,280
Societe Generale N.A., Inc. (A-1+, P-1)
5.20%	07/23/07	373,970	369,490,826
5.14%	08/08/07	539,615	531,987,542
UBS Finance Delaware LLC (A-1+, P-1)
5.23%	07/05/07	150,000	148,583,542
5.24%	07/24/07	311,000	307,204,763
5.23%	07/25/07	388,000	383,208,739

			3,703,579,592

Security Brokers & Dealers — 1.5%
Bear Stearns Co., Inc. (A-1, P-1)
5.18%	07/27/07	61,855	61,080,679
5.18%	08/10/07	191,725	188,938,703
Greenwich Capital Holdings, Inc. (A-1+, P-1)
5.22%	07/17/07	50,000	49,442,285
5.20%	08/13/07	50,000	49,248,889
5.20%	08/14/07	33,700	33,188,883
5.20%	08/17/07	50,000	49,220,750
5.20%	08/21/07	50,000	49,191,889
5.20%	08/24/07	50,000	49,170,243

			529,482,321

TOTAL COMMERCIAL PAPER (Cost $19,361,841,958)			19,361,841,958

MASTER NOTES — 6.3%
Security Brokers & Dealers — 6.3%
Bank of America Securities LLC (A-1+, P-1)
5.38%(d)	05/01/07	608,650	608,650,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(d)	05/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(e)
5.48%(d)(f)	05/01/07	1,078,157	1,078,157,000

TOTAL MASTER NOTES
(Cost $2,236,807,000)			2,236,807,000

AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Bank Discount Notes — 0.0%
5.12%(g)	07/27/07	1,952
(Cost $1,927,833)			1,927,833

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills — 0.0%
4.75%(g)	06/21/07	15,000
(Cost $14,899,062)			14,899,062

VARIABLE RATE OBLIGATIONS — 13.5%
Asset Backed Securities — 1.0%
Cullinan Finance Corp. (AAA, Aaa)
5.28%(d)	05/25/07	135,000	134,995,875
Racers Trust, Series 04-6-MM (A-1, P-1)
5.37%(c)(d)	05/22/07	234,650	234,650,000

			369,645,875

Banks — 3.4%
Bank of New York Co., Inc. (A+, Aa3)
5.38%(c)(d)	05/29/07	125,000	125,000,000
Barclays Bank Plc (A-1+, P-1)
5.28%(d)	05/07/07	125,000	124,996,717
Calyon, New York (AA-, Aa3)
5.28%(d)	06/13/07	374,000	373,971,355
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)(e)
5.32%(d)	05/07/07	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa1)
5.26%(d)	05/07/07	250,000	249,970,652
Societe Generale, New York (A-1+, P-1)
5.26%(d)	05/21/07	100,000	99,991,080
Wells Fargo Bank N.A. (AA, Aa1)
5.38%(d)	05/02/07	190,000	190,000,390

			1,213,930,194

Insurance Carriers NEC — 0.7%
Travelers Insurance Co. (A-1+, P-1)
5.43%(d)(f)	07/02/07	250,000	250,000,000

Life Insurance — 3.6%
Allstate Life Global Funding II (AA, Aa2)
5.33%(c)(d)	05/29/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.42%(d)(f)	07/02/07	100,000	100,000,000
5.42%(d)(f)	07/02/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.43%(c)(d)	05/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(c)(d)	05/29/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.41%(d)(f)	06/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.44%(d)(f)	05/01/07	400,000	400,000,000

			1,270,000,000

Personal Credit Institutions — 1.8%
General Electric Capital Corp. (AAA, Aaa)
5.44%(d)	05/17/07	447,600	447,600,000
5.28%(d)	05/24/07	202,000	202,000,000

			649,600,000

Security Brokers & Dealers — 3.0%
The Goldman Sachs Group, Inc. (A-1+, P-1)
5.43%(c)(d)(f)	05/01/07	469,300	469,300,000
5.35%(c)(d)(f)	05/21/07	333,000	333,000,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(d)	05/15/07	250,000	250,000,000

			1,052,300,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $4,805,476,069)			4,805,476,069

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
TIME DEPOSITS — 3.7%
Deutsche Bank AG (A-1+, P-1)
5.31%	05/01/07	$594,000	$594,000,000
Wells Fargo Bank N.A. (A-1+, P-1)
5.25%	05/01/07	733,000	733,000,000

TOTAL TIME DEPOSITS
(Cost $1,327,000,000)			1,327,000,000

REPURCHASE AGREEMENTS — 3.7%
Goldman Sachs & Co.
5.19% (Agreement dated 04/30/07 to be repurchased at $1,000,144,167, collateralized by $1,390,236,084 Federal National Mortgage Assoc. Variable Rate Notes 3.88% to 6.99% due from 10/01/33 to 04/01/37. The value of the collateral is $1,030,000,000.)	05/01/07	1,000,000	1,000,000,000
Morgan Stanley & Co., Inc.
5.23% (Agreement dated 04/30/07 to be repurchased at $254,036,901, collateralized by $265,290,000 Federal National Mortgage Assoc. Discount Notes, Bonds and Medium Term Notes 0.00% to 5.50% due from 07/25/07 to 02/16/17. The value of the collateral is $266,238,418.)	05/01/07	254,000	254,000,000
UBS Securities LLC
5.24% (Agreement dated 04/30/07 to be repurchased at $49,123,149, collateralized by $71,970,000 Federal Home Loan Mortgage Corp. Strips 0.00% due 04/15/37. The value of the collateral is $50,591,312.)	05/01/07	49,116	49,116,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,303,116,000)			1,303,116,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1% (Cost $35,391,450,486)			35,391,450,486

AFFILIATED INVESTMENTS — 1.0%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.32%(d)(h)	05/29/07	121,400	121,400,000

PNC Bank, N.A.
5.01%	05/01/07	224,200	224,200,000

(Agreement dated 04/30/07 to be repurchased at $224,231,217, collateralized by $370,268,703 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 04/01/26 to 11/01/36. The value of the collateral is $368,953,384.)

TOTAL AFFILIATED INVESTMENTS
(Cost $345,600,000)			345,600,000

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $35,737,050,486(a))			35,737,050,486

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(46,517,875)

NET ASSETS — 100.0%			$35,690,532,611

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 4.5% of its net assets, with a current market value of $1,607,083,134, in securities restricted as to resale.
(d)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)	Ratings reflect those of guarantor.
(f)	Illiquid Security. As of April 30, 2007, the Fund held 8.6% of its net assets, with a current market value of $3,080,457,000 in these securities.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 19.3%
Euro Dollar — 1.9%
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.32%	05/02/07	$180,000	$179,999,929

Yankee — 17.4%
Banque Nationale de Paris, New York (A-1+, P-1)
5.34%(b)	07/30/07	123,000	123,000,000
5.27%(b)	10/03/07	86,755	86,755,000
Barclays Bank Plc, New York (A-1+, P-1)
5.32%(b)	05/08/07	55,000	55,000,000
5.27%(b)	10/02/07	200,000	200,000,000
5.27%(b)	10/04/07	65,000	65,000,000
Calyon, New York (A-1+, P-1)
5.35%(b)	08/28/07	180,000	180,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.27%(b)	10/03/07	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.30%(b)	05/10/07	58,000	58,000,072
5.30%(b)	05/11/07	58,000	58,000,080
5.31%(b)	05/21/07	85,000	85,000,000
5.32%(b)	05/21/07	190,000	190,000,000
5.30%(b)	05/29/07	33,000	33,000,000
Norinchukin Bank, New York (A-1, P-1)
5.32%(b)	05/25/07	150,310	150,310,000
Skandinaviska Enskilda Bank, New York (A-1, P-1)
5.31%(b)	05/21/07	60,000	60,000,000
5.30%(b)	07/23/07	11,650	11,650,000
Societe Generale, New York (A-1+, P-1)
5.27%(b)	05/11/07	250,000	250,000,000

			1,705,715,152

TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,885,715,081)			1,885,715,081

COMMERCIAL PAPER — 41.7%
Asset Backed Securities — 21.0%
Amsterdam Funding Corp. (A-1, P-1)
5.26%	05/23/07	105,000	104,662,483
Beta Finance, Inc. (A-1+, P-1)
5.23%	07/02/07	63,000	62,432,545
5.22%	07/16/07	67,500	66,756,150
Cancara Asset Securitisation LLC (A-1+, P-1)
5.26%	05/29/07	22,400	22,308,359
CC USA, Inc. (A-1+, P-1)
5.23%	07/10/07	79,000	78,196,614
Charta Corp. (A-1, P-1)
5.23%	07/06/07	125,000	123,801,458
5.24%	07/19/07	30,500	30,149,619
5.24%	07/20/07	30,500	30,145,183
Ciesco LLC (A-1+, P-1)
5.24%	07/24/07	17,650	17,434,405
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.30%	05/16/07	67,448	67,299,052
CRC Funding LLC (A-1+, P-1)
5.23%	07/06/07	33,000	32,683,585
5.24%	07/24/07	11,500	11,359,527
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	05/07/07	15,350	15,345,480
5.30%	05/16/07	15,250	15,216,323
Dakota Notes Program (A-1, P-1)
5.24%	07/18/07	41,600	41,127,251
Emerald Certificates MBNA (A-1+, P-1)
5.25%	06/14/07	81,500	80,977,540
Erasmus Capital Corp. (A-1+, P-1)
5.25%	06/20/07	30,431	30,209,107
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%	05/25/07	150,667	150,138,661
Five Finance, Inc. (A-1+, P-1)
5.24%	06/27/07	60,000	59,502,200
Foxboro Funding LLC (A-1, P-1)
5.30%	06/29/07	7,320	7,256,418
Grampian Funding LLC (A-1+, P-1)
5.24%	07/23/07	45,000	44,456,869
Hudson-Thames LLC (A-1+, P-1)
5.25%	06/22/07	22,275	22,106,081
Lexington Parker Capital Co. (A-1, P-1)
5.27%	05/18/07	89,946	89,722,159
5.23%	07/10/07	34,700	34,347,120
5.20%	08/09/07	152,475	150,270,466
Liberty Street Funding Corp. (A-1, P-1)
5.27%	05/21/07	71,000	70,792,128
Lockhart Funding LLC (F-1, P-1)
5.24%	06/06/07	49,406	49,147,113
Ranger Funding Co. LLC (A-1+, P-1)
5.28%	05/15/07	32,440	32,373,390
5.27%	05/22/07	133,376	132,965,980
5.27%	05/23/07	78,163	77,911,272
Solitaire Funding LLC (A-1+, P-1)
5.23%	07/23/07	28,850	28,502,125
5.24%	07/23/07	157,000	155,105,076
Tango Finance Corp. (A-1+, P-1)
5.24%	06/25/07	20,000	19,839,889
Three Rivers Funding Corp. (A-1, P-1)
5.28%	05/09/07	15,450	15,431,872
Thunder Bay Funding, Inc. LLC (A-1, P-1)
5.28%	05/16/07	25,000	24,945,000
Zela Finance, Inc. (A-1+, P-1)
5.24%	06/25/07	60,000	59,519,667

			2,054,438,167

Banks — 20.7%
Abbey National N.A. LLC (A-1+, P-1)
5.22%	06/06/07	30,335	30,176,651
Allied Irish Bank Plc (A-1, P-1)
5.20%	08/06/07	45,875	45,231,622
Banco Bilbao Vizcara Argentina (A-1, P-1)
5.27%	05/23/07	16,200	16,147,827
5.27%	05/24/07	60,000	59,797,983
5.26%	06/04/07	32,350	32,189,445
Bank of America Corp. (A-1+, P-1)
5.20%	07/25/07	337,000	332,860,002
5.17%	09/05/07	25,000	24,544,035
Citigroup Funding, Inc. (A-1+, P-1)
5.24%	05/23/07	100,000	99,679,472
Macquarie Bank Limited (A-1, P-1)
5.16%	08/13/07	100,000	98,509,333
5.22%	08/13/07	23,365	23,012,993
Natexis Banques Populaires (A-1+, P-1)
5.20%	08/10/07	48,945	48,230,260
Nationwide Building Society (A-1, P-1)
5.24%	07/05/07	100,000	99,054,792
Northern Rock Plc (A-1, P-1)
5.23%	06/29/07	100,000	99,142,369

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Banks (Continued)
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
5.28%	05/18/07	$218,370	$217,826,046
Santander Central Hispano Finance Delaware Inc. (A-1+, P-1)
5.20%	07/23/07	62,325	61,577,793
Skandinaviska Enskilda Bank (A-1, P-1)
5.20%	07/25/07	29,100	28,742,373
5.20%	08/08/07	33,125	32,650,857
Societe Generale N.A., Inc. (A-1+, P-1)
5.20%	07/23/07	46,870	46,308,621
Swedbank Mortgage AB (A-1, P-1)
5.22%	06/04/07	45,505	45,280,446
UBS Finance Delaware LLC (A-1+, P-1)
5.23%	07/05/07	150,000	148,583,542
5.24%	07/24/07	89,000	87,913,903
5.23%	07/25/07	112,000	110,616,956
5.14%	08/08/07	100,000	98,586,500
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.23%	07/05/07	100,000	99,055,695
5.24%	07/09/07	43,500	43,063,532

			2,028,783,048

TOTAL COMMERCIAL PAPER
(Cost $4,083,221,215)			4,083,221,215

MASTER NOTES — 3.4%
Security Brokers & Dealers — 3.4%
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(c)	05/01/07	235,000	235,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(d)
5.48%(c)(e)	05/01/07	97,451	97,450,999

TOTAL MASTER NOTES
(Cost $332,450,999)			332,450,999

VARIABLE RATE OBLIGATIONS — 27.0%
Asset Backed Securities — 3.0%
Arkle Master Issuer Plc (AAA, Aaa)
5.30%(c)(f)	05/17/07	28,300	28,300,000
Cullinan Finance Corp. (AAA, Aaa)
5.28%(c)	05/25/07	57,000	56,998,258
Holmes Master Issuer Plc, Series 06-1A (AAA, Aaa)
5.30%(c)(f)	05/15/07	29,600	29,600,000
Racers Trust, Series 04-6-MM (A-1, P-1)
5.37%(c)(f)	05/22/07	129,400	129,400,000
Wachovia Asset Securitization, Inc., Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(f)	05/25/07	22,514	22,514,213
Wachovia Asset Securitization, Inc., Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(f)	05/25/07	29,026	29,025,773

			295,838,244

Banks — 5.4%
Barclays Bank Plc (A-1+, P-1)
5.28%(c)	05/07/07	125,000	124,996,717
Gables of Germantown (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	15,000	15,000,000

Green Knight Economic Development, Series 04 (Fulton Bank LOC) (VMIG-1)
5.47%(c)	05/07/07	2,420	2,420,000
HBOS Treasury Services Plc (A-1+, P-1)
5.39%(c)	05/01/07	45,000	45,000,000
5.42%(c)(f)	06/25/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	1,425	1,425,000
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	6,475	6,475,000
5.36%(c)	05/07/07	3,505	3,505,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	14,045	14,045,000
Oxford Capital Enterprise LLC (National City Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	2,325	2,325,000
Paca-Pratt Associates, Inc. (M&T Bank Corp. LOC) (A-1)
5.37%(c)	05/07/07	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank N.A. LOC) (VMIG-1)
5.32%(c)	05/02/07	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)(d)
5.42%(c)	05/07/07	6,810	6,810,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (VMIG-1)
5.47%(c)	05/07/07	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)
5.42%(c)	05/07/07	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.37%(c)	05/07/07	1,490	1,490,000
Westpac Banking Corp. (AA, Aa3)(d)
5.40%(c)	06/11/07	108,250	108,250,000

			524,476,717

Life Insurance — 8.3%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(f)	05/16/07	100,000	100,000,000
5.33%(c)(f)	05/29/07	40,000	40,000,000
Irish Life & Permanent Plc (A-1, P-1)
5.34%(c)(f)	05/22/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(c)(f)	05/29/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.50%(c)(e)	06/01/07	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.41%(c)(e)	06/13/07	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.50%(c)(e)	06/01/07	26,000	26,000,000

			806,000,000

Municipal Bonds — 1.2%
Bergen County New Jersey Import Authority RB (Encap Golf Holdings LLC Project) Series 2005D DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
5.39%(c)	05/07/07	14,230	14,230,000
Covington Kentucky Industrial Building RB Series 2005A DN (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	9,120	9,120,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (Continued)
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	$4,585	$4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	1,045	1,045,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	2,800	2,800,000
Mayfield Spine Center RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	1,315	1,315,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)(d)
5.37%(c)	05/07/07	42,200	42,200,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)(d)
5.35%(c)	05/07/07	6,900	6,900,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
5.31%(c)	05/02/07	9,300	9,300,000
Texas GO Series 2005I-C DN (Depfa Bank Plc SBPA) (A-1+, VMIG-1)
5.31%(c)	05/02/07	13,500	13,500,000
5.31%(c)	05/02/07	5,270	5,270,000
Utah Telecommunication Open RB (Infrastructure Agency Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)(d)
5.35%(c)	05/07/07	7,900	7,900,000

			118,165,000

Personal Credit Institutions — 3.7%
General Electric Capital Corp. (AAA, Aaa)
5.44%(c)	05/09/07	116,000	116,000,000
5.44%(c)	05/17/07	163,760	163,760,000
5.28%(c)	05/24/07	83,000	83,000,000

			362,760,000

Security Brokers & Dealers — 5.4%
Bear Stearns & Co., Inc. (A-1, P-1)
5.38%(c)	05/29/07	64,000	64,000,000
The Goldman Sachs Group, Inc. (A-1+, P-1)
5.43%(c)(e)(f)	05/01/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(c)	05/15/07	200,000	200,000,000

			530,450,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $2,637,689,961)			2,637,689,961

TIME DEPOSITS — 7.9%
Wells Fargo Bank N.A. (A-1+, P-1)
5.25%	05/01/07	779,000
(Cost $779,000,000)			779,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.3% (Cost $9,718,077,256)			9,718,077,256

AFFILIATED INVESTMENTS — 0.6%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.32%(c)(g)	05/29/07	52,000
(Cost $52,000,000)			52,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost $9,770,077,256(a))			$9,770,077,256

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			14,146,076

NET ASSETS — 100.0%			$9,784,223,332

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Ratings reflect those of guarantor.
(e)	Illiquid Security. As of April 30, 2007, the Fund held 9.1% of its net assets, with a current market value of $889,900,999 in these securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 9.6% of its net assets, with a current market value of $935,289,986, in securities restricted as to resale.
(g)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.4%
Federal Farm Credit Bank Variable Rate Notes — 7.6%
5.18%(b)	05/01/07	$85,000	$84,981,147
5.23%(b)	05/01/07	105,000	104,993,879
5.24%(b)	05/01/07	30,000	29,998,650

			219,973,676

Federal Home Loan Bank Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,939,867

Federal Home Loan Mortgage Corp. Discount Notes — 0.5%
5.03%(c)	09/21/07	15,000	14,700,296

Federal Home Loan Mortgage Corp. Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,974,668

Federal National Mortgage Assoc. Discount Notes — 1.7%
5.05%(c)	09/05/07	49,279	48,401,081

Federal National Mortgage Assoc. Variable Rate Notes — 3.4%
5.19%(b)	06/28/07	100,000	99,965,682

TOTAL AGENCY OBLIGATIONS
(Cost $682,955,270)			682,955,270

REPURCHASE AGREEMENTS — 76.8%
Deutsche Bank Securities Inc.
5.10% (Agreement dated 04/30/07 to be repurchased at $185,470,271, collateralized by $240,641,384 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $191,007,320.)	05/01/07	185,444	185,444,000
Deutsche Bank Securities Inc.
5.23% (Agreement dated 04/30/07 to be repurchased at $100,014,528, collateralized by $129,764,988 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $103,000,000.)	05/01/07	100,000	100,000,000
Deutsche Bank Securities Inc.
5.28% (Agreement dated 02/14/07 to be repurchased at $202,640,000, collateralized by $259,529,975 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $206,000,000.)	05/15/07	200,000	200,000,000
Deutsche Bank Securities Inc.
5.26% (Agreement dated 03/16/07 to be repurchased at $151,972,500, collateralized by $194,647,481 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $154,500,000.)	06/14/07	150,000	150,000,000
Goldman Sachs & Co.
5.24% (Agreement dated 04/20/07 to be repurchased at $301,352,375, collateralized by $254,953,023 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% due from 10/15/16 to 05/15/34. The value of the collateral is $309,000,000.)	05/21/07	300,000	300,000,000

Greenwich Capital Markets, Inc.
5.24% (Agreement dated 04/30/07 to be repurchased at $500,072,778, collateralized by $1,725,309,542 Federal National Mortgage Assoc. Variable Rate Notes and Bonds 0.00% to 0.01% due from 04/01/27 to 03/01/47. The value of the collateral is $515,000,101.)	05/01/07	500,000	500,000,000
Lehman Brothers Inc.
5.20% (Agreement dated 04/30/07 to be repurchased at $56,082,100, collateralized by $370,555,000 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.00% due from 09/01/13 to 02/01/37. The value of the collateral is $57,759,568.)	05/01/07	56,074	56,074,000
Morgan Stanley & Co., Inc.
5.23% (Agreement dated 04/30/07 to be repurchased at $196,028,474, collateralized by $395,781,000 Tennessee Valley Authority Bonds, Resolution Funding Corp. Strips, Federal Farm Credit Bank Discount Notes, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Notes and Bonds and Federal National Mortgage Assoc. Discount Notes, Variable Rate Notes, Medium Term Notes, Notes and Bonds 0.00% to 8.50% due from 05/01/07 to 04/01/37. The value of the collateral is $205,431,879.)	05/01/07	196,000	196,000,000
UBS Securities LLC
5.28% (Agreement dated 02/01/07 to be repurchased at $355,390,000, collateralized by $536,447,904 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 04/15/37. The value of the collateral is $360,500,061.)	05/17/07	350,000	350,000,000
UBS Securities LLC
5.27% (Agreement dated 04/03/07 to be repurchased at $202,635,000, collateralized by $308,340,000 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 05/01/36. The value of the collateral is $206,002,191.)	07/02/07	200,000	200,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,237,518,000)			2,237,518,000

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $2,920,473,270(a))			2,920,473,270

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(6,069,649)

NET ASSETS — 100.0%			$2,914,403,621

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	The rate shown is the effective yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

T-FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS — 100.2%
Deutsche Bank Securities Inc.
5.13% (Agreement dated 04/30/07 to be repurchased at $425,060,563, collateralized by $919,475,496 U.S. Treasury Strip Principals and Strips 0.00% due 08/15/17 to 08/15/27. The value of the collateral is $433,500,000.)	05/01/07	$425,000	$425,000,000
Deutsche Bank Securities Inc.
5.20% (Agreement dated 04/13/07 to be repurchased at $709,100,000, collateralized by $1,514,430,230 U.S. Treasury Strip Principals and Strips 0.00% due 08/15/17 to 08/15/27. The value of the collateral is $714,000,000.)	07/12/07	700,000	700,000,000
Greenwich Capital Markets, Inc.
5.12% (Agreement dated 04/30/07 to be repurchased at $1,100,156,444, collateralized by $918,813,000 U.S. Treasury Notes and Bonds 4.62% to 9.00% due 02/29/12 to 05/15/30. The value of the collateral is $1,122,003,696.)	05/01/07	1,100,000	1,100,000,000
JPMorgan Securities Inc.
5.00% (Agreement dated 04/30/07 to be repurchased at $250,034,722, collateralized by $254,423,000 U.S. Treasury Notes 3.62% to 4.75% due 12/31/08 to 05/15/14. The value of the collateral is $255,004,552.)	05/01/07	250,000	250,000,000
Lehman Brothers Inc.
5.10% (Agreement dated 04/30/07 to be repurchased at $200,028,333, collateralized by $205,780,000 U.S. Treasury Notes 3.37% due 12/15/08. The value of the collateral is $204,002,038.)	05/01/07	200,000	200,000,000
Morgan Stanley & Co., Inc.
5.00% (Agreement dated 04/30/07 to be repurchased at $139,347,351, collateralized by $143,212,445 U.S. Treasury Bills, Notes, Inflation Indexed Securities, Strip Principals and Bonds 0.00% to 9.25% due 05/10/07 to 08/15/20. The value of the collateral is $142,873,966.)	05/01/07	139,328	139,328,000
Morgan Stanley & Co., Inc.
5.11% (Agreement dated 04/30/07 to be repurchased at $646,384,738, collateralized by $664,311,555 U.S. Treasury Bills, Notes, Inflation Indexed Securities, Strip Principals and Bonds 0.00% to 9.25% due 05/10/07 to 08/15/20. The value of the collateral is $662,741,476.)	05/01/07	646,293	646,293,000
UBS Securities LLC
5.21% (Agreement dated 02/08/07 to be repurchased at $202,778,667, collateralized by $207,015,000 U.S. Treasury Notes 4.25% to 5.12% due 06/30/08 to 08/15/14. The value of the collateral is $204,002,450.)	05/15/07	200,000	200,000,000
UBS Securities LLC
5.17% (Agreement dated 04/30/07 to be repurchased at $403,446,667, collateralized by $396,840,000 U.S. Treasury Notes and Bonds 4.62% to 6.00% due 08/31/11 to 02/15/26. The value of the collateral is $408,150,145.)	06/29/07	400,000	400,000,000
UBS Securities LLC
5.21% (Agreement dated 04/10/07 to be repurchased at $481,186,875, collateralized by $476,328,000 U.S. Treasury Notes 4.37% to 5.12% due 06/30/08 to 11/15/08. The value of the collateral is $484,501,818.)	07/09/07	475,000	475,000,000

TOTAL INVESTMENTS IN SECURITIES — 100.2%
(Cost $4,535,621,000(a))			4,535,621,000

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(9,275,973)

NET ASSETS — 100.0%			$4,526,345,027

(a) Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDERAL TRUST FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 100.0%
Federal Farm Credit Bank Discount Notes — 2.4%
5.16%(b)	05/29/07	$4,488	$4,470,006
5.20%(b)	05/29/07	173	172,300
5.18%(b)	07/10/07	784	776,104
5.12%(b)	08/27/07	500	491,609
5.12%(b)	08/28/07	678	666,525
5.12%(b)	09/05/07	380	373,136

			6,949,680

Federal Farm Credit Bank Variable Rate Notes — 39.7%
5.18%(c)	05/22/07	40,000	39,992,361
5.18%(c)	05/01/07	15,000	14,996,673
5.23%(c)	05/01/07	20,000	19,998,823
5.24%(c)	05/01/07	15,000	14,999,325
5.25%(c)	05/01/07	10,000	10,001,081
5.26%(c)	05/07/07	7,000	7,001,228
5.21%(c)	06/28/07	10,000	9,999,008

			116,988,499

Federal Home Loan Bank Discount Notes — 54.5%
5.13%(b)	05/02/07	5,336	5,335,240
5.15%(b)	05/02/07	10,000	9,998,570
5.12%(b)	05/09/07	10,000	9,988,611
5.13%(b)	05/09/07	5,000	4,994,300
5.14%(b)	05/09/07	1,595	1,593,178
5.13%(b)	05/11/07	26,967	26,928,572
5.14%(b)	05/11/07	4,750	4,743,225
5.20%(b)	05/11/07	400	399,422
5.16%(b)	05/22/07	5,862	5,844,355
5.15%(b)	05/23/07	5,000	4,984,264
5.16%(b)	05/25/07	2,659	2,649,853
5.14%(b)	05/30/07	6,000	5,975,133
5.14%(b)	06/06/07	5,000	4,974,275
5.14%(b)	06/20/07	5,000	4,964,340
5.12%(b)	06/22/07	5,000	4,962,986
5.14%(b)	06/27/07	5,000	4,959,348
5.14%(b)	06/29/07	13,000	12,890,596
5.13%(b)	07/05/07	11,123	11,019,973
5.12%(b)	07/11/07	2,453	2,428,206
5.12%(b)	07/25/07	10,000	9,879,170
5.12%(b)	07/27/07	20,371	20,118,882
5.15%(b)	08/17/07	700	689,185

			160,321,684

Federal Home Loan Bank Variable Rate Notes — 3.4%
5.20%(c)	06/18/07	10,000	9,995,991

TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost $294,255,854(a))			294,255,854

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%			116,534

NET ASSETS — 100.0%			$294,372,388

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TREASURY TRUST FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
U.S. TREASURY OBLIGATIONS — 106.5%
U.S. Treasury Bills — 83.9%
4.98%(b)	05/03/07	$29,258	$29,249,910
5.00%(b)	05/03/07	13,985	13,981,113
5.05%(b)	05/03/07	25,389	25,381,877
5.06%(b)	05/03/07	50,000	49,985,958
4.40%(b)	05/10/07	12,500	12,486,250
4.91%(b)	05/10/07	41,666	41,614,845
4.94%(b)	05/10/07	15,636	15,616,709
4.95%(b)	05/10/07	43,336	43,282,399
4.96%(b)	05/10/07	68,777	68,691,717
5.00%(b)	05/10/07	75,000	74,906,250
5.04%(b)	05/10/07	49,642	49,579,507
5.06%(b)	05/10/07	9,610	9,597,831
4.82%(b)	05/17/07	23,540	23,489,520
5.03%(b)	05/17/07	65,000	64,854,744
5.05%(b)	05/17/07	23,869	23,815,459
4.80%(b)	05/24/07	25,901	25,821,570
4.81%(b)	05/24/07	5,333	5,316,608
4.82%(b)	05/24/07	7,162	7,139,945
4.83%(b)	05/24/07	1,739	1,733,632
5.02%(b)	05/24/07	677	674,829
5.04%(b)	05/24/07	34,007	33,897,432
4.94%(b)	05/31/07	28,600	28,482,263
5.04%(b)	05/31/07	35,000	34,852,942
4.88%(b)	06/07/07	6,159	6,128,078
4.89%(b)	06/07/07	4,744	4,720,138
4.90%(b)	06/07/07	44,924	44,697,527
4.98%(b)	06/07/07	49,604	49,350,340
4.96%(b)	06/14/07	26,500	26,339,351
4.93%(b)	06/21/07	33,800	33,563,887
4.76%(b)	07/05/07	9,958	9,872,327
4.89%(b)	07/05/07	40,906	40,544,813
4.90%(b)	07/05/07	20,000	19,823,236
4.80%(b)	07/12/07	15,623	15,473,175
4.84%(b)	07/12/07	5,881	5,824,070
4.85%(b)	07/12/07	16,846	16,682,678
4.84%(b)	07/19/07	3,545	3,507,309
4.90%(b)	07/19/07	52,000	51,440,856
4.81%(b)	07/26/07	9,005	8,901,528
4.80%(b)	08/02/07	35,000	34,575,333
4.90%(b)	08/23/07	35,000	34,456,362

			1,090,354,318

U.S. Treasury Notes — 22.6%
4.38%	05/15/07	100,000	99,971,517
3.50%	05/31/07	50,000	49,941,406
3.88%	07/31/07	35,000	34,899,512
2.75%	08/15/07	20,000	19,868,694
3.25%	08/15/07	55,515	55,225,404
6.12%	08/15/07	34,000	34,102,365

			294,008,898

TOTAL INVESTMENTS IN SECURITIES — 106.5%
(Cost $1,384,363,216(a))			1,384,363,216

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%			(84,756,319)

NET ASSETS — 100.0%			$1,299,606,897

(a)	Aggregate cost for federal income tax purposes.
(b)	The rate shown is the effective yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.7%
Alabama — 0.8%
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	$17,665	$17,665,000

Alaska — 0.1%
Matanuska-Susitna Borough RB MERLOTS Trust Receipts Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	3,105	3,105,000

Arizona — 1.4%
Arizona Agriculture Import & Power Distribution Electric System RB (Salt River Project) Series 2006 ROC-II-9019 DN (Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	5,695	5,695,000
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	3,155	3,161,859
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (LaSalle Bank N.A. LOC)
3.95%(b)	05/07/07	5,445	5,445,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	14,300	14,300,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.94%(b)	05/07/07	2,500	2,500,000

			31,101,859

Arkansas — 0.9%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.97%(b)	05/07/07	15,400	15,400,000
Fort Smith Sales & Use Tax RB Series 2006 MB (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,287,222

			20,687,222

California — 0.8%
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	5,040	5,040,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	450	450,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	12,995	12,995,000

			18,485,000

Colorado — 4.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
4.00%(b)	05/07/07	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
4.13%(b)	05/07/07	11,815	11,815,000
Colorado General Fund RB Series 2006 RAN (SP-1+)
4.50%	06/27/07	30,000	30,033,383
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	3,715	3,715,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	4,400	4,400,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-120Cl DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000
Colorado Regional Transportation District Sales Tax RB Series 2006 ROC-RR-II-R-657 DN (AMBAC Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	10,020	10,020,000
Colorado Springs Utilities RB Citibank Trust Receipts Series 2005R ROC-II-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	7,465	7,465,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.99%(b)(c)	05/07/07	2,000	2,000,000

			94,808,383

Delaware — 0.3%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.88%(b)	05/07/07	2,460	2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
4.04%(b)	05/07/07	1,970	1,970,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	2,875	2,875,000

			7,305,000

District of Columbia — 0.2%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(b)	05/07/07	3,545	3,545,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
District of Columbia (Continued)
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.95%(b)(c)	05/07/07	$1,700	$1,700,000

			5,245,000

Florida — 2.3%
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,620	10,620,000
Jacksonville RB Municipal Securities Trust Certificates Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	8,760	8,760,000
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
3.98%(b)	05/07/07	12,000	12,000,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.99%(b)(c)	05/07/07	2,740	2,740,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,750	10,750,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
4.04%(b)	05/07/07	5,475	5,475,000

			50,345,000

Georgia — 1.8%
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
4.01%(b)	05/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.97%(b)	05/07/07	1,280	1,280,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.97%(b)	05/07/07	1,109	1,109,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.96%(b)	05/07/07	5,925	5,925,000
Columbus Development Authority RB Series 2007 DN (Synovus Securities, Inc. LOC)
3.97%(b)	05/07/07	2,200	2,200,000
Columbus Hospital Authority RB (St Francis Hospital Project) Series 2000A DN (Synovus Securities, Inc. LOC)
3.98%(b)	05/07/07	10,020	10,020,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) Series 1995 DN (Federal National Mortgage Assoc. Guaranty) (A-1+, VMIG-1)
3.93%(b)	05/07/07	400	400,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.95%(b)	05/07/07	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,000	3,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
4.00%(b)(c)	05/07/07	2,310	2,310,000

			39,359,000

Hawaii — 1.0%
Hawaii GO Eagle Trust Receipts Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	3,600	3,600,000
Hawaii GO Municipal Securities Trust Certificates Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	9,990	9,990,000
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Insurance, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
4.02%(b)	05/07/07	7,500	7,500,000

			21,090,000

Illinois — 6.6%
Central Lake County Action Water Agency RB MERLOTS Trust Receipts Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	4,960	4,960,000
Chicago Board of Education GO MERLOTS Trust Receipts Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.99%(b)(c)	05/07/07	3,090	3,090,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	5,270	5,270,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Illinois (Continued)
Chicago Park District RB Eagle Trust Receipts Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	$5,345	$5,345,000
Chicago Sales Tax RB MERLOTS Trust Receipts Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,000	5,000,000
Chicago Transportation Authority RB Putters Series 2006-1651 DN (AMBAC Insurance, Dresdner Bank AG LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	20,960	20,960,000
Du Page County RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	15,970	15,970,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
4.02%(b)(c)	05/07/07	2,935	2,935,000
Illinois Development Finance Authority RB (Fairview Project) Series 2004 DN (LaSalle Bank N.A. LOC) (A-1)
3.97%(b)	05/07/07	5,000	5,000,000
Illinois Educational Facilities Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	1,800	1,800,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	2,780	2,780,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	2,485	2,485,000
Illinois Health Facilities Authority RB Municipal Securities Trust Certificates Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	14,835	14,835,000
Lake County First Preservation District GO Citibank Trust Receipts Series 2003R ROC-II DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	1,975	1,975,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.98%(b)(c)	05/07/07	9,210	9,210,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005 PZ-9 DN (MBIA Insurance) (F-1+)
3.98%(b)(c)	05/07/07	12,830	12,830,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 TOCS DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	4,405	4,405,000
Regional Transportation Authority GO MERLOTS Trust Receipts Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	1,600	1,600,000
Rockford Industrial Development Authority RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Ilsley Bank LOC)
4.05%(b)	05/07/07	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	3,500	3,500,000
Will County Community School District No. 365 GO Goldman Sachs Trust Receipts Series 2006Z TOCS-10 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	2,065	2,065,000
Will County GO Municipal Securities Trust Certificates Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	7,725	7,725,000

			145,570,000

Indiana — 6.3%
Daviess County Econmic Development RB (Daviess Community Hospital Project) Series 2006 DN (Radian Insurance, KeyBank N.A. SBPA) (VMIG-1)
3.99%(b)	05/07/07	6,205	6,205,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group LOC) (A-1+)
3.97%(b)	05/07/07	11,000	11,000,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	11,950	12,002,183
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA/A-1)
3.97%(b)(c)	05/07/07	17,000	17,000,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	20,435	20,435,000
Indiana Transportation Finance Authority Highway RB Series 2004 DN (FGIC Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	4,000	4,000,000
Indianapolis Public Improvment RB Trust Receipts Series 2006 PZ-7 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facilty) (F-1+)
3.98%(b)(c)	05/07/07	4,080	4,080,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	4,600	4,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (Continued)
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.99%(b)(c)	05/07/07	$7,125	$7,125,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.97%(b)	05/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB MERLOTS Trust Receipts Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.97%(b)	05/07/07	6,840	6,840,000

			137,672,183

Iowa — 3.1%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
4.12%(b)	05/07/07	8,000	8,000,000
Iowa Finance Authority Healthcare Facilities RB Putters Series 2006-1477 DN (Radian Insurance, JPMorgan Chase & Co. SBPA)
3.98%(b)(c)	05/07/07	9,395	9,395,000
Iowa GO Series 2006 TRAN (SP-1+, MIG-1)
4.25%	06/29/07	16,600	16,618,982
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.95%(b)	05/07/07	1,600	1,600,000
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.95%(b)	05/07/07	17,035	17,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
4.04%(b)	05/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
4.07%(b)	05/07/07	4,500	4,500,000
Wapello County RB (Ottumwa Regional Health Center Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Depfa Bank Plc SBPA) (A-1+)
3.60%(b)	05/07/07	1,305	1,305,000

			67,653,982

Kansas — 0.2%
Kansas Development Finance Authority RB (Water Pollution Control Revolving Project) Series 1997-11 MB (AAA, Aaa)
5.20%	05/01/07	1,080	1,080,000
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	4,000	4,000,000

			5,080,000

Kentucky — 0.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.98%(b)	05/07/07	4,200	4,200,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
4.05%(b)	05/07/07	915	915,000
Louisville & Jefferson Counties Metropolitan Government Health System RB Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	2,555	2,555,000

			7,670,000

Louisiana — 5.4%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
3.97%(b)	05/07/07	5,000	5,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	1,040	1,040,000
Louisiana Gas & Fuel Tax RB Series 2006 ROC-RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	8,500	8,500,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000
Louisiana GO Series 2005A MB (MBIA Insurance) (AAA, Aaa)
5.00%	08/01/07	3,360	3,372,332
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.97%(b)	05/07/07	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
4.00%(b)	05/07/07	7,500	7,500,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Programs Project) Series 2007 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA)

4.02%(b)	05/07/07	5,000	5,000,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquistion Programs Project) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

4.02%(b)	05/07/07	21,880	21,880,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (Continued)

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Programs Project) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

4.02%(b)	05/07/07	$20,000	$20,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
4.00%(b)	05/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.96%(b)	05/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (Loyola University Project) Series 1997 MB (AAA, Aaa)
5.62%	10/01/07	1,000	1,027,888
Louisiana Public Facilities Authority RB Putters Series 2007-1754 DN (CIFG IXIS Financial Guaranty Insurance, JPMorgan Chase & Co. Liquidity Facility)
3.98%(b)(c)	05/07/07	3,500	3,500,000

			119,490,220

Maryland — 1.6%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.97%(b)	05/07/07	5,310	5,310,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility) Series 2007 DN (M&T Bank Corp. LOC)
3.97%(b)	05/04/07	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,260	3,260,000
Maryland Health & Higher Education Facilities Authority RB (Pickersgill Project) Series 2006 DN (Radian Insurance, Branch Banking & Trust Co. SBPA) (A-1, P-1)
3.99%(b)	05/07/07	7,345	7,345,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.83%(b)	05/07/07	8,430	8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	3,770	3,770,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	2,600	2,600,000

			34,975,000

Massachusetts — 1.2%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,840,279
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System) Series 2003D-5 DN
3.96%(b)	05/01/07	1,700	1,700,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,183,946

			26,724,225

Michigan — 4.6%
Detroit Sewer Authority RB Municipal Products, Inc. Trust Receipts Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	3,490	3,490,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	6,895	6,895,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, Depfa Bank Plc SBPA) (A-1+)
3.94%(b)	05/07/07	2,000	2,000,000
Jackson County Economic Development Limited Obligation RB (Vista Grande Villa Project) Series 2001A DN (LaSalle Bank N.A. LOC) (A-1)
4.05%(b)	05/01/07	15,690	15,690,000
Kalamazoo Education Authority RB (Friendship Village Project) Series 1997A DN (Fifth Third Bank N.A. LOC) (A-1+)
3.95%(b)	05/07/07	2,900	2,900,000
Kentwood Economic Development Corp. RB (Holland Homes Obligated Group Project) Series 2002B DN (LaSalle Bank N.A. LOC)
3.97%(b)	05/07/07	7,900	7,900,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
4.07%(b)	05/07/07	8,190	8,190,000
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142 DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	15,400	15,400,000
Michigan Building Authority RB Series 1997I MB (AMBAC Insurance) (AAA, Aaa)
6.50%	10/01/07	5,750	5,820,625
Michigan Building Authority RB Series 2007 ROC-RR-II-R-9072 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility)
3.98%(b)(c)	05/07/07	15,775	15,775,000
Michigan GO Series 2006A MB (Depfa Bank Plc LOC) (SP-1+, MIG-1)
4.25%	09/28/07	6,500	6,519,404
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
4.03%(b)	05/07/07	5,335	5,335,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000

			100,915,029

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Minnesota — 3.0%
Minneapolis & St. Paul Metropolitan Airports Commission RB MERLOTS Trust Receipts Series 2000A DN (FGIC Insurance) (VMIG-1)
3.99%(b)(c)	05/07/07	$4,985	$4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	2,000	2,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.97%(b)(c)	05/07/07	36,425	36,425,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	14,705	14,705,000
West St. Paul ISD Number 197 RB Trust Receipts Series 6506-ROC-R-II DN (Citibank N.A. SBPA) (A-1+)
3.98%(b)(c)	05/07/07	7,115	7,115,000

			65,230,000

Mississippi — 1.4%
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
4.02%(b)	05/07/07	3,425	3,425,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
4.02%(b)	05/07/07	11,745	11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
4.02%(b)	05/07/07	15,000	15,000,000

			30,170,000

Missouri — 1.5%
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	10,115	10,115,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	7,330	7,330,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.95%(b)	05/07/07	14,860	14,860,000

			32,305,000

Multi-State — 0.8%
Branch Banking & Trust GO Municipal Trust Floaters Series 2007-2004 DN (FGIC Insurance, Branch Banking & Trust Liquidity Facility)
4.01%(b)(c)	05/07/07	12,000	12,000,000
UBS Municipal Certificates GO Series 2007 DN (BNP Parisbas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	5,000	5,000,000

			17,000,000

Nebraska — 0.5%
Central Plains Energy RB (Nebgas Project) Series 2007A MB (-AA, Aa3)
5.00%	12/01/07	2,725	2,744,905
Omaha GO Eagle Trust Receipts Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000

			10,744,905

Nevada — 1.2%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,995	4,995,000
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.97%(b)(c)	05/07/07	12,495	12,495,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	7,600	7,600,000

			25,090,000

New Hampshire — 0.5%
New Hampshire Business Finance Authority Industrial Facility RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	4,310	4,310,000
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance, Inc. Guaranty, Fleet National Bank SBPA) (A-1+)
3.98%(b)	05/07/07	7,000	7,000,000

			11,310,000

New Jersey — 1.2%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.98%(b)	05/07/07	5,630	5,630,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Securities Trust Certificates Series 2006C DN (MBIA Insurance) (VMIG-1)
3.98%(b)(c)	05/07/07	11,695	11,695,000
New Jersey Transportation Trust Fund Authority RB Series 2006-10Z DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	1,860	1,860,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
New Jersey Transportation Trust Fund Authority RB Series 2007-4Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.98%(b)(c)	05/07/07	$6,500	$6,500,000

			25,685,000

New Mexico — 0.5%
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	10,290	10,290,000

New York — 1.0%
New York City Municipal Water Finance Authority TECP
3.80%	06/08/07	6,380	6,380,000
3.68%	06/13/07	5,000	5,000,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(b)	05/07/07	11,295	11,295,000

			22,675,000

North Carolina — 5.0%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	295	295,000
Houston Water & Sewer System TECP (A-1, P-1)
3.70%	06/19/07	7,900	7,900,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1, F-1+)
4.01%(b)	05/01/07	45,200	45,200,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.95%(b)	05/07/07	1,225	1,225,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.95%(b)	05/07/07	4,300	4,300,000
North Carolina GO (Highway Project) Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	2,500	2,500,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	5,500	5,500,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC) (A-1)
3.93%(b)	05/07/07	5,710	5,710,000
North Carolina Medical Care Community Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.97%(b)	05/07/07	4,900	4,900,000
North Carolina Medical Care Community Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.97%(b)	05/07/07	$2,400	$2,400,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	2,640	2,640,000
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.97%(b)	05/07/07	4,950	4,950,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	10,000	10,000,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	5,995	5,995,000

			110,315,000

Ohio — 5.5%
Akron Income Tax RB Munitops Trust Certificates (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.99%(b)(c)	05/07/07	31,530	31,530,000
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A DN (U.S. Bank N.A. LOC)
3.95%(b)	05/07/07	1,750	1,750,000
Butler County Hospital Facilities RB Putters Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase & Co. SBPA)
3.98%(b)(c)	05/07/07	4,000	4,000,000
Cincinnati GO Municipal Trust Receipts Series 2006K-66 DN (FGIC Insurance, Lehman Liquidity Co. Liquidity Facility)
4.00%(b)(c)	05/07/07	1,365	1,365,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	4,400	4,400,000
Cleveland Airport RB Municipal Products, Inc. Trust Receipts Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.97%(b)(c)	05/07/07	8,505	8,505,000
Cuyahoga County Continuing Care Facilities RB Series 1999 DN (LaSalle Bank N.A. LOC)
3.97%(b)	05/07/07	9,800	9,800,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (JPMorgan Chase & Co. LOC)
3.97%(b)	05/07/07	1,850	1,850,000
East Knox Local School District Howard GO Series 2006 BAN (SP-1)
4.25%	06/01/07	9,850	9,856,013

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
East Knox Local School District Howard GO Series 2007 BAN (SP-1)
5.00%	06/01/07	$1,475	$1,476,739
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
4.00%(b)	05/07/07	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.98%(b)	05/07/07	290	290,000
Hamilton County Health Care Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.95%(b)	05/07/07	1,300	1,300,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	5,090	5,090,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.92%(b)	05/07/07	880	880,000
Hamilton County Sales Tax RB Series 2006 ROC-RR-II-R-9051 DN (FSA Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	13,665	13,665,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 MB (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (MIG-1)
3.60%(b)(c)	05/07/07	6,995	6,995,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
3.95%(b)	05/07/07	2,500	2,500,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	2,000	2,000,000
University of Cincinnati General Receipts RB Series 2007B DN (MBIA Insurance, Bayerische Landesbank Girozentrale SBPA) (VMIG-1)
3.96%(b)	05/07/07	5,155	5,155,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
4.01%(b)	05/07/07	2,425	2,425,000

			120,532,752

Oklahoma — 0.1%
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
4.15%(b)	05/07/07	2,150	2,150,000

Oregon — 0.3%
Multnomah County Hospital Facilites Authority RB (Terwilliger Plaza Project) Series 2006C DN (Bank of America N.A. LOC) (A-1+)
3.96%(b)	05/07/07	6,500	6,500,000

Pennsylvania — 0.5%
Allegheny County Hospital Development Authority RB Putters Series 1281 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	3,160	3,160,000
Delaware Valley IDRB Citibank Trust Receipts Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
4.00%(b)	05/07/07	1,765	1,765,000

			9,925,000

Puerto Rico — 0.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,830	3,830,000

Rhode Island — 0.2%
Cumberland GO Series 2007 TAN
4.00%	06/29/07	3,600	3,601,968

South Carolina — 2.8%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.97%(b)	05/07/07	4,000	4,000,000
Greenville County School District RB UBS Municipal Certificates Series 2006-02 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.96%(b)(c)	05/07/07	7,390	7,390,000
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	5,695	5,695,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (Synovus Securities, Inc. LOC)
3.96%(b)	05/07/07	5,750	5,750,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.97%(b)	05/07/07	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc. Guaranty) (VMIG-1)
3.98%(b)	05/07/07	8,000	8,000,000
South Carolina Transitional Infrastructure RB Munitops Trust Certificates Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,475	10,475,000

			61,310,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee — 3.5%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
4.01%(b)	05/07/07	$1,805	$1,805,000
Knoxville Waste Water System RB Putters Series 2006-1292 DN (MBIA Insurance) (A-1)
3.97%(b)(c)	05/07/07	8,075	8,075,000
Memphis GO Series 1995A DN (WestLB AG LOC) (A-1+, VMIG-1)
4.15%(b)	05/07/07	100	100,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB Series 2006-1578 DN (Morgan Guaranty Trust LOC)
3.98%(b)(c)	05/07/07	45,000	45,000,000
Tennessee Energy Acquisition Corp. Gas RB MERLOTS Trust Receipts Series 2007C-07 DN (Bank of New York SBPA) (A-1+)
4.00%(b)(c)	05/07/07	4,445	4,445,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-95TP DN (Branch Banking & Trust Co. SBPA)
3.96%(b)(c)	05/07/07	8,375	8,375,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-98 DN (The Goldman Sachs Group, Inc. Guaranty)
3.97%(b)(c)	05/07/07	8,005	8,005,000

			75,805,000

Texas — 11.3%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
3.99%(b)(c)	05/07/07	2,475	2,475,000
Austin Water & Wastewater System RB Municipal Products, Inc. Trust Receipts Series 2006I-4 DN (MBIA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	7,900	7,900,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
4.02%(b)(c)	05/07/07	2,530	2,530,000
Coppell ISD RB Municipal Securities Trust Certificates Series 2006A-14 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility)
3.98%(b)(c)	05/07/07	2,145	2,145,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	11,565	11,565,000
Dallas Waterworks & Sewer System RB Series 2003 MB (FSA Insurance LOC)
5.00%	10/01/07	1,345	1,352,432
De Soto ISD RB Citigroup Trust Receipts Series 2004R-2107-ROC-II DN (PSF Guaranty, Citigroup Global Markets Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	6,080	6,080,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.97%(b)(c)	05/02/07	4,000	4,000,000
El Paso Certificates GO Series 2000 MB (FSA Insurance) (Aaa)
5.88%	08/15/07	1,665	1,675,889
Galena Park ISD GO Series 2001SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
3.96%(b)(c)	05/07/07	9,900	9,900,000
Harris County RB Citibank Trust Receipts Series 2002-1029-ROC-II DN (FSA Insurance) (A-1+)
3.98%(b)(c)	05/07/07	1,875	1,875,000
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.99%(b)(c)	05/07/07	7,400	7,400,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	7,460	7,460,000
Houston ISD GO Putters Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	5,330	5,330,000
Houston Water & Sewer System RB Municipal Securities Trust Certificates Series 2006A-5015 MB (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (MIG-1)
3.85%(b)(c)	06/21/07	14,905	14,905,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	1,600	1,600,000
Lower Colorado River Authority RB Series 1999B MB (FSA Insurance)
6.00%	05/15/07	3,000	3,002,783
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	9,395	9,395,000
North East ISD GO Series 2000SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
3.96%(b)(c)	05/07/07	26,515	26,515,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,690	10,690,000
Socorro ISD GO Citigroup Trust Receipts Series 2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
3.98%(b)(c)	05/07/07	2,485	2,485,000
Texas A&M University RB Trust Receipts Series 2003R-4005 ROC-II DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	4,945	4,945,000
Texas GO Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.97%(b)(c)	05/07/07	4,010	4,010,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	7,650	7,650,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	50,050	50,202,565
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
3.97%(b)(c)	05/07/07	13,630	13,630,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (Continued)
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	$5,425	$5,425,000
University of Texas Permanent University Fund RB Citibank Trust Receipts Series 2005 ROC-II-R-2194 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	11,830	11,830,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	6,235	6,235,000

			249,308,669

Utah — 0.1%
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

Vermont — 1.5%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
4.01%(b)	05/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	4,830	4,830,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
4.07%(b)	05/01/07	21,000	21,000,000

			33,605,000

Virginia — 0.1%
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	600	600,000
Hampton Roads Regional Jail Authority Facilities RB Trust Receipts Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	1,395	1,395,000
Virginia Public School Authority RB Trust Receipts Series 2003R-4050-ROC-II DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	100	100,000

			2,095,000

Washington — 6.2%
King County GO Series 1997D MB (AA1, Aaa)
5.70%	05/07/07	1,000	1,024,852
King County School District RB Municipal Securities Trust Certificates (Highline Public Schools Project) Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	11,750	11,750,000
King County Sewer RB Eagle Trust Receipts Series 2006A-0160 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	20,000	20,000,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.97%(b)(c)	05/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	7,365	7,365,000
Spokane County School District No. 081 GO Citibank Trust Receipts Series 2003R-ROC- II-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,540	3,540,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.97%(b)(c)	05/07/07	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	12,475	12,475,000
Washington GO Piper Jaffray Trust Certificates Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,170	5,170,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.97%(b)(c)	05/07/07	8,055	8,055,000
Washington Health Care Facilities Authority RB (Seattle Cancer Care Project) Series 2005 DN (KeyBank N.A. LOC) (A-1)
3.97%(b)	05/07/07	4,250	4,250,000
Washington Health Care Facilities Authority RB (Swedish Health Services Project) Series 2006 DN (Citibank N.A. LOC) (VMIG-1)
4.06%(b)	05/07/07	20,000	20,000,000
Washington Health Care Facilities Authority RB Series 2006 ROC-RR-II-R-669 DN (Radian Insurance, Citibank N.A. Guaranty) (Aa)
3.99%(b)(c)	05/07/07	640	640,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (F-1+)
4.00%(b)	05/01/07	36,555	36,555,000

			136,961,352

West Virginia — 0.2%

West Virginia Economic Development Authority RB Municipal Securities Trust Certificates (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.97%(b)(c)	05/07/07	4,990	4,990,000

Wisconsin — 2.3%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
3.93%(b)	05/07/07	8,100	8,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Wisconsin (Continued)
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	$5,280	$5,280,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.98%(b)	05/07/07	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc. Guaranty) (F-1)
3.99%(b)	05/07/07	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.98%(b)	05/07/07	9,800	9,800,000
Wisconsin Health & Educational Facilities Authority RB (Watertown Memorial Hospital, Inc. Project) Series 2006 DN (Radian Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.99%(b)	05/07/07	5,000	5,000,000
Wisconsin TECP (A-1+, P-1)
3.67%	06/01/07	6,000	6,000,000
3.66%	06/06/07	10,000	10,000,000

			51,185,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.7% (Cost $2,080,561,749)			2,080,561,749

AFFILIATED INVESTMENTS — 4.6%
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.01%(b)(c)(d)	05/07/07	24,995	24,995,000
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+)
3.98%(b)(c)	05/07/07	8,815	8,815,000
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
4.01%(b)(c)(d)	05/07/07	3,880	3,880,000
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
4.01%(b)(c)(d)	05/07/07	28,000	28,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.99%(b)(c)(d)	05/07/07	5,610	5,610,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	2,590	2,590,000
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.95%(b)(c)	05/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.97%(b)(c)(d)	05/07/07	2,320	2,320,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.98%(b)(c)(d)	05/07/07	7,100	7,100,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
4.01%(b)(c)	05/07/07	2,355	2,355,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
4.02%(b)(c)(d)	05/07/07	3,160	3,160,000
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.97%(b)(c)(d)	05/07/07	5,000	5,000,000

TOTAL AFFILIATED INVESTMENTS
(Cost $101,395,000)			101,395,000

TOTAL INVESTMENTS IN SECURITIES — 99.3%
(Cost $2,181,956,749(a))			2,181,956,749

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			15,237,667

NET ASSETS — 100.0%			$2,197,194,416

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 52.7% of its net assets, with a current market value of $1,158,526,500, in securities restricted as to resale.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 95.4%
Alabama — 7.0%
Alabama Housing Financing Authority Single Family Mortgages RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2)
4.09%(b)	05/07/07	$10,000	$10,000,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	900	900,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
4.03%(b)	05/01/07	6,800	6,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
4.08%(b)	05/01/07	6,800	6,800,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
4.02%(b)	05/07/07	1,365	1,365,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	64,300	64,300,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	1,300	1,300,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.02%(b)	05/07/07	1,735	1,735,000

			93,200,000

Arizona — 0.6%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	1,460	1,463,174
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.73%(b)	09/04/07	6,200	6,200,000

			7,663,174

Arkansas — 0.4%
Arkansas Development Finance Authority Single Family Mortgages RB (Mortgage Backed Securities Program) Series 2006E AMT DN (State Street Bank & Trust Co. LOC) (A-1+)
4.00%(b)	05/07/07	5,000	5,000,000

California — 1.9%
California Housing Finance Agency RB Series 2002Q AMT DN (Bank of Nova Scotia Liquidity Facility) (A-1+, VMIG-1)
3.99%(b)	05/07/07	14,440	14,440,000
California Pollution Control Financing Authority PCRB (Resource Recovery-Wadham Energy Project) Series 1987C AMT DN (A-1+)
3.93%(b)	05/07/07	10,445	10,445,000

			24,885,000

Colorado — 4.0%
Colorado Housing & Finance Authority Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.01%(b)	05/07/07	52,500	52,500,000

Florida — 5.5%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
5.06%(b)	05/07/07	7,000	7,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
4.05%(b)	05/07/07	1,930	1,930,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
4.01%(b)	05/01/07	18,000	18,000,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
4.01%(b)	05/01/07	9,000	9,000,000
Jacksonville Port Authority RB (Mitsu O S K Lines Limited) Series 2007 AMT DN (Sumitomo Mitsui Banking LOC) (A-1, VMIG-1)
3.98%(b)	05/07/07	10,000	10,000,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
4.08%(b)	05/07/07	2,160	2,160,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.95%(b)(c)	05/07/07	3,400	3,400,000
Pinellas County IDRB Series 2004 DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.10%(b)	05/07/07	2,250	2,250,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D DN (National Rural Utilities LOC) (A-1)
3.53%(b)	06/15/07	10,000	10,000,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 2003H-4 DN (National Rural Utilities Guaranty) (A-1)
3.68%(b)	10/26/07	7,475	7,475,000

			73,070,000

Georgia — 4.7%
Burke County TECP (A-1+, VMIG-1)
3.65%	09/10/07	12,500	12,500,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
4.00%(b)	05/07/07	300	300,000
Fulton County Development Authority RB (Robert W Woodruff Arts Center) Series 2004B DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.96%(b)	05/07/07	37,500	37,500,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	1,000	1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (Continued)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	1,000	1,000,000
Macon-Bibb County IDRB (Battle Lumber Co, Inc. Project) Series 2007 DN (U.S. Bank N.A. LOC) (VMIG-1)
4.02%(b)	05/07/07	5,500	5,500,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	3,100	3,100,000

			61,900,000

Illinois — 5.7%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
4.06%(b)	05/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	7,015	7,015,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
4.12%(b)	05/07/07	1,565	1,565,000
Illinois Development Finance Authority IDRB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase & Co. LOC)
4.05%(b)	05/07/07	3,050	3,050,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
4.11%(b)	05/07/07	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
4.02%(b)	05/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
4.08%(b)	05/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
4.08%(b)	05/07/07	4,155	4,155,000
Illinois Development Finance Authority RB (Fairview Project) Series 2004 DN (LaSalle Bank N.A. LOC) (A-1)
3.97%(b)	05/07/07	11,500	11,500,000
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Series 2007B AMT DN (Banque Nationale de Paribas LOC) (A-1+)
4.02%(b)(c)	05/07/07	10,000	10,000,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	360	360,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	1,500	1,500,000
Will County Exempt Facilities RB (Exxonmobil Project) Series 2001 AMT DN (A-1+, VMIG-1)
4.13%(b)	05/01/07	26,815	26,815,000

			75,290,000

Indiana — 3.0%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
4.09%(b)	05/07/07	1,960	1,960,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
4.11%(b)	05/07/07	925	925,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
4.11%(b)	05/07/07	1,470	1,470,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
4.07%(b)	05/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	3,800	3,816,594
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
4.31%(b)	05/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.00%(b)	05/07/07	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
4.35%(b)	05/07/07	500	500,000
Indiana Finance Authority Enviromental RB (Mittal Steel USA Project) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.98%(b)	05/07/07	5,200	5,200,000
Indiana Housing & Community Development Authority Single Family Mortgages RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	5,000	5,000,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, JPMorgan Chase & Co. SBPA)
4.16%(b)	05/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	3,000	3,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.10%(b)	05/07/07	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	825	825,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (Continued)
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	$3,135	$3,135,000

			40,221,594

Iowa — 0.3%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC)
4.07%(b)	05/07/07	3,535	3,535,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
4.20%(b)	05/07/07	1,000	1,000,000

			4,535,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
4.02%(b)	05/07/07	2,250	2,250,000

Kentucky — 2.6%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
4.10%(b)	05/07/07	900	900,000
Clark County PCRB (Eastern Kentucky Power National Rural Co-op Utilities Project) Series 1984J-2 DN (A-1, MIG-1)
3.70%(b)	10/15/07	10,605	10,605,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank N.A. LOC)
4.15%(b)	05/07/07	1,610	1,610,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
4.10%(b)	05/07/07	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	206	206,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
4.22%(b)	05/07/07	7,400	7,400,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.73%(b)	08/15/07	8,800	8,800,000

			33,951,000

Louisiana — 2.1%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
4.02%(b)	05/07/07	2,150	2,150,000
East Baton Rouge RB Morgan Keegan Municipal Products, Inc. Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
4.02%(b)(c)	05/07/07	3,000	3,000,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
4.17%(b)	05/07/07	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
4.05%(b)	05/07/07	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
4.05%(b)	05/07/07	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
4.17%(b)	05/07/07	1,340	1,340,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
4.02%(b)(c)	05/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
4.02%(b)	05/07/07	2,530	2,530,000
St. Charles Parish PCRB (Shell Oil Co. Norco Project)n Series 1991 AMT DN (A-1+, VMIG-1)
4.10%(b)	05/01/07	6,000	6,000,000

			28,220,000

Maine — 0.5%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
4.02%(b)	05/07/07	1,900	1,900,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	4,000	4,000,000

			5,900,000

Maryland — 1.7%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
4.02%(b)	05/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
4.02%(b)	05/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
4.07%(b)	05/01/07	870	870,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (Continued)
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
4.02%(b)	05/07/07	$2,355	$2,355,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
4.07%(b)	05/07/07	5,195	5,195,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
4.07%(b)	05/07/07	2,200	2,200,000
Wicomico County Economic Development RB (Plymouth Tube Co. Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
4.20%(b)	05/07/07	1,200	1,200,000

			22,960,000

Massachusetts — 1.4%
Massachuetts Development Finance Agency RB (Brooksby Village, Inc. Project) Series 2004 DN (ABN-AMRO Bank N.V. LOC) (A-1)
3.95%(b)	05/07/07	13,465	13,465,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,174,692

			18,639,692

Michigan — 6.6%
Detroit Economic Development Authority RB MERLOTS Trust Receipts Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
4.07%(b)(c)	05/07/07	2,500	2,500,000
Lakeview Communitiy Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,072,479
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142 DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	26,300	26,300,000
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	1,730	1,730,000
Michigan Strategic Fund Limited Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
4.15%(b)	05/07/07	450	450,000
Michigan Strategic Fund Limited Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	1,570	1,570,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,000	2,000,000
Michigan Strategic Fund Limited Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
4.22%(b)	05/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	2,920	2,920,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,075	2,075,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
4.22%(b)	05/07/07	200	200,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	2,180	2,180,000
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	2,210	2,210,000
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
4.00%(b)	05/07/07	7,490	7,490,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	6,825	6,825,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.06%(b)	05/07/07	4,000	4,000,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
4.09%(b)	05/07/07	10,600	10,600,000

			87,737,479

Minnesota — 1.5%
Becker GO (Various Certificates) Series 2004 AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
4.02%(b)(c)	05/07/07	9,995	9,995,000
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
4.13%(b)	05/07/07	2,500	2,500,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.97%(b)(c)	05/07/07	7,485	7,485,000

			19,980,000

SEE ACCOMPNAYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Missouri — 1.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
4.13%(b)	05/07/07	$1,125	$1,125,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktieng-esellsch Liquidity Facility) (A-1+)
4.05%(b)	05/07/07	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
4.08%(b)	05/07/07	1,720	1,720,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
4.10%(b)	05/07/07	3,275	3,275,000
St. Louis IDRB Series 2005A AMT DN (Marshall & Ilsley Bank LOC) (A-1)
4.08%(b)	05/07/07	3,480	3,480,000

			13,600,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	1,430	1,430,000

Multi-State — 3.5%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
4.07%(b)(c)	05/07/07	11,588	11,588,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
4.02%(b)	05/07/07	22,788	22,788,431
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Series 2005C AMT DN (Banque Nationale de Paribas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	4,040	4,040,000
UBS Municipal Certificates GO Series 2007 DN (BNP Parisbas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	7,500	7,500,000

			45,916,431

Nevada — 0.3%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,000	4,000,000

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
4.08%(b)	05/07/07	935	935,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
4.05%(b)	05/07/07	1,805	1,805,000

			2,740,000

New Jersey — 0.9%
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC) (A-1+)
3.84%(b)	05/07/07	4,800	4,800,000
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	3,330	3,330,000
New Jersey Turnpike Authority RB Series 2003C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.90%(b)	05/07/07	4,100	4,100,000

			12,230,000

New York — 1.3%
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.95%(b)	05/07/07	5,000	5,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.93%(b)	05/07/07	3,650	3,650,000
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.90%(b)	05/07/07	1,230	1,230,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC) (A-1+)
3.99%(b)	05/07/07	5,000	5,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	1,190	1,190,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
4.04%(b)	05/07/07	1,595	1,595,000

			17,665,000

North Carolina — 4.1%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	5,580	5,580,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1, F-1+)
4.01%(b)	05/01/07	5,670	5,670,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
4.05%(b)	05/07/07	1,190	1,190,000
North Carolina Capital Facilities RB (Service Income Project) Series 2004 AMT DN (SunTrust Bank LOC) (VMIG-1)
4.10%(b)	05/01/07	16,150	16,150,000
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2005-22C AMT MB (A-1+, MIG-1)
3.65%	10/01/07	7,500	7,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Housing Finance Agency RB MERLOTS Trust Receipts Series 2006B-12 DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	$9,005	$9,005,000
North Carolina Housing Finance Agency RB Series 2002 ROC-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
4.01%(b)(c)	05/07/07	2,075	2,075,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.05%(b)	05/07/07	1,260	1,260,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
4.00%(b)	05/07/07	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.05%(b)	05/07/07	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	2,320	2,320,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
4.06%(b)	05/07/07	700	700,000

			54,350,000

North Dakota — 0.6%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.58%(b)	05/07/07	5,000	5,000,000
Mercer County Solid Waste Disposal RB (National Rural Utilities Untied Power Project) Series 1995A AMT MB (A-1)
3.73%(b)	09/04/07	2,100	2,100,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	1,430	1,430,000

			8,530,000

Ohio — 5.9%
Akron Income Tax RB Munitops Trust Certificates (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.99%(b)(c)	05/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	1,800	1,800,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
3.95%(b)	05/07/07	2,100	2,100,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	1,000	1,000,852
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post Bank LOC) (A-1, VMIG-1, F-1)
4.10%(b)	05/07/07	9,000	9,000,000

Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
4.10%(b)	05/07/07	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	340	340,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
4.00%(b)	05/07/07	735	735,000
Franklin County Healthcare Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.99%(b)	05/07/07	10,000	10,000,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,450	3,450,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.88%(b)	05/07/07	3,790	3,790,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,000,860
Licking County GO BAN
4.25%	11/28/07	480	481,739
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	975	975,000
Ohio GO (Common Schools Project) Series 2005A DN
3.90%(b)	05/07/07	1,100	1,100,000
Ohio GO (Common Schools Project) Series 2006C DN
3.93%(b)	05/07/07	3,700	3,700,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
4.04%(b)(c)	05/07/07	3,410	3,410,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
4.22%(b)	05/07/07	8,000	8,000,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	2,614	2,614,517
Richland County GO (Correctional Facilities Project) Series 2007 BAN
3.75%	02/21/08	1,500	1,500,000
St. Mary’s MB (Sanitation Improvement Project) Series 2006 BAN
4.05%	06/06/07	867	867,206
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	410	410,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	$2,160	$2,160,000
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.94%(b)	05/07/07	6,540	6,540,000

			78,720,174

Oklahoma — 1.1%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project) Series 1998 AMT DN (Bank One N.A. LOC)
4.00%(b)	05/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	1,685	1,685,000
Oklahoma County Finance Authority Multi Family Housing RB (Sail Assoc. LLC Project) Series 2004 DN (Federal Home Loan Bank Guaranty) (A-1+)
4.02%(b)	05/07/07	6,900	6,900,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
4.05%(b)	05/07/07	2,500	2,500,000

			13,935,000

Pennsylvania — 4.6%
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance) (A-1+)
3.99%(b)	05/07/07	11,455	11,455,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,210	2,210,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	1,800	1,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
4.00%(b)	05/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
4.09%(b)	05/07/07	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank Plc Liquidity Facility) (A-1, VMIG-1)
3.92%(b)	05/07/07	1,655	1,655,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB MERLOTS Trust Receipts Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	5,260	5,260,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.92%(b)	05/07/07	4,810	4,810,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2007A DN (A-1+, VMIG-1)
3.93%(b)	05/07/07	10,300	10,300,000
Venango IDRB Municipal Commercial Paper Series 2007 AMT TECP (A-1+, P-1)
3.70%	05/07/07	8,500	8,500,000

			60,290,000

South Carolina — 1.9%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty) (A-1+)
4.01%(b)	05/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
4.02%(b)	05/07/07	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
4.06%(b)	05/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
4.06%(b)	05/07/07	2,950	2,950,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
4.09%(b)	05/07/07	6,250	6,250,000

			24,825,000

South Dakota — 0.3%
Spink County Solid Waste Disposal RB (United Feeders LLP) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
4.02%(b)	05/07/07	3,800	3,800,000

Tennessee — 1.3%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
4.04%(b)	05/07/07	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
4.12%(b)	05/07/07	1,700	1,700,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.14%(b)	05/07/07	2,905	2,905,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee (Continued)
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
4.27%(b)	05/07/07	$5,100	$5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
4.06%	05/07/07	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
4.14%(b)	05/07/07	1,810	1,810,000

			16,705,000

Texas — 7.2%
Bell County Health Facilities Development Corp. RB (Scott & White Hospital Project) Series 2001-2 DN (MBIA Insurance, WestLB AG SBPA)
4.02%(b)	05/01/07	11,100	11,100,000
Brazos River (Dow Chemical Co. Project) TECP (P-1)
3.78%	05/03/07	11,000	11,000,000
El Paso Texas Multi-Family Housing Financing Corp. RB MERLOTS Trust Receipts Series 2006G-1 AMT DN (Wachovia Bank N.A. LOC)
4.04%(b)(c)	05/07/07	7,565	7,565,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
4.11%(b)	05/07/07	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
4.26%(b)	05/07/07	3,500	3,500,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
4.04%(b)	05/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
4.04%(b)(c)	05/07/07	1,375	1,375,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	27,565	27,648,913
Texas Water Development Board RB (State Revolving Fund Project) Series 2005 DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.10%(b)	05/01/07	24,200	24,200,000

			95,149,913

Utah — 1.4%
Intermountain Power Agency Power Supply RB Series 1985E MB (Morgan Stanley Group LOC) (AAA, Aaa, AAA)
3.64%	09/17/07	15,000	15,000,000
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

			18,000,000

Vermont — 1.6%
Vermont Educational & Health Buildings Financing Agency RB (North Country Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
4.06%	05/01/07	12,415	12,415,000
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	8,410	8,410,000

			20,825,000

Virginia — 4.8%
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC) (F-1+)
4.03%(b)	05/01/07	9,295	9,295,000
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
4.10%(b)	05/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
4.10%(b)	05/07/07	4,270	4,270,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN (A-1+, VMIG-1)
3.94%(b)	05/07/07	2,200	2,200,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A DN (A-1+, VMIG-1)
4.08%(b)	05/01/07	14,050	14,050,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
4.11%(b)	05/07/07	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
4.12%(b)	05/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
4.11%(b)	05/07/07	1,684	1,684,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	5,325	5,325,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	4,405	4,405,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
4.04%(b)(c)	05/07/07	6,385	6,385,000
Virginia Housing Development Authority RB Municipal Securities Trust Certificates Series 2006A AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
4.00%(b)(c)	05/07/07	10,000	10,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
4.20%(b)	05/07/07	$55	$55,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	300	300,000

			63,907,000

Washington — 1.9%
King County Sewer RB Series 2006A DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility) (A-1, VMIG-1)
3.95%(b)	05/07/07	2,900	2,900,000
Port Seattle Supply Facility RB Seatac Fuel Facility Project Trust Receipts Series 2007I-11 AMT DN (MBIA Insurance, Royal Bank of Canada LOC) (A-1+)
4.00%(b)(c)	05/07/07	7,000	7,000,000
Seattle Housing Authority RB (High Point Project Phase II) Series 2007 AMT DN (Key Bank N.A. LOC) (A-1)
4.01%(b)	05/07/07	4,500	4,500,000
Washington Economic Development Finance Authority RB (Delta Marine Industries) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
4.05%(b)	05/07/07	10,000	10,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
4.05%(b)	05/07/07	495	495,000

			24,895,000

West Virginia — 0.1%
West Virginia Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.12%(b)	05/07/07	1,130	1,130,000

Wisconsin — 0.6%
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.00%(b)	05/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	545	545,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	1,960	1,960,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
4.12%(b)	05/07/07	1,890	1,890,000

			8,395,000

Wyoming — 1.0%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	2,100	2,100,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
4.19%(b)	05/07/07	11,400	11,400,000

			13,500,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 95.4%
(Cost $1,262,441,457)			1,262,441,457

AFFILIATED INVESTMENTS — 5.7%
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	14,630	14,630,000
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
4.03%(b)(c)(d)	05/07/07	2,415	2,415,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	2,930	2,930,000
MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	22,580	22,580,000
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
4.01%(b)(c)	05/07/07	2,940	2,940,000
Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)
4.03%(b)(c)(d)	05/07/07	24,495	24,495,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
4.02%(b)(c)(d)	05/07/07	1,760	1,760,000
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	3,745	3,745,000

TOTAL AFFILIATED INVESTMENTS
(Cost $75,495,000)			75,495,000

TOTAL INVESTMENTS IN SECURITIES — 101.1%
(Cost $1,337,936,457(a))			1,337,936,457

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(14,881,240)

NET ASSETS — 100.0%			$1,323,055,217

(a)	Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)

(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 19.6% of its net assets, with a current market value of $259,023,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.8%
California — 88.2%
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.85%(c)	05/07/07	$500	$500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.85%(c)	05/07/07	1,800	1,800,000
Alameda Corridor Transportation Authority RB Series 2007-15Z DN (AMBAC Insurance, MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.96%(b)(c)	05/01/07	5,140	5,140,000
Alameda County RB Morgan Stanley Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.91%(b)(c)	05/07/07	3,395	3,395,000
Antelope Valley East RB Series 2007-126 DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.93%(b)(c)	05/01/07	4,260	4,260,000
Arcadia United School District GO Putters Series 2007-1716 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (Aaa, VMIG-1)
3.95%(b)(c)	05/01/07	1,000	1,000,000
Beaumont Utilities Authority RB (Waste Water Enterprise Project) Series 2001A DN (Union Bank of California N.A. LOC, CalSTRS LOC) (A-1+)
3.82%(c)	05/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Putters Series 2004-459 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.92%(b)(c)	05/07/07	3,110	3,110,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
4.00%(c)	05/01/07	55,100	55,100,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	25,500	25,500,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.85%(c)	05/07/07	4,850	4,850,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CALPERS LOC) (VMIG-1, F-1+)
3.93%(c)	05/01/07	30,300	30,300,000
California Department of Water Resource Power Supply RB Series 2005F-5 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
4.00%(c)	05/07/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	900	900,000
California Department of Water Resource RB (Century VY Project) Series 2007-27G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA)
3.94%(b)(c)	05/01/07	18,600	18,600,000
California Economic Recovery GO Series 2004-933 DN (Morgan Stanley Group Liquidity Facility) (A-1, AA-)
3.91%(b)(c)	05/07/07	18,745	18,745,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
3.97%(b)(c)	05/07/07	40,925	40,925,000
California Economic Recovery RB Series 2004C DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.93%(c)	05/01/07	12,000	12,000,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.83%(c)	05/07/07	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.82%(c)	05/07/07	1,295	1,295,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.84%(c)	05/07/07	3,900	3,900,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
3.83%(c)	05/07/07	3,445	3,445,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.85%(c)	05/07/07	2,000	2,000,000
California GO (Eclipse Funding Trust) Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.91%(b)(c)	05/07/07	9,070	9,070,000
California GO (Eclipse Funding Trust) Series 2006-0011 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	22,995	22,995,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.85%(c)	05/07/07	3,200	3,200,000
California GO Lehman Trust Receipts Series 2006-K83 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.94%(b)(c)	05/01/07	5,130	5,130,000
California GO Municipal Securities Trust Certificates Series 2001-119 DN (FGIC Insurance, Societe Generale Group Liquidity Facility) (A-1+, AAA)
4.03%(b)(c)	05/01/07	24,000	24,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.95%(b)(c)	05/07/07	$7,500	$7,500,000
California GO Munitops Trust Certificates Series 2005-26 DN (CIFG-TCRS, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.69%(b)(c)	06/14/07	24,995	24,995,000
California GO Putters Series 2006-1255 DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/01/07	11,880	11,880,000
California GO Putters Series 2007-1680 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.92%(b)(c)	05/07/07	1,720	1,720,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	3,705	3,705,000
California GO Series 2003A-2 DN (JPMorgan Chase & Co. LOC, WestLB AG LOC) (A-1+, VMIG-1)
4.05%(c)	05/01/07	52,800	52,800,000
California GO Series 2005B-1 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.86%(c)	05/07/07	200	200,000
California GO Series 2005B-5 DN (Depfa Bank Plc LOC) (A-1+, VMIG-1)
3.78%(c)	05/07/07	100	100,000
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.95%(b)(c)	05/01/07	8,500	8,500,000
California GO Series 2007-1599 DN (MBIA Insurance, Depfa Bank Plc Liquidity Facility) (A-1+, AAA)
3.91%(b)(c)	05/07/07	6,200	6,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.92%(c)	05/07/07	2,500	2,500,000
California Infrastructure & Economic Development Bank RB Bay Area Toll Bridges Project Municipal Trust Receipts Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/02/07	9,300	9,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.74%(c)	05/07/07	1,900	1,900,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
4.00%(c)	05/01/07	21,990	21,990,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996E DN (Banc One LOC) (A-1+)
3.96%(c)	05/01/07	6,500	6,500,000
California RB Municipal Securities Trust Receipts Series 1997 SGA-58 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
3.92%(b)(c)	05/07/07	2,100	2,100,000
California School Cash Reserve Program GO Series 2006A TRAN (AMBAC Insurance, Citigroup Financial Products Guaranty) (SP-1+, MIG-1)
4.50%	07/06/07	15,245	15,267,575
California State TECP (Multiple LOCs) (A-1, P-1)
3.56%	05/02/07	5,700	5,700,000
3.50%	05/04/07	19,400	19,400,000
3.55%	05/07/07	5,800	5,800,000
3.50%	05/08/07	5,900	5,900,000
3.52%	05/09/07	4,300	4,300,000
3.55%	05/18/07	3,700	3,700,000
3.75%	07/10/07	12,500	12,500,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.86%(c)	05/07/07	6,035	6,035,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004J DN (A-1, F-1)
3.92%(c)	05/07/07	8,300	8,300,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004L DN (A-1, F-1)
3.92%(c)	05/07/07	20,500	20,500,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	05/01/07	3,200	3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
3.83%(c)	05/07/07	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.94%(b)(c)	05/01/07	3,800	3,800,000
California Transportaion Financing Authority RB Series 1997 DN (FSA Insurance, Credit Suisse First Boston SBPA) (A-1)
3.82%(c)	05/07/07	3,885	3,885,000
Chabot-Las Positas Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.97%(b)(c)	05/07/07	1,010	1,010,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Clipper Tax Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2007-17 DN (State Street Bank & Trust Co. LOC) (VMIG-1, Aa3)
3.95%(b)(c)	05/01/07	$6,085	$6,085,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	15,035	15,035,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
3.98%(b)(c)	05/07/07	5,005	5,005,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.95%(b)(c)	05/07/07	6,900	6,900,000
El Camino Hospital Authority GO Municipal Securities Trust Certificates Series 2006A-3040 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,380	3,380,000
Fontana Public Financing Authority for Tax Allocation RB Putters Series 2005-707 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.92%(b)(c)	05/07/07	1,980	1,980,000
Foothill Easton Transportation RB Municipal Trust Receipts Series 2006D DN (Lehman Liquidity Co. Liqudity Facility), Escrowed to Maturity (VMIG-1)
3.94%(b)(c)	05/02/07	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.96%(c)	05/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(c)	05/07/07	10,370	10,370,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	5,000	5,000,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-3059 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (A-1, AA+)

3.98%(b)(c)	05/01/07	1,800	1,800,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-7045 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.98%(b)(c)	05/07/07	11,900	11,900,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 ROC-RR-II-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.95%(b)(c)	05/07/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 ROC-RR-II-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	3,540	3,540,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	119	119,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	11	11,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	8,900	8,900,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	4,965	4,965,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-164 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	1,485	1,485,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	8,900	8,900,000
Irvine Improvement Board ACT 1915 RB (Assesment District 04-20 Project) Series 2005A DN (Kredietbank LOC) (VMIG-1, F-1+)
3.95%(c)	05/01/07	16,050	16,050,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.80%(c)	05/07/07	1,485	1,485,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.95%(b)(c)	05/07/07	9,830	9,830,000
Los Angeles County GO Series 2006A TRAN (SP-1+, MIG-1)
4.50%	06/29/07	15,400	15,422,435
Los Angeles County Schools GO Series 2006A TRAN (SP-1+)
4.50%	06/29/07	3,000	3,004,683
Los Angeles Department of Airports RB (Los Angeles International Airport Project) Series 2002C-1 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.80%(c)	05/07/07	3,300	3,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Los Angeles Department of Water & Power RB Eagle Trust Receipts Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	$4,355	$4,355,000
Los Angeles GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	06/29/07	15,000	15,017,524
Los Angeles Unified School District GO Munitops Trust Certificates Series 1999C DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.94%(b)(c)	05/07/07	1,500	1,500,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	10,000	10,000,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, Depfa Bank Plc Liquidity Facility) (A-1+, AAA)
3.94%(b)(c)	05/01/07	1,000	1,000,000
Los Angeles Unified School District GO Series 2007-1627 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.82%(b)(c)	05/01/07	6,955	6,955,000
Los Angeles Wastewater RB Lehman Trust Receipts Series 2006K-80 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/01/07	12,000	12,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.93%(c)	05/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Putters Series 2006-1262 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (A-1, AAA)
3.92%(b)(c)	05/01/07	7,840	7,840,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TBS Bank Plc SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.82%(c)	05/07/07	3,400	3,400,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.96%(c)	05/01/07	2,000	2,000,000
Metropolitan Water District of Southern California Waterworks RB Series 1996A DN (AMBAC Insurance, Lloyds TSB Bank Plc SBPA) (A-1+, VMIG-1)
3.82%(c)	05/07/07	3,500	3,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.93%(c)	05/01/07	7,600	7,600,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	4,200	4,200,000
Newport-Mesa Unified School District GO Municipal Securities Trust Certificates Series 2007A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,180	3,180,000
Norwalk-LA Mirada Unified School GO Municipal Securities Trust Certificates Series 2007-3053 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1, Aaa)
3.98%(b)(c)	05/01/07	1,270	1,270,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.86%(c)	05/07/07	2,500	2,500,000
Poway Unified School District GO Series 2006-171 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	2,960	2,960,000

Rancho Santiago Community College District Capital Appreciation Election 2002 GO Municipal Securities Trust Certificates Series 2006-3029 DN (FSA Insurance, Bear Stearns Capital Markets Liqudity Facility) (VMIG-1)

3.98%(b)(c)	05/07/07	5,395	5,395,000
Sacramento Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.98%(b)(c)	05/07/07	4,189	4,189,000
Sacramento Municipal Utility District RB Macon Trust Certificates Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.93%(c)	05/07/07	3,975	3,975,000
Sacramento Municipal Utility District RB MERLOTS Trust Receipts Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	1,100	1,100,000
San Diego County Water Authority TECP (Dexia Credit Local LOC) (A-1+, F-1+)
3.55%	05/09/07	4,500	4,500,000
3.55%	06/06/07	4,500	4,500,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-1)
3.91%(b)(c)	05/07/07	5,195	5,195,000
San Francisco County Transportation TECP (P-1, A-1+)
3.62%	07/16/07	6,250	6,250,000
San Joaquin Hills Transportation Corridor Agency Toll Road RB Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.93%(b)(c)	05/07/07	1,700	1,700,000
San Jose Redevelopment Agency Tax Allocation RB Putters Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (AAA, F-1+)
3.92%(b)(c)	05/07/07	2,100	2,100,000
San Mateo County Community College District GO Series 2006-96Z DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.95%(b)(c)	05/07/07	1,570	1,570,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility) (Aa1, VMIG-1)
3.91%(b)(c)	05/07/07	$5,000	$5,000,000
San Mateo County Community College District GO Series 2007-5Z DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.95%(b)(c)	05/07/07	1,000	1,000,000
San Mateo County GO Series 2006 ROC-II-R DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	05/07/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.97%(b)(c)	05/02/07	4,505	4,505,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.91%(b)(c)	05/07/07	3,500	3,500,000
Tahoe Forest Hospital District RB (Health Facility Project) Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.96%(c)	05/01/07	5,600	5,600,000
University of California RB Lehman Trust Receipts Series 2007-K3 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility) (Aaa, VMIG-1)
3.94%(b)(c)	05/01/07	21,440	21,440,000
University of California RB Putters Series 2006-1231 DN (MBIA Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/01/07	3,200	3,200,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.91%(c)	05/07/07	18,890	18,890,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.93%(b)(c)	05/07/07	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
3.93%(b)(c)	05/01/07	6,040	6,040,000
Ventura County GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	07/02/07	15,000	15,019,648
Yosemite Community College District GO Eagle Trust Receipts Series 2005A DN (FGIC Insurance, Citibank N.A. Liquidity Facililty) (A-1+, AAA)
3.96%(b)(c)	05/07/07	5,840	5,840,000

			1,026,690,865

Puerto Rico — 6.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2006R-709CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (Aa1, VMIG-1)
3.98%(b)(c)	05/01/07	20,000	20,000,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 DN (Societe Generale Group LOC) (A-1+)
3.92%(b)(c)	05/07/07	2,600	2,600,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 SGA-44 DN (Societe Generale Group LOC) (A-1+)
3.92%(b)(c)	05/07/07	3,035	3,035,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.93%(b)(c)	05/07/07	2,195	2,195,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Trust Certificates Series 2007-5032 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aa1, VMIG-1)

3.60%(b)(c)	05/01/07	3,380	3,380,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-36 DN (Multiple Insurers, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.97%(b)(c)	05/01/07	11,900	11,900,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)
3.95%(b)(c)	05/07/07	5,200	5,200,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	2,990	2,990,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB Series 2007-21Z DN (AMBAC Insurance, FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.94%(b)(c)	05/01/07	7,570	7,570,000
Commonwealth of Puerto Rico RB Series 2006 TRAN (Multiple LOC’s) (SP-1+, MIG-1)
4.50%	07/30/07	9,000	9,021,668
Puerto Rico HFA RB (Capital Funding Project) Municipal Trust Receipts Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
3.98%(b)(c)	05/07/07	9,485	9,485,000

			77,376,668

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.8%
(Cost $1,104,067,533)			1,104,067,533

AFFILIATED INVESTMENTS — 4.5%
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility) (AA-, F-1+)
4.12%(b)(c)	05/01/07	15,000	15,000,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.92%(b)(c)	05/07/07	$9,700	$9,700,000
Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA) (AAA, F-1+)
3.99%(b)(c)(d)	05/07/07	450	450,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.97%(b)(c)(d)	05/07/07	2,200	2,200,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.97%(b)(c)(d)	05/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.97%(b)(c)	05/07/07	2,070	2,070,000
Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.97%(b)(c)	05/07/07	5,265	5,265,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.92%(b)(c)	05/07/07	5,850	5,850,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.98%(b)(c)(d)	05/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/07/07	6,810	6,810,000

TOTAL AFFILIATED INVESTMENTS
(Cost $52,085,000)			52,085,000

TOTAL INVESTMENTS IN SECURITIES — 99.3%
(Cost $1,156,152,533(a))			1,156,152,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			8,235,760

NET ASSETS — 100.0%			$1,164,388,293

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 53.6% of its net assets, with a current market value of $624,389,000, in securities restricted as to resale.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.5%
New York — 91.8%
Averill Park Central School District GO Series 2007 RAN
3.80%	07/26/07	$1,600	$1,600,368
Batavia City School District GO Series 2006 BAN
4.25%	11/02/07	2,401	2,407,955
Binghamton GO Series 2007 BAN
3.75%	03/28/08	900	900,082
Canandaigua City School District GO Series 2006 BAN (State Aid Withholding LOC)
4.00%	10/18/07	1,700	1,703,436
Catskill Central School District GO Series 2006 BAN (State Aid Withholding LOC)
4.25%	06/28/07	1,000	1,001,024
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity Co. SBPA) (A-1+)
3.98%(b)(c)	05/07/07	2,810	2,810,000
Columbia University Dormitory RB Municipal Trust Receipts Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.95%(b)(c)	05/07/07	3,280	3,280,000
Erie County Civic Facilities IDRB (Hauptman- Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
4.01%(c)	05/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.95%(c)	05/07/07	600	600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN
4.00%	11/02/07	400	400,783
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
4.01%(c)	05/07/07	2,530	2,530,000
Harrison GO Series 2006 BAN
4.00%	06/21/07	300	300,165
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.93%(c)	05/07/07	5,995	5,995,000
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	2,600	2,600,000
Ithaca City School District GO Series 2006 RAN
4.38%	06/29/07	1,900	1,901,888
Katonah Lewisboro Unified Free School District GO Series 2006 BAN
4.50%	07/20/07	3,050	3,054,827
Liberty Development Corp. RB Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.96%(b)(c)	05/07/07	13,700	13,700,000
Long Island Power Authority RB Munitops Trust Certificates Series 2006-15 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.97%(b)(c)	05/07/07	7,500	7,500,000
Lyncourt UFSD Series 2006 BAN
4.00%	11/21/07	2,050	2,054,423
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.96%(c)	05/07/07	10,150	10,150,000
Metropolitan Transportation Authority (ABN-AMRO Bank N.V. LOC) (P-1)
3.65%	07/10/07	10,000	10,000,000
Metropolitan Transportation Authority GO Series 2004A-1 DN (XLCA Insurance, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	8,680	8,680,000
Metropolitan Transportation Authority GO Series 2004A-3 DN (XLCA Guaranty, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	12,620	12,620,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.90%(c)	05/07/07	4,000	4,000,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	5,664	5,664,500
Milo GO Series 2006 BAN
3.75%	11/21/07	900	900,040
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.90%(c)	05/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
4.02%(c)	05/07/07	2,575	2,575,000
Mount Vernon School District GO Series 2007 RAN
4.00%	08/22/07	800	800,756
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.94%(c)	05/07/07	2,500	2,500,000
New Rochelle City School District GO Series 2006 TAN
4.38%	06/29/07	3,500	3,503,425
New Rochelle City School District GO Series 2007 BAN (MIG-1)
4.00%	04/25/08	600	601,989
New York City Convention Center RB Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/07/07	10,700	10,700,000
New York City GO Municipal Certificates Series 2005-22 DN (FSA Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	1,015	1,015,000
New York City GO Putters Series 2006-1299 DN (FSA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	5,355	5,355,000
New York City GO Putters Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	1,995	1,995,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
New York City GO Series 1996J-2 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	$7,500	$7,500,000
New York City GO Series 1996J-3 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	3,200	3,200,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.90%(c)	05/07/07	7,500	7,500,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.92%(c)	05/07/07	700	700,000
New York City GO Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.99%(b)(c)	05/07/07	7,030	7,030,500
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.97%(c)	05/07/07	5,000	5,000,000
New York City GO Series 2006I-7 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.98%(c)	05/07/07	11,000	11,000,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	9,644	9,643,750
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	2,000	2,000,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.94%(c)	05/07/07	2,625	2,625,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	2,340	2,340,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.94%(c)	05/07/07	1,600	1,600,000
New York City IDRB Series 2006-523CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.97%(b)(c)	05/07/07	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1263 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (A-1)
3.96%(b)(c)	05/07/07	5,855	5,855,000
New York City Municipal Water Finance Authority RB (Water & Sewer Systems Project) Series 2002C-1 DN (State Street Bank & Trust LOC) (A-1+, VMIG-1)
4.08%(c)	05/01/07	4,800	4,800,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2000 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	9,900	9,900,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.91%(c)	05/07/07	14,800	14,800,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	900	900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Bank of New York SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	9,100	9,100,000
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttenberg Girozentrale Liquidity Facility) (A-1+, VMIG-1)
3.90%(c)	05/07/07	10,000	10,000,000
New York City Transitional Finance Authority RB Series 2002-2B DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	1,400	1,400,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	2,600	2,600,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.90%(c)	05/07/07	1,900	1,900,000
New York City Transitional Finance Authority RB Series 2006 BAN (SP-1+, MIG-1)
4.25%	06/29/07	3,100	3,103,103
New York City Water & Sewer RB Munitops Trust Certificates Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	8,330	8,330,000
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.92%(c)	05/07/07	11,180	11,180,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase & Co. SBPA) (A-1+)
3.90%(c)	05/07/07	4,065	4,065,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
3.90%(c)	05/07/07	7,100	7,100,000
New York Dormitory Authority RB MERLOTS Trust Receipts Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	7,150	7,150,000
New York Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	1,900	1,900,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.90%(c)	05/07/07	7,500	7,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	$5,710	$5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003R-2014-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	2,640	2,640,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003R-4001-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	1,585	1,585,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	5,375	5,375,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Putters Series 2006-1372 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	7,735	7,735,000
New York GO Municipal Trust Receipts Series 2006-P36U DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	3,545	3,545,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.85%(c)	05/07/07	17,000	17,000,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.90%(c)	05/07/07	2,100	2,100,000
New York Municipal Water Finance Authority TECP (P-1)
3.72%	07/17/07	5,000	5,000,000
New York Power Authority GO Series 1985 DN (Dexia LOC) (A-1+, VMIG-1)
3.65%(c)	05/07/07	1,000	1,000,000
New York Power Authority GO Series 1985 MB (Dexia Bank LOC) (A-1+, MIG-1)
3.65%(c)	09/04/07	5,100	5,100,000
New York Power Authority TECP (P-1)
3.65%	05/07/07	6,000	6,000,000
New York State Thruway Authority State Personal Income Tax RB Municipal Trust Receipts Series 2006-K53 DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.95%(b)(c)	05/07/07	4,700	4,700,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	3,490	3,490,000
North Syracuse Central School District GO Series 2006 RAN
4.50%	06/22/07	2,000	2,002,114
North Tonawanda GO Series 2007 TAN
4.00%	06/20/07	600	600,293
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
3.92%(c)	05/07/07	15,000	15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
4.01%(c)	05/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (HSBC Bank Plc LOC)
4.01%(c)	05/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group LOC) (VMIG-1)
3.92%(c)	05/07/07	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.99%(c)	05/07/07	4,000	4,000,000
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (VMIG-1)
3.97%(c)	05/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
4.01%(c)	05/07/07	2,600	2,600,000
Rockland County GO Series 2007C BAN
3.88%	10/04/07	400	400,297
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(c)	05/07/07	7,200	7,200,000
Rome City School District GO Series 2006 BAN
4.50%	07/27/07	5,100	5,108,315
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.96%(c)	05/07/07	2,390	2,390,000
Suffolk County Water Authority GO Series 2003 BAN
3.90%(c)	05/02/07	11,700	11,700,000
Syosset New York Central School District GO Series 2006 TAN
4.50%	06/28/07	7,500	7,509,775
Tobacco Settlement Financing Corp. RB Series 2003A-1 MB (AA-, A1)
5.00%	06/01/07	3,885	3,889,711
Tobacco Settlement Financing Corp. RB Series 2003B-1 MB (AA-, A1)
4.00%	06/01/07	400	400,198
Tonawanda School District GO Series 2007 RAN
4.00%	10/24/07	700	700,989
Triborough Bridge & Tunnel Authority RB Eagle Trust Receipts Series 2003A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	2,000	2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.96%(b)(c)	05/07/07	$9,240	$9,240,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	500	500,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
3.96%(c)	05/07/07	7,000	7,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	2,970	2,970,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttenberg Girozentrale SBPA) (A-1+, VMIG1)
3.90%(c)	05/07/07	5,000	5,000,000
TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.98%(b)(c)	05/07/07	5,750	5,750,000
Uslter County GO Series 2006 BAN
4.00%	11/21/07	4,099	4,108,743
Vestal Central School District GO Series 2006 BAN
4.25%	06/21/07	12,000	12,009,925
Watertown GO Series 2007 BAN
4.25%	02/27/08	400	401,787

			528,850,161

Puerto Rico — 0.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,975	3,975,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.5%
(Cost $532,825,161)			532,825,161

AFFILIATED INVESTMENTS — 7.0%
New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility) (A-1+)
3.94%(b)(c)	05/07/07	9,860	9,860,000
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC) (F-1+)
3.97%(b)(c)	05/07/07	5,320	5,320,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA) (A-1+)
3.97%(b)(c)	05/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility) (A-1)
4.01%(b)(c)	05/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS
(Cost $40,170,000)			40,170,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $572,995,161(a))			572,995,161
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,713,920

NET ASSETS — 100.0%			$575,709,081

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 37.3% of its net assets, with a current market value of $214,543,750, in securities restricted as to resale.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

Key to Investment Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
PCRB	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at April 30, 2007.

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2007 (UNAUDITED)	TEMPFUND	TEMPCASH	FEDFUND		T-FUND		FEDERAL TRUST FUND	TREASURY TRUST FUND
ASSETS
Investments at value - unaffiliated[1]	$35,391,450,486	$9,718,077,256	$2,920,473,270	[3]	$4,535,621,000	[3]	$294,255,854	$1,384,363,216
Investments at value - affiliated[2]	345,600,000	52,000,000	—		—		—	—
Cash	—	6,023,112	—		—		1,774	311,050
Interest receivable	66,762,566	30,934,739	13,576,102		6,085,643		676,084	4,005,474
Prepaid expenses	263,165	107,651	88,916		64,467		25,337	32,684

TOTAL ASSETS	35,804,076,217	9,807,142,758	2,934,138,288		4,541,771,110		294,959,049	1,388,712,424

LIABILITIES
Cash overdraft	13,431,642	—	11,986,976		11,906		—	—
Investments purchased payable	—	—	—		—		—	85,247,509
Management fees payable	4,766,682	1,341,353	447,367		653,691		37,291	190,824
Distributions payable	91,372,992	20,884,627	6,906,621		14,287,124		512,826	3,563,044
Custodian fees payable	209,105	103,855	40,827		1,774		5,782	788
Transfer agent fees payable	188,561	65,356	14,350		14,765		345	2,752
Shareholder servicing fees payable	2,767,515	188,356	236,394		301,015		8,391	65,724
Distribution fees payable	245,867	7	13,581		—		—	—
Officers’ and trustees’ fees payable	108,214	12,927	9,584		13,994		5,511	4,021
Other accrued expenses payable	453,028	322,945	78,967		141,814		16,515	30,865

TOTAL LIABILITIES	113,543,606	22,919,426	19,734,667		15,426,083		586,661	89,105,527

NET ASSETS	$35,690,532,611	$9,784,223,332	$2,914,403,621		$4,526,345,027		$294,372,388	$1,299,606,897

[1] Cost of investments - unaffiliated	$35,391,450,486	$9,718,077,256	$2,920,473,270		$4,535,621,000		$294,255,854	$1,384,363,216
[2] Cost of investments - affiliated	345,600,000	52,000,000	—		—		—	—
[3] Consists primarily or entirely of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations

NET ASSETS CONSISTED OF:
Capital Paid-in	$35,694,086,121	$9,786,489,717	$2,914,415,675		$4,526,452,066		$294,372,292	$1,299,887,913
Accumulated net realized gain (loss) on investment transactions	(3,553,510)	(2,266,385)	(12,054)		(107,039)		96	(281,016)

NET ASSETS	$35,690,532,611	$9,784,223,332	$2,914,403,621		$4,526,345,027		$294,372,388	$1,299,606,897

BLACKROCK LIQUIDITY FUNDS

	TEMPFUND	TEMPCASH	FEDFUND	T-FUND	FEDERAL TRUST FUND	TREASURY TRUST FUND
Institutional Shares:
Net Assets	$25,136,313,913	$8,841,483,950	$2,048,406,351	$3,286,219,897	$255,237,841	$978,889,822
Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,139,108,562	8,843,577,776	2,048,443,294	3,286,307,492	255,239,452	979,105,219
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$5,094,421,232	$935,392,313	$396,673,595	$585,465,278	$39,134,547	$181,474,319
Shares outstanding, unlimited number of shares authorized, $0.001 par value	5,095,004,724	935,566,677	396,647,239	585,481,406	39,133,462	181,536,206
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$531,976,526	$160,954	$—	$594,154,072	$—	$37,970,644
Shares outstanding, unlimited number of shares authorized, $0.001 par value	532,000,280	160,953	—	594,157,390	—	37,970,461
Net Asset Value	$1.00	$1.00	$—	$1.00	$—	$1.00
Cash Reserve Shares:
Net Assets	$16,607,313	$—	$1,506,986	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	16,605,101	—	1,507,048	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Administration Shares:
Net Assets	$1,888,914,813	$7,186,115	$52,074,460	$60,505,780	$—	$101,272,112
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,889,068,241	7,184,311	52,074,459	60,505,778	—	101,276,027
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$—	$1.00
Bear Stearns Shares:
Net Assets	$872,034,787	$—	$45,146,353	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	872,039,917	—	45,146,556	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Premier Choice Shares:
Net Assets	$13,732,270	$—	$2,185	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	13,731,017	—	2,189	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Private Client Shares:
Net Assets	$1,682,792,877	$—	$319,322,664	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,682,801,887	—	319,323,817	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—
Bear Stearns Premier Shares:
Net Assets	$453,738,880	$—	$51,271,027	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	453,726,392	—	51,271,071	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2007 (UNAUDITED)	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
ASSETS
Investments at value - unaffiliated[1]	$2,080,561,749	$1,262,441,457	$1,104,067,533	$532,825,161
Investments at value - affiliated[2]	101,395,000	75,495,000	52,085,000	40,170,000
Cash	—	39,697	16,495	83,032
Capital shares sold receivable	1	—	—	—
Interest receivable	19,854,116	7,642,193	10,530,692	5,457,926
Prepaid expenses	85,169	44,557	23,548	16,552

TOTAL ASSETS	2,201,896,035	1,345,662,904	1,166,723,268	578,552,671

LIABILITIES
Cash overdraft	168,398	—	—	—
Investments purchased payable	—	20,000,000	—	1,600,368
Management fees payable	352,641	222,050	170,123	84,619
Distributions payable	3,811,445	2,300,653	1,973,968	1,032,888
Custodian fees payable	17,553	13,442	6,722	7,241
Transfer agent fees payable	5,383	3,914	178	253
Shareholder servicing fees payable	284,761	22,355	137,000	93,306
Distribution fees payable	7,640	4	12,653	1,587
Officers’ and trustees’ fees payable	8,605	4,213	3,799	1,708
Other accrued expenses payable	45,193	41,056	30,532	21,620

TOTAL LIABILITIES	4,701,619	22,607,687	2,334,975	2,843,590

NET ASSETS	$2,197,194,416	$1,323,055,217	$1,164,388,293	$575,709,081

[1] Cost of investments - unaffiliated	$2,080,561,749	$1,262,441,457	$1,104,067,533	$532,825,161
[2] Cost of investments - affiliated	101,395,000	75,495,000	52,085,000	40,170,000

NET ASSETS CONSISTED OF:
Capital Paid-in	$2,197,221,568	$1,323,324,757	$1,164,359,796	$575,681,940
Undistributed net investment income	2,304	10,030	—	—
Accumulated net realized gain (loss) on investment transactions	(29,456)	(279,570)	28,497	27,141

NET ASSETS	$2,197,194,416	$1,323,055,217	$1,164,388,293	$575,709,081

BLACKROCK LIQUIDITY FUNDS

	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
Institutional Shares:
Net Assets	$1,179,900,137	$1,230,082,744	$795,185,036	$338,658,440
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,179,859,803	1,230,354,043	795,163,166	338,316,083
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$79,209,461	$92,972,473	$55,821,668	$8,033,281
Shares outstanding, unlimited number of shares authorized, $0.001 par value	79,209,156	92,974,175	55,815,503	8,027,304
Net Asset Value	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$54,596,517	$—	$15,542,514	$13,343,334
Shares outstanding, unlimited number of shares authorized, $0.001 par value	54,594,232	—	15,542,171	13,340,187
Net Asset Value	$1.00	$—	$1.00	$1.00
Administration Shares:
Net Assets	$375,923,553	$—	$5,486,920	$12,847,227
Shares outstanding, unlimited number of shares authorized, $0.001 par value	375,870,251	—	5,486,123	12,833,774
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Shares:
Net Assets	$24,997,214	$—	$43,778,788	$5,026,593
Shares outstanding, unlimited number of shares authorized, $0.001 par value	24,996,584	—	43,771,486	5,023,232
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$2,224	$—	$2,176	$226,259
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,230	—	2,176	226,253
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares:
Net Assets	$278,128,531	$—	$224,399,970	$177,267,660
Shares outstanding, unlimited number of shares authorized, $0.001 par value	278,111,237	—	224,360,967	177,168,499
Net Asset Value	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares:
Net Assets	$204,436,779	$—	$24,171,221	$20,306,287
Shares outstanding, unlimited number of shares authorized, $0.001 par value	204,416,981	—	24,166,178	20,301,158
Net Asset Value	$1.00	$—	$1.00	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	TEMPFUND	TEMPCASH	FEDFUND
Investment income:
Interest	$947,115,889	$267,282,214	$81,455,496
Interest from affiliates (Note C)	6,230,690	1,395,124	711,238

Total investment income	953,346,579	268,677,338	82,166,734

Expenses:
Management fees	32,477,582	11,004,699	3,979,998
Custodian fees	1,202,634	356,791	119,780
Transfer agent fees	1,164,463	335,169	138,940
Shareholder servicing fees - class specific	15,668,429	1,124,817	1,596,187
Distribution fees - class specific	4,492,602	—	652,744
Legal and audit fees	281,168	93,485	36,714
Printing fees	160,885	45,937	14,887
Registration fees and expenses	68,936	18,217	29,722
Officers’ and trustees’ fees	278,766	62,160	24,821
Other	301,722	105,969	41,897

Total expenses	56,097,187	13,147,244	6,635,690

Less management fees waived (Note C)	(4,051,344)	(3,033,582)	(1,268,630)
Less custody fees paid indirectly (Note C)	(74,722)	—	—
Less fees paid indirectly (Note C)	(17,074)	(4,750)	(1,489)
Less shareholder servicing fees waived - class specific (Note C)	(663,064)	—	(145,002)
Less distribution fees waived - class specific (Note C)	(3,067,229)	—	(572,310)

Net expenses	48,223,754	10,108,912	4,648,259

Net investment income	905,122,825	258,568,426	77,518,475
Net realized gain (loss) from:
Investment transactions	(42,991)	(44,612)	—
Affiliated transactions	—	—	—

	(42,991)	(44,612)	—

Net increase in net assets resulting from operations	$905,079,834	$258,523,814	$77,518,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	T-FUND	FEDERAL TRUST FUND	TREASURY TRUST FUND	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
Investment income:
Interest	$114,715,569	$5,709,552	$32,884,065	$46,876,314	$22,930,705	$20,636,610	$9,672,051
Interest from affiliates (Note C)	358,996	—	—	2,438,594	1,663,155	1,115,242	731,199

Total investment income	115,074,565	5,709,552	32,884,065	49,314,908	24,593,860	21,751,852	10,403,250

Expenses:
Management fees	5,300,364	304,696	1,798,136	4,123,457	2,247,487	2,277,513	1,079,516
Custodian fees	128,907	8,734	43,031	89,092	54,800	38,389	23,163
Transfer agent fees	141,232	11,932	62,835	109,135	51,199	64,017	31,865
Shareholder servicing fees - class specific	2,179,415	47,493	441,311	1,798,800	111,865	842,710	517,610
Distribution fees - class specific	—	—	—	669,072	—	486,671	312,549
Legal and audit fees	44,989	14,031	22,222	35,054	24,917	24,046	21,045
Printing fees	19,353	773	5,631	12,369	5,896	5,595	2,535
Registration fees and expenses	29,370	18,525	16,337	31,675	23,267	10,132	6,588
Officers’ and trustees’ fees	34,348	389	10,023	21,741	10,154	9,433	4,250
Other	42,632	3,567	22,656	26,728	14,124	10,840	6,924

Total expenses	7,920,610	410,140	2,422,182	6,917,123	2,543,709	3,769,346	2,006,045

Less management fees waived (Note C)	(1,379,712)	(145,608)	(683,033)	(1,739,064)	(1,098,070)	(1,208,768)	(599,858)
Less custody fees paid indirectly (Note C)	(40,646)	—	—	(17,584)	(6,056)	(8,623)	(875)
Less fees paid indirectly (Note C)	(2,108)	(122)	(625)	(1,259)	(661)	(603)	(286)
Less shareholder servicing fees waived - class specific (Note C)	—	—	—	(187,067)	—	(101,586)	(65,839)
Less distribution fees waived - class specific (Note C)	—	—	—	(622,400)	—	(416,159)	(305,780)

Net expenses	6,498,144	264,410	1,738,524	4,349,749	1,438,922	2,033,607	1,033,407

Net investment income	108,576,421	5,445,142	31,145,541	44,965,159	23,154,938	19,718,245	9,369,843
Net realized gain (loss) from:
Investment transactions	(81)	(198)	38,711	(31,764)	127,962	25,904	6,467
Affiliated transactions	—	—	—	2,308	83,934	—	—

	(81)	(198)	38,711	(29,456)	211,896	25,904	6,467

Net increase in net assets resulting from operations	$108,576,340	$5,444,944	$31,184,252	$44,935,703	$23,366,834	$19,744,149	$9,376,310

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	TEMPFUND		TEMPCASH
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$905,122,825	$1,564,251,287	$258,568,426	$587,356,006
Net gain (loss) on investments	(42,991)	1,259,422	(44,612)	808,527

Net increase in net assets resulting from operations	905,079,834	1,565,510,709	258,523,814	588,164,533

Distributions to shareholders from:
Net investment income:
Institutional Shares	(647,365,307)	(1,170,421,389)	(235,568,238)	(555,133,189)
Dollar Shares	(129,734,851)	(203,745,386)	(22,667,371)	(31,458,015)
Cash Management Shares	(10,749,130)	(13,450,676)	(2,141)	(1,994)
Cash Reserve Shares	(429,582)	(1,875,502)	—	—
Administration Shares	(48,290,254)	(74,634,676)	(330,676)	(762,362)
Bear Stearns Shares	(18,379,402)	(29,917,432)	—	—
Bear Stearns Premier Choice Shares	(407,707)	(567,580)	—	(9)
Bear Stearns Private Client Shares	(39,412,927)	(54,623,561)	—	—
Bear Stearns Premier Shares	(10,353,665)	(15,015,085)	—	(437)

Total distributions from net investment income	(905,122,825)	(1,564,251,287)	(258,568,426)	(587,356,006)

Capital share transactions (Note D)	94,733,112	7,555,050,216	(836,725,569)	(1,552,678,785)

Total increase (decrease) in net assets	94,690,121	7,556,309,638	(836,770,181)	(1,551,870,258)
Net assets:
Beginning of period	35,595,842,490	28,039,532,852	10,620,993,513	12,172,863,771

End of period	$35,690,532,611	$35,595,842,490	$9,784,223,332	$10,620,993,513

End of period undistributed net investment income	$—	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	FEDFUND		T-FUND		FEDERAL TRUST FUND
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$77,518,475	$154,392,485	$108,576,421	$199,665,293	$5,445,142	$5,755,155
Net gain (loss) on investments	—	—	(81)	—	(198)	833

Net increase in net assets resulting from operations	77,518,475	154,392,485	108,576,340	199,665,293	5,444,944	5,755,988

Distributions to shareholders from:
Net investment income:
Institutional Shares	(56,052,337)	(113,702,966)	(78,807,473)	(138,549,498)	(4,530,380)	(3,708,198)
Dollar Shares	(10,428,636)	(21,405,041)	(17,217,350)	(50,935,185)	(914,762)	(2,046,957)
Cash Management Shares	—	—	(11,589,748)	(9,346,190)	—	—
Cash Reserve Shares	(50,882)	(95,349)	—	—	—	—
Administration Shares	(1,365,596)	(3,116,432)	(961,850)	(834,420)	—	—
Bear Stearns Shares	(1,004,582)	(1,945,617)	—	—	—	—
Bear Stearns Premier Choice Shares	(53)	(97)	—	—	—	—
Bear Stearns Private Client Shares	(7,360,766)	(11,467,225)	—	—	—	—
Bear Stearns Premier Shares	(1,255,623)	(2,659,758)	—	—	—	—

Total distributions from net investment income	(77,518,475)	(154,392,485)	(108,576,421)	(199,665,293)	(5,445,142)	(5,755,155)

Capital share transactions (Note D)	(398,507,229)	200,177,320	548,144,096	145,145,651	151,506,005	13,267,150

Total increase (decrease) in net assets	(398,507,229)	200,177,320	548,144,015	145,145,651	151,505,807	13,267,983
Net assets:

Beginning of period	3,312,910,850	3,112,733,530	3,978,201,012	3,833,055,361	142,866,581	129,598,598

End of period	$2,914,403,621	$3,312,910,850	$4,526,345,027	$3,978,201,012	$294,372,388	$142,866,581

End of period undistributed net investment income	$—	$—	$—	$—	$—	$—

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	TREASURY TRUST FUND		MUNIFUND
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$31,145,541	$52,315,573	$44,965,159	$81,576,936
Net gain (loss) on investments	38,711	(28,430)	(29,456)	235,929

Net increase in net assets resulting from operations	31,184,252	52,287,143	44,935,703	81,812,865

Distributions to shareholders from:
Net investment income:
Institutional Shares	(22,735,592)	(37,372,332)	(27,803,447)	(50,725,779)
Dollar Shares	(4,557,424)	(8,130,971)	(1,504,001)	(2,503,251)
Cash Management Shares	(1,219,159)	(1,367,629)	(962,121)	(1,146,749)
Administration Shares	(2,633,366)	(5,444,641)	(6,830,801)	(15,420,096)
Bear Stearns Shares	—	—	(351,960)	(558,500)
Bear Stearns Premier Choice Shares	—	—	(36)	(65)
Bear Stearns Private Client Shares	—	—	(4,498,063)	(6,165,813)
Bear Stearns Premier Shares	—	—	(3,014,730)	(5,056,683)

Total distributions from net investment income	(31,145,541)	(52,315,573)	(44,965,159)	(81,576,936)

Capital share transactions (Note D)	47,777,003	62,300,625	(176,964,516)	(710,990,163)

Total increase (decrease) in net assets	47,815,714	62,272,195	(176,993,972)	(710,754,234)
Net assets:
Beginning of period	1,251,791,183	1,189,518,988	2,374,188,388	3,084,942,622

End of period	$1,299,606,897	$1,251,791,183	$2,197,194,416	$2,374,188,388

End of period undistributed net investment income	$—	$—	$2,304	$2,304

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	MUNICASH		CALIFORNIA MONEY FUND		NEW YORK MONEY FUND
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$23,154,938	$49,253,381	$19,718,245	$26,370,174	$9,369,843	$15,043,294
Net gain (loss) on investments	211,896	(224,451)	25,904	172,566	6,467	309,020

Net increase in net assets resulting from operations	23,366,834	49,028,930	19,744,149	26,542,740	9,376,310	15,352,314

Distributions to shareholders from:
Net investment income:
Institutional Shares	(21,703,732)	(47,459,280)	(14,333,071)	(19,513,704)	(6,014,705)	(9,970,513)
Dollar Shares	(1,444,379)	(1,783,682)	(915,386)	(1,271,692)	(110,492)	(172,645)
Cash Management Shares	—	—	(177,390)	(26,999)	(185,744)	(203,970)
Administration Shares	(6,827)	(1,366)	(89,331)	(125,720)	(264,330)	(497,289)
Bear Stearns Shares	—	—	(511,655)	(718,541)	(50,566)	(88,337)
Bear Stearns Premier Choice Shares	—	(7)	(33)	(62)	(3,589)	(2,923)
Bear Stearns Private Client Shares	—	—	(3,369,919)	(4,259,946)	(2,553,003)	(3,942,213)
Bear Stearns Premier Shares	—	(6)	(321,460)	(454,439)	(187,414)	(165,404)

Total distributions from net investment income	(23,154,938)	(49,244,341)	(19,718,245)	(26,371,103)	(9,369,843)	(15,043,294)

Capital share transactions (Note D)	(1,530,862)	(916,177,126)	(3,582,310)	384,893,900	80,384,641	76,713,061

Total increase (decrease) in net assets
Net assets:	(1,318,966)	(916,392,537)	(3,556,406)	385,065,537	80,391,108	77,022,081

Beginning of period	1,324,374,183	2,240,766,720	1,167,944,699	782,879,162	495,317,973	418,295,892

End of period	$1,323,055,217	$1,324,374,183	$1,164,388,293	$1,167,944,699	$575,709,081	$495,317,973

End of period undistributed net investment income	$10,030	$10,030	$—	$—	$—	$—

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
TEMPFUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0257	0.0470	0.0276	0.0109	0.0113	0.0186
Dividends to shareholders from net investment income	(0.0257)	(0.0470)	(0.0276)	(0.0109)	(0.0113)	(0.0186)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.60%[3]	4.81%	2.80%	1.09%	1.14%	1.88%
Ratios/Supplemental data:
Net assets, end of period (000)	$25,136,314	$25,788,255	$20,229,031	$17,452,337	$20,081,053	$19,871,753
Ratio of net expenses to average net assets	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average daily net assets (including custody credits)	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets (excluding waivers)	0.20%[4]	0.20%	0.21%	0.21%	0.20%	0.18%
Ratio of net investment income to average daily net assets	5.16%[4]	4.78%	2.78%	1.09%	1.15%	1.88%

	DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0245	0.0445	0.0252	0.0084	0.0088	0.0161
Dividends to shareholders from net investment income	(0.0245)	(0.0445)	(0.0252)	(0.0084)	(0.0088)	(0.0161)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.48%[3]	4.55%	2.54%	0.84%	0.89%	1.62%

Ratios/Supplemental data:
Net assets, end of period (000)	$5,094,421	$4,971,729	$4,212,168	$3,665,117	$3,818,036	$4,309,354
Ratio of net expenses to average net assets	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average daily net assets (including custody credits)	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.45%[4]	0.45%	0.46%	0.46%	0.45%	0.43%
Ratio of net investment income to average daily net assets	5.07%[4]	4.44%	2.57%	0.83%	0.90%	1.63%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	CASH MANAGEMENT SHARES						CASH RESERVE SHARES[5]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06			YEAR ENDED OCTOBER 31
TEMPFUND		2006	2005	2004	2003[1]	2002[1]			10/04/05 - 10/31/05	11/01/03 - 12/15/03	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0420	0.0227	0.0059	0.0063	0.0136	0.0238	0.0430	0.0025	0.0007	0.0067	0.0146
Dividends to shareholders from net investment income	(0.0233)	(0.0420)	(0.0227)	(0.0059)	(0.0063)	(0.0136)	(0.0238)	(0.0430)	(0.0025)	(0.0007)	(0.0067)	(0.0146)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.28%	2.29%	0.59%	0.63%	1.37%	2.40%[3]	4.39%	0.24%[3]	0.07%[3]	0.76%	1.47%
Ratios/Supplemental data:
Net assets, end of period (000)	$531,977	$358,944	$282,475	$192,325	$147,693	$65,140	$16,607	$17,173	$3,723	$—	$6,622	$178,398
Ratio of net expenses to average net assets	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%[4]	0.58%	0.58%[4]	0.58%[4]	0.58%	0.58%
Ratio of expenses to average daily net assets (including custody credits)	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%[4]	0.58%	0.58%[4]	0.58%[4]	0.58%	0.58%
Ratio of expenses to average daily net assets (excluding waivers)	0.70%[4]	0.70%	0.71%	0.71%	0.70%	0.68%	0.60%[4]	0.61%	0.62%[4]	0.60%[4]	0.60%	0.58%
Ratio of net investment income to average daily net assets	4.77%[4]	4.24%	2.38%	0.58%	0.57%	1.34%	5.21%[4]	4.38%	3.34%[4]	0.54%[4]	0.94%	1.47%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	ADMINISTRATION SHARES						BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,2]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,3]
TEMPFUND		2006	2005	2004	2003[1]			2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0252	0.0460	0.0267	0.0099	0.0103	0.0095	0.0217	0.0388	0.0195	0.0032	0.0034	0.0041
Dividends to shareholders from net investment income	(0.0252)	(0.0460)	(0.0267)	(0.0099)	(0.0103)	(0.0095)	(0.0217)	(0.0388)	(0.0195)	(0.0032)	(0.0034)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[4]	2.55%[5]	4.70%	2.70%	0.99%	1.04%	1.66%[5]	2.19%[5]	3.95%	1.96%	0.32%	0.34%	0.91%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,888,915	$1,763,132	$1,261,354	$1,200,346	$330	$124	$872,035	$810,613	$706,592	$189,266	$75,071	$22,717
Ratio of net expenses to average net assets	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%[6]	1.00%[6]	1.00%	1.00%	0.95%	0.96%	1.00%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%[6]	1.00%[6]	1.00%	1.00%	0.95%	0.96%	1.00%[6]
Ratio of expenses to average net assets (excluding waivers)	0.30%[6]	0.30%	0.31%	0.31%	0.30%	0.29%[6]	1.05%[6]	1.05%	1.03%	1.03%	1.02%	1.01%[6]
Ratio of net investment income to average daily net assets	5.18%[6]	4.65%	2.71%	1.25%	1.00%	1.62%[6]	4.51%[6]	3.89%	2.25%	0.34%	0.30%	0.88%[6]

	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[7]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0244	0.0443	0.0154
Dividends to shareholders from net investment income	(0.0244)	(0.0443)	(0.0154)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[4]	2.47%[5]	4.52%	1.55%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$13,732	$10,347	$3,619
Ratio of net expenses to average net assets	0.45%[6]	0.45%	0.45%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[6]	0.45%	0.45%[6]
Ratio of expenses to average net assets (excluding waivers)	0.70%[6]	0.71%	0.72%[6]
Ratio of net investment income to average daily net assets	5.00%[6]	4.78%	3.09%[6]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0235	0.0428	0.0235	0.0048
Dividends to shareholders from net investment income	(0.0235)	(0.0428)	(0.0235)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[4]	2.38%[5]	4.37%	2.37%	0.48%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,682,793	$1,479,708	$1,018,935	$280,458
Ratio of net expenses to average net assets	0.63%[6]	0.60%	0.60%	0.58%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[6]	0.60%	0.60%	0.58%[6]
Ratio of expenses to average net assets (excluding waivers)	1.05%[6]	1.05%	1.06%	1.05%[6]
Ratio of net investment income to average daily net assets	4.85%[6]	4.32%	2.57%	0.96%[6]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
TEMPFUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[9]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0235	0.0428	0.0179
Dividends to shareholders from net investment income	(0.0235)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[4]	2.38%[5]	4.37%	1.80%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$453,739	$395,943	$321,636
Ratio of net expenses to average net assets	0.63%[6]	0.60%	0.60%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[6]	0.60%	0.60%[6]
Ratio of expenses to average net assets (excluding waivers)	0.80%[6]	0.80%	0.81%[6]
Ratio of net investment income to average daily net assets	4.87%[6]	4.29%	2.93%[6]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective April 4, 2002.
[3]	Commencement of operations of share class effective May 20, 2002.
[4]	Past performance is no guarantee of future results.
[5]	Not annualized.
[6]	Annualized.
[7]	Commencement of operations of share class effective April 25, 2005.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	Commencement of operations of share class effective March 2, 2005.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
TEMPCASH		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0258	0.0471	0.0278	0.0112	0.0118	0.0193	0.0245	0.0446	0.0253	0.0087	0.0093	0.0168
Dividends to shareholders from net investment income	(0.0258)	(0.0471)	(0.0278)	(0.0112)	(0.0118)	(0.0193)	(0.0245)	(0.0446)	(0.0253)	(0.0087)	(0.0093)	(0.0168)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.61%[3]	4.82%	2.82%	1.13%	1.18%	1.95%	2.48%[3]	4.56%	2.56%	0.88%	0.93%	1.70%
Ratios/Supplemental data:
Net assets, end of period (000)	$8,841,484	$9,769,075	$11,576,987	$7,850,023	$11,193,249	$7,195,494	$935,392	$826,331	$595,873	$531,509	$433,227	$402,137
Ratio of net expenses to average net assets	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average daily net assets (including custody credits)	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.24%[4]	0.23%	0.24%	0.23%	0.23%	0.24%	0.49%[4]	0.48%	0.49%	0.49%	0.48%	0.50%
Ratio of net investment income to average daily net assets	5.20%[4]	4.79%	2.88%	1.11%	1.18%	1.92%	5.07%[4]	4.50%	2.63%	0.87%	0.94%	1.71%

	CASH MANAGEMENT SHARES		ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	PERIOD ENDED 10/31/06[5]	PERIOD ENDED 4/30/07 (UNAUDITED)	PERIOD ENDED 10/31/06[6,7]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0179	0.0253	0.0301
Dividends to shareholders from net investment income	(0.0233)	(0.0179)	(0.0253)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	1.80%[3]	2.56%[3]	3.04%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$161	$126	$7,186	$25,461
Ratio of net expenses to average net assets	0.68%[4]	0.68%[4]	0.28%[4]	0.28%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.68%[4]	0.68%[4]	0.28%[4]	0.28%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.73%[4]	0.73%[4]	0.34%[4]	0.34%[4]
Ratio of net investment income to average daily net assets	4.77%[4]	4.29%[4]	5.18%[4]	5.01%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER CHOICE SHARES[8]			BEAR STEARNS PREMIER SHARES[9]
TEMPCASH	11/1/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]	11/1/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0043	0.0251	0.0056	0.0042	0.0234	0.0041
Dividends to shareholders from net investment income	(0.0043)	(0.0251)	(0.0056)	(0.0042)	(0.0234)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.44%[3]	2.54%	0.56%[3]	0.44%[3]	2.37%	0.41%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$—	$2	$2	$—	$2	$2
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%[4]	0.60%[4]	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%[4]	0.60%[4]	0.60%	0.70%[4]
Ratio of expenses to average net assets (excluding waivers)	0.50%[4]	0.80%	0.50%[4]	0.65%[4]	1.09%	0.75%[4]
Ratio of net investment income to average daily net assets	4.52%[4]	2.57%	1.15%[4]	4.37%[4]	2.12%	0.81%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective June 14, 2006.
[6]	Commencement of operations of share class effective November 15, 2005.
[7]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.
[8]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2007.
[9]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to April 30, 2007.
[10]	Commencement of operations of share class effective March 26, 2004.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
FEDFUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0254	0.0463	0.0269	0.0105	0.0110	0.0183	0.0241	0.0438	0.0244	0.0080	0.0085	0.0158
Dividends to shareholders from net investment income	(0.0254)	(0.0463)	(0.0269)	(0.0105)	(0.0110)	(0.0183)	(0.0241)	(0.0438)	(0.0244)	(0.0080)	(0.0085)	(0.0158)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.57%[3]	4.73%	2.73%	1.05%	1.10%	1.85%	2.44%[3]	4.47%	2.47%	0.80%	0.85%	1.60%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,048,406	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$1,955,108	$396,674	$415,040	$372,460	$345,479	$397,344	$635,685
Ratio of expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.28%[4]	0.28%	0.29%	0.29%	0.28%	0.26%	0.53%[4]	0.53%	0.54%	0.54%	0.53%	0.50%
Ratio of net investment income to average daily net assets	5.11%[4]	4.64%	2.73%	1.04%	1.10%	1.82%	4.85%[4]	4.46%	2.49%	0.79%	0.87%	1.61%

	CASH RESERVE SHARES					ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31			PERIOD ENDED 10/31/03[1,5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[6,9]
		2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0065	0.0034	0.0249	0.0453	0.0110
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0065)	(0.0034)	(0.0249)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.36%[3]	4.31%	2.32%	0.65%	0.59%[3]	2.52%[3]	4.63%	1.10%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,507	$1,082	$1,547	$9,276	$13,492	$52,074	$83,069	$43,480
Ratio of expenses to average net assets	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.68%[4]	0.68%	0.70%	0.69%	0.69%[4]	0.38%[4]	0.38%	0.39%[4]
Ratio of net investment income to average daily net assets	4.75%[4]	4.26%	1.94%	0.62%	0.58%[4]	5.04%[4]	4.67%	2.63%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS SHARES						BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
FEDFUND		2006	2005	2004	2003[1]			2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0214	0.0383	0.0189	0.0031	0.0033	0.0040	0.0241	0.0438	0.0244	0.0054
Dividends to shareholders from net investment income	(0.0214)	(0.0383)	(0.0189)	(0.0031)	(0.0033)	(0.0040)	(0.0241)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.16%[3]	3.90%	1.91%	0.31%	0.33%	0.89%[3]	2.44%[3]	4.47%	2.47%	0.54%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$45,146	$52,420	$47,205	$18,837	$7,889	$2,728	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.09%	1.09%	1.08%	1.08%[4]	0.53%[4]	0.53%	0.87%	0.54%[4]
Ratio of net investment income to average daily net assets	4.37%[4]	3.86%	2.14%	0.36%	0.30%	0.87%[4]	4.86%[4]	4.39%	2.48%	0.92%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective April 1, 2003.
[6]	Commencement of operations of share class effective November 10, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
FEDFUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0045
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.32%	0.45%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$319,323	$295,307	$241,913	$50,579
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.14%	0.80%[4]
Ratio of net investment income to average daily net assets	4.72%[4]	4.25%	2.59%	0.92%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
FEDFUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0227	0.0038
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.30%	0.38%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$51,271	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.88%[4]	0.88%	0.89%	0.79%[4]
Ratio of net investment income to average daily net assets	4.80%[4]	4.15%	2.84%	0.60%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
T-FUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0252	0.0456	0.0260	0.0098	0.0106	0.0179
Dividends to shareholders from net investment income	(0.0252)	(0.0456)	(0.0260)	(0.0098)	(0.0106)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.55%[3]	4.65%	2.63%	0.99%	1.06%	1.80%
Ratios/Supplemental data:
Net assets, end of period (000)	$3,286,220	$2,906,319	$2,958,524	$2,438,998	$2,601,725	$2,831,278
Ratio of net expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (excluding waivers)	0.26%[4]	0.26%	0.28%	0.28%	0.27%	0.25%
Ratio of net investment income to average daily net assets	5.08%[4]	4.57%	2.66%	0.98%	1.06%	1.79%

	DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0240	0.0431	0.0235	0.0073	0.0081	0.0154
Dividends to shareholders from net investment income	(0.0240)	(0.0431)	(0.0235)	(0.0073)	(0.0081)	(0.0154)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.42%[3]	4.39%	2.37%	0.74%	0.81%	1.55%
Ratios/Supplemental data:
Net assets, end of period (000)	$585,465	$691,792	$728,168	$1,481,069	$449,468	$448,592
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.51%[4]	0.51%	0.53%	0.53%	0.52%	0.50%
Ratio of net investment income to average daily net assets	4.81%[4]	4.32%	2.43%	0.73%	0.79%	1.54%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

T-FUND	CASH MANAGEMENT SHARES						ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,5]
		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0227	0.0406	0.0210	0.0048	0.0056	0.0129	0.0247	0.0446	0.0250	0.0088	0.0096	0.0089
Dividends to shareholders from net investment income	(0.0227)	(0.0406)	(0.0210)	(0.0048)	(0.0056)	(0.0129)	(0.0247)	(0.0446)	(0.0250)	(0.0088)	(0.0096)	(0.0089)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.29%[3]	4.13%	2.12%	0.48%	0.56%	1.29%	2.50%[3]	4.55%	2.53%	0.89%	0.96%	1.58%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$594,154	$364,515	$126,531	$71,616	$73,714	$79,717	$60,506	$15,574	$19,832	$201	$142	$185,529
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%	0.70%	0.70%	0.70%	0.30%[4]	0.30%	0.30%	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.76%[4]	0.77%	0.78%	0.78%	0.77%	0.76%	0.36%[4]	0.37%	0.37%	0.39%	0.37%	0.37%[4]
Ratio of net investment income to average daily net assets	4.59%[4]	4.25%	2.21%	0.49%	0.56%	1.27%	5.00%[4]	4.47%	2.98%	0.90%	0.98%	1.55%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective April 9, 2002.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
FEDERAL TRUST FUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0251	0.0459	0.0263	0.0101	0.0106	0.0183
Dividends to shareholders from net investment income	(0.0251)	(0.0459)	(0.0263)	(0.0101)	(0.0106)	(0.0183)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.54%[3]	4.68%	2.67%	1.02%	1.07%	1.84%
Ratios/Supplemental data:
Net assets, end of period (000)	$255,238	$105,242	$110,741	$88,886	$193,437	$194,335
Ratio of net expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (excluding waivers)	0.33%[4]	0.36%	0.38%	0.35%	0.35%	0.30%
Ratio of net investment income to average daily net assets	5.07%[4]	4.56%	2.68%	0.97%	1.07%	1.84%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
FEDERAL TRUST FUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0239	0.0434	0.0238	0.0076	0.0081	0.0158
Dividends to shareholders from net investment income	(0.0239)	(0.0434)	(0.0238)	(0.0076)	(0.0081)	(0.0158)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.41%[3]	4.42%	2.41%	0.77%	0.81%	1.59%
Ratios/Supplemental data:
Net assets, end of period (000)	$39,135	$37,625	$18,857	$7,835	$4,555	$4,675
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.44%
Ratio of expenses to average daily net assets (excluding waivers)	0.59%[4]	0.60%	0.63%	0.60%	0.60%	0.53%
Ratio of net investment income to average daily net assets	4.82%[4]	4.34%	2.55%	0.80%	0.80%	1.64%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
TREASURY TRUST FUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0242	0.0431	0.0244	0.0091	0.0098	0.0170	0.0229	0.0406	0.0219	0.0066	0.0073	0.0145
Dividends to shareholders from net investment income	(0.0242)	(0.0431)	(0.0244)	(0.0091)	(0.0098)	(0.0170)	(0.0229)	(0.0406)	(0.0219)	(0.0066)	(0.0073)	(0.0145)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.44%[3]	4.39%	2.47%	0.92%	0.99%	1.71%	2.31%[3]	4.14%	2.21%	0.67%	0.74%	1.46%
Ratios/Supplemental data:
Net assets, end of period (000)	$978,890	$882,971	$806,381	$783,247	$1,401,853	$1,053,635	$181,474	$205,317	$206,999	$343,163	$270,930	$321,730
Ratio of expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.31%[4]	0.31%	0.31%	0.31%	0.30%	0.28%	0.56%[4]	0.56%	0.56%	0.56%	0.56%	0.53%
Ratio of net investment income to average daily net assets	4.87%[4]	4.32%	2.43%	0.89%	0.97%	1.70%	4.62%[4]	4.06%	2.09%	0.68%	0.75%	1.46%

	CASH MANAGEMENT SHARES[5]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	11/17/04 - 10/31/05	11/01/03 - 06/20/04	12/03/02 - 10/31/03[1]	PERIOD ENDED 10/15/02[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0217	0.0381	0.0190	0.0018	0.0021	0.0116
Dividends to shareholders from net investment income	(0.0217)	(0.0381)	(0.0190)	(0.0018)	(0.0021)	(0.0116)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.19%[3]	3.88%	1.92%[3]	0.18%[3]	0.39%[3]	1.16%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$37,971	$50,437	$21,929	$—	$6,924	$—
Ratio of expenses to average net assets	0.70%[4]	0.70%	0.70%[4]	0.70%[4]	0.70%[4]	0.69%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%[4]	0.70%[4]	0.70%[4]	0.69%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.81%[4]	0.80%	0.81%[4]	0.80%[4]	0.80%[4]	0.76%[4]
Ratio of net investment income to average daily net assets	4.36%[4]	3.72%	1.58%[4]	0.27%[4]	0.48%[4]	1.22%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BLACKROCK LIQUIDITY FUNDS

	ADMINISTRATION SHARES[6]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		05/25/04 - 10/31/04	11/01/02 - 10/02/031	PERIOD ENDED 10/31/02[1,7]
TREASURY TRUST FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0237	0.0421	0.0234	0.0043	0.0083	0.0063
Dividends to shareholders from net investment income	(0.0237)	(0.0421)	(0.0234)	(0.0043)	(0.0083)	(0.0063)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.39%[3]	4.29%	2.37%	0.44%[3]	0.91%[3]	1.49%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$101,272	$113,067	$154,211	$141,449	$—	$33,255
Ratio of expenses to average net assets	0.30%[4]	0.30%	0.30%	0.30%[4]	0.30%[4]	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%	0.30%	0.30%[4]	0.30%[4]	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.41%[4]	0.41%	0.41%	0.40%[4]	0.42%[4]	0.42%[4]
Ratio of net investment income to average daily net assets	4.77%[4]	4.16%	2.36%	1.04%[4]	0.91%[4]	1.49%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to November 16, 2004.
[6]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[7]	Commencement of operations of share class effective May 30, 2002.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
MUNIFUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0312	0.0199	0.0095	0.0096	0.0142	0.0158	0.0287	0.0174	0.0070	0.0071	0.0117
Dividends to shareholders from net investment income	(0.0171)	(0.0312)	(0.0199)	(0.0095)	(0.0096)	(0.0142)	(0.0158)	(0.0287)	(0.0174)	(0.0070)	(0.0071)	(0.0117)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.72%[3]	3.17%	2.01%	0.95%	0.96%	1.43%	1.59%[3]	2.91%	1.76%	0.70%	0.71%	1.18%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,179,900	$1,420,560	$2,135,257	$1,812,753	$1,549,951	$1,037,163	$79,209	$96,853	$84,763	$82,323	$37,749	$74,526
Ratio of net expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.19%	0.19%	0.19%	0.19%	0.45%[4]	0.45%	0.44%	0.45%	0.44%	0.44%
Ratio of expenses to average daily net assets (excluding waivers)	0.33%[4]	0.33%	0.33%	0.34%	0.35%	0.37%	0.58%[4]	0.58%	0.58%	0.59%	0.60%	0.62%
Ratio of net investment income to average daily net assets	3.44%[4]	3.10%	2.02%	0.95%	0.93%	1.41%	3.19%[4]	2.87%	1.75%	0.73%	0.74%	1.18%

	CASH MANAGEMENT SHARES[5]						CASH RESERVE SHARES[6]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					11/01/02 - 08/06/03[1]	YEAR ENDED 10/31/02[1]
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0146	0.0262	0.0149	0.0045	0.0040	0.0085	0.0047	0.0102
Dividends to shareholders from net investment income	(0.0146)	(0.0262)	(0.0149)	(0.0045)	(0.0040)	(0.0085)	(0.0047)	(0.0102)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.47%[3]	2.65%	1.51%	0.45%	0.45%	0.91%	0.57%[3]	1.03%
Ratios/Supplemental data:
Net assets, end of period (000)	$54,597	$41,699	$35,774	$20,114	$22,423	$11,197	$—	$8,626
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%[4]	0.70%[4]	0.60%[4]	0.60%
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.69%	0.69%	0.69%[4]	0.69%[4]	0.59%[4]	0.59%
Ratio of expenses to average daily net assets (excluding waivers)	0.83%[4]	0.83%	0.83%	0.84%	0.85%[4]	0.87%[4]	0.75%[4]	0.77%
Ratio of net investment income to average daily net assets	2.94%[4]	2.65%	1.58%	0.43%	0.40%	0.90%	0.63%[4]	1.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

BLACKROCK LIQUIDITY FUNDS

	ADMINISTRATION SHARES[7]						BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		05/17/04 - 10/31/04	11/01/02 - 10/06/03[1]	PERIOD ENDED 10/31/02[1,8]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,9]
MUNIFUND		2006	2005					2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0166	0.0302	0.0189	0.0044	0.0081	0.0069	0.0131	0.0232	0.0119	0.0026	0.0026	0.0024
Dividends to shareholders from net investment income	(0.0166)	(0.0302)	(0.0189)	(0.0044)	(0.0081)	(0.0069)	(0.0131)	(0.0232)	(0.0119)	(0.0026)	(0.0026)	(0.0024)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%[3]	3.07%	1.91%	0.44%[3]	0.87%[3]	1.28%[3]	1.32%[3]	2.35%	1.20%	0.26%	0.26%	0.54%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$375,924	$371,211	$516,607	$437,590	$—	$13,051	$24,997	$31,467	$24,225	$28,191	$5,371	$6,215
Ratio of net expenses to average net assets	0.30%[4]	0.30%	0.30%	0.30%[4]	0.30%[4]	0.30%[4]	1.00%[4]	1.00%	1.00%	0.90%	0.88%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%	0.29%	0.30%[4]	0.29%[4]	0.29%[4]	1.00%[4]	1.00%	0.99%	0.89%	0.87%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.43%[4]	0.43%	0.43%	0.43%[4]	0.45%[4]	0.47%[4]	1.18%[4]	1.18%	1.13%	1.14%	1.15%	1.16%[4]
Ratio of net investment income to average daily net assets	3.34%[4]	3.01%	1.90%	1.01%[4]	0.90%[4]	1.27%[4]	2.64%[4]	2.32%	1.15%	0.29%	0.25%	0.57%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[6]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to April 30, 2007.
[7]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[8]	Commencement of operations of share class effective April 18, 2002.
[9]	Commencement of operations of share class effective May 20, 2002.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	BEAR STEARNS PREMIER CHOICE SHARES
MUNIFUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0158	0.0287	0.0108
Dividends to shareholders from net investment income	(0.0158)	(0.0287)	(0.0108)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	1.59%[3]	2.91%	1.08%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$2	$2	$2
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.44%[4]
Ratio of expenses to average net assets (excluding waivers)	0.58%[4]	0.58%	0.58%[4]
Ratio of net investment income to average daily net assets	3.19%[4]	2.85%	1.75%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[5]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0150	0.0272	0.0155	0.0033
Dividends to shareholders from net investment income	(0.0150)	(0.0272)	(0.0155)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.50%[3]	2.76%	1.56%	0.33%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$278,129	$252,344	$161,860	$51,799
Ratio of net expenses to average net assets	0.63%[4]	0.60%	0.63%	0.68%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.62%	0.68%[4]
Ratio of expenses to average net assets (excluding waivers)	1.18%[4]	1.18%	1.18%	0.83%[4]
Ratio of net investment income to average daily net assets	3.01%[4]	2.75%	1.64%	0.67%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
MUNIFUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[6]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0272	0.0120
Dividends to shareholders from net investment income	(0.0148)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	1.50%[3]	2.76%	1.21%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$204,437	$160,053	$126,455
Ratio of net expenses to average net assets	0.63%[4]	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.59%[4]
Ratio of expenses to average net assets (excluding waivers)	0.93%[4]	0.93%	0.93%[4]
Ratio of net investment income to average daily net assets	3.01%[4]	2.72%	1.88%[4]

[1]	Commencement of operations of share class effective April 25, 2005.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective March 26, 2004.
[6]	Commencement of operations of share class effective March 2, 2005.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

MUNICASH	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0173	0.0318	0.0206	0.0100	0.0108	0.0156
Dividends to shareholders from net investment income	(0.0173)	(0.0318)	(0.0206)	(0.0100)	(0.0108)	(0.0156)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.74%[3]	3.23%	2.09%	1.01%	1.09%	1.57%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,230,083	$1,232,427	$2,181,441	$2,315,927	$2,054,465	$1,257,237
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of expenses to average daily net assets (excluding waivers)	0.36%[4]	0.36%	0.34%	0.33%	0.34%	0.36%
Ratio of net investment income to average daily net assets	3.49%[4]	3.12%	2.04%	1.01%	1.04%	1.55%

	DOLLAR SHARES						CASH MANAGEMENT SHARES[5]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					11/01/01 - 10/15/02[1]
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0293	0.0181	0.0075	0.0083	0.0131	0.0101
Dividends to shareholders from net investment income	(0.0160)	(0.0293)	(0.0181)	(0.0075)	(0.0083)	(0.0131)	(0.0101)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.62%[3]	2.97%	1.83%	0.76%	0.84%	1.32%	1.01%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$92,972	$91,505	$59,321	$79,579	$90,241	$58,991	$—
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.44%	0.44%	0.44%	0.44%	0.69%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.62%[4]	0.61%	0.59%	0.58%	0.59%	0.61%	0.87%[4]
Ratio of net investment income to average daily net assets	3.23%[4]	2.93%	1.79%	0.75%	0.81%	1.30%	1.07%[4]
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	ADMINISTRATION SHARES[6]		BEAR STEARNS PREMIER CHOICE SHARES[7]			BEAR STEARNS PREMIER SHARES[8]
MUNICASH	PERIOD ENDED 4/13/07 (UNAUDITED)	PERIOD ENDED 10/31/06[9]	11/01/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]	11/01/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0031	0.0030	0.0181	0.0049	0.0027	0.0157	0.0035
Dividends to shareholders from net investment income	(0.0153)	(0.0031)	(0.0030)	(0.0181)	(0.0049)	(0.0027)	(0.0157)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.54%[3]	0.31%[3]	0.30%[3]	1.83%	0.50%[3]	0.27%[3]	1.58%	0.35%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$—	$443	$—	$2	$2	$—	$2	$2
Ratio of expenses to average daily net assets	0.30%[4]	0.30%[4]	0.45%[4]	0.45%	0.45%[4]	0.70%[4]	0.62%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%[4]	0.45%[4]	0.44%	0.44%[4]	0.70%[4]	0.61%	0.69%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.49%[4]	0.46%[4]	0.61%[4]	0.85%	0.58%[4]	0.86%[4]	0.85%	0.83%[4]
Ratio of net investment income to average daily net assets	3.53%[4]	3.02%[4]	2.87%[4]	1.77%	0.84%[4]	2.62%[4]	1.60%	0.57%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Management Shares outstanding during the period October 16, 2002 to April 30, 2007.
[6]	There were no Administration Shares outstanding during the period April 14, 2007 to April 30, 2007.
[7]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2007.
[8]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to April 30, 2007.
[9]	Commencement of operations of share class effective September 28, 2006.
[10]	Commencement of operations of share class effective March 26, 2004.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
CALIFORNIA MONEY FUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0166	0.0308	0.0197	0.0092	0.0094	0.0132	0.0153	0.0283	0.0172	0.0067	0.0069	0.0107
Dividends to shareholders from net investment income	(0.0166)	(0.0308)	(0.0197)	(0.0092)	(0.0094)	(0.0132)	(0.0153)	(0.0283)	(0.0172)	(0.0067)	(0.0069)	(0.0107)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%[3]	3.13%	1.99%	0.92%	0.94%	1.33%	1.54%[3]	2.87%	1.74%	0.68%	0.69%	1.07%
Ratios/Supplemental data:
Net assets, end of period (000)	$795,185	$860,859	$593,417	$454,698	$496,630	$456,081	$55,822	$40,850	$26,293	$1,347	$15,463	$29,922
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.19%	0.19%	0.45%[4]	0.45%	0.45%	0.44%	0.44%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.40%[4]	0.40%	0.41%	0.41%	0.40%	0.42%	0.65%[4]	0.65%	0.65%	0.66%	0.65%	0.67%
Ratio of net investment income to average daily net assets	3.33%[4]	3.13%	2.00%	0.92%	0.93%	1.32%	3.09%[4]	2.86%	1.84%	0.66%	0.71%	1.12%

	CASH MANAGEMENT SHARES					ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31			PERIOD ENDED 10/31/03[1,5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[6]
		2006	2005	2004			2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0141	0.0258	0.0147	0.0042	0.0008	0.0161	0.0298	0.0187	0.0037
Dividends to shareholders from net investment income	(0.0141)	(0.0258)	(0.0147)	(0.0042)	(0.0008)	(0.0161)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.42%[3]	2.61%	1.48%	0.42%	0.25%[4]	1.62%[3]	3.02%	1.89%	0.37%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$15,543	$10,122	$205	$120	$227	$5,487	$5,013	$3,898	$1,738
Ratio of expenses to average daily net assets	0.70%[4]	0.70%	0.70%	0.70%	0.69%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%	0.70%	0.68%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.90%[4]	0.90%	0.91%	0.90%	0.91%[4]	0.50%[4]	0.50%	0.51%	0.51%[4]
Ratio of net investment income to average daily net assets	2.85%[4]	2.70%	1.50%	0.40%	0.25%[4]	3.24%[4]	2.99%	1.98%	1.00%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEARS STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]
CALIFORNIA MONEY FUND		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0126	0.0228	0.0117	0.0025	0.0025	0.0022
Dividends to shareholders from net investment income	(0.0126)	(0.0228)	(0.0117)	(0.0025)	(0.0025)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.27%[3]	2.31%	1.18%	0.25%	0.25%	0.48%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$43,779	$33,556	$15,777	$6,307	$3,103	$668
Ratio of expenses to average daily net assets	1.00%[4]	1.00%	1.00%	0.86%	0.88%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.86%	0.87%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.25%[4]	1.25%	1.21%	1.20%	1.20%	1.20%[4]
Ratio of net investment income to average daily net assets	2.54%[4]	2.31%	1.27%	0.25%	0.24%	0.51%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective July 14, 2003.
[6]	Commencement of operations of share class effective June 18, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
CALIFORNIA MONEY FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0283	0.0172	0.0045
Dividends to shareholders from net investment income	(0.0153)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.54%[3]	2.87%	1.74%	0.45%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$2	$2	$2	$2
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.90%[4]	0.94%	0.87%	0.66%[4]
Ratio of net investment income to average daily net assets	3.05%[4]	2.83%	1.90%	0.76%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0268	0.0152	0.0030
Dividends to shareholders from net investment income	(0.0144)	(0.0268)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.45%[3]	2.72%	1.54%	0.32%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$224,400	$203,719	$127,509	$37,216
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.25%[4]	1.25%	1.26%	0.91%[4]
Ratio of net investment income to average daily net assets	2.91%[4]	2.71%	1.62%	0.63%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
CALIFORNIA MONEY FUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0268	0.0154	0.0036
Dividends to shareholders from net investment income	(0.0144)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.45%[3]	2.72%	1.55%	0.36%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$24,171	$13,822	$15,778	$2
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.00%[4]	1.00%	1.01%	0.81%[4]
Ratio of net investment income to average daily net assets	2.91%[4]	2.70%	1.90%	0.55%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
NEW YORK MONEY FUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0169	0.0314	0.0197	0.0091	0.0096	0.0131	0.0157	0.0289	0.0172	0.0066	0.0071	0.0106
Dividends to shareholders from net investment income	(0.0169)	(0.0314)	(0.0197)	(0.0091)	(0.0096)	(0.0131)	(0.0157)	(0.0289)	(0.0172)	(0.0066)	(0.0071)	(0.0106)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.71%[3]	3.18%	1.99%	0.92%	0.96%	1.32%	1.58%[3]	2.93%	1.74%	0.67%	0.71%	1.07%
Ratios/Supplemental data:
Net assets, end of period (000)	$338,658	$313,842	$271,454	$234,346	$347,960	$362,077	$8,033	$6,362	$5,515	$5,059	$5,216	$4,716
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%[4]	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of expenses to average daily net assets (excluding waivers)	0.41%[4]	0.41%	0.41%	0.40%	0.40%	0.41%	0.66%[4]	0.66%	0.66%	0.65%	0.65%	0.66%
Ratio of net investment income to average daily net assets	3.41%[4]	3.14%	1.98%	0.90%	0.95%	1.31%	3.17%[4]	2.88%	1.67%	0.67%	0.68%	1.06%

	CASH MANAGEMENT SHARES			ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[6]
					2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0145	0.0264	0.0114	0.0164	0.0304	0.0187	0.0035
Dividends to shareholders from net investment income	(0.0145)	(0.0264)	(0.0114)	(0.0164)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.46%[3]	2.67%	1.14%[3]	1.66%[3]	3.08%	1.89%	0.35%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$13,343	$9,398	$3,585	$12,847	$16,125	$16,394	$21,890
Ratio of expenses to average daily net assets	0.70%[4]	0.70%	0.70%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.91%[4]	0.91%	0.91%[4]	0.51%[4]	0.51%	0.51%	0.51%[4]
Ratio of net investment income to average daily net assets	2.93%[4]	2.70%	1.80%[4]	3.31%[4]	3.04%	1.84%	0.94%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

NEW YORK MONEY FUND	BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]
		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0130	0.0234	0.0117	0.0024	0.0025	0.0021
Dividends to shareholders from net investment income	(0.0130)	(0.0234)	(0.0117)	(0.0024)	(0.0025)	(0.0021)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.30%[3]	2.36%	1.18%	0.24%	0.25%	0.46%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$5,027	$2,686	$3,831	$1,420	$18,652	$16,997
Ratio of expenses to average daily net assets	1.00%[4]	1.00%	1.00%	0.83%	0.91%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.82%	0.90%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.26%[4]	1.26%	1.21%	1.20%	1.20%	1.19%[4]
Ratio of net investment income to average daily net assets	2.61%[4]	2.33%	1.35%	0.21%	0.25%	0.46%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective March 3, 2005.
[6]	Commencement of operations of share class effective June 18, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

NEW YORK MONEY FUND	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0157	0.0289	0.0172	0.0043
Dividends to shareholders from net investment income	(0.0157)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.58%[3]	2.93%	1.74%	0.43%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$226	$242	$2	$2
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.44%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.91%[4]	0.91%	0.87%	0.65%[4]
Ratio of net investment income to average daily net assets	3.16%[4]	3.14%	1.94%	0.69%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0274	0.0152	0.0030
Dividends to shareholders from net investment income	(0.0148)	(0.0274)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.49%[3]	2.77%	1.54%	0.30%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$177,268	$138,323	$111,739	$53,933
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.64%	0.69%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.26%[4]	1.26%	1.26%	0.92%[4]
Ratio of net investment income to average daily net assets	2.98%[4]	2.75%	1.58%	0.56%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

BLACKROCK LIQUIDITY FUNDS

NEW YORK MONEY FUND	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0274	0.0154	0.0034
Dividends to shareholders from net investment income	(0.0148)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.49%[3]	2.77%	1.56%	0.34%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$20,306	$8,339	$5,774	$2
Ratio of expenses to average daily net assets	0.64%[4]	0.60%	0.61%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.64%[4]	0.60%	0.61%	0.59%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.01%[4]	1.01%	1.02%	0.80%[4]
Ratio of net investment income to average daily net assets	2.99%[4]	2.72%	1.82%	0.55%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to the Trust’s ten portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. T-Fund offers nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. Federal Trust Fund and Treasury Trust Fund each offer eight classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2007, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds’ financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

BLACKROCK LIQUIDITY FUNDS

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — For TempFund, TempCash, FedFund and T-Fund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

On September 29, 2006, The Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess of $7 billion.
.170% of amounts in excess of $8 billion.

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each fund.

Prior to September 29, 2006. BIMC managed each Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch whereby Merrill Lynch’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock , Inc. informed the Board of the Funds that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Funds obtained shareholder approval of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable fees under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Advisory Fee – Prior Advisory Agreement	.175% of the first $1 billion	.175% of the first $1 billion	.200% of average net assets
	.150% of the next $1 billion	.150% of the next $1 billion
	.125% of the next $1 billion	.125% of the next $1 billion
	.100% of the next $1 billion	.100% of the next $1 billion
	.095% of the next $1 billion	.095% of the next $1 billion
	.090% of the next $1 billion	.090% of the next $1 billion
	.080% of the next $1 billion	.085% of the next $1 billion
	.075% of the next $1 billion	.080% of amounts in excess of $7 billion.
.070% of amounts in excess of $8 billion.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.175% of the first $1 billion
.150% of the next $1 billion

BLACKROCK LIQUIDITY FUNDS

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.125% of the next $1 billion
.100% of the next $1 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion.

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows:

Co-Administration Fee —	0.175% of the first $1 billion
Prior Administration	0.150% of the next $1 billion
Agreement	0.125% of the next $1 billion
0.100% of amounts in excess of $3 billion.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	SHARE CLASSES
	DOLLAR SHARES		CASH MANAGEMENT SHARES		CASH RESERVE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.25%	0.25%	0.50%	0.50%	0.40%	0.40%
TempCash	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
FedFund	0.25%	0.25%	0.50%	N/A	0.40%	0.40%
T-Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
Federal Trust Fund	0.25%	0.25%	0.50%	N/A	0.40%	N/A
Treasury Trust Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniFund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
MuniCash	0.25%	0.25%	0.50%	N/A	0.40%	N/A
California Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A
New York Money Fund	0.25%	0.25%	0.50%	0.50%	0.40%	N/A

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	SHARE CLASSES
	ADMINISTRATION SHARES		CASH PLUS SHARES		PLUS SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1,2]	ACTUAL FEES[1,2]
TempFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
TempCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
FedFund	0.10%	0.10%	0.85%	N/A	N/A	N/A
T-Fund	0.10%	0.10%	N/A	N/A	0.25%	N/A
Federal Trust Fund	0.10%	N/A	N/A	N/A	N/A	N/A
Treasury Trust Fund	0.10%	0.10%	N/A	N/A	N/A	N/A
MuniFund	0.10%	0.10%	N/A	N/A	0.25%	N/A
MuniCash	0.10%	0.10%	0.85%	N/A	N/A	N/A
California Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A
New York Money Fund	0.10%	0.10%	0.85%	N/A	0.40%	N/A

	BEAR STEARNS SHARE CLASSES
	BEAR STEARNS SHARES		PRIVATE CLIENT SHARES		PREMIER SHARES		PREMIER CHOICE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.85%	0.82%	0.85%	0.42%	0.60%	0.42%	0.50%	0.27%
TempCash	N/A	N/A	0.85%	N/A	0.60%	0.42%	0.50%	0.27%
FedFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
T-Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
Federal Trust Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
Treasury Trust Fund	N/A	N/A	0.85%	N/A	0.60%	N/A	0.50%	N/A
MuniFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniCash	N/A	N/A	0.85%	N/A	0.60%	0.50%	0.50%	0.25%
California Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
New York Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%

(1)	The difference in the level of fees among classes is related to the type and number of services that may be provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.
(2)	The Trust has adopted a Distribution and Shareholder Service Plan pursuant to which shareholders of Plus Shares will pay a class specific fee of 0.25% (0.40% for the New York Money and California Money Funds) on an annualized basis of the average daily net asset value of such shares. This fee reflects the provision of both distribution and sale support (12b-1) and shareholder services.

For the six months ended April 30, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

SHAREHOLDER SERVICE FEES	SHARE CLASSES
	DOLLAR	CASH MANAGEMENT	CASH RESERVE	ADMINISTRATION	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$6,379,083	$1,126,536	$33,000	$931,310	$2,036,245	$4,066,295	$1,063,334	$32,626	$15,668,429
TempCash	1,118,206	225	—	6,386	—	—	—	—	1,124,817
FedFund	538,892	—	4,287	27,008	114,904	780,182	130,910	4	1,596,187
T-Fund	897,385	1,262,789	—	19,241	—	—	—	—	2,179,415
Federal Trust Fund	47,493	—	—	—	—	—	—	—	47,493
Treasury Trust Fund	246,513	139,596	—	55,202	—	—	—	—	441,311
MuniFund	117,683	163,646	—	204,436	66,673	746,256	500,101	5	1,798,800
MuniCash	111,662	—	—	203	—	—	—	—	111,865
California Money Fund	74,079	31,145	—	2,757	100,730	578,719	55,276	4	842,710
New York Money Fund	8,720	31,710	—	7,979	9,669	427,705	31,373	454	517,610

BLACKROCK LIQUIDITY FUNDS

SHAREHOLDER SERVICE FEES WAIVED	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$122,175	$419,697	$110,589	$10,603	$663,064
FedFund	11,490	114,062	19,448	2	145,002
MuniFund	6,667	108,636	71,762	2	187,067
California Money Fund	10,073	84,122	7,389	2	101,586
New York Money Fund	967	60,660	4,042	170	65,839

DISTRIBUTION FEES	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$1,425,371	$2,846,407	$212,667	$8,157	$4,492,602
FedFund	80,433	546,127	26,182	2	652,744
MuniFund	46,671	522,379	100,020	2	669,072
California Money Fund	70,511	405,103	11,055	2	486,671
New York Money Fund	6,768	299,393	6,275	113	312,549

DISTRIBUTION FEES WAIVED	SHARE CLASSES
	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$2,846,407	$212,666	$8,156	$3,067,229
FedFund	546,127	26,182	1	572,310
MuniFund	522,379	100,020	1	622,400
California Money Fund	405,103	11,055	1	416,159
New York Money Fund	299,393	6,274	113	305,780

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee was based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2007, the Funds paid to affiliates the following fees in return for distribution and sales support services:

	HILLIARD LYONS	PNC
TempFund	$—	$5,678,305
TempCash	857,037	39,132
FedFund	—	531,154
T-Fund	—	193,724
Federal Trust Fund	—	—
Treasury Trust Fund	—	145,172
MuniFund	—	253,006

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	HILLIARD LYONS	PNC
MuniCash	$63,985	$8,835
California Money Fund	—	2,757
New York Money Fund	3,958	7,972

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the six months ended April 30, 2007, short term investments in companies assumed to be an affiliate of the Funds were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
TempFund	Merrill Lynch & Co., Inc.	$—	$—	$3,257,078	$121,400,000
	PNC Bank N.A., Repurchase Agreements	30,800,000	—	2,973,612	224,200,000
TempCash	Merrill Lynch & Co., Inc.	—	—	1,395,124	52,000,000
FedFund	PNC Bank N.A., Repurchase Agreements	—	—	711,238	—
T-Fund	Merrill Lynch & Co., Inc., Repurchase Agreements	—	—	358,996	—
MuniFund	Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	—	—	459,175	24,995,000
	Chesterfield County IDRB P-Float Trust Receipts Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(9,750,000)	—	104,181	—
	Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	160,626	8,815,000
	Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)	—	—	71,278	3,880,000
	Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	—	—	514,379	28,000,000
	Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)	—	—	102,503	5,610,000
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	99,882	5,370,000
	Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	48,174	2,590,000
	New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	39,774	2,200,000
	New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	—	—	42,232	2,320,000
	Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	—	—	129,595	7,100,000
	Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	(70,000)	—	41,828	2,355,000
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	—	—	58,306	3,160,000
	Rhode Island State Health & Educational Building Corp. RB (Higher Education Facilities Brown University Project) Series 2001B DN	—	—	93,083	—

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
MuniFund (concluded)	San Diego Public Facilities Financing Authority Lease RB P-Float Trust Receipts Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	$(19,755,000)	$—	$318,603	$—
	Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	—	—	91,016	5,000,000
	Washington County Housing & Redevelopment Authority Multi-Family RB P-Float Trust Receipts Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)	(6,995,000)	2,308	63,959	—
MuniCash	Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	(45,000)	—	271,184	14,630,000
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	21,997	—
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	13,949	—
	District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	—	—	44,647	2,415,000
	East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)	(4,315,000)	—	58,677	—
	MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	(50,000)	—	418,157	22,580,000
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	220,000	—	51,819	2,930,000
	Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	(670,000)	—	55,916	2,940,000
	Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)	—	—	453,178	24,495,000
	Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	45,781	—
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	—	—	32,474	1,760,000
	Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	69,286	3,745,000
	Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)	(8,385,000)	83,934	126,090	—
California Money Fund	Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility)	—	—	277,841	15,000,000
	California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	174,061	9,700,000
	Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)	(880,000)	—	17,574	450,000

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
California Money Fund (concluded)	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	$—	$—	$40,047	$2,200,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	49,877	2,740,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	(5,000)	—	37,697	2,070,000
	Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)	—	—	95,079	5,265,000
	Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	—	—	104,975	5,850,000
	San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)	(9,875,000)	—	159,247	—
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	36,506	2,000,000
	West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	(15,000)	—	122,338	6,810,000
New York Money Fund	New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility)	—	—	178,018	9,860,000
	New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	(20,000)	—	97,026	5,320,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	—	—	318,467	17,495,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	—	—	137,688	7,495,000

BLACKROCK LIQUIDITY FUNDS

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each period were as follows:

	TEMPFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$186,017,914,355	$389,651,161,121
Dollar Shares	23,285,797,653	43,075,160,298
Cash Management Shares	1,418,697,308	1,029,248,488
Cash Reserve Shares	14,407,185	199,267,069
Administration Shares	970,468,140	2,293,616,197
Bear Stearns Shares	582,574,916	5,110,954,951
Bear Stearns Premier Choice Shares	36,384,998	72,074,199
Bear Stearns Private Client Shares	748,165,075	6,599,860,689
Bear Stearns Premier Shares	561,320,961	2,404,474,385
Shares issued in reinvestment of dividends:
Institutional Shares	234,270,463	474,991,356
Dollar Shares	8,298,058	11,048,042
Cash Management Shares	7,091,825	9,080,551
Cash Reserve Shares	285,758	908,498
Administration Shares	10,995,133	14,292,510
Bear Stearns Shares	17,791,703	29,878,151
Bear Stearns Premier Choice Shares	401,487	566,535
Bear Stearns Private Client Shares	38,566,392	54,524,638
Bear Stearns Premier Shares	10,090,426	14,993,164
Shares redeemed:
Institutional Shares	(186,904,096,896)	(384,569,956,982)
Dollar Shares	(23,171,395,263)	(42,325,487,680)
Cash Management Shares	(1,252,755,429)	(961,817,736)
Cash Reserve Shares	(15,258,542)	(186,727,867)
Administration Shares	(855,678,108)	(1,805,888,650)
Bear Stearns Shares	(538,943,565)	(5,036,674,584)
Bear Stearns Premier Choice Shares	(33,401,164)	(65,916,391)
Bear Stearns Private Client Shares	(583,644,682)	(6,193,454,946)
Bear Stearns Premier Shares	(513,615,075)	(2,345,125,790)

Net increase	$94,733,112	$7,555,050,216

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	TEMPCASH
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$89,382,355,492	$225,678,041,325
Dollar Shares	1,004,207,217	1,987,142,364
Cash Management Shares	528,753	537,316
Administration Shares	18,000,000	41,292,406
Bear Stearns Premier Shares	—	3,480,782
Shares issued in reinvestment of dividends:
Institutional Shares	109,822,151	302,604,718
Dollar Shares	20,267,847	28,226,617
Cash Management Shares	2,110	1,724
Administration Shares	325,093	666,812
Bear Stearns Premier Choice Shares	—	7
Bear Stearns Premier Shares	—	7
Shares redeemed:
Institutional Shares	(90,419,728,718)	(227,789,671,065)
Dollar Shares	(915,409,300)	(1,784,603,837)
Cash Management Shares	(496,214)	(412,736)
Administration Shares	(36,600,000)	(16,500,000)
Bear Stearns Premier Choice Shares	—	(2,174)
Bear Stearns Premier Shares	—	(3,483,051)

Net decrease	$(836,725,569)	$(1,552,678,785)

BLACKROCK LIQUIDITY FUNDS

	FEDFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$8,284,024,295	$18,944,064,247
Dollar Shares	5,650,364,022	16,761,103,640
Cash Reserve Shares	10,468,641	25,045,901
Administration Shares	33,899,563	199,877,492
Bear Stearns Shares	65,506,387	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	196,897,556	1,100,718,969
Bear Stearns Premier Shares	89,760,869	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	24,894,859	51,605,902
Dollar Shares	710,418	1,778,083
Cash Reserve Shares	50,572	86,112
Bear Stearns Shares	990,654	1,942,735
Bear Stearns Premier Choice Shares	53	97
Bear Stearns Private Client Shares	7,321,624	11,450,901
Bear Stearns Premier Shares	1,230,109	2,661,307
Shares redeemed:
Institutional Shares	(8,678,107,024)	(18,898,054,675)
Dollar Shares	(5,669,440,531)	(16,720,372,044)
Cash Reserve Shares	(10,094,660)	(25,596,444)
Administration Shares	(64,894,184)	(160,284,882)
Bear Stearns Shares	(73,771,005)	(357,797,089)
Bear Stearns Premier Choice Shares	(129)	(1)
Bear Stearns Private Client Shares	(180,203,227)	(1,058,766,420)
Bear Stearns Premier Shares	(88,116,092)	(530,537,878)

Net increase (decrease)	$(398,507,229)	$200,177,320

	T-FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$12,604,387,857	$26,385,071,669
Dollar Shares	2,877,143,145	9,124,084,315
Cash Management Shares	576,176,191	414,487,659
Administration Shares	563,712,170	545,674,293
Shares issued in reinvestment of dividends:
Institutional Shares	14,719,381	33,713,980
Dollar Shares	4,528,144	9,870,292
Cash Management Shares	577,971	464,445
Administration Shares	834,471	611,007
Shares redeemed:
Institutional Shares	(12,239,206,718)	(26,470,897,010)
Dollar Shares	(2,987,998,257)	(9,170,426,772)
Cash Management Shares	(347,115,197)	(176,964,518)
Administration Shares	(519,615,062)	(550,543,709)

Net increase	$548,144,096	$145,145,651

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FEDERAL TRUST FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$261,590,438	$135,991,055
Dollar Shares	69,189,183	129,837,419
Shares issued in reinvestment of dividends:
Institutional Shares	3,014,081	3,221,013
Dollar Shares	—	160,970
Shares redeemed:
Institutional Shares	(114,608,258)	(144,712,323)
Dollar Shares	(67,679,439)	(111,230,984)

Net increase	$151,506,005	$13,267,150

	TREASURY TRUST FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$3,663,936,510	$5,302,373,373
Dollar Shares	258,292,834	905,433,267
Cash Management Shares	53,347,220	217,781,681
Administration Shares	76,108,880	186,685,698
Shares issued in reinvestment of dividends:
Institutional Shares	8,020,235	17,768,738
Dollar Shares	2,699,516	5,599,324
Cash Management Shares	95,641	79,241
Shares redeemed:
Institutional Shares	(3,576,066,399)	(5,243,530,596)
Dollar Shares	(284,840,413)	(912,711,350)
Cash Management Shares	(65,910,444)	(189,351,344)
Administration Shares	(87,906,577)	(227,827,407)

Net increase	$47,777,003	$62,300,625

BLACKROCK LIQUIDITY FUNDS

	MUNIFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$5,861,349,433	$13,901,180,607
Dollar Shares	529,778,421	1,139,417,855
Cash Management Shares	116,283,125	166,170,301
Administration Shares	399,098,754	1,128,586,539
Bear Stearns Shares	82,527,357	149,955,504
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	1,266,598,115	1,650,176,109
Bear Stearns Premier Shares	1,418,830,721	2,523,021,114
Shares issued in reinvestment of dividends:
Institutional Shares	11,805,421	22,775,331
Dollar Shares	124,767	269,923
Cash Management Shares	153,922	249,589
Bear Stearns Shares	350,332	557,408
Bear Stearns Premier Choice Shares	36	64
Bear Stearns Private Client Shares	4,495,223	6,154,545
Bear Stearns Premier Shares	3,009,622	5,048,991
Shares redeemed:
Institutional Shares	(6,113,793,121)	(14,638,784,755)
Dollar Shares	(547,546,231)	(1,127,604,953)
Cash Management Shares	(103,538,275)	(160,498,435)
Administration Shares	(394,382,892)	(1,274,038,169)
Bear Stearns Shares	(89,347,522)	(143,271,733)
Bear Stearns Premier Choice Shares	(90)	—
Bear Stearns Private Client Shares	(1,245,305,860)	(1,565,865,646)
Bear Stearns Premier Shares	(1,377,455,775)	(2,494,490,353)

Net decrease	$(176,964,516)	$(710,990,163)

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	MUNICASH
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$13,292,226,128	$24,446,416,588
Dollar Shares	180,708,330	268,637,530
Administration Shares	—	441,583
Bear Stearns Premier Choice Shares	—	2
Bear Stearns Premier Shares	—	2
Shares issued in reinvestment of dividends:
Institutional Shares	7,246,946	22,441,985
Dollar Shares	1,327,192	1,713,870
Administration Shares	6,202	1,366
Bear Stearns Premier Choice Shares	—	5
Bear Stearns Premier Shares	—	5
Shares redeemed:
Institutional Shares	(13,302,013,442)	(25,417,665,125)
Dollar Shares	(180,583,067)	(238,160,608)
Administration Shares	(449,151)	—
Bear Stearns Premier Choice Shares	—	(2,168)
Bear Stearns Premier Shares	—	(2,161)

Net decrease	$(1,530,862)	$(916,177,126)

BLACKROCK LIQUIDITY FUNDS

	CALIFORNIA MONEY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$1,597,068,150	$3,502,352,706
Dollar Shares	520,772,979	593,706,629
Cash Management Shares	5,318,472	10,219,362
Administration Shares	4,423,348	6,627,586
Bear Stearns Shares	132,839,839	250,423,612
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	1,158,323,353	1,568,793,698
Bear Stearns Premier Shares	254,221,879	391,575,753
Shares issued in reinvestment of dividends:
Institutional Shares	3,243,664	3,315,334
Dollar Shares	576,157	551,463
Cash Management Shares	176,142	22,747
Bear Stearns Shares	510,522	716,986
Bear Stearns Premier Choice Shares	34	62
Bear Stearns Private Client Shares	3,366,249	4,251,120
Bear Stearns Premier Shares	320,677	454,172
Shares redeemed:
Institutional Shares	(1,666,003,793)	(3,238,337,759)
Dollar Shares	(506,379,252)	(579,709,968)
Cash Management Shares	(74,526)	(325,049)
Administration Shares	(3,949,559)	(5,513,532)
Bear Stearns Shares	(123,128,502)	(233,369,215)
Bear Stearns Premier Choice Shares	(83)	(1)
Bear Stearns Private Client Shares	(1,141,013,954)	(1,496,872,135)
Bear Stearns Premier Shares	(244,194,107)	(393,989,672)

Net increase (decrease)	$(3,582,310)	$384,893,900

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

	NEW YORK MONEY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$1,199,534,973	$2,079,000,527
Dollar Shares	8,779,186	14,953,044
Cash Management Shares	31,906,163	59,697,237
Administration Shares	4,863,332	9,494,781
Bear Stearns Shares	19,717,324	48,274,053
Bear Stearns Premier Choice Shares	223,888	241,501
Bear Stearns Private Client Shares	656,417,185	953,691,417
Bear Stearns Premier Shares	146,592,046	111,462,650
Shares issued in reinvestment of dividends:
Institutional Shares	971,127	2,281,043
Dollar Shares	110,395	172,646
Bear Stearns Shares	50,385	88,326
Bear Stearns Premier Choice Shares	3,589	2,902
Bear Stearns Private Client Shares	2,550,399	3,937,374
Bear Stearns Premier Shares	186,209	165,055
Shares redeemed:
Institutional Shares	(1,175,695,328)	(2,039,097,362)
Dollar Shares	(7,218,335)	(14,282,664)
Cash Management Shares	(27,961,145)	(53,887,033)
Administration Shares	(8,141,097)	(9,775,068)
Bear Stearns Shares	(17,426,619)	(49,510,085)
Bear Stearns Premier Choice Shares	(243,677)	(4,111)
Bear Stearns Private Client Shares	(620,023,697)	(931,126,430)
Bear Stearns Premier Shares	(134,811,662)	(109,066,742)

Net increase	$80,384,641	$76,713,061

On April 30, 2007, two shareholders held approximately 27% of the outstanding shares of TempFund, one shareholder held approximately 16% of the outstanding shares of TempCash, three shareholders held approximately 56% of the outstanding shares of FedFund, one shareholder held approximately 56% of the outstanding shares of T-Fund, three shareholders held approximately 66% of the outstanding shares of Federal Trust Fund, three shareholders held approximately 52% of the outstanding shares of Treasury Trust Fund, two shareholders held approximately 51% of the outstanding shares of MuniFund, two shareholders held approximately 56% of the outstanding shares of MuniCash, three shareholders held approximately 51% of the outstanding shares of California Money Fund and two shareholders held approximately 45% of the outstanding shares of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds’ shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

BLACKROCK LIQUIDITY FUNDS

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

		TAX-FREE INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL DISTRIBUTIONS
TempFund	10/31/2006	$—	$1,564,251,287	$—	$1,564,251,287
TempCash	10/31/2006	—	587,356,006	—	587,356,006
FedFund	10/31/2006	—	154,392,485	—	154,392,485
T-Fund	10/31/2006	—	199,665,293	—	199,665,293
Federal Trust Fund	10/31/2006	—	5,755,694	—	5,755,694
Treasury Trust Fund	10/31/2006	—	52,315,573	—	52,315,573
MuniFund	10/31/2006	81,576,936	—	161,094	81,738,030
MuniCash	10/31/2006	49,244,341	—	—	49,244,341
California Money Fund	10/31/2006	26,371,103	—	103,966	26,475,069
New York Money Fund	10/31/2006	15,043,294	210,280	116,489	15,370,063

As of October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2008	2009	2012	2013	2014	TOTAL
TempFund	$—	$—	$—	$3,510,519	$—	$3,510,519
TempCash	—	—	—	2,221,773	—	2,221,773
FedFund	—	—	—	12,054	—	12,054
T-Fund	15,846	—	—	91,112	—	106,958
Treasury Trust Fund	111,459	91,820	—	86,297	30,151	319,727
MuniCash	13,010	—	77,299	137,589	263,568	491,466
In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(F) Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

Investment Advisor	Distributor
BlackRock Institutional Management Corporation	BlackRock Distributors, Inc.
Wilmington, Delaware 19809	King of Prussia, Pennsylvania 19406

Administrator	Custodian
BlackRock Institutional Management Corporation	PFPC Trust Company
Wilmington, Delaware 19809	Philadelphia, Pennsylvania 19153

Sub-Administrator and Transfer Agent	Counsel
PFPC Inc.	Drinker Biddle & Reath LLP
Wilmington, DE 19809	Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting
Firm
Deloitte & Touche LLP
Philadelphia, Pennsylvania 19103

Electronic copies of most financial reports and prospectuses are available on the Fund’s website.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

BRLF-SA-001

Bear Stearns

Money Market Funds

Semi-Annual Report Dated

April 30, 2007

(Unaudited)

•	TempFund

•	TempCash

•	FedFund

•	MuniFund

•	MuniCash

•	California Money Fund

•	New York Money Fund

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

BLACKROCK LIQUIDITY FUNDS

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800)821-7432

www.blackrock.com

April 30, 2007

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares and Bear Stearns Premier Choice Shares for the six-month ended April 30, 2007.

BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options.

We welcome the opportunity to serve your investment needs in the months ahead.

Sincerely,

Ralph L. Schlosstein
Chairman & President

1

TEMPFUND

FUND PROFILE

Portfolio Com position - % of Portfolio	Distribution - Weighted Average Maturity 43 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,026.00	1,024.80	1,023.50	1,024.00	1,025.50	1,021.90	1,024.70	1,023.80	1,023.80
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	2.91	1.41	5.01	2.26	3.16	3.16

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,024.10	1,022.84	1,021.59	1,022.09	1,023.59	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	2.91	1.41	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68%, 0.58%, 0.28%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

TEMPCASH

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 44 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses				Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Institutional	Dollar	Cash Management	Administration
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,026.10	1,024.80	1,023.50	1,025.60	1,024.10	1,022.84	1,021.59	1,023.59
Expenses Incurred During Period (11/01/06 - 4/30/07)*	0.90	2.16	3.41	1.41	0.90	2.16	3.41	1.41

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.18%, 0.43%, 0.68% and 0.28% for Institutional, Dollar, Cash Management and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

FEDFUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 22 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,025.70	1,024.40	1,023.60	1,025.20	1,021.60	1,024.40	1,023.50	1,023.50	1,024.00	1,022.74	1,021.99	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.26	3.01	1.51	5.01	2.26	3.16	3.16	1.00	2.26	3.01	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MUNIFUND

FUND PROFILE

Top 10 State Concentration (% of portfolio)
Texas	11.4%
Illinois	6.9
Indiana	6.3
Washington	6.3
Ohio	5.7
Louisiana	5.5
North Carolina	5.1
Michigan	4.6
Colorado	4.3
Tennessee	3.5

Total	59.6

Distribution - Weighted Average Maturity 18 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.20	1,015.90	1,014.70	1,016.70	1,013.20	1,015.90	1,015.00	1,015.00	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.15	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

MUNICASH

FUND PROFILE

Top 10 State Concentration (% of portfolio)
Texas	8.2%
Alabama	7.0
Michigan	6.6
Ohio	5.9
Illinois	5.6
Florida	5.5
Virginia	5.1
Georgia	4.6
Pennsylvania	4.5
North Carolina	4.1

Total	57.1%

Distribution - Weighted Average Maturity 20 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses		Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Institutional	Dollar
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.40	1,016.20	1,024.00	1,022.74
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	1.00	2.26

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45% and 0.30% for Institutional, Dollar and Administration classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

CALIFORNIA MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 11 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,016.70	1,015.40	1,014.20	1,016.20	1,012.70	1,015.40	1,014.50	1,014.50	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 - 4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.15	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.16

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

7

NEW YORK MONEY FUND

FUND PROFILE

Portfolio Composition - % of Portfolio	Distribution - Weighted Average Maturity 19 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period.

The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses								Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier	Institutional	Dollar	Cash Management	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,017.10	1,015.80	1,014.60	1,016.60	1,013.00	1,015.80	1,014.90	1,014.90	1,024.00	1,022.74	1,021.49	1,023.49	1,019.98	1,022.74	1,021.84	1,021.79
Expenses Incurred During Period (11/01/06—4/30/07)*	1.00	2.25	3.50	1.50	4.99	2.25	3.15	3.20	1.00	2.26	3.51	1.51	5.02	2.26	3.16	3.21

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.70%, 0.30%, 1.00%, 0.45%, 0.63% and 0.64% for Institutional, Dollar, Cash Management, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 17.7%
Domestic — 0.7%
Citibank N.A. (A-1+, P-1)
5.30%	06/20/07	$270,000	$270,000,000
5.30%	07/05/07	15,000	15,000,000

			285,000,000

Yankee — 17.0%
Banco Bilbao Vizcara Argentina, New York (A-1+, P-1)
5.31%(b)	05/23/07	190,000	190,000,000
5.31%(b)	05/29/07	160,000	160,000,000
Banque Nationale de Paris, New York (A-1+, P-1)
5.34%(b)	07/30/07	502,775	502,775,000
5.27%(b)	10/03/07	550,000	550,000,000
Barclays Bank Plc, New York (A-1+, P-1)
5.30%(b)	07/05/07	700,000	700,000,000
5.27%(b)	10/02/07	525,500	525,500,000
5.27%(b)	10/04/07	231,400	231,400,000
Depfa Bank Plc, New York (A-1+, P-1)
5.30%(b)	07/05/07	258,000	258,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.32%(b)	05/11/07	100,000	100,000,000
5.27%(b)	10/03/07	360,000	360,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.30%(b)	05/10/07	209,000	209,000,260
5.30%(b)	05/11/07	209,000	209,000,289
5.31%(b)	05/21/07	449,000	449,000,000
5.30%(b)	05/29/07	118,000	118,000,000
Nordea Bank Finland, New York (A-1+, P-1)
5.27%(b)	10/03/07	87,000	87,000,000
Norinchukin Bank, New York (A-1, P-1)
5.32%(b)	05/25/07	614,805	614,805,096
5.32%(b)	05/29/07	500,000	500,000,000
5.32%(b)	05/29/07	250,000	250,001,919
Skandinaviska Enskilda Bank, New York (A-1, P-1)
5.30%(b)	07/23/07	40,900	40,900,000

			6,055,382,564

TOTAL CERTIFICATES OF DEPOSIT
(Cost $6,340,382,564)			6,340,382,564

COMMERCIAL PAPER — 54.2%
Asset Backed Securities — 42.3%
Amstel Funding Corp. (A-1+, P-1)
5.23%	06/05/07	273,177	271,787,971
5.23%	07/25/07	209,619	207,030,496
5.16%	09/28/07	136,835	133,893,048
Amsterdam Funding Corp. (A-1, P-1)
5.26%	05/08/07	50,000	49,948,812
Aquifer Funding LLC (A-1+, P-1)
5.29%	05/07/07	598,750	598,574,034
Atlantic Asset Securitization Corp. (A-1, P-1)
5.28%	05/09/07	45,000	44,947,200
5.28%	05/10/07	128,864	128,693,900
Atlantis One Funding Corp. (A-1+, P-1)
5.24%	05/18/07	50,708	50,582,526
Atomium Funding LLC (A-1, P-1)
5.24%	07/06/07	119,500	118,352,003
Barton Capital Corp. (A-1+, P-1)
5.28%	05/08/07	79,816	79,734,056
Beethoven Funding Corp. (A-1, P-1)
5.24%	06/18/07	100,000	99,300,667
5.24%	06/20/07	151,988	150,881,865
Beta Finance, Inc. (A-1+, P-1)
5.24%	06/20/07	44,000	43,679,778
5.23%	07/05/07	44,500	44,079,784
Bryant Park Funding Corp. (A-1, P-1)
5.26%	05/25/07	85,000	84,701,933
Cafco LLC (A-1+, P-1)
5.24%	05/17/07	76,100	75,922,941
5.26%	06/18/07	32,285	32,058,575
5.26%	06/19/07	100,730	100,008,829
5.26%	06/22/07	95,100	94,377,451
Cancara Asset Securitisation LLC (A-1+, P-1)
5.27%	05/04/07	100,000	99,956,083
5.27%	05/10/07	131,000	130,827,407
5.27%	05/11/07	179,128	178,865,777
5.24%	05/23/07	98,780	98,463,551
5.26%	05/29/07	77,600	77,282,530
5.24%	06/18/07	131,817	130,896,039
5.23%	06/21/07	47,254	46,903,887
5.23%	07/03/07	144,000	142,682,040
5.24%	07/24/07	46,622	46,052,512
5.24%	07/25/07	292,445	288,830,258
CC USA, Inc. (A-1+, P-1)
5.23%	07/25/07	25,000	24,691,285
Chariot Funding LLC (A-1, P-1)
5.28%	05/08/07	61,570	61,506,788
5.26%	05/24/07	85,366	85,079,123
5.24%	06/20/07	46,135	45,799,560
Charta Corp. (A-1, P-1)
5.28%	05/08/07	78,677	78,596,225
5.27%	05/10/07	145,500	145,308,304
5.24%	05/17/07	100,000	99,767,333
5.24%	05/18/07	125,000	124,690,990
5.24%	06/20/07	50,000	49,636,458
5.23%	07/06/07	25,000	24,760,292
5.24%	07/19/07	101,550	100,383,402
5.24%	07/20/07	101,550	100,368,635
Ciesco LLC (A-1+, P-1)
5.27%	05/14/07	110,500	110,289,712
5.26%	05/16/07	75,000	74,835,625
5.24%	07/24/07	58,700	57,982,979
Clipper Receivables Co. LLC (A-1, P-1)
5.26%	05/07/07	200,000	199,941,556
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.29%	05/02/07	135,604	135,584,074
5.30%	05/08/07	151,285	151,129,092
Concord Minutemen Capital Co. LLC, Series C (A-1, P-1)
5.27%	05/04/07	60,000	59,973,650
5.27%	05/22/07	80,344	80,097,009
CRC Funding LLC (A-1+, P-1)
5.24%	05/17/07	68,000	67,841,787
5.23%	06/01/07	97,500	97,060,898
5.26%	06/21/07	69,395	68,877,892
5.26%	06/22/07	30,000	29,772,067
5.23%	07/06/07	116,000	114,887,753
5.24%	07/24/07	38,150	37,683,998
Crown Point Capital Co. LLC, Series A (A-1, P-1)
5.27%	05/23/07	50,223	50,061,254

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

9

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
5.23%	07/06/07	$255,446	$252,996,699
5.24%	07/10/07	30,324	30,014,737
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	05/07/07	55,068	55,051,786
5.24%	05/10/07	35,454	35,407,511
5.30%	05/16/07	50,700	50,588,038
Cullinan Finance Corp. (A-1+, P-1)
5.23%	06/28/07	78,700	78,036,865
Curzon Funding LLC (A-1+, P-1)
5.24%	05/16/07	100,000	99,781,458
5.23%	06/22/07	150,000	148,866,833
Dakota Notes Program (A-1, P-1)
5.24%	06/14/07	95,000	94,391,578
5.24%	07/18/07	138,400	136,827,199
Dorada Finance, Inc. (A-1+, P-1)
5.23%	07/02/07	68,000	67,387,509
Emerald Certificates MBNA (A-1+, P-1)
5.25%	05/14/07	66,250	66,124,401
5.26%	05/22/07	86,000	85,736,123
5.25%	06/14/07	69,300	68,855,325
Fairway Finance Co. LLC (A-1, P-1)
5.23%	06/18/07	64,248	63,799,977
5.24%	07/09/07	26,797	26,527,612
5.24%	07/16/07	66,756	66,016,826
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%	05/21/07	55,261	55,099,515
5.26%	05/23/07	101,419	101,092,994
5.26%	05/24/07	206,886	206,190,748
Five Finance, Inc. (A-1+, P-1)
5.23%	07/05/07	32,400	32,094,045
Fountain Square Commercial Funding Corp. (A-1+, P-1)
5.23%	05/29/07	36,768	36,618,436
Foxboro Funding LLC (A-1, P-1)
5.30%	06/29/07	25,398	25,177,390
Govco Inc. (A-1+, P-1)
5.24%	05/17/07	40,000	39,906,756
5.24%	05/18/07	38,395	38,299,903
5.24%	05/21/07	32,500	32,405,299
Grampian Funding LLC (A-1+, P-1)
5.23%	06/26/07	485,000	481,054,256
5.20%	08/07/07	74,000	72,951,482
5.18%	08/24/07	101,000	99,328,731
Greyhawk Funding LLC (A-1+, P-1)
5.24%	05/24/07	21,000	20,929,764
5.23%	07/06/07	140,000	138,657,633
Hudson-Thames LLC (A-1+, P-1)
5.24%	05/25/07	32,743	32,628,509
Jupiter Securitization Corp. (A-1, P-1)
5.26%	05/15/07	101,389	101,181,603
5.26%	05/22/07	101,404	101,092,859
K2 (USA) LLC (A-1+, P-1)
5.24%	05/24/07	57,375	57,182,738
Kitty Hawk Funding Corp. (A-1+, P-1)
5.26%	05/17/07	302,549	301,841,708
5.24%	06/25/07	75,000	74,399,010
Lexington Parker Capital Co. (A-1, P-1)
5.26%	05/16/07	55,265	55,143,762
5.28%	05/16/07	100,000	99,780,208
5.27%(c)	05/22/07	125,519	125,133,134
5.23%	07/06/07	101,383	100,410,906
5.14%	08/10/07	199,557	196,679,277
Liberty Street Funding Corp. (A-1, P-1)
5.28%	05/18/07	75,000	74,813,177
Mane Funding Corp. (A-1+, P-1)
5.25%	05/02/07	74,988	74,977,064
North Sea Funding LLC (A-1+, P-1)
5.27%	05/25/07	110,000	109,613,533
Nyala Funding LLC (A-1+, P-1)
5.26%	07/16/07	35,385	34,996,551
Park Avenue Receivables Co. LLC (A-1, P-1)
5.28%	05/14/07	105,005	104,804,790
5.26%	05/16/07	116,655	116,399,331
Ranger Funding Co. LLC (A-1+, P-1)
5.24%	06/04/07	104,388	103,870,902
Scaldis Capital LLC (A-1+, P-1)
5.27%	05/07/07	455,950	455,549,524
5.26%	05/23/07	75,000	74,758,917
5.26%	05/25/07	265,000	264,070,733
Sedna Finance, Inc. (A-1+, P-1)
5.21%	08/13/07	250,000	246,237,222
5.20%	08/28/07	200,000	196,562,222
Simba Funding Corp. (A-1+, P-1)
5.22%	06/01/07	281,900	280,631,646
5.23%	06/01/07	79,109	78,752,724
5.24%	06/21/07	99,251	98,514,930
5.23%	06/22/07	234,588	232,815,818
5.24%	06/22/07	125,000	124,053,889
Solitaire Funding LLC (A-1+, P-1)
5.24%	05/11/07	51,815	51,739,580
5.28%	05/11/07	115,000	114,831,493
5.23%	07/23/07	101,300	100,078,519
5.24%	07/23/07	100,000	98,793,042
Surrey Funding Corp. (A-1+, P-1)
5.26%	05/23/07	124,160	123,760,895
5.25%	06/04/07	109,690	109,146,120
Sydney Capital Corp. (A-1+, P-1)
5.26%	05/07/07	74,460	74,438,158
5.27%	05/24/07	220,000	219,259,272
Tasman Funding, Inc. (A-1+, P-1)
5.28%	05/07/07	120,387	120,281,059
Thames Asset Global Securitization Corp. (A-1, P-1)
5.25%	05/29/07	25,000	24,897,917
5.24%	06/15/07	40,000	39,738,000
Three Rivers Funding Corp. (A-1, P-1)
5.28%	05/09/07	54,768	54,703,739
Thunder Bay Funding, Inc. LLC (A-1, P-1)
5.28%	05/16/07	114,693	114,440,675
Ticonderoga Funding LLC (A-1+, P-1)
5.28%	05/16/07	176,075	175,687,635
5.27%	05/22/07	20,083	20,021,262
Transamerica Secured Liquidity Notes Corp. LLC (A-1, P-1)
5.32%	05/16/07	80,000	79,822,667
Variable Funding Capital Co. (A-1+, P-1)
5.26%	05/23/07	400,000	398,714,222
Windmill Funding Corp. (A-1+, P-1)
5.26%	05/08/07	50,000	49,948,812
5.27%	05/24/07	184,000	183,380,482
Yorktown Capital LLC (A-1+, P-1)
5.28%	05/22/07	132,338	131,930,785
5.28%	05/23/07	61,925	61,725,378
5.25%	05/29/07	63,250	62,991,729

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Asset Backed Securities (Continued)
5.28%	05/30/07	$69,707	$69,410,794

			15,128,780,045

Banks — 10.4%
Bank of America Corp. (A-1+, P-1)
5.16%	08/31/07	550,000	540,378,606
5.17%	09/05/07	300,000	294,528,417
5.13%	09/14/07	200,000	196,122,489
Citigroup Funding, Inc. (A-1+, P-1)
5.24%	05/17/07	200,000	199,534,222
5.24%	05/18/07	150,000	149,628,833
5.26%	05/29/07	150,000	149,386,333
Natexis Banques Populaires (A-1+, P-1)
5.30%	05/01/07	250,000	250,000,000
5.20%	08/10/07	186,245	183,525,280
Societe Generale N.A., Inc. (A-1+, P-1)
5.20%	07/23/07	373,970	369,490,826
5.14%	08/08/07	539,615	531,987,542
UBS Finance Delaware LLC (A-1+, P-1)
5.23%	07/05/07	150,000	148,583,542
5.24%	07/24/07	311,000	307,204,763
5.23%	07/25/07	388,000	383,208,739

			3,703,579,592

Security Brokers & Dealers — 1.5%
Bear Stearns Co., Inc. (A-1, P-1)
5.18%	07/27/07	61,855	61,080,679
5.18%	08/10/07	191,725	188,938,703
Greenwich Capital Holdings, Inc. (A-1+, P-1)
5.22%	07/17/07	50,000	49,442,285
5.20%	08/13/07	50,000	49,248,889
5.20%	08/14/07	33,700	33,188,883
5.20%	08/17/07	50,000	49,220,750
5.20%	08/21/07	50,000	49,191,889
5.20%	08/24/07	50,000	49,170,243

			529,482,321

TOTAL COMMERCIAL PAPER
(Cost $19,361,841,958)			19,361,841,958

MASTER NOTES — 6.3%
Security Brokers & Dealers — 6.3%
Bank of America Securities LLC (A-1+, P-1)
5.38%(d)	05/01/07	608,650	608,650,000
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(d)	05/01/07	550,000	550,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(e)
5.48%(d)(f)	05/01/07	1,078,157	1,078,157,000

TOTAL MASTER NOTES
(Cost $2,236,807,000)			2,236,807,000

AGENCY OBLIGATIONS — 0.0%
Federal Home Loan Bank Discount Notes — 0.0%
5.12%(g)	07/27/07	1,952
(Cost $1,927,833)			1,927,833

U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills — 0.0%
4.75%(g)	06/21/07	15,000
(Cost $14,899,062)			14,899,062

VARIABLE RATE OBLIGATIONS — 13.5%
Asset Backed Securities — 1.0%
Cullinan Finance Corp. (AAA, Aaa)
5.28%(d)	05/25/07	135,000	134,995,875
Racers Trust, Series 04-6-MM (A-1, P-1)
5.37%(c)(d)	05/22/07	234,650	234,650,000

			369,645,875

Banks — 3.4%
Bank of New York Co., Inc. (A+, Aa3)
5.38%(c)(d)	05/29/07	125,000	125,000,000
Barclays Bank Plc (A-1+, P-1)
5.28%(d)	05/07/07	125,000	124,996,717
Calyon, New York (AA-, Aa3)
5.28%(d)	06/13/07	374,000	373,971,355
LP Pinewood SPV (Wachovia Bank N.A. LOC) (A-1+, P-1)(e)
5.32%(d)	05/07/07	50,000	50,000,000
Nordea Bank Finland, New York (AA-, Aa1)
5.26%(d)	05/07/07	250,000	249,970,652
Societe Generale, New York (A-1+, P-1)
5.26%(d)	05/21/07	100,000	99,991,080
Wells Fargo Bank N.A. (AA, Aa1)
5.38%(d)	05/02/07	190,000	190,000,390

			1,213,930,194

Insurance Carriers NEC — 0.7%
Travelers Insurance Co. (A-1+, P-1)
5.43%(d)(f)	07/02/07	250,000	250,000,000

Life Insurance — 3.6%
Allstate Life Global Funding II (AA, Aa2)
5.33%(c)(d)	05/29/07	75,000	75,000,000
Hartford Life Insurance Co. (A-1+, P-1)
5.42%(d)(f)	07/02/07	100,000	100,000,000
5.42%(d)(f)	07/02/07	100,000	100,000,000
ING Security Life Insurance (AA, Aa3)
5.43%(c)(d)	05/09/07	150,000	150,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(c)(d)	05/29/07	95,000	95,000,000
New York Life Insurance Co. (A-1+, P-1)
5.41%(d)(f)	06/13/07	350,000	350,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.44%(d)(f)	05/01/07	400,000	400,000,000

			1,270,000,000

Personal Credit Institutions — 1.8%
General Electric Capital Corp. (AAA, Aaa)
5.44%(d)	05/17/07	447,600	447,600,000
5.28%(d)	05/24/07	202,000	202,000,000

			649,600,000

Security Brokers & Dealers — 3.0%
The Goldman Sachs Group, Inc. (A-1+, P-1)
5.43%(c)(d)(f)	05/01/07	469,300	469,300,000
5.35%(c)(d)(f)	05/21/07	333,000	333,000,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(d)	05/15/07	250,000	250,000,000

			1,052,300,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $4,805,476,069)			4,805,476,069

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11

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SCHEDULE OF INVESTMENTS

TEMPFUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
TIME DEPOSITS — 3.7%
Deutsche Bank AG (A-1+, P-1)
5.31%	05/01/07	$594,000	$594,000,000
Wells Fargo Bank N.A. (A-1+, P-1)
5.25%	05/01/07	733,000	733,000,000

TOTAL TIME DEPOSITS
(Cost $1,327,000,000)			1,327,000,000

REPURCHASE AGREEMENTS — 3.7%
Goldman Sachs & Co.
5.19%	05/01/07	1,000,000	1,000,000,000

(Agreement dated 04/30/07 to be repurchased at $1,000,144,167, collateralized by $1,390,236,084 Federal National Mortgage Assoc. Variable Rate Notes 3.88% to 6.99% due from 10/01/33 to 04/01/37. The value of the collateral is $1,030,000,000.)

Morgan Stanley & Co., Inc.
5.23%	05/01/07	254,000	254,000,000

(Agreement dated 04/30/07 to be repurchased at $254,036,901, collateralized by $265,290,000 Federal National Mortgage Assoc. Discount Notes, Bonds and Medium Term Notes 0.00% to 5.50% due from 07/25/07 to 02/16/17. The value of the collateral is $266,238,418.)

UBS Securities LLC
5.24%	05/01/07	49,116	49,116,000
(Agreement dated 04/30/07 to be repurchased at $49,123,149, collateralized by $71,970,000 Federal Home Loan Mortgage Corp. Strips 0.00% due 04/15/37. The value of the collateral is $50,591,312.)

TOTAL REPURCHASE AGREEMENTS
(Cost $1,303,116,000)			1,303,116,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.1%
(Cost $35,391,450,486)			35,391,450,486

AFFILIATED INVESTMENTS — 1.0%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.32%(d)(h)	05/29/07	121,400	121,400,000
PNC Bank, N.A.
5.01%	05/01/07	224,200	224,200,000

(Agreement dated 04/30/07 to be repurchased at $224,231,217, collateralized by $370,268,703 Federal Home Loan Mortgage Corp. Bonds and Federal National Mortgage Assoc. Bonds 5.50% to 6.50% due from 04/01/26 to 11/01/36. The value of the collateral is $368,953,384.)

TOTAL AFFILIATED INVESTMENTS
(Cost $345,600,000)			345,600,000

TOTAL INVESTMENTS IN SECURITIES — 100.1%
(Cost $35,737,050,486(a))			35,737,050,486
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%			(46,517,875)

NET ASSETS — 100.0%			$35,690,532,611

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 4.5% of its net assets, with a current market value of $1,607,083,134, in securities restricted as to resale.
(d)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(e)	Ratings reflect those of guarantor.
(f)	Illiquid Security. As of April 30, 2007, the Fund held 8.6% of its net assets, with a current market value of $3,080,457,000 in these securities.
(g)	The rate shown is the effective yield at the time of purchase.
(h)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
CERTIFICATES OF DEPOSIT — 19.3%
Euro Dollar — 1.9%
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.32%	05/02/07	$180,000	$179,999,929

Yankee — 17.4%
Banque Nationale de Paris, New York (A-1+, P-1)
5.34%(b)	07/30/07	123,000	123,000,000
5.27%(b)	10/03/07	86,755	86,755,000
Barclays Bank Plc, New York (A-1+, P-1)
5.32%(b)	05/08/07	55,000	55,000,000
5.27%(b)	10/02/07	200,000	200,000,000
5.27%(b)	10/04/07	65,000	65,000,000
Calyon, New York (A-1+, P-1)
5.35%(b)	08/28/07	180,000	180,000,000
HBOS Treasury Services Plc, New York (A-1+, P-1)
5.27%(b)	10/03/07	100,000	100,000,000
Mizuho Corporate Bank, New York (A-1, P-1)
5.30%(b)	05/10/07	58,000	58,000,072
5.30%(b)	05/11/07	58,000	58,000,080
5.31%(b)	05/21/07	85,000	85,000,000
5.32%(b)	05/21/07	190,000	190,000,000
5.30%(b)	05/29/07	33,000	33,000,000
Norinchukin Bank, New York (A-1, P-1)
5.32%(b)	05/25/07	150,310	150,310,000
Skandinaviska Enskilda Bank, New York (A-1, P-1)
5.31%(b)	05/21/07	60,000	60,000,000
5.30%(b)	07/23/07	11,650	11,650,000
Societe Generale, New York (A-1+, P-1)
5.27%(b)	05/11/07	250,000	250,000,000

			1,705,715,152

TOTAL CERTIFICATES OF DEPOSIT
(Cost $1,885,715,081)			1,885,715,081

COMMERCIAL PAPER — 41.7%
Asset Backed Securities — 21.0%
Amsterdam Funding Corp. (A-1, P-1)
5.26%	05/23/07	105,000	104,662,483
Beta Finance, Inc. (A-1+, P-1)
5.23%	07/02/07	63,000	62,432,545
5.22%	07/16/07	67,500	66,756,150
Cancara Asset Securitisation LLC (A-1+, P-1)
5.26%	05/29/07	22,400	22,308,359
CC USA, Inc. (A-1+, P-1)
5.23%	07/10/07	79,000	78,196,614
Charta Corp. (A-1, P-1)
5.23%	07/06/07	125,000	123,801,458
5.24%	07/19/07	30,500	30,149,619
5.24%	07/20/07	30,500	30,145,183
Ciesco LLC (A-1+, P-1)
5.24%	07/24/07	17,650	17,434,405
Concord Minutemen Capital Co. LLC, Series A (A-1, P-1)
5.30%	05/16/07	67,448	67,299,052
CRC Funding LLC (A-1+, P-1)
5.23%	07/06/07	33,000	32,683,585
5.24%	07/24/07	11,500	11,359,527
Crown Point Capital Co. LLC, Series C (A-1, P-1)
5.30%	05/07/07	15,350	15,345,480
5.30%	05/16/07	15,250	15,216,323
Dakota Notes Program (A-1, P-1)
5.24%	07/18/07	41,600	41,127,251
Emerald Certificates MBNA (A-1+, P-1)
5.25%	06/14/07	81,500	80,977,540
Erasmus Capital Corp. (A-1+, P-1)
5.25%	06/20/07	30,431	30,209,107
Falcon Asset Securitization Corp. (A-1, P-1)
5.26%	05/25/07	150,667	150,138,661
Five Finance, Inc. (A-1+, P-1)
5.24%	06/27/07	60,000	59,502,200
Foxboro Funding LLC (A-1, P-1)
5.30%	06/29/07	7,320	7,256,418
Grampian Funding LLC (A-1+, P-1)
5.24%	07/23/07	45,000	44,456,869
Hudson-Thames LLC (A-1+, P-1)
5.25%	06/22/07	22,275	22,106,081
Lexington Parker Capital Co. (A-1, P-1)
5.27%	05/18/07	89,946	89,722,159
5.23%	07/10/07	34,700	34,347,120
5.20%	08/09/07	152,475	150,270,466
Liberty Street Funding Corp. (A-1, P-1)
5.27%	05/21/07	71,000	70,792,128
Lockhart Funding LLC (F-1, P-1)
5.24%	06/06/07	49,406	49,147,113
Ranger Funding Co. LLC (A-1+, P-1)
5.28%	05/15/07	32,440	32,373,390
5.27%	05/22/07	133,376	132,965,980
5.27%	05/23/07	78,163	77,911,272
Solitaire Funding LLC (A-1+, P-1)
5.23%	07/23/07	28,850	28,502,125
5.24%	07/23/07	157,000	155,105,076
Tango Finance Corp. (A-1+, P-1)
5.24%	06/25/07	20,000	19,839,889
Three Rivers Funding Corp. (A-1, P-1)
5.28%	05/09/07	15,450	15,431,872
Thunder Bay Funding, Inc. LLC (A-1, P-1)
5.28%	05/16/07	25,000	24,945,000
Zela Finance, Inc. (A-1+, P-1)
5.24%	06/25/07	60,000	59,519,667

			2,054,438,167

Banks — 20.7%
Abbey National N.A. LLC (A-1+, P-1)
5.22%	06/06/07	30,335	30,176,651
Allied Irish Bank Plc (A-1, P-1)
5.20%	08/06/07	45,875	45,231,622
Banco Bilbao Vizcara Argentina (A-1, P-1)
5.27%	05/23/07	16,200	16,147,827
5.27%	05/24/07	60,000	59,797,983
5.26%	06/04/07	32,350	32,189,445
Bank of America Corp. (A-1+, P-1)
5.20%	07/25/07	337,000	332,860,002
5.17%	09/05/07	25,000	24,544,035
Citigroup Funding, Inc. (A-1+, P-1)
5.24%	05/23/07	100,000	99,679,472
Macquarie Bank Limited (A-1, P-1)
5.16%	08/13/07	100,000	98,509,333
5.22%	08/13/07	23,365	23,012,993
Natexis Banques Populaires (A-1+, P-1)
5.20%	08/10/07	48,945	48,230,260
Nationwide Building Society (A-1, P-1)
5.24%	07/05/07	100,000	99,054,792
Northern Rock Plc (A-1, P-1)
5.23%	06/29/07	100,000	99,142,369

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
COMMERCIAL PAPER (Continued)
Banks (Continued)
Raiffeisen Zentralbank Osterreich AG (A-1, P-1)
5.28%	05/18/07	$218,370	$217,826,046
Santander Central Hispano Finance Delaware Inc. (A-1+, P-1)
5.20%	07/23/07	62,325	61,577,793
Skandinaviska Enskilda Bank (A-1, P-1)
5.20%	07/25/07	29,100	28,742,373
5.20%	08/08/07	33,125	32,650,857
Societe Generale N.A., Inc. (A-1+, P-1)
5.20%	07/23/07	46,870	46,308,621
Swedbank Mortgage AB (A-1, P-1)
5.22%	06/04/07	45,505	45,280,446
UBS Finance Delaware LLC (A-1+, P-1)
5.23%	07/05/07	150,000	148,583,542
5.24%	07/24/07	89,000	87,913,903
5.23%	07/25/07	112,000	110,616,956
5.14%	08/08/07	100,000	98,586,500
Unicredito Italiano Bank, Ireland (A-1, P-1)
5.23%	07/05/07	100,000	99,055,695
5.24%	07/09/07	43,500	43,063,532

			2,028,783,048

TOTAL COMMERCIAL PAPER
(Cost $4,083,221,215)			4,083,221,215

MASTER NOTES — 3.4%
Security Brokers & Dealers — 3.4%
Citigroup Global Markets, Inc. (A-1+, P-1)
5.38%(c)	05/01/07	235,000	235,000,000
Morgan Stanley Mortgage Capital, Inc. (A-1, P-1)(d)
5.48%(c)(e)	05/01/07	97,451	97,450,999

TOTAL MASTER NOTES
(Cost $332,450,999)			332,450,999

VARIABLE RATE OBLIGATIONS — 27.0%
Asset Backed Securities — 3.0%
Arkle Master Issuer Plc (AAA, Aaa)
5.30%(c)(f)	05/17/07	28,300	28,300,000
Cullinan Finance Corp. (AAA, Aaa)
5.28%(c)	05/25/07	57,000	56,998,258
Holmes Master Issuer Plc, Series 06-1A (AAA, Aaa)
5.30%(c)(f)	05/15/07	29,600	29,600,000
Racers Trust, Series 04-6-MM (A-1, P-1)
5.37%(c)(f)	05/22/07	129,400	129,400,000
Wachovia Asset Securitization, Inc., Series 04-HM1, Class A (AAA, Aaa)
5.31%(c)(f)	05/25/07	22,514	22,514,213
Wachovia Asset Securitization, Inc., Series 04-HM2, Class A (AAA, Aaa)
5.31%(c)(f)	05/25/07	29,026	29,025,773

			295,838,244

Banks — 5.4%
Barclays Bank Plc (A-1+, P-1)
5.28%(c)	05/07/07	125,000	124,996,717
Gables of Germantown (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	15,000	15,000,000
Green Knight Economic Development, Series 04 (Fulton Bank LOC) (VMIG-1)
5.47%(c)	05/07/07	2,420	2,420,000
HBOS Treasury Services Plc (A-1+, P-1)
5.39%(c)	05/01/07	45,000	45,000,000
5.42%(c)(f)	06/25/07	150,000	150,000,000
Laurel Grocery Co. LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	1,425	1,425,000
MB&B Holdings LLC (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	6,475	6,475,000
5.36%(c)	05/07/07	3,505	3,505,000
North Square Associates LLP (Marshall & Ilsley Bank LOC) (A-1, P-1)(d)
5.36%(c)	05/07/07	14,045	14,045,000
Oxford Capital Enterprise LLC (National City Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	2,325	2,325,000
Paca-Pratt Associates, Inc. (M&T Bank Corp. LOC) (A-1)
5.37%(c)	05/07/07	16,000	16,000,000
Park Street Properties I LLC (U.S. Bank N.A. LOC) (VMIG-1)
5.32%(c)	05/02/07	4,040	4,040,000
Park Village (Bank One N.A. LOC) (A-1+, P-1)(d)
5.42%(c)	05/07/07	6,810	6,810,000
Prospect Aggregates, Inc. (Fulton Bank LOC) (VMIG-1)
5.47%(c)	05/07/07	8,440	8,440,000
Shipley Group LP (Fulton Bank LOC) (VMIG-1)
5.42%(c)	05/07/07	14,255	14,255,000
Tom Gill LLC (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.37%(c)	05/07/07	1,490	1,490,000
Westpac Banking Corp. (AA, Aa3)(d)
5.40%(c)	06/11/07	108,250	108,250,000

			524,476,717

Life Insurance — 8.3%
Allstate Life Global Funding II (AA, Aa2)
5.41%(c)(f)	05/16/07	100,000	100,000,000
5.33%(c)(f)	05/29/07	40,000	40,000,000
Irish Life & Permanent Plc (A-1, P-1)
5.34%(c)(f)	05/22/07	100,000	100,000,000
MetLife Global Funding I (AA, Aa2)
5.43%(c)(f)	05/29/07	40,000	40,000,000
Monumental Life Insurance Co. (A-1+, P-1)
5.50%(c)(e)	06/01/07	200,000	200,000,000
New York Life Insurance Co. (A-1+, P-1)
5.41%(c)(e)	06/13/07	300,000	300,000,000
Transamerica Occidental Life Insurance Co. (A-1+, P-1)
5.50%(c)(e)	06/01/07	26,000	26,000,000

			806,000,000

Municipal Bonds — 1.2%
Bergen County New Jersey Import Authority RB (Encap Golf Holdings LLC Project) Series 2005D DN (Wachovia Bank N.A. LOC) (A-1+, VMIG-1)
5.39%(c)	05/07/07	14,230	14,230,000
Covington Kentucky Industrial Building RB Series 2005A DN (U.S. Bank N.A. LOC) (A-1, P-1)(d)
5.35%(c)	05/07/07	9,120	9,120,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

TEMPCASH (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
VARIABLE RATE OBLIGATIONS (Continued)
Municipal Bonds (Continued)
Mayfield Cornerstone LLC RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	$4,585	$4,585,000
Mayfield Cornerstone LLC RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	1,045	1,045,000
Mayfield Spine Center RB Series 2005A DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	2,800	2,800,000
Mayfield Spine Center RB Series 2005B DN (Huntington National Bank LOC) (A-1, P-1)(d)
5.42%(c)	05/07/07	1,315	1,315,000
Santa Rosa California RB Series 2004 DN (Bank One N.A. LOC) (A-1+, P-1)(d)
5.37%(c)	05/07/07	42,200	42,200,000
Savannah College Georgia RB (Art & Design Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)(d)
5.35%(c)	05/07/07	6,900	6,900,000
Texas GO Series 2004E DN (Dexia Credit Local SBPA) (A-1+, VMIG-1)
5.31%(c)	05/02/07	9,300	9,300,000
Texas GO Series 2005I-C DN (Depfa Bank Plc SBPA) (A-1+, VMIG-1)
5.31%(c)	05/02/07	13,500	13,500,000
5.31%(c)	05/02/07	5,270	5,270,000
Utah Telecommunication Open RB (Infrastructure Agency Project) Series 2004 DN (Bank of America N.A. LOC) (A-1+, P-1)(d)
5.35%(c)	05/07/07	7,900	7,900,000

			118,165,000

Personal Credit Institutions — 3.7%
General Electric Capital Corp. (AAA, Aaa)
5.44%(c)	05/09/07	116,000	116,000,000
5.44%(c)	05/17/07	163,760	163,760,000
5.28%(c)	05/24/07	83,000	83,000,000

			362,760,000

Security Brokers & Dealers — 5.4%
Bear Stearns & Co., Inc. (A-1, P-1)
5.38%(c)	05/29/07	64,000	64,000,000
The Goldman Sachs Group, Inc. (A-1+, P-1)
5.43%(c)(e)(f)	05/01/07	266,450	266,450,000
Morgan Stanley & Co., Inc. (A-1, P-1)
5.38%(c)	05/15/07	200,000	200,000,000

			530,450,000

TOTAL VARIABLE RATE OBLIGATIONS
(Cost $2,637,689,961)			2,637,689,961

TIME DEPOSITS — 7.9%
Wells Fargo Bank N.A. (A-1+, P-1)
5.25%	05/01/07	779,000
(Cost $779,000,000)			779,000,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 99.3%
(Cost $9,718,077,256)			9,718,077,256

AFFILIATED INVESTMENTS — 0.6%
Merrill Lynch & Co., Inc. (A+, Aa3)
5.32%(c)(g)	05/29/07	52,000
(Cost $52,000,000)			52,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.9%
(Cost $9,770,077,256(a))			$9,770,077,256
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%			14,146,076

NET ASSETS — 100.0%			$9,784,223,332

(a)	Aggregate cost for federal income tax purposes.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Ratings reflect those of guarantor.
(e)	Illiquid Security. As of April 30, 2007, the Fund held 9.1% of its net assets, with a current market value of $889,900,999 in these securities.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 9.6% of its net assets, with a current market value of $935,289,986, in securities restricted as to resale.
(g)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.4%
Federal Farm Credit Bank Variable Rate Notes — 7.6%
5.18%(b)	05/01/07	$85,000	$84,981,147
5.23%(b)	05/01/07	105,000	104,993,879
5.24%(b)	05/01/07	30,000	29,998,650

			219,973,676

Federal Home Loan Bank Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,939,867

Federal Home Loan Mortgage Corp. Discount Notes — 0.5%
5.03%(c)	09/21/07	15,000	14,700,296

Federal Home Loan Mortgage Corp. Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,974,668

Federal National Mortgage Assoc. Discount Notes — 1.7%
5.05%(c)	09/05/07	49,279	48,401,081

Federal National Mortgage Assoc. Variable Rate Notes — 3.4%
5.19%(b)	06/28/07	100,000	99,965,682

TOTAL AGENCY OBLIGATIONS (Cost $682,955,270)			682,955,270

REPURCHASE AGREEMENTS — 76.8%
Deutsche Bank Securities Inc.
5.10%	05/01/07	185,444	185,444,000

(Agreement dated 04/30/07 to be repurchased at $185,470,271, collateralized by $240,641,384 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $191,007,320.)

Deutsche Bank Securities Inc.
5.23%	05/01/07	100,000	100,000,000

(Agreement dated 04/30/07 to be repurchased at $100,014,528, collateralized by $129,764,988 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $103,000,000.)

Deutsche Bank Securities Inc.
5.28%	05/15/07	200,000	200,000,000

(Agreement dated 02/14/07 to be repurchased at $202,640,000, collateralized by $259,529,975 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $206,000,000.)

Deutsche Bank Securities Inc.
5.26%	06/14/07	150,000	150,000,000

(Agreement dated 03/16/07 to be repurchased at $151,972,500, collateralized by $194,647,481 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $154,500,000.)

Goldman Sachs & Co.
5.24%	05/21/07	300,000	300,000,000

(Agreement dated 04/20/07 to be repurchased at $301,352,375, collateralized by $254,953,023 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% due from 10/15/16 to 05/15/34. The value of the collateral is $309,000,000.)

Greenwich Capital Markets, Inc.
5.24%	05/01/07	500,000	500,000,000

(Agreement dated 04/30/07 to be repurchased at $500,072,778, collateralized by $1,725,309,542 Federal National Mortgage Assoc. Variable Rate Notes and Bonds 0.00% to 0.01% due from 04/01/27 to 03/01/47. The value of the collateral is $515,000,101.)

Lehman Brothers Inc.
5.20%	05/01/07	56,074	56,074,000

(Agreement dated 04/30/07 to be repurchased at $56,082,100, collateralized by $370,555,000 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.00% due from 09/01/13 to 02/01/37. The value of the collateral is $57,759,568.)

Morgan Stanley & Co., Inc.
5.23%	05/01/07	196,000	196,000,000

(Agreement dated 04/30/07 to be repurchased at $196,028,474, collateralized by $395,781,000 Tennessee Valley Authority Bonds, Resolution Funding Corp. Strips, Federal Farm Credit Bank Discount Notes, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Notes and Bonds and Federal National Mortgage Assoc. Discount Notes, Variable Rate Notes, Medium Term Notes, Notes and Bonds 0.00% to 8.50% due from 05/01/07 to 04/01/37. The value of the collateral is $205,431,879.)

UBS Securities LLC
5.28%	05/17/07	350,000	350,000,000

(Agreement dated 02/01/07 to be repurchased at $355,390,000, collateralized by $536,447,904 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 04/15/37. The value of the collateral is $360,500,061.)

UBS Securities LLC
5.27%	07/02/07	200,000	200,000,000

(Agreement dated 04/03/07 to be repurchased at $202,635,000, collateralized by $308,340,000 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 05/01/36. The value of the collateral is $206,002,191.)

TOTAL REPURCHASE AGREEMENTS (Cost $2,237,518,000)			2,237,518,000

TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost $2,920,473,270(a))			2,920,473,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			(6,069,649)

NET ASSETS — 100.0%			$2,914,403,621

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	The rate shown is the effective yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.7%
Alabama — 0.8%
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	$17,665	$17,665,000

Alaska — 0.1%
Matanuska-Susitna Borough RB MERLOTS Trust Receipts Series 2001A-114 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	3,105	3,105,000

Arizona — 1.4%
Arizona Agriculture Import & Power Distribution Electric System RB (Salt River Project) Series 2006 ROC-II-9019 DN (Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	5,695	5,695,000
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	3,155	3,161,859
Pima County Industrial Development Authority RB (Senior Living Facilities-La Posada Project) Series 2002A DN (LaSalle Bank N.A. LOC)
3.95%(b)	05/07/07	5,445	5,445,000
Pinal County Arizona Electrical RB Series 2006U-1 DN (Bank of America N.A. LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	14,300	14,300,000
Tempe Transportation Excise Tax RB Series 2006 DN (Royal Bank of Canada SBPA) (A-1+, VMIG-1)
3.94%(b)	05/07/07	2,500	2,500,000

			31,101,859

Arkansas — 0.9%
Arkansas HFA RB (Baptist Health Project) Series 1995 DN (MBIA Insurance) (A-1+)
3.97%(b)	05/07/07	15,400	15,400,000
Fort Smith Sales & Use Tax RB Series 2006 MB (FGIC Insurance) (AAA)
4.00%	09/01/07	5,280	5,287,222

			20,687,222

California — 0.8%
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	5,040	5,040,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	450	450,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	12,995	12,995,000

			18,485,000

Colorado — 4.3%
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2005 DN (U.S. Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	10,855	10,855,000
Alamosa County Hospital RB (San Luis Valley Regional Medical Center Project) Series 2007 DN (U.S. Bank N.A. LOC) (A-1+)
4.00%(b)	05/07/07	6,505	6,505,000
Colorado Educational & Cultural Facilities Authority RB (St. John Evangelical School Project) Series 2007 DN (Commerce Bank N.A. LOC) (VMIG-1)
4.13%(b)	05/07/07	11,815	11,815,000
Colorado General Fund RB Series 2006 RAN (SP-1+)
4.50%	06/27/07	30,000	30,033,383
Colorado Health Facilities Authority RB (Total Long-Term Care Project) Series 2002 DN (U.S. Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	3,715	3,715,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-0128 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	4,400	4,400,000
Colorado Regional Transportation District Sales Tax RB Eagle Trust Receipts Series 2006A-120Cl DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000
Colorado Regional Transportation District Sales Tax RB Series 2006 ROC-RR-II-R-657 DN (AMBAC Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	10,020	10,020,000
Colorado Springs Utilities RB Citibank Trust Receipts Series 2005R ROC-II-457 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	7,465	7,465,000
Lower Colorado River Authority RB MERLOTS Trust Receipts Series 2000 DN (FSA Insurance, Wachovia Bank N.A. SBPA) (Aaa, VMIG-1)
3.99%(b)(c)	05/07/07	2,000	2,000,000

			94,808,383

Delaware — 0.3%
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 DN (M&T Bank Corp. LOC) (A-1)
3.88%(b)	05/07/07	2,460	2,460,000
Delaware Economic Development Authority RB (St. Anne’s Episcopal School Project) Series 2001 DN (Wilmington Trust Co. LOC) (A-1)
4.04%(b)	05/07/07	1,970	1,970,000
Sussex County IDRB (Rehoboth Mall Project) Series 2001A DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	2,875	2,875,000

			7,305,000

District of Columbia — 0.2%
District of Columbia RB (Arts & Technology Academy Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(b)	05/07/07	3,545	3,545,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
District of Columbia (Continued)
District of Columbia RB (Internships & Academic Center Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (Aaa, VMIG-1)
3.95%(b)(c)	05/07/07	$1,700	$1,700,000

			5,245,000

Florida — 2.3%
Florida Juvenile Department RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,620	10,620,000
Jacksonville RB Municipal Securities Trust Certificates Series 2002A-9049 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	8,760	8,760,000
Leesburg Hospital RB (Villages Regional Hospital Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Bank of Nova Scotia SBPA) (A-1+, VMIG-1)
3.98%(b)	05/07/07	12,000	12,000,000
Miami Dade County Expressway Authority Toll System RB Series 2006A-121 DN (AMBAC Insurance, Citibank N.A. LOC)
3.99%(b)(c)	05/07/07	2,740	2,740,000
Port St. Lucie RB Munitops Trust Certificates Series 2006 DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,750	10,750,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984H-3 DN (National Rural Utilities LOC) (A-1, P-1)
4.04%(b)	05/07/07	5,475	5,475,000

			50,345,000

Georgia — 1.8%
Appling County Development Authority PCRB (Oglethorpe Power Corp. Project) Series 2002 DN (MBIA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
4.01%(b)	05/07/07	2,415	2,415,000
Athens-Clarke County University Government Development Authority RB (Monsignor Donovan High School Project) Series 2006 DN (Columbus Bank & Trust LOC) (F-1)
3.97%(b)	05/07/07	1,280	1,280,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2005 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000
Atlanta Water & Wastewater RB Eagle Trust Receipts Series 2006A DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	4,600	4,600,000
Brunswick & Glynn County Development Authority Economic Development RB (Epworth by the Sea Project) Series 2007 DN (Columbus Bank & Trust LOC) (A, F1)
3.97%(b)	05/07/07	1,109	1,109,000
Columbus Development Authority RB Series 2005 DN (Columbus Bank & Trust LOC)
3.96%(b)	05/07/07	5,925	5,925,000
Columbus Development Authority RB Series 2007 DN (Synovus Securities, Inc. LOC)
3.97%(b)	05/07/07	2,200	2,200,000
Columbus Hospital Authority RB (St Francis Hospital Project) Series 2000A DN (Synovus Securities, Inc. LOC)
3.98%(b)	05/07/07	10,020	10,020,000
Dekalb County Housing Authority Multi-Family Housing RB (Clairmont Crest Project) Series 1995 DN (Federal National Mortgage Assoc. Guaranty) (A-1+, VMIG-1)
3.93%(b)	05/07/07	400	400,000
Forsyth County Development Authority RB (Pinecrest Academy, Inc. Project) Series 2000D DN (SunTrust Bank LOC) (VMIG-1)
3.95%(b)	05/07/07	1,100	1,100,000
Fulton County Development Authority RB (Mount Vernon Presbyterian School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,000	3,000,000
Georgia Local Government Certificates RB Series 2002O DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
4.00%(b)(c)	05/07/07	2,310	2,310,000

			39,359,000

Hawaii — 1.0%
Hawaii GO Eagle Trust Receipts Series 2002 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	3,600	3,600,000
Hawaii GO Municipal Securities Trust Certificates Series 2002A-9051 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	9,990	9,990,000
Hawaii Pacific Health Special Purpose RB (Department of Budget & Finance Project) Series 2004B DN (Radian Insurance, Bank of Nova Scotia Liquidity Facility) (A-1+, F-1+)
4.02%(b)	05/07/07	7,500	7,500,000

			21,090,000

Illinois — 6.6%
Central Lake County Action Water Agency RB MERLOTS Trust Receipts Series 2003B-18 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	4,960	4,960,000
Chicago Board of Education GO MERLOTS Trust Receipts Series 1999A-47 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (A-1)
3.99%(b)(c)	05/07/07	3,090	3,090,000
Chicago Board of Education RB Municipal Securities Trust Certificates Series 2001 DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	4,695	4,695,000
Chicago O’Hare International Airport RB MERLOTS Trust Receipts Series 2002A-25 DN (MBIA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	5,270	5,270,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Illinois (Continued)
Chicago Park District RB Eagle Trust Receipts Series 2002-1306 DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	$5,345	$5,345,000
Chicago Sales Tax RB MERLOTS Trust Receipts Series 2000AAA DN (FSA Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,000	5,000,000
Chicago Transportation Authority RB Putters Series 2006-1651 DN (AMBAC Insurance, Dresdner Bank AG LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	20,960	20,960,000
Du Page County RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	15,970	15,970,000
Illinois Dedicated Tax RB Macon Trust Certificates Series 2002N DN (AMBAC Insurance, Bank of America N.A. SBPA) (A-1+)
4.02%(b)(c)	05/07/07	2,935	2,935,000
Illinois Development Finance Authority RB (Fairview Project) Series 2004 DN (LaSalle Bank N.A. LOC) (A-1)
3.97%(b)	05/07/07	5,000	5,000,000
Illinois Educational Facilities Authority RB (Aurora University Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	1,800	1,800,000
Illinois Educational Facilities Authority RB Macon Trust Certificates Series 2005D DN (Bank of America N.A. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	2,780	2,780,000
Illinois GO Macon Trust Certificates Series 2006L DN (Bank of America N.A. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	3,500	3,500,000
Illinois GO MERLOTS Trust Receipts Series 2002 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	2,485	2,485,000
Illinois Health Facilities Authority RB Municipal Securities Trust Certificates Series 2002 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	14,835	14,835,000
Lake County First Preservation District GO Citibank Trust Receipts Series 2003R ROC-II DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	1,975	1,975,000

Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Municipal Securities Trust Certificates Series 2005A-224 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)

3.98%(b)(c)	05/07/07	9,210	9,210,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005 PZ-9 DN (MBIA Insurance) (F-1+)
3.98%(b)(c)	05/07/07	12,830	12,830,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB Series 2005Z-5 TOCS DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	4,405	4,405,000
Regional Transportation Authority GO MERLOTS Trust Receipts Series 2001A-86 DN (FGIC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	1,600	1,600,000
Rockford Industrial Development Authority RB (Trinity Learning Center Project) Series 2003 DN (Marshall & Ilsley Bank LOC)
4.05%(b)	05/07/07	3,635	3,635,000
University of Illinois RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	3,500	3,500,000
Will County Community School District No. 365 GO Goldman Sachs Trust Receipts Series 2006Z TOCS-10 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	2,065	2,065,000
Will County GO Municipal Securities Trust Certificates Series 2006A-3004 DN (MBIA Insurance, Bear Stearns Capital Markets SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	7,725	7,725,000

			145,570,000

Indiana — 6.3%
Daviess County Econmic Development RB (Daviess Community Hospital Project) Series 2006 DN (Radian Insurance, KeyBank N.A. SBPA) (VMIG-1)
3.99%(b)	05/07/07	6,205	6,205,000
Elkhart County Industrial Hospital Authority RB (Oaklawn Center Project) Series 2006 DN (Citizens Financial Group LOC) (A-1+)
3.97%(b)	05/07/07	11,000	11,000,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	11,950	12,002,183
Indiana Bond Bank RB Municipal Securities Trust Certificates Series 2001-177A DN (Bear Stearns Capital Markets Liquidity Facility) (AAA/A-1)
3.97%(b)(c)	05/07/07	17,000	17,000,000
Indiana Health Facilities Financing Authority RB (Henry County Hospital Project) Series 2002 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	16,885	16,885,000
Indiana Health Facilities Financing Authority RB (Memorial Hospital Project) Series 2004A DN (National City Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	20,435	20,435,000
Indiana Transportation Finance Authority Highway RB Series 2004 DN (FGIC Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	4,000	4,000,000
Indianapolis Public Improvment RB Trust Receipts Series 2006 PZ-7 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facilty) (F-1+)
3.98%(b)(c)	05/07/07	4,080	4,080,000
Jasper County Economic Development Authority RB (Oak Grove Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	4,600	4,600,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (Continued)
Porter County Industrial Jail Building Corp. RB MERLOTS Trust Receipts Series 2001A-43 DN (Wachovia Bank N.A. LOC) (A-1)
3.99%(b)(c)	05/07/07	$7,125	$7,125,000
Tipton Economic Development RB (Tipton Memorial Hospital Project) Series 2006A DN (Fifth Third Bank N.A. LOC)
3.97%(b)	05/07/07	24,200	24,200,000
Warren Township Vision 2005 School Building Corp. RB MERLOTS Trust Receipts Series 2001A-52 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	3,300	3,300,000
Winona Lake Economic Development RB (Grace College Project) Series 2006 DN (KeyBank N.A. LOC) (A-1)
3.97%(b)	05/07/07	6,840	6,840,000

			137,672,183

Iowa — 3.1%
Des Moines Commercial Development RB (Grand Office Park Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
4.12%(b)	05/07/07	8,000	8,000,000
Iowa Finance Authority Healthcare Facilities RB Putters Series 2006-1477 DN (Radian Insurance, JPMorgan Chase & Co. SBPA)
3.98%(b)(c)	05/07/07	9,395	9,395,000
Iowa GO Series 2006 TRAN (SP-1+, MIG-1)
4.25%	06/29/07	16,600	16,618,982
Iowa Higher Education Loan Authority RB (Private College Project) Series 1985 DN (MBIA Insurance) (A-1+, VMIG-1)
3.95%(b)	05/07/07	1,600	1,600,000
Iowa Higher Education Loan Authority RB Series 2006 DN (LaSalle Bank N.A. LOC) (A-1)
3.95%(b)	05/07/07	17,035	17,035,000
Urbandale IDRB (Aurora Business Park Assoc. Project) Series 1985 DN (Principal Life Insurance Co. Guaranty) (A-1+)
4.04%(b)	05/07/07	9,200	9,200,000
Urbandale IDRB (Meredith Drive Assoc. Project) Series 1985 DN (Wells Fargo Bank N.A. LOC)
4.07%(b)	05/07/07	4,500	4,500,000
Wapello County RB (Ottumwa Regional Health Center Project) Series 2006 DN (Radian Asset Assurance, Inc. Guaranty, Depfa Bank Plc SBPA) (A-1+)
3.60%(b)	05/07/07	1,305	1,305,000

			67,653,982

Kansas — 0.2%
Kansas Development Finance Authority RB (Water Pollution Control Revolving Project) Series 1997-11 MB (AAA, Aaa)
5.20%	05/01/07	1,080	1,080,000
Lenexa RB Series 2007-302 DN (Bank of America N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	4,000	4,000,000

			5,080,000

Kentucky — 0.4%
Fort Mitchell League of Cities RB (Funding Trust Lease Project) Series 2002A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.98%(b)	05/07/07	4,200	4,200,000
Kenton County Educational RB (Redwood Rehabilitation Center Project) Series 2004 DN (Fifth Third Bank N.A. LOC)
4.05%(b)	05/07/07	915	915,000
Louisville & Jefferson Counties Metropolitan Government Health System RB Series 2006 ROC-RR-II-R-651CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	2,555	2,555,000

			7,670,000

Louisiana — 5.4%
Donaldsonville IDRB (Chef John Folse & Co. Project) Series 2007A DN (Regions Bank LOC)
3.97%(b)	05/07/07	5,000	5,000,000
Louisiana Gas & Fuel Tax RB Series 2006-0150 DN (FSA Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	23,735	23,735,000
Louisiana Gas & Fuel Tax RB Series 2006A-137 DN (FSA Insurance, Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	1,040	1,040,000
Louisiana Gas & Fuel Tax RB Series 2006 ROC-RR-II-R-660 DN (FGIC Insurance, Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	8,500	8,500,000
Louisiana GO MERLOTS Trust Receipts Series 2006C-04 DN (FSA Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000
Louisiana GO Series 2005A MB (MBIA Insurance) (AAA, Aaa)
5.00%	08/01/07	3,360	3,372,332
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 DN (Federal National Mortgage Assoc. Guaranty) (A-1+)
3.97%(b)	05/07/07	2,935	2,935,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B DN
4.00%(b)	05/07/07	7,500	7,500,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquisition Programs Project) Series 2007 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA)

4.02%(b)	05/07/07	5,000	5,000,000

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquistion Programs Project) Series 2003A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+)

4.02%(b)	05/07/07	21,880	21,880,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (Continued)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Louisiana (Continued)

Louisiana Local Government Environmental Facilities Community Development Authority RB (Capital Projects & Equipment Acquistion Programs Project) Series 2006A DN (AMBAC Insurance, Banque Nationale de Paribas Liquidity Facility) (A-1+, Aaa)

4.02%(b)	05/07/07	$20,000	$20,000,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (Northwestern State University Student Housing Project) Series 2004A DN (Regions Bank LOC) (A-1)
4.00%(b)	05/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (GCGK Investments LLC Project) Series 2006 DN (AmSouth Bank LOC) (P-1)
3.96%(b)	05/07/07	4,000	4,000,000
Louisiana Public Facilities Authority RB (Loyola University Project) Series 1997 MB (AAA, Aaa)
5.62%	10/01/07	1,000	1,027,888
Louisiana Public Facilities Authority RB Putters Series 2007-1754 DN (CIFG IXIS Financial Guaranty Insurance, JPMorgan Chase & Co. Liquidity Facility)
3.98%(b)(c)	05/07/07	3,500	3,500,000

			119,490,220

Maryland — 1.6%
Baltimore County RB (St. Paul’s School for Girls Facility Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
3.97%(b)	05/07/07	5,310	5,310,000
Maryland Economic Development Corp. RB (Government Insurance Trust Facility) Series 2007 DN (M&T Bank Corp. LOC)
3.97%(b)	05/04/07	4,260	4,260,000
Maryland Health & Higher Education Facilities Authority RB (Adventist Healthcare Project) Series 2003B DN (M&T Bank Corp. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,260	3,260,000
Maryland Health & Higher Education Facilities Authority RB (Pickersgill Project) Series 2006 DN (Radian Insurance, Branch Banking & Trust Co. SBPA) (A-1, P-1)
3.99%(b)	05/07/07	7,345	7,345,000
Montgomery County Economic Development RB (Brooke Grove Foundation, Inc. Project) Series 1998 DN (M&T Bank Corp. LOC) (A-1)
3.83%(b)	05/07/07	8,430	8,430,000
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	3,770	3,770,000
Montgomery County RB (Ivymount School, Inc. Facilities Project) Series 2000 DN (M&T Bank Corp. LOC) (A-1)
4.00%(b)	05/07/07	2,600	2,600,000

			34,975,000

Massachusetts — 1.2%
Chatham GO Series 2007 BAN (SP-1+)
4.00%	02/01/08	13,800	13,840,279
Massachusetts Health & Educational Facilities Authority RB (Partners Healthcare System) Series 2003D-5 DN
3.96%(b)	05/01/07	$1,700	$1,700,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	11,163	11,183,946

			26,724,225

Michigan — 4.6%
Detroit Sewer Authority RB Municipal Products, Inc. Trust Receipts Series 2006I-2 DN (FSA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	3,490	3,490,000
Detroit Water Supply System RB Series 2006 ROC-RR-II-R-9038 DN (FSA Insurance, Citibank N.A. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	6,895	6,895,000
Grand Valley Michigan State University RB Series 2005 DN (XLCA Insurance, Depfa Bank Plc SBPA) (A-1+)
3.94%(b)	05/07/07	2,000	2,000,000
Jackson County Economic Development Limited Obligation RB (Vista Grande Villa Project) Series 2001A DN (LaSalle Bank N.A. LOC) (A-1)
4.05%(b)	05/01/07	15,690	15,690,000
Kalamazoo Education Authority RB (Friendship Village Project) Series 1997A DN (Fifth Third Bank N.A. LOC) (A-1+)
3.95%(b)	05/07/07	2,900	2,900,000
Kentwood Economic Development Corp. RB (Holland Homes Obligated Group Project) Series 2002B DN (LaSalle Bank N.A. LOC)
3.97%(b)	05/07/07	7,900	7,900,000
Macomb Hospital Finance Authority RB (Mt. Clemens General Project) Series 2003A-2 DN (Comercia Bank N.A. LOC)
4.07%(b)	05/07/07	8,190	8,190,000
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142 DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	15,400	15,400,000
Michigan Building Authority RB Series 1997I MB (AMBAC Insurance) (AAA, Aaa)
6.50%	10/01/07	5,750	5,820,625
Michigan Building Authority RB Series 2007 ROC-RR-II-R-9072 DN (FGIC Insurance, Citigroup Financial Products Liquidity Facility)
3.98%(b)(c)	05/07/07	15,775	15,775,000
Michigan GO Series 2006A MB (Depfa Bank Plc LOC) (SP-1+, MIG-1)
4.25%	09/28/07	6,500	6,519,404
Michigan Higher Educational Facilities Authority RB (Cleary University Project) Series 2006 DN (Comerica Bank N.A. LOC) (A-1)
4.03%(b)	05/07/07	5,335	5,335,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000

			100,915,029

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Minnesota — 3.0%
Minneapolis & St. Paul Metropolitan Airports Commission RB MERLOTS Trust Receipts Series 2000A DN (FGIC Insurance) (VMIG-1)
3.99%(b)(c)	05/07/07	$4,985	$4,985,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Municipal Securities Trust Certificates Series 2007-292 DN (AMBAC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	2,000	2,000,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.97%(b)(c)	05/07/07	36,425	36,425,000
Minnesota Public Facilities Authority Water PCRB MERLOTS Trust Receipts Series 2002A DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	14,705	14,705,000
West St. Paul ISD Number 197 RB Trust Receipts Series 6506-ROC-R-II DN (Citibank N.A. SBPA) (A-1+)
3.98%(b)(c)	05/07/07	7,115	7,115,000

			65,230,000

Mississippi — 1.4%
Mississippi Development Bank Special Obligation RB (Correctional Facilities Project) Series 2002 DN (AMBAC Insurance, AmSouth Bank of Alabama SBPA) (A-1)
4.02%(b)	05/07/07	3,425	3,425,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2003 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
4.02%(b)	05/07/07	11,745	11,745,000
Mississippi Development Bank Special Obligation RB (Mississippi Bond Program Harrison County Project) Series 2005 DN (AMBAC Insurance, Banque Nationale de Paribas SBPA) (A-1+)
4.02%(b)	05/07/07	15,000	15,000,000

			30,170,000

Missouri — 1.5%
Jackson County Special Obligation RB Series 2006 ROC-RR-II-R-663 DN (AMBAC Insurance, AmSouth Bank of Alabama LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	10,115	10,115,000
Missouri Board Public Buildings Special Obligation RB Series 2006-1501 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	7,330	7,330,000
Missouri Development Finance Board Lease RB Series 1999 DN (Transamerica Life Insurance Co. SBPA) (A-1+)
3.95%(b)	05/07/07	14,860	14,860,000

			32,305,000

Multi-State — 0.8%
Branch Banking & Trust GO Municipal Trust Floaters Series 2007-2004 DN (FGIC Insurance, Branch Banking & Trust Liquidity Facility)
4.01%(b)(c)	05/07/07	12,000	12,000,000
UBS Municipal Certificates GO Series 2007 DN (BNP Parisbas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	5,000	5,000,000

			17,000,000

Nebraska — 0.5%
Central Plains Energy RB (Nebgas Project) Series 2007A MB (-AA, Aa3)
5.00%	12/01/07	2,725	2,744,905
Omaha GO Eagle Trust Receipts Series 2004A DN (Citibank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	8,000	8,000,000

			10,744,905

Nevada — 1.2%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,995	4,995,000
Clark County School District RB Municipal Securities Trust Certificates Series 2001A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.97%(b)(c)	05/07/07	12,495	12,495,000
Reno Capital Improvement RB Municipal Securities Trust Certificates Series 2002A DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	7,600	7,600,000

			25,090,000

New Hampshire — 0.5%
New Hampshire Business Finance Authority Industrial Facility RB (Taylor Home Project) Series 2005B DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	4,310	4,310,000
New Hampshire Health & Educational Facilities Authority RB (Southern New Hampshire Medical Center Project) Series 2004B DN (Radian Asset Assurance, Inc. Guaranty, Fleet National Bank SBPA) (A-1+)
3.98%(b)	05/07/07	7,000	7,000,000

			11,310,000

New Jersey — 1.2%
Mercer County Improvement Authority RB (Atlantic Foundation Project) Series 1998 DN (Bank of America N.A. LOC) (A-1+)
3.98%(b)	05/07/07	5,630	5,630,000
New Jersey Transportation Trust Fund Authority Capital Appreciation RB Municipal Securities Trust Certificates Series 2006C DN (MBIA Insurance) (VMIG-1)
3.98%(b)(c)	05/07/07	11,695	11,695,000
New Jersey Transportation Trust Fund Authority RB Series 2006-10Z DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	1,860	1,860,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New Jersey (Continued)
New Jersey Transportation Trust Fund Authority RB Series 2007-4Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility)
3.98%(b)(c)	05/07/07	$6,500	$6,500,000

			25,685,000

New Mexico — 0.5%
University of New Mexico RB Munitops Trust Certificates Series 2005-42 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	10,290	10,290,000

New York — 1.0%
New York City Municipal Water Finance Authority TECP
3.80%	06/08/07	6,380	6,380,000
3.68%	06/13/07	5,000	5,000,000
Rockland County IDRB (Northern Manor Multicare Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(b)	05/07/07	11,295	11,295,000

			22,675,000

North Carolina — 5.0%
Guilford County Industrial Facilities PCRB (Recreational Facilities-YMCA Project) Series 2002 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	295	295,000
Houston Water & Sewer System TECP (A-1, P-1)
3.70%	06/19/07	7,900	7,900,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1, F-1+)
4.01%(b)	05/01/07	45,200	45,200,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (Country Day School Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	6,800	6,800,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (The Downtown Middle School Project) Series 2006 DN (Branch Banking & Trust Co. LOC)
3.95%(b)	05/07/07	1,225	1,225,000
North Carolina Capital Facilities Finance Agency Educational Facilities RB (High Point University Project) Series 2006 DN (Branch Banking & Trust Co. LOC) (A-1+)
3.95%(b)	05/07/07	4,300	4,300,000
North Carolina GO (Highway Project) Series 2003 MB (AAA, Aa1)
5.00%	05/01/07	2,500	2,500,000
North Carolina GO Series 2003A-23 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	5,500	5,500,000
North Carolina Medical Care Commission Retirement Facilities RB (Aldersgate Project) Series 2001 DN (Branch Banking & Trust Co. LOC) (A-1)
3.93%(b)	05/07/07	5,710	5,710,000
North Carolina Medical Care Community Health Care Facilities RB (Carolina Meadows, Inc. Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.97%(b)	05/07/07	4,900	4,900,000
North Carolina Medical Care Community Health Care Facilities RB (Novant Health Group Project) Series 2004A DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.97%(b)	05/07/07	2,400	2,400,000
North Carolina Medical Care Community Hospital RB (Southeastern Regional Medical Center Project) Series 2005 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	2,640	2,640,000
Raleigh Comb Enterprise System RB Eagle Trust Receipts Series 2007A-0010 DN (Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.97%(b)	05/07/07	4,950	4,950,000
University of North Carolina RB Eagle Trust Receipts Series 2005A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	10,000	10,000,000
University of North Carolina RB Munitops Trust Certificates Series 2005-52 DN (ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	5,995	5,995,000

			110,315,000

Ohio — 5.5%
Akron Income Tax RB Munitops Trust Certificates (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.99%(b)(c)	05/07/07	31,530	31,530,000
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A DN (U.S. Bank N.A. LOC)
3.95%(b)	05/07/07	1,750	1,750,000
Butler County Hospital Facilities RB Putters Series 2006-1596 DN (FGIC Insurance, JPMorgan Chase & Co. SBPA)
3.98%(b)(c)	05/07/07	4,000	4,000,000
Cincinnati GO Municipal Trust Receipts Series 2006K-66 DN (FGIC Insurance, Lehman Liquidity Co. Liquidity Facility)
4.00%(b)(c)	05/07/07	1,365	1,365,000
Cincinnati School District COP Eagle Trust Receipts Series 2006A-0155 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	4,400	4,400,000
Cleveland Airport RB Municipal Products, Inc. Trust Receipts Series 2007I-13 DN (AMBAC Insurance, Royal Bank of Canada Liquidity Facility)
3.97%(b)(c)	05/07/07	8,505	8,505,000
Cuyahoga County Continuing Care Facilities RB Series 1999 DN (LaSalle Bank N.A. LOC)
3.97%(b)	05/07/07	9,800	9,800,000
Delaware County Port Authority Economic Development RB (Columbus Zoological Park Project) Series 2006 DN (JPMorgan Chase & Co. LOC)
3.97%(b)	05/07/07	1,850	1,850,000
East Knox Local School District Howard GO Series 2006 BAN (SP-1)
4.25%	06/01/07	9,850	9,856,013
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
East Knox Local School District Howard GO Series 2007 BAN (SP-1)
5.00%	06/01/07	$1,475	$1,476,739
East Liverpool City Hospital RB Series 2006 DN (Fifth Third Bank N.A. LOC) (A-1+)
4.00%(b)	05/07/07	5,700	5,700,000
Hamilton County Economic Development RB (Taft Museum Project) Series 2002 DN (Fifth Third Bank N.A. LOC)
3.98%(b)	05/07/07	290	290,000
Hamilton County Health Care Facilities RB (Import-Episcopal Project) Series 2005A DN (KeyBank N.A. LOC) (A-1, VMIG-1)
3.95%(b)	05/07/07	1,300	1,300,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	5,090	5,090,000
Hamilton County Hospital Facilities RB (Drake Center, Inc. Project) Series 1999A DN (U.S. Bank N.A. LOC) (VMIG-1)
3.92%(b)	05/07/07	880	880,000
Hamilton County Sales Tax RB Series 2006 ROC-RR-II-R-9051 DN (FSA Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	13,665	13,665,000
Madeira City School District School Improvement GO Munitops Trust Certificates Series 2006-37 MB (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (MIG-1)
3.60%(b)(c)	05/07/07	6,995	6,995,000
Montgomery County Healthcare Facilities RB Series 2002 DN (Bank One N.A. LOC)
3.95%(b)	05/07/07	2,500	2,500,000
Summit County Port Authority Port Facilities RB (Summa Wellness Institute Project) Series 2006 DN (Fifth Third Bank N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	2,000	2,000,000
University of Cincinnati General Receipts RB Series 2007B DN (MBIA Insurance, Bayerische Landesbank Girozentrale SBPA) (VMIG-1)
3.96%(b)	05/07/07	5,155	5,155,000
Wood County Facilities Import Piping Industry RB Series 2001 DN (KeyBank N.A. LOC)
4.01%(b)	05/07/07	2,425	2,425,000

			120,532,752

Oklahoma — 0.1%
Oklahoma Industrial Authority RB (Casady School Project) Series 2001 DN (Bank One N.A. LOC)
4.15%(b)	05/07/07	2,150	2,150,000

Oregon — 0.3%
Multnomah County Hospital Facilites Authority RB (Terwilliger Plaza Project) Series 2006C DN (Bank of America N.A. LOC) (A-1+)
3.96%(b)	05/07/07	6,500	6,500,000

Pennsylvania — 0.5%
Allegheny County Hospital Development Authority RB Putters Series 1281 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	3,160	3,160,000
Delaware Valley IDRB Citibank Trust Receipts Series 2001 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.99%(b)(c)	05/07/07	5,000	5,000,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 DN (M&T Bank Corp. LOC) (A-2)
4.00%(b)	05/07/07	1,765	1,765,000

			9,925,000

Puerto Rico — 0.2%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,830	3,830,000

Rhode Island — 0.2%
Cumberland GO Series 2007 TAN
4.00%	06/29/07	3,600	3,601,968

South Carolina — 2.8%
Educational Facilities Authority Private Non-Profit Institutions of Higher Learning RB (Allen University Project) Series 2005A DN (National Bank of South Carolina LOC) (F-1)
3.97%(b)	05/07/07	4,000	4,000,000
Greenville County School District RB UBS Municipal Certificates Series 2006-02 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.96%(b)(c)	05/07/07	7,390	7,390,000
Horry County School District GO Series 2007 ROC-RR-II-R-754PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	5,695	5,695,000
Medical University Hospital Authority RB Series 2005A-5 DN (MBIA Insurance, Bank of America N.A. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	16,000	16,000,000
South Carolina Educational Facilities Authority RB (Erskine College Project) Series 2006 DN (Synovus Securities, Inc. LOC)
3.96%(b)	05/07/07	5,750	5,750,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Community Care Inc. Project) Series 2006 DN (National Bank of South Carolina LOC) (A-1)
3.97%(b)	05/07/07	4,000	4,000,000
South Carolina Jobs Economic Development Authority Hospital Facilities RB (Oconee Memorial Hospital Project) Series 2005A DN (Radian Asset Assurance, Inc. Guaranty) (VMIG-1)
3.98%(b)	05/07/07	8,000	8,000,000
South Carolina Transitional Infrastructure RB Munitops Trust Certificates Series 2002A DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,475	10,475,000

			61,310,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee — 3.5%
Gallatin Industrial Development Board Educational Facilities RB (John Vianney School Project) Series 2002 DN (SunTrust Bank LOC) (VMIG-1)
4.01%(b)	05/07/07	$1,805	$1,805,000
Knoxville Waste Water System RB Putters Series 2006-1292 DN (MBIA Insurance) (A-1)
3.97%(b)(c)	05/07/07	8,075	8,075,000
Memphis GO Series 1995A DN (WestLB AG LOC) (A-1+, VMIG-1)
4.15%(b)	05/07/07	100	100,000
Municipal Energy Acquistion Corp. of Tennessee Gas RB Series 2006-1578 DN (Morgan Guaranty Trust LOC)
3.98%(b)(c)	05/07/07	45,000	45,000,000
Tennessee Energy Acquisition Corp. Gas RB MERLOTS Trust Receipts Series 2007C-07 DN (Bank of New York SBPA) (A-1+)
4.00%(b)(c)	05/07/07	4,445	4,445,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-95TP DN (Branch Banking & Trust Co. SBPA)
3.96%(b)(c)	05/07/07	8,375	8,375,000
Tennessee Energy Acquisition Corp. Gas RB Series 2006-98 DN (The Goldman Sachs Group, Inc. Guaranty)
3.97%(b)(c)	05/07/07	8,005	8,005,000

			75,805,000

Texas — 11.3%
Austin Water & Wastewater System RB MERLOTS Trust Receipts Series 2000 DN (MBIA Insurance) (VMIG-1)
3.99%(b)(c)	05/07/07	2,475	2,475,000
Austin Water & Wastewater System RB Municipal Products, Inc. Trust Receipts Series 2006I-4 DN (MBIA Insurance, Royal Bank of Canada LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	7,900	7,900,000
Clear Creek ISD GO Series 2005-04 DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,100	5,100,000
Comal ISD GO Series 2005 DN (Bank of New York LOC) (A-1, VMIG-1)
4.02%(b)(c)	05/07/07	2,530	2,530,000
Coppell ISD RB Municipal Securities Trust Certificates Series 2006A-14 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility)
3.98%(b)(c)	05/07/07	2,145	2,145,000
Dallas ISD Building GO Munitops Trust Certificates Series 2006-8 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	11,565	11,565,000
Dallas Waterworks & Sewer System RB Series 2003 MB (FSA Insurance LOC)
5.00%	10/01/07	1,345	1,352,432
De Soto ISD RB Citigroup Trust Receipts Series 2004R-2107-ROC-II DN (PSF Guaranty, Citigroup Global Markets Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	6,080	6,080,000
Eagle Mountain & Saginaw ISD GO Municipal Securities Trust Receipts Series 2003 SGA-141 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1+)
3.97%(b)(c)	05/02/07	4,000	4,000,000
El Paso Certificates GO Series 2000 MB (FSA Insurance) (Aaa)
5.88%	08/15/07	1,665	1,675,889
Galena Park ISD GO Series 2001SG-154 DN (PSF Guaranty, Societe Generale Group Liquidity Facility) (A-1)
3.96%(b)(c)	05/07/07	9,900	9,900,000
Harris County RB Citibank Trust Receipts Series 2002-1029-ROC-II DN (FSA Insurance) (A-1+)
3.98%(b)(c)	05/07/07	1,875	1,875,000
Houston GO Munitops Trust Certificates Series 2006-88 DN (FSA Insurance, ABN-AMRO Bank N.V. LOC) (AAA, F1+)
3.99%(b)(c)	05/07/07	7,400	7,400,000
Houston ISD GO Municipal Securities Trust Certificates Series 2005A-234 DN (PSF Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	7,460	7,460,000
Houston ISD GO Putters Series 2005 DN (PSF Guaranty, JPMorgan Chase & Co. LOC) (VMIG-1)
3.98%(b)(c)	05/07/07	5,330	5,330,000
Houston Water & Sewer System RB Municipal Securities Trust Certificates Series 2006A-5015 MB (MBIA Insurance, Branch Banking & Trust Co. Liquidity Facility) (MIG-1)
3.85%(b)(c)	06/21/07	14,905	14,905,000
Houston Water & Sewer System RB Series 2007 ROC-RR-II-R-787 DN (FSA Insurance, Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	1,600	1,600,000
Lower Colorado River Authority RB Series 1999B MB (FSA Insurance)
6.00%	05/15/07	3,000	3,002,783
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	9,395	9,395,000
North East ISD GO Series 2000SG-143 DN (PSF Guaranty, Societe Generale Group Liquidity Facility)
3.96%(b)(c)	05/07/07	26,515	26,515,000
Pasadena ISD GO Munitops Trust Certificates Series 2006-57 DN (PSF Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	10,690	10,690,000
Socorro ISD GO Citigroup Trust Receipts Series 2005 ROC-II R-2222 DN (PSF Guaranty) (F-1+)
3.98%(b)(c)	05/07/07	2,485	2,485,000
Texas A&M University RB Trust Receipts Series 2003R-4005 ROC-II DN (Citigroup Financial Products Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	4,945	4,945,000
Texas GO Series 2005-1147 DN (Morgan Stanley Group SBPA) (F-1+)
3.97%(b)(c)	05/07/07	4,010	4,010,000
Texas GO Series 2006-0122 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	7,650	7,650,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	50,050	50,202,565
Texas Tech University RB Municipal Securities Trust Certificates Series 2002A DN (MBIA Insurance) (A-1)
3.97%(b)(c)	05/07/07	13,630	13,630,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Texas (Continued)
Travis County Housing Finance Corp. Student Housing RB (College Houses Project) Series 2006 DN (Wachovia Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	$5,425	$5,425,000
University of Texas Permanent University Fund RB Citibank Trust Receipts Series 2005 ROC-II-R-2194 DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	11,830	11,830,000
University of Texas RB MERLOTS Trust Receipts Series 2003B-14 DN (Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	6,235	6,235,000

			249,308,669

Utah — 0.1%
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

Vermont — 1.5%
Vermont Economic Development Authority RB (Green Mountain College Project) Series 2003A DN (KeyBank N.A. LOC)
4.01%(b)	05/07/07	7,775	7,775,000
Vermont Educational & Health Buildings Financing Agency RB (Mt. Ascutney Hospital Project) Series 2005A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	4,830	4,830,000
Winooski Special Obligation Bonds Series 2006A DN (TD Banknorth N.A. LOC) (VMIG-1)
4.07%(b)	05/01/07	21,000	21,000,000

			33,605,000

Virginia — 0.1%
Fairfax County Economic Development Authority RB (Retirement Greenspring Project) Series 2006B DN (Wachovia Bank N.A. LOC) (A-1+)
3.97%(b)	05/07/07	600	600,000
Hampton Roads Regional Jail Authority Facilities RB Trust Receipts Series 2004 ROC-RR-II-R-2156 DN (MBIA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	1,395	1,395,000
Virginia Public School Authority RB Trust Receipts Series 2003R-4050-ROC-II DN (Citigroup, Inc. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	100	100,000

			2,095,000

Washington — 6.2%
King County GO Series 1997D MB (AA1, Aaa)
5.70%	05/07/07	1,000	1,024,852
King County School District RB Municipal Securities Trust Certificates (Highline Public Schools Project) Series 2002 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	11,750	11,750,000
King County Sewer RB Eagle Trust Receipts Series 2006A-0160 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.99%(b)(c)	05/07/07	20,000	20,000,000
Seattle GO Municipal Securities Trust Certificates Series 2003 SGA-142 DN (Societe Generale Group SBPA, Bear Stearns Capital Markets Liquidity Facility) (A-1+)
3.97%(b)(c)	05/07/07	4,000	4,000,000
Seattle Municipal Light & Power RB MERLOTS Trust Receipts Series 2001A-56 DN (FSA Insurance, Wachovia Bank N.A. Liquidity Facility) (VMIG-1)
3.99%(b)(c)	05/07/07	7,365	7,365,000
Spokane County School District No. 081 GO Citibank Trust Receipts Series 2003R-ROC- II-4000 DN (FSA Insurance, Citibank N.A. Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,540	3,540,000
Washington Economic Development Finance Authority RB Series 2006-1531 DN (Morgan Stanley Group LOC) (A-1)
3.97%(b)(c)	05/07/07	2,136	2,136,500
Washington GO MERLOTS Trust Receipts Series 2006 DN (Wachovia Bank N.A. SBPA) (A-1+)
3.99%(b)(c)	05/07/07	12,475	12,475,000
Washington GO Piper Jaffray Trust Certificates Series 2002G DN (Bank of New York LOC) (VMIG-1)
3.99%(b)(c)	05/07/07	5,170	5,170,000
Washington GO Series 2007 ROC-RR-II-R-759PB DN (FSA Insurance, PB Capital Corp. Liquidity Facility)
3.97%(b)(c)	05/07/07	8,055	8,055,000
Washington Health Care Facilities Authority RB (Seattle Cancer Care Project) Series 2005 DN (KeyBank N.A. LOC) (A-1)
3.97%(b)	05/07/07	4,250	4,250,000
Washington Health Care Facilities Authority RB (Swedish Health Services Project) Series 2006 DN (Citibank N.A. LOC) (VMIG-1)
4.06%(b)	05/07/07	20,000	20,000,000
Washington Health Care Facilities Authority RB Series 2006 ROC-RR-II-R-669 DN (Radian Insurance, Citibank N.A. Guaranty) (Aa)
3.99%(b)(c)	05/07/07	640	640,000
Washington Housing Finance Commission Non-Profit RB (Emerald Heights Project) Series 2003 DN (Bank of America N.A. LOC) (F-1+)
4.00%(b)	05/01/07	36,555	36,555,000

			136,961,352

West Virginia — 0.2%

West Virginia Economic Development Authority RB Municipal Securities Trust Certificates (Juvenile Correctional Project) Series 2002A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.97%(b)(c)	05/07/07	4,990	4,990,000
Wisconsin — 2.3%
Appleton Redevelopment Authority RB (Fox City Project) Series 2001B DN (Bank One N.A. LOC) (VMIG-1)
3.93%(b)	05/07/07	8,100	8,100,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNIFUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Wisconsin (Continued)
Southeast Wisconsin Professional Baseball Park RB MERLOTS Trust Receipts Series 2000Y DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	$5,280	$5,280,000
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B DN (Marshall & Ilsley Bank LOC) (A-1)
3.98%(b)	05/07/07	2,305	2,305,000
Wisconsin Health & Educational Facilities Authority RB (St. John’s Community Project) Series 2005 DN (Radian Asset Assurance, Inc. Guaranty) (F-1)
3.99%(b)	05/07/07	4,700	4,700,000
Wisconsin Health & Educational Facilities Authority RB (St. Joseph’s Community Hospital Project) Series 2001 DN (Marshall & Ilsley Bank LOC) (A-1)
3.98%(b)	05/07/07	9,800	9,800,000
Wisconsin Health & Educational Facilities Authority RB (Watertown Memorial Hospital, Inc. Project) Series 2006 DN (Radian Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.99%(b)	05/07/07	5,000	5,000,000
Wisconsin TECP (A-1+, P-1)
3.67%	06/01/07	6,000	6,000,000
3.66%	06/06/07	10,000	10,000,000

			51,185,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.7%
(Cost $2,080,561,749)			2,080,561,749

AFFILIATED INVESTMENTS — 4.6%
Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.01%(b)(c)(d)	05/07/07	24,995	24,995,000
Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+)
3.98%(b)(c)	05/07/07	8,815	8,815,000
Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty) (A-1+)
4.01%(b)(c)(d)	05/07/07	3,880	3,880,000
Kentucky Economic Development Finance Authority RB P-Float Trust Receipts (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC) (A-1)
4.01%(b)(c)(d)	05/07/07	28,000	28,000,000
Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA) (F-1+)
3.99%(b)(c)(d)	05/07/07	5,610	5,610,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	5,370	5,370,000
Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	2,590	2,590,000
New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1)
3.95%(b)(c)	05/07/07	2,200	2,200,000
New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA) (A-1)
3.97%(b)(c)(d)	05/07/07	2,320	2,320,000
Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA) (F-1+)
3.98%(b)(c)(d)	05/07/07	7,100	7,100,000
Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty) (VMIG-1)
4.01%(b)(c)	05/07/07	2,355	2,355,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
4.02%(b)(c)(d)	05/07/07	3,160	3,160,000
Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility) (A-1+)
3.97%(b)(c)(d)	05/07/07	5,000	5,000,000

TOTAL AFFILIATED INVESTMENTS (Cost $101,395,000)			101,395,000

TOTAL INVESTMENTS IN SECURITIES — 99.3% (Cost $2,181,956,749(a))			2,181,956,749
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			15,237,667

NET ASSETS — 100.0%			$2,197,194,416

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 52.7% of its net assets, with a current market value of $1,158,526,500, in securities restricted as to resale.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

27

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 95.4%
Alabama — 7.0%
Alabama Housing Financing Authority Single Family Mortgages RB Series 2006H AMT DN (Bayerische Landesbank Girozentrale Guaranty) (Aa2)
4.09%(b)	05/07/07	$10,000	$10,000,000
Brundidge IDRB (Carter Brothers Project) Series 2001 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	900	900,000
Columbia IDRB (Alabama Power Co. Project) Series 1995B DN (The Southern Co. Guaranty) (A-1, VMIG-1)
4.03%(b)	05/01/07	6,800	6,800,000
Columbia IDRB (Alabama Power Co. Project) Series 1998A AMT DN (The Southern Co. Guaranty) (A-1, VMIG-1)
4.08%(b)	05/01/07	6,800	6,800,000
Jefferson County Economic IDRB (Conversion Technologies Project) Series 2006A AMT DN (First Commercial Bank LOC)
4.02%(b)	05/07/07	1,365	1,365,000
Jefferson County GO Warrants Series 2001B DN (JPMorgan Chase & Co. Guaranty, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	64,300	64,300,000
Tuscaloosa IDRB Series 2000A AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	1,300	1,300,000
Vestavia Hills GO Series 2004B DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.02%(b)	05/07/07	1,735	1,735,000

			93,200,000

Arizona — 0.6%
Arizona School District COP Series 2006 TAN (SP-1+, MIG-1)
4.50%	07/30/07	1,460	1,463,174
Cochise County Solid Waste Disposal PCRB (Arizona Natural Utilities Co-op, Inc. Project) Series 1994 AMT DN (A-1, VMIG-1)
3.73%(b)	09/04/07	6,200	6,200,000

			7,663,174

Arkansas — 0.4%
Arkansas Development Finance Authority Single Family Mortgages RB (Mortgage Backed Securities Program) Series 2006E AMT DN (State Street Bank & Trust Co. LOC) (A-1+)
4.00%(b)	05/07/07	5,000	5,000,000

California — 1.9%
California Housing Finance Agency RB Series 2002Q AMT DN (Bank of Nova Scotia Liquidity Facility) (A-1+, VMIG-1)
3.99%(b)	05/07/07	14,440	14,440,000
California Pollution Control Financing Authority PCRB (Resource Recovery-Wadham Energy Project) Series 1987C AMT DN (A-1+)
3.93%(b)	05/07/07	10,445	10,445,000

			24,885,000

Colorado — 4.0%
Colorado Housing & Finance Authority Single Family Mortgage RB Series 2003B-3 AMT DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.01%(b)	05/07/07	52,500	52,500,000

Florida — 5.5%
Greater Orlando Aviation Authority RB (Special Purpose Cessna Aircraft Project) Series 2001 AMT DN (Textron, Inc. Guaranty) (A-2, P-1)
5.06%(b)	05/07/07	7,000	7,000,000
Jacksonville Economic Development Commission IDRB (Glasfloss Industries, Inc. Project) Series 2002 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	1,855	1,855,000
Jacksonville Economic Development Commission IDRB (Tremron Jacksonville Project) Series 2000 AMT DN (Branch Banking & Trust Co. LOC)
4.05%(b)	05/07/07	1,930	1,930,000
Jacksonville Health Facilities Authority Hospital RB (Baptist Medical Center Project) Series 2001 DN (Wachovia Bank N.A. LOC) (A-1)
4.01%(b)	05/01/07	18,000	18,000,000
Jacksonville Health Facilities Authority Hospital RB (Charity Obligation Group Project) Series 1997C DN (MBIA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, VMIG-1)
4.01%(b)	05/01/07	9,000	9,000,000
Jacksonville Port Authority RB (Mitsu O S K Lines Limited) Series 2007 AMT DN (Sumitomo Mitsui Banking LOC) (A-1, VMIG-1)
3.98%(b)	05/07/07	10,000	10,000,000
Lee County IDRB (Raymond Building Supply Corp. Project) Series 1997 AMT DN (SunTrust Bank LOC)
4.08%(b)	05/07/07	2,160	2,160,000
Miami Dade County Expressway Toll RB Series 2006-1004 DN (AMBAC Insurance, Bank of New York SBPA) (A-1+)
3.95%(b)(c)	05/07/07	3,400	3,400,000
Pinellas County IDRB Series 2004 DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.10%(b)	05/07/07	2,250	2,250,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 1984D DN (National Rural Utilities LOC) (A-1)
3.53%(b)	06/15/07	10,000	10,000,000
Putnam County Development Authority PCRB (Seminole Electric Co-op Project) Series 2003H-4 DN (National Rural Utilities Guaranty) (A-1)
3.68%(b)	10/26/07	7,475	7,475,000

			73,070,000

Georgia — 4.7%
Burke County TECP (A-1+, VMIG-1)
3.65%	09/10/07	12,500	12,500,000
Clayton County Housing Authority Multi-Family Housing RB (Providence Place Apartments Project) Series 2006 AMT DN (AmSouth Bank of Alabama LOC) (VMIG-1)
4.00%(b)	05/07/07	300	300,000
Fulton County Development Authority RB (Robert W Woodruff Arts Center) Series 2004B DN (SunTrust Bank LOC) (VMIG-1, F-1+)
3.96%(b)	05/07/07	37,500	37,500,000
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997A AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	1,000	1,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Georgia (Continued)
Gordon County IDRB (Aladdin Manufacturing Corp. Project) Series 1997B DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	$1,000	$1,000,000
Laurens County IDRB (Aladdin Manufacturing Corp. Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	1,000	1,000,000
Macon-Bibb County IDRB (Battle Lumber Co, Inc. Project) Series 2007 DN (U.S. Bank N.A. LOC) (VMIG-1)
4.02%(b)	05/07/07	5,500	5,500,000
Whitefield County Educational Development Authority RB (Aladdin Solid Waste Disposal Project) Series 1999 AMT DN (Wachovia Bank N.A. LOC)
4.03%(b)	05/07/07	3,100	3,100,000

			61,900,000

Illinois — 5.7%
Chicago IDRB (Promise Candy Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
4.06%(b)	05/07/07	3,060	3,060,000
Chicago Multi-Family Housing RB Munitops Trust Certificates Series 2006 AMT DN (ABN-AMRO Bank N.V. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	7,015	7,015,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 DN (LaSalle Bank N.A. LOC) (A-1+)
4.12%(b)	05/07/07	1,565	1,565,000
Illinois Development Finance Authority IDRB (Alternative Behavior Treatment Project) Series 2005 DN (JPMorgan Chase & Co. LOC)
4.05%(b)	05/07/07	3,050	3,050,000
Illinois Development Finance Authority IDRB (Cano Packaging Corp. Project) Series 2001 AMT DN (LaSalle Bank N.A. LOC)
4.11%(b)	05/07/07	2,030	2,030,000
Illinois Development Finance Authority IDRB (Freedman Seating Co. Project) Series 2005 AMT DN (LaSalle Bank N.A. LOC) (A-1)
4.02%(b)	05/07/07	2,240	2,240,000
Illinois Development Finance Authority IDRB (Harbortown Industries Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
4.08%(b)	05/07/07	2,000	2,000,000
Illinois Development Finance Authority IDRB (Mason Corp. Project) Series 2000A AMT DN (LaSalle Bank N.A. LOC)
4.08%(b)	05/07/07	4,155	4,155,000
Illinois Development Finance Authority RB (Fairview Project) Series 2004 DN (LaSalle Bank N.A. LOC) (A-1)
3.97%(b)	05/07/07	11,500	11,500,000
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Series 2007B AMT DN (Banque Nationale de Paribas LOC) (A-1+)
4.02%(b)(c)	05/07/07	10,000	10,000,000
Springfield Community Improvement RB Series 2000 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	360	360,000
Upper River Valley IDRB (Advanced Drainage System Project) Series 2002 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	1,500	1,500,000
Will County Exempt Facilities RB (Exxonmobil Project) Series 2001 AMT DN (A-1+, VMIG-1)
4.13%(b)	05/01/07	26,815	26,815,000

			75,290,000

Indiana — 3.0%
Anderson Economic Development RB (Printer Zink, Inc. Project) Series 2004A AMT DN (U.S. Bank N.A. LOC) (A-1+)
4.09%(b)	05/07/07	1,960	1,960,000
Elkhart County Industrial Economic Development RB (Four Seasons Manufacturing, Inc. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
4.11%(b)	05/07/07	925	925,000
Fort Wayne Economic Development Authority RB (Advanced Machine & Tool Project) Series 2001 AMT DN (National City Bank N.A. LOC)
4.11%(b)	05/07/07	1,470	1,470,000
Huntingburg Multi-Family Housing RB (Lincoln Village Apartments Project) Series 2000 AMT DN (Federal Home Loan Bank Guaranty)
4.07%(b)	05/07/07	2,250	2,250,000
Indiana Bond Bank RB (Advanced Funding Program) Series 2007-A RAN (Bank of New York LOC)
4.25%	01/31/08	3,800	3,816,594
Indiana Economic Development Finance Authority IDRB (Republic Services, Inc. Project) Series 2005 AMT DN (VMIG-2)
4.31%(b)	05/01/07	5,300	5,300,000
Indiana Economic Development Finance Authority RB (IVC Industrial Coatings, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.00%(b)	05/07/07	4,500	4,500,000
Indiana Economic Development Finance Authority RB (Saroyan Hardwoods, Inc. Project) Series 1994 AMT DN (Fifth Third Bank N.A. LOC)
4.35%(b)	05/07/07	500	500,000
Indiana Finance Authority Enviromental RB (Mittal Steel USA Project) Series 2006 AMT DN (National City Bank N.A. LOC) (A-1+, VMIG-1)
3.98%(b)	05/07/07	5,200	5,200,000
Indiana Housing & Community Development Authority Single Family Mortgages RB Series 2006E-2 AMT RAN (Rabobank Guaranty) (MIG-1, F-1+)
3.62%	12/20/07	5,000	5,000,000
Jeffersonville Economic Development Authority RB (Scansteel Project) Series 1998 AMT DN (National City Bank N.A. LOC, JPMorgan Chase & Co. SBPA)
4.16%(b)	05/07/07	840	840,000
Kendallville Economic Developmental Authority RB (Parts Finishing Group Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	3,000	3,000,000
Orleans Economic Development RB (Almana LLC Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.10%(b)	05/07/07	1,500	1,500,000
Scottsburg Economic Development Authority RB (American Plastic Corp. Project) Series 2000 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	825	825,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Indiana (Continued)
St. Joseph County Industrial Economic Development RB (Midcorr Land Development LLC Project) Series 2002 DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	$3,135	$3,135,000

			40,221,594

Iowa — 0.3%
Clear Lake Development RB (Joe Corbis Pizza Project) Series 2006 AMT DN (M&T Bank Corp. LOC)
4.07%(b)	05/07/07	3,535	3,535,000
Dallas County IDRB (Sioux City Brick Project) Series 2000A AMT DN (Firstar Bank N.A. LOC)
4.20%(b)	05/07/07	1,000	1,000,000

			4,535,000

Kansas — 0.2%
Kansas Development Finance Authority RB (Delaware Highlands Project) Series 2005C AMT DN (Federal Home Loan Bank LOC, Arvest Bank LOC)
4.02%(b)	05/07/07	2,250	2,250,000

Kentucky — 2.6%
City of Wilder Industrial Building RB (Saratoga Investments LP Project) Series 1998 AMT DN (Fifth Third Bank N.A. LOC)
4.10%(b)	05/07/07	900	900,000
Clark County PCRB (Eastern Kentucky Power National Rural Co-op Utilities Project) Series 1984J-2 DN (A-1, MIG-1)
3.70%(b)	10/15/07	10,605	10,605,000
Dayton IDRB (Ramkat Enterprise Project) Series 2001 AMT DN (U.S. Bank N.A. LOC)
4.15%(b)	05/07/07	1,610	1,610,000
Elsmere IDRB (International Mold Steel, Inc. Project) Series 1996 AMT DN (U.S. Bank N.A. LOC)
4.10%(b)	05/07/07	1,110	1,110,000
Henderson Industrial Building RB (Shamrock Technologies Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	206	206,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	3,320	3,320,000
Kentucky Economic Development Finance Authority Solid Waste Disposal RB (Republic Services, Inc. Project) Series 2005 AMT DN
4.22%(b)	05/07/07	7,400	7,400,000
Pulaski County Solid Waste Disposal RB (National Rural Utilities for East Kentucky Power Project) Series 1993B AMT DN (National Rural Utilities Guaranty) (VMIG-1)
3.73%(b)	08/15/07	8,800	8,800,000

			33,951,000

Louisiana — 2.1%
Donaldsonville IDRB (John Folse & Co., Inc. Project) Series 2003 DN (AmSouth Bank LOC)
4.02%(b)	05/07/07	2,150	2,150,000
East Baton Rouge RB Morgan Keegan Municipal Products, Inc. Trust Receipts Series 2007A AMT DN (Transamerica Life Insurance Co. Guaranty, Lloyds TSB Band Plc SBPA) (A-1+)
4.02%(b)(c)	05/07/07	3,000	3,000,000
Lafayette Educational Development Authority RB (Holt County Project) Series 1990 DN (Regions Bank LOC)
4.17%(b)	05/07/07	2,650	2,650,000
Louisiana Housing Finance Agency RB (Housing Restoration Project) Series 2002A AMT DN (Regions Bank LOC)
4.05%(b)	05/07/07	2,050	2,050,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000A DN (A-1+)
4.05%(b)	05/07/07	6,000	6,000,000
Louisiana Local Government Enviromental Facilities Community Development Authority RB (Ouachita Christian School, Inc. Project) Series 2002 DN (Bank One N.A. LOC)
4.17%(b)	05/07/07	1,340	1,340,000
New Orleans Finance Authority RB Morgan Keegan Municipal Products, Inc. Municipal Trust Receipts Series 2006G AMT DN (Lloyds TSB Bank Plc LOC) (A-1+)
4.02%(b)(c)	05/07/07	2,500	2,500,000
North Webster Parish IDRB (CSP Project) Series 2001 AMT DN (Regions Bank LOC)
4.02%(b)	05/07/07	2,530	2,530,000
St. Charles Parish PCRB (Shell Oil Co. Norco Project)n Series 1991 AMT DN (A-1+, VMIG-1)
4.10%(b)	05/01/07	6,000	6,000,000

			28,220,000

Maine — 0.5%
Maine Finance Authority RB (Brunswick Publishing Project) Series 2005 AMT DN (SunTrust Bank LOC)
4.02%(b)	05/07/07	1,900	1,900,000
Maine Housing Authority Mortgage Purchase RB Series 2006H AMT DN (A-1+, VMIG-1)
3.62%(b)	12/17/07	4,000	4,000,000

			5,900,000

Maryland — 1.7%
Maryland Economic Development Corp. RB (Acadia Todds Lane LLC Facilities Project) Series 2006 AMT DN (M&T Bank Corp. LOC) (A-1)
4.02%(b)	05/07/07	5,650	5,650,000
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT DN (Manufacturers & Traders Trust Co. LOC) (A-1)
4.02%(b)	05/07/07	5,490	5,490,000
Maryland Economic Development Corp. RB (Joe Corbis Pizza Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1)
4.07%(b)	05/01/07	870	870,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Maryland (Continued)
Maryland Economic Development Corp. RB (Lithographing Co. Project) Series 2001 AMT DN (M&T Bank Corp. LOC) (A-1)
4.02%(b)	05/07/07	$2,355	$2,355,000
Maryland Economic Development Corp. RB (Pharmaceutics International Project) Series 2001A AMT DN (M&T Bank Corp. LOC) (A-1)
4.07%(b)	05/07/07	5,195	5,195,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
4.07%(b)	05/07/07	2,200	2,200,000
Wicomico County Economic Development RB (Plymouth Tube Co. Project) Series 1996 AMT DN (Bank One N.A. LOC) (VMIG-1)
4.20%(b)	05/07/07	1,200	1,200,000

			22,960,000

Massachusetts — 1.4%
Massachuetts Development Finance Agency RB (Brooksby Village, Inc. Project) Series 2004 DN (ABN-AMRO Bank N.V. LOC) (A-1)
3.95%(b)	05/07/07	13,465	13,465,000
Melrose GO Series 2006 BAN (SP-1+, MIG-1)
4.35%	08/09/07	5,165	5,174,692

			18,639,692

Michigan — 6.6%
Detroit Economic Development Authority RB MERLOTS Trust Receipts Series 2001A-90 AMT DN (AMBAC Insurance, Wachovia Bank N.A. LOC) (VMIG-1)
4.07%(b)(c)	05/07/07	2,500	2,500,000
Lakeview Communitiy Schools RB (Aid Anticipatory Notes) Series 2006 MB
4.25%	08/20/07	2,070	2,072,479
Michigan Building Authority RB Eagle Trust Receipts Series 2006-0142 DN (FGIC Insurance, Citibank N.A. LOC) (A-1+)
3.99%(b)(c)	05/07/07	26,300	26,300,000
Michigan Strategic Fund Limited Obligation RB (America Group LLC Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (Bayloff Properties Project) Series 1998 AMT DN (National City Bank N.A. LOC)
4.16%(b)	05/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Conway Products Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	1,730	1,730,000
Michigan Strategic Fund Limited Obligation RB (Dow Chemical Project) Series 2003B-1 DN (A-2, P-2)
4.15%(b)	05/07/07	450	450,000
Michigan Strategic Fund Limited Obligation RB (G&B Tech LLC Project) Series 2005 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	1,570	1,570,000
Michigan Strategic Fund Limited Obligation RB (Hannah Technical Project) Series 2002 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	3,200	3,200,000
Michigan Strategic Fund Limited Obligation RB (John A Van Bosch Co. Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,000	2,000,000
Michigan Strategic Fund Limited Obligation RB (K&K Management Co. Project) Series 2000 AMT DN (Huntington National Bank LOC)
4.22%(b)	05/07/07	1,000	1,000,000
Michigan Strategic Fund Limited Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	2,920	2,920,000
Michigan Strategic Fund Limited Obligation RB (Midwest Glass Fabricators, Inc. Project) Series 2001 DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,075	2,075,000
Michigan Strategic Fund Limited Obligation RB (PFG Enterprises, Inc. Project) Series 2001 AMT DN (Huntington National Bank LOC)
4.22%(b)	05/07/07	200	200,000
Michigan Strategic Fund Limited Obligation RB (Saginaw Production Corp. Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	2,180	2,180,000
Michigan Strategic Fund Limited Obligation RB (Total Business Systems Project) Series 1998 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	2,210	2,210,000
Oakland County Economic Development Corp. RB (Academy of Sacred Heart Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
4.00%(b)	05/07/07	7,490	7,490,000
Oakland County Economic Development Corp. RB (Exhibit Enterprises, Inc. Project) Series 2004 AMT DN (Comerica Bank N.A. LOC)
4.09%(b)	05/07/07	6,825	6,825,000
Oakland County Economic Development Corp. RB (Glass & Mirror Craft Industries, Inc. Project) Series 2000 AMT DN (Bank One N.A. LOC)
4.06%(b)	05/07/07	4,000	4,000,000
Wayne State University RB Munitops Trust Certificates Series 2006-61 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.99%(b)(c)	05/07/07	4,215	4,215,000
Zeeland Hospital Finance Authority RB (Zeeland Community Hospital Project) Series 2004 DN (Huntington National Bank LOC) (A-1)
4.09%(b)	05/07/07	10,600	10,600,000

			87,737,479

Minnesota — 1.5%
Becker GO (Various Certificates) Series 2004 AMT DN (Bank of New York LOC) (A-1+, VMIG-1)
4.02%(b)(c)	05/07/07	9,995	9,995,000
Becker IDRB (Plymouth Foam Project) Series 2004 DN (Associated Bank N.A. LOC)
4.13%(b)	05/07/07	2,500	2,500,000
Minneapolis & St. Paul Metropolitan Airports Commission RB Series 2007-2G DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.97%(b)(c)	05/07/07	7,485	7,485,000

			19,980,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Missouri — 1.0%
Bridgeton IDRB (Gold Dust LLC Project) Series 2000A AMT DN (Commerce Bank N.A. LOC)
4.13%(b)	05/07/07	$1,125	$1,125,000
Palmyra IDA Solidwaste Disposal RB (BASF Corp. Project) Series 2002 AMT DN (BASF Aktieng- esellsch Liquidity Facility) (A-1+)
4.05%(b)	05/07/07	4,000	4,000,000
St. Charles County IDRB (Austin Machine Co. Project) Series 2003A DN (Bank of America N.A. LOC)
4.08%(b)	05/07/07	1,720	1,720,000
St. Charles County IDRB (Patriot Machine, Inc. Project) Series 2002 AMT DN (U.S. Bank N.A. LOC)
4.10%(b)	05/07/07	3,275	3,275,000
St. Louis IDRB Series 2005A AMT DN (Marshall & Ilsley Bank LOC) (A-1)
4.08%(b)	05/07/07	3,480	3,480,000

			13,600,000

Montana — 0.1%
Montana Housing Board RB MERLOTS Trust Receipts Series 2002A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	1,430	1,430,000

Multi-State — 3.5%
Clipper Tax-Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2005-31 DN (AMBAC Insurance, FSA Insurance, State Street Bank & Trust Co. SBPA) (VMIG-1)
4.07%(b)(c)	05/07/07	11,588	11,588,000
Federal Home Loan Mortgage Corp. Variable Rate Demand Certificates (Multi-Family Housing Project) Series 2005A-M005 AMT DN (Federal Home Loan Mortgage Corp. Guaranty) (AAA)
4.02%(b)	05/07/07	22,788	22,788,431
Morgan Keegan Municipal Products, Inc. RB Municipal Trust Receipts Series 2005C AMT DN (Banque Nationale de Paribas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	4,040	4,040,000
UBS Municipal Certificates GO Series 2007 DN (BNP Parisbas Liquidity Facility) (A-1+)
4.02%(b)(c)	05/07/07	7,500	7,500,000

			45,916,431

Nevada — 0.3%
Clark County Airport RB Munitops Trust Certificates Series 2005-56 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	05/24/07	4,000	4,000,000

New Hampshire — 0.2%
New Hampshire Business Finance Authority Industrial Facilities RB (Felton Brush, Inc. Project) Series 1997 AMT DN (KeyBank N.A. LOC) (VMIG-1)
4.08%(b)	05/07/07	935	935,000
New Hampshire Business Finance Authority Industrial Facilities RB (JMT Properties LLC Project) Series 2002 AMT DN (M&T Bank Corp. LOC) (A-1)
4.05%(b)	05/07/07	1,805	1,805,000

			2,740,000

New Jersey — 0.9%
Hudson County Improvement Authority RB (Essential Purpose Pooled Government Project) Series 1986 DN (Bank of New York LOC) (A-1+)
3.84%(b)	05/07/07	4,800	4,800,000
New Jersey Economic Development Authority RB Series 2004 ROC-RR-II-R-309 DN (Assured Guaranty Ltd. Insurance, Citibank N.A. SBPA) (VMIG-1)
3.98%(b)(c)	05/07/07	3,330	3,330,000
New Jersey Turnpike Authority RB Series 2003C-1 DN (Landesbank Hessen-Thuringen Girozentrale LOC) (A-1+, VMIG-1)
3.90%(b)	05/07/07	4,100	4,100,000

			12,230,000

New York — 1.3%
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.95%(b)	05/07/07	5,000	5,000,000
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.93%(b)	05/07/07	3,650	3,650,000
Lewis County IDRB (Climax Manufacturing Co. Project) Series 2000 AMT DN (M&T Bank Corp. LOC) (A-1, VMIG-1)
3.90%(b)	05/07/07	1,230	1,230,000
New York City IDA Special Facilities RB (Air Express International Corp. Project) Series 1997 AMT DN (Citibank N.A. LOC) (A-1+)
3.99%(b)	05/07/07	5,000	5,000,000
Ulster IDRB (Viking Industries, Inc. Project) Series 1998A AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	1,190	1,190,000
Yates County IDRB (Coach & Equipment Manufacturing Corp. Project) Series 2000A AMT DN (M&T Bank Corp. LOC) (A-1+)
4.04%(b)	05/07/07	1,595	1,595,000

			17,665,000

North Carolina — 4.1%
Charlotte-Mecklenburg Hospital Authority RB (Carolina’s Healthcare Project) Series 2005B DN (Bank of America N.A. SBPA) (A-1+, VMIG-1)
4.01%(b)	05/01/07	5,580	5,580,000
Mecklenburg County COP Series 2007A DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, VMIG-1, F-1+)
4.01%(b)	05/01/07	5,670	5,670,000
Mecklenburg County Industrial Facilities PCRB (Piedmont Plastics Project) Series 1997 AMT DN (Branch Banking & Trust Co. LOC) (Aa3, VMIG-1)
4.05%(b)	05/07/07	1,190	1,190,000
North Carolina Capital Facilities RB (Service Income Project) Series 2004 AMT DN (SunTrust Bank LOC) (VMIG-1)
4.10%(b)	05/01/07	16,150	16,150,000
North Carolina Housing Finance Agency RB (Home Ownership Project) Series 2005-22C AMT MB (A-1+, MIG-1)
3.65%	10/01/07	7,500	7,500,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
North Carolina (Continued)
North Carolina Housing Finance Agency RB MERLOTS Trust Receipts Series 2006B-12 DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	$9,005	$9,005,000
North Carolina Housing Finance Agency RB Series 2002 ROC-II-R-175 AMT DN (Citibank N.A. Liquidity Facility) (VMIG-1)
4.01%(b)(c)	05/07/07	2,075	2,075,000
North Carolina Port Authority RB (Wilmington Bulk LLC Project) Series 2001A AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.05%(b)	05/07/07	1,260	1,260,000
North Carolina Port Authority RB Series 2006A-2 AMT DN (Bank of America N.A. LOC) (VMIG-1)
4.00%(b)	05/07/07	1,100	1,100,000
Rutherford County Industrial Facilities PCRB (Thieman Metal Technology Project) Series 1998 AMT DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.05%(b)	05/07/07	1,800	1,800,000
Sampson County Industrial Facilities PCRB (Dubose Strapping, Inc. Project) Series 2003 AMT DN (Wachovia Bank N.A. LOC)
4.10%(b)	05/07/07	2,320	2,320,000
Wake County HFA RB (Casa Melvid Multi-Family Housing Project) Series 2001A AMT DN (SunTrust Bank LOC) (VMIG-1)
4.06%(b)	05/07/07	700	700,000

			54,350,000

North Dakota — 0.6%
Mercer County Solid Waste Disposal RB (National Rural Utilities United Power Project) Series 1993U AMT DN (National Rural Utilities LOC) (A-1, P-1)
3.58%(b)	05/07/07	5,000	5,000,000
Mercer County Solid Waste Disposal RB (National Rural Utilities Untied Power Project) Series 1995A AMT MB (A-1)
3.73%(b)	09/04/07	2,100	2,100,000
North Dakota Housing Finance Agency RB Series 2001A-19 AMT DN (Wachovia Bank N.A. LOC) (VMIG-1)
4.04%(b)(c)	05/07/07	1,430	1,430,000

			8,530,000

Ohio — 5.9%
Akron Income Tax RB Munitops Trust Certificates (Community Learning Centers Project) Series 2004A DN (FGIC Insurance, ABN-AMRO Bank N.V. SBPA) (A-1, F-1+)
3.99%(b)(c)	05/07/07	2,000	2,000,000
American Municipal Power, Inc. GO (Cleveland Public Power Project) Series 2006 BAN
3.80%	08/16/07	1,340	1,340,000
Cambridge City Hospital Facilities Authority RB (Regional Medical Center Project) Series 2001 DN (National City Bank N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	1,800	1,800,000
Cuyahoga County Health Care Facilities RB (Franciscan Communities Project) Series 2004E DN (LaSalle Bank N.A. LOC) (A-1)
3.95%(b)	05/07/07	2,100	2,100,000
Darke County GO Series 2006A BAN
4.25%	06/28/07	1,000	1,000,852
Dayton-Montgomery County Port Authority RB (DHL 2007 Project) Series 2007C AMT DN (Deutsche Post Bank LOC) (A-1, VMIG-1, F-1)
4.10%(b)	05/07/07	9,000	9,000,000
Delaware County Economic Development RB (The Columbus Zoological Park Associates, Inc. Project) Series 2003 DN (Huntington National Bank LOC)
4.10%(b)	05/07/07	10	10,000
Delaware County IDRB (Air Waves, Inc. Project) Series 1995 DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	340	340,000
Franklin County Healthcare Facilities RB (Heritage Day Health Centers Project) Series 2002 DN (Huntington National Bank LOC)
4.00%(b)	05/07/07	735	735,000
Franklin County Healthcare Facilities RB (Ohio Presbyterian Improvement Project) Series 2006A DN (Huntington National Bank LOC) (A-1)
3.99%(b)	05/07/07	10,000	10,000,000
Hamilton County Hospital Facilities RB (Children’s Hospital Medical Center Project) Series 2000 DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	3,450	3,450,000
Hamilton County Hospital Facilities RB (Elizabeth Gamble Project) Series 2002A DN (Morgan Guaranty Trust LOC) (VMIG-1)
3.88%(b)	05/07/07	3,790	3,790,000
Harrison Township GO (Fire Department Project) Series 2006 BAN
3.85%	10/11/07	1,000	1,000,860
Licking County GO BAN
4.25%	11/28/07	480	481,739
Mahoning County IDRB (Serra Land Project) Series 1997 AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	975	975,000
Ohio GO (Common Schools Project) Series 2005A DN
3.90%(b)	05/07/07	1,100	1,100,000
Ohio GO (Common Schools Project) Series 2006C DN
3.93%(b)	05/07/07	3,700	3,700,000
Ohio Housing Finance Agency Mortgage RB MERLOTS Trust Receipts Series 2005A-10 AMT DN (Wachovia Bank N.A. SBPA) (VMIG-1)
4.04%(b)(c)	05/07/07	3,410	3,410,000
Ohio Solid Waste RB (Republic Services, Inc. Project) Series 2005 AMT DN (A-2)
4.22%(b)	05/07/07	8,000	8,000,000
Pepper Pike GO Series 2006 BAN
4.00%	05/31/07	2,614	2,614,517
Richland County GO (Correctional Facilities Project) Series 2007 BAN
3.75%	02/21/08	1,500	1,500,000
St. Mary’s MB (Sanitation Improvement Project) Series 2006 BAN
4.05%	06/06/07	867	867,206
Stark County IDRB (Thakar Properties LLC Project) Series 2002 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	410	410,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Ohio (Continued)
Summit County Port Authority RB (Meadow Lane Building LLC Project) Series 2003A AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	$2,160	$2,160,000
Toledo GO Munitops Trust Certificates Series 2004-18 DN (FGIC Insurance, State Aid Withholding Guaranty, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.73%(b)(c)	06/14/07	9,995	9,995,000
Trumbull County IDRB (Ellwood Engineered Project) Series 2004 AMT DN (KeyBank N.A. LOC)
4.08%(b)	05/07/07	400	400,000
University of Cincinnati RB Series 2004B DN (AMBAC Insurance, Bayerische Landesbank Girozentrale SBPA) (A-1+, VMIG-1)
3.94%(b)	05/07/07	6,540	6,540,000

			78,720,174

Oklahoma — 1.1%
Muskogee Transport Authority IDRB (Metals USA, Inc. Project ) Series 1998 AMT DN (Bank One N.A. LOC)
4.00%(b)	05/07/07	2,850	2,850,000
Oklahoma City IDRB Series 1998 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	1,685	1,685,000
Oklahoma County Finance Authority Multi Family Housing RB (Sail Assoc. LLC Project) Series 2004 DN (Federal Home Loan Bank Guaranty) (A-1+)
4.02%(b)	05/07/07	6,900	6,900,000
Oklahoma Development Finance Authority RB (ConocoPhillips Co. Project) Series 2002B DN (ConocoPhillips Co. Guaranty) (A-2, VMIG-2)
4.05%(b)	05/07/07	2,500	2,500,000

			13,935,000

Pennsylvania — 4.6%
Butler County IDRB (Concordia Lutheran Project) Series 2000B DN (Radian Insurance) (A-1+)
3.99%(b)	05/07/07	11,455	11,455,000
Erie County IDRB (Fountainhead Project) Series 2006 AMT DN (Huntington National Bank LOC)
4.20%(b)	05/07/07	2,210	2,210,000
Indiana County IDRB (Conemaugh Project) Series 1997A AMT DN (Bank One N.A. LOC) (VMIG-1)
3.95%(b)	05/07/07	1,800	1,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004A AMT DN (Sunoco, Inc. Guaranty) (A-2, P-2)
4.00%(b)	05/07/07	5,800	5,800,000
Pennsylvania Economic Development Financing Authority Waste Water Treatment RB (Sunoco, Inc. Project) Series 2004B AMT DN (Sunoco, Inc. Guaranty) (A-2)
4.09%(b)	05/07/07	8,500	8,500,000
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2003B DN (Allied Irish Bank Plc Liquidity Facility) (A-1, VMIG-1)
3.92%(b)	05/07/07	1,655	1,655,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB MERLOTS Trust Receipts Series 2006B-15 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	5,260	5,260,000
Pennsylvania Housing Finance Agency Single Family Mortgage RB Series 2004-83B AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1+, VMIG-1)
3.92%(b)	05/07/07	4,810	4,810,000
University of Pittsburgh of the Commonwealth Systems of Higher Education RB (University Capital Project) Series 2007A DN (A-1+, VMIG-1)
3.93%(b)	05/07/07	10,300	10,300,000
Venango IDRB Municipal Commercial Paper Series 2007 AMT TECP (A-1+, P-1)
3.70%	05/07/07	8,500	8,500,000

			60,290,000

South Carolina — 1.9%
Greenwood County Exempt Facility IDRB (Fuji Photo Film Project) Series 2004 AMT DN (Fuji Film Corp. Guaranty) (A-1+)
4.01%(b)	05/07/07	12,200	12,200,000
Ridgeland RB (Ridgeland LLC Project) Series 2006A AMT DN (Columbus Bank & Trust LOC) (F-1)
4.02%(b)	05/07/07	2,325	2,325,000
South Carolina Housing Finance & Development RB (Arrington Place Apartment Project) Series 2001 AMT DN (SunTrust Bank LOC) (VMIG-1)
4.06%(b)	05/07/07	1,100	1,100,000
South Carolina Jobs Economic Development Authority RB (Finn Property LLC Project) Series 2006 AMT DN (SunTrust Bank LOC) (Aa2, VMIG-1)
4.06%(b)	05/07/07	2,950	2,950,000
South Carolina Jobs Economic Development Authority RB (Holcim U.S., Inc. Project) Series 2003 AMT DN (Comercia Bank N.A. LOC) (A-1)
4.09%(b)	05/07/07	6,250	6,250,000

			24,825,000

South Dakota — 0.3%
Spink County Solid Waste Disposal RB (United Feeders LLP) Series 2007 AMT DN (Wells Fargo Bank N.A. LOC)
4.02%(b)	05/07/07	3,800	3,800,000

Tennessee — 1.3%
Chattanooga IDRB (T.B. Woods Inc. Project) Series 1997 AMT DN (M&T Bank Corp. LOC)
4.04%(b)	05/07/07	2,290	2,290,000
Coffee County IDRB (Comtec Polymers, Inc. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
4.12%(b)	05/07/07	1,700	1,700,000
Grundy County IDRB (Toyota Seat Project) Series 2001 AMT DN (Comerica Bank N.A. LOC)
4.14%(b)	05/07/07	2,905	2,905,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Tennessee (Continued)
Jackson Health Educational & Housing Facility Board Multi-Family Housing RB (East Pointe LLC Project) Series 2006 AMT DN (Transamerica Occidental Life Insurance) (A-1+)
4.27%(b)	05/07/07	$5,100	$5,100,000
Metropolitan Government of Nashville & Davidson County IDRB (Family LLC Project) Series 2002 AMT DN (SunTrust Bank LOC) (F-1+)
4.06%	05/07/07	2,900	2,900,000
Morristown IDRB (Petoskey Plastic Project) Series 1999 AMT DN (Comerica Bank N.A. LOC)
4.14%(b)	05/07/07	1,810	1,810,000

			16,705,000

Texas — 7.2%
Bell County Health Facilities Development Corp. RB (Scott & White Hospital Project) Series 2001-2 DN (MBIA Insurance, WestLB AG SBPA)
4.02%(b)	05/01/07	11,100	11,100,000
Brazos River (Dow Chemical Co. Project) TECP (P-1)
3.78%	05/03/07	11,000	11,000,000
El Paso Texas Multi-Family Housing Financing Corp. RB MERLOTS Trust Receipts Series 2006G-1 AMT DN (Wachovia Bank N.A. LOC)
4.04%(b)(c)	05/07/07	7,565	7,565,000
Lower Neches Valley Authority PCRB (Chevron USA, Inc. Project) Series 1987 DN (Chevron Corp. Guaranty) (A-1+, P-1)
3.73%(b)	08/15/07	5,010	5,010,000
Montgomery County IDRB (Sawyer Research Products, Inc. Project) Series 1995 AMT DN (KeyBank N.A. LOC)
4.11%(b)	05/07/07	751	751,000
Port Corpus Christi Nueces Solid Waste Disposal Authority RB (Flint Hills Resources Project) Series 2006 AMT DN (A-1, P-1)
4.26%(b)	05/07/07	3,500	3,500,000
San Marcos IDRB (TB Woods, Inc. Project) Series 1999 AMT DN (M&T Bank Corp. LOC)
4.04%(b)	05/07/07	3,000	3,000,000
South Plains Housing Corp. Single Family RB MERLOTS Trust Receipts Series 2002A-11 AMT DN (Government National Mortgage Assoc. Guaranty, Wachovia Bank N.A. SBPA) (VMIG-1)
4.04%(b)(c)	05/07/07	1,375	1,375,000
Texas GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	08/31/07	27,565	27,648,913
Texas Water Development Board RB (State Revolving Fund Project) Series 2005 DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
4.10%(b)	05/01/07	24,200	24,200,000

			95,149,913

Utah — 1.4%
Intermountain Power Agency Power Supply RB Series 1985E MB (Morgan Stanley Group LOC) (AAA, Aaa, AAA)
3.64%	09/17/07	15,000	15,000,000
Intermountain Power Agency Power Supply RB Series 1985F DN (AMBAC Insurance, Morgan Stanley Group SBPA) (A-1, VMIG-1)
3.55%(b)	06/01/07	3,000	3,000,000

			18,000,000

Vermont — 1.6%
Vermont Educational & Health Buildings Financing Agency RB (North Country Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
4.06%	05/01/07	12,415	12,415,000
Vermont Educational & Health Buildings Financing Agency RB (Springfield Hospital Project) Series 2002A DN (TD Banknorth N.A. LOC) (VMIG-1)
3.96%(b)	05/07/07	8,410	8,410,000

			20,825,000

Virginia — 4.8%
Alexandria IDRB (Goodwin House Project) Series 2005 DN (Wachovia Bank N.A. LOC) (F-1+)
4.03%(b)	05/01/07	9,295	9,295,000
Botetourt County IDRB (Altec Industries Project) Series 2001 AMT DN (AmSouth Bank of Alabama LOC) (A-1)
4.10%(b)	05/07/07	2,600	2,600,000
Cabell Lifecare Facilities RB (Foster Foundation Project) Series 2003 DN (Huntington National Bank LOC)
4.10%(b)	05/07/07	4,270	4,270,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 DN (A-1+, VMIG-1)
3.94%(b)	05/07/07	2,200	2,200,000
Loudoun County IDRB (Howard Hughes Medical Institute Project) Series 2003A DN (A-1+, VMIG-1)
4.08%(b)	05/01/07	14,050	14,050,000
Norfolk Redevelopment & Housing Authority Multi-Family Housing RB (Residential Rental Project) Series 2003 AMT DN (SunTrust Bank LOC)
4.11%(b)	05/07/07	1,938	1,938,000
Richmond IDRB (PM Beef Co. Project) Series 1997 AMT DN (Bank of America N.A. LOC)
4.12%(b)	05/07/07	1,400	1,400,000
Virginia Beach Development Authority Multi-Family Housing RB (Residential Rental Housing Project) Series 2002 AMT DN (SunTrust Bank LOC)
4.11%(b)	05/07/07	1,684	1,684,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-16 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	5,325	5,325,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006B-22 AMT DN (Wachovia Bank N.A. LOC) (A-1+)
4.04%(b)(c)	05/07/07	4,405	4,405,000
Virginia Housing Development Authority RB MERLOTS Trust Receipts Series 2006C-03 DN (Bank of New York SBPA) (A-1+)
4.04%(b)(c)	05/07/07	6,385	6,385,000
Virginia Housing Development Authority RB Municipal Securities Trust Certificates Series 2006A AMT DN (Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
4.00%(b)(c)	05/07/07	10,000	10,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
Virginia (Continued)
Virginia Small Business Financing Authority RB (Coastal Development Group Project) Series 1989 AMT DN (Branch Banking & Trust Co. LOC)
4.20%(b)	05/07/07	$55	$55,000
Winchester Authority Residential Care Facility IDRB (Westminster-Cantenbury Project) Series 2005B DN (Branch Banking & Trust Co. LOC) (VMIG-1)
3.95%(b)	05/07/07	300	300,000

			63,907,000

Washington — 1.9%
King County Sewer RB Series 2006A DN (MBIA Insurance, Royal Bank of Canada Liquidity Facility) (A-1, VMIG-1)
3.95%(b)	05/07/07	2,900	2,900,000
Port Seattle Supply Facility RB Seatac Fuel Facility Project Trust Receipts Series 2007I-11 AMT DN (MBIA Insurance, Royal Bank of Canada LOC) (A-1+)
4.00%(b)(c)	05/07/07	7,000	7,000,000
Seattle Housing Authority RB (High Point Project Phase II) Series 2007 AMT DN (Key Bank N.A. LOC) (A-1)
4.01%(b)	05/07/07	4,500	4,500,000
Washington Economic Development Finance Authority RB (Delta Marine Industries) Series 2007A AMT DN (Key Bank N.A. LOC) (A-1+)
4.05%(b)	05/07/07	10,000	10,000,000
Yakima County Public Corp. RB (Michelsen Packaging Co. Project) Series 2000 AMT DN (Bank of America N.A. LOC) (A-1+)
4.05%(b)	05/07/07	495	495,000

			24,895,000

West Virginia — 0.1%
West Virginia Hospital RB (West Virginia Hospital Pooled Financing Program) Series 2001B-2 DN (Branch Banking & Trust Co. LOC) (VMIG-1)
4.12%(b)	05/07/07	1,130	1,130,000

Wisconsin — 0.6%
Kohler Village Solid Waste Disposal RB (Kohler Project) Series 1997 AMT DN (Wachovia Bank N.A. LOC)
4.00%(b)	05/07/07	4,000	4,000,000
Mequon IDRB (Johnson Level GRW Investment Project) Series 1995 AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	545	545,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT DN (Bank One N.A. LOC)
4.20%(b)	05/07/07	1,960	1,960,000
Wisconsin Health & Educational Facilities RB (Pooled Loan Financing Program) Series 2002E DN (Associated Bank N.A. LOC) (VMIG-1)
4.12%(b)	05/07/07	1,890	1,890,000

			8,395,000

Wyoming — 1.0%
Cheyenne IDRB (Grobet File Co., Inc. Project) Series 2001 AMT DN (National City Bank N.A. LOC)
4.06%(b)	05/07/07	2,100	2,100,000
Green River RB (Rhone-Poulenc LP Project) Series 1994 AMT DN (Commerce Bank N.A. LOC) (VMIG-1)
4.19%(b)	05/07/07	11,400	11,400,000

			13,500,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 95.4%
(Cost $ 1,262,441,457)			1,262,441,457

AFFILIATED INVESTMENTS — 5.7%
Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	14,630	14,630,000
District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA) (F-1+)
4.03%(b)(c)(d)	05/07/07	2,415	2,415,000
Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA) (A-1+)
4.05%(b)(c)	05/07/07	2,930	2,930,000
MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	22,580	22,580,000
Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA) (VMIG-1)
4.01%(b)(c)	05/07/07	2,940	2,940,000
Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)
4.03%(b)(c)(d)	05/07/07	24,495	24,495,000
Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA) (F-1+)
4.02%(b)(c)(d)	05/07/07	1,760	1,760,000
Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty) (F-1+)
4.03%(b)(c)(d)	05/07/07	3,745	3,745,000

TOTAL AFFILIATED INVESTMENTS
(Cost $ 75,495,000)			75,495,000

TOTAL INVESTMENTS IN SECURITIES — 101.1%
(Cost $1,337,936,457(a))			1,337,936,457
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%			(14,881,240)

NET ASSETS — 100.0%			$1,323,055,217

(a)	Aggregate cost for federal income tax purposes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

MUNICASH (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 19.6% of its net assets, with a current market value of $259,023,000, in securities restricted as to resale.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

37

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 94.8%
California — 88.2%
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 1997F DN (Kredietbank N.V. LOC) (A-1+)
3.85%(c)	05/07/07	$500	$500,000
Alameda-Contra Costa Schools Financing Authority COP (Capital Improvement Financing Project) Series 2005M DN (Bank of Nova Scotia LOC) (A-1+)
3.85%(c)	05/07/07	1,800	1,800,000
Alameda Corridor Transportation Authority RB Series 2007-15Z DN (AMBAC Insurance, MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.96%(b)(c)	05/01/07	5,140	5,140,000
Alameda County RB Morgan Stanley Trust Certificates Series 2001-521 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (A-1+, VMIG-1)
3.91%(b)(c)	05/07/07	3,395	3,395,000
Antelope Valley East RB Series 2007-126 DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.93%(b)(c)	05/01/07	4,260	4,260,000
Arcadia United School District GO Putters Series 2007-1716 DN (FSA Insurance, JPMorgan Chase & Co. Liquidity Facility) (Aaa, VMIG-1)
3.95%(b)(c)	05/01/07	1,000	1,000,000
Beaumont Utilities Authority RB (Waste Water Enterprise Project) Series 2001A DN (Union Bank of California N.A. LOC, CalSTRS LOC) (A-1+)
3.82%(c)	05/07/07	4,800	4,800,000
California Department of Water Resource Power Supply RB Putters Series 2004-459 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+, AAA)
3.92%(b)(c)	05/07/07	3,110	3,110,000
California Department of Water Resource Power Supply RB Series 2002B-2 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
4.00%(c)	05/01/07	55,100	55,100,000
California Department of Water Resource Power Supply RB Series 2002C-4 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	25,500	25,500,000
California Department of Water Resource Power Supply RB Series 2002C-7 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.85%(c)	05/07/07	4,850	4,850,000
California Department of Water Resource Power Supply RB Series 2005F-3 DN (Bank of New York LOC, CALPERS LOC) (VMIG-1, F-1+)
3.93%(c)	05/01/07	30,300	30,300,000
California Department of Water Resource Power Supply RB Series 2005F-5 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
4.00%(c)	05/07/07	12,600	12,600,000
California Department of Water Resource Power Supply RB Series 2005G-2 DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	900	900,000
California Department of Water Resource RB (Century VY Project) Series 2007-27G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA)
3.94%(b)(c)	05/01/07	18,600	18,600,000
California Economic Recovery GO Series 2004-933 DN (Morgan Stanley Group Liquidity Facility) (A-1, AA-)
3.91%(b)(c)	05/07/07	18,745	18,745,000
California Economic Recovery GO Series 2004L-27 DN (Lehman Liquidity Co. Liquidity Facility) (A-1+, VMIG-1)
3.97%(b)(c)	05/07/07	40,925	40,925,000
California Economic Recovery RB Series 2004C DN (JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.93%(c)	05/01/07	12,000	12,000,000
California Economic Recovery RB Series 2004C-16 DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.83%(c)	05/07/07	3,500	3,500,000
California Economic Recovery RB Series 2004C-20 DN (XLCA Insurance, Dexia Credit Local SBPA) (VMIG-1)
3.82%(c)	05/07/07	1,295	1,295,000
California Economic Recovery RB Series 2004C-21 DN (XLCA Insurance, Dexia Credit Local SBPA) (A-1+, VMIG-1)
3.84%(c)	05/07/07	3,900	3,900,000
California Educational Facilities Authority RB (Art Center Design College Project) Series 2002A DN (M&T Bank Corp. SBPA) (A-1+, VMIG-1)
3.83%(c)	05/07/07	3,445	3,445,000
California Educational Facilities Authority RB (Pomona College Project) Series 2005B DN (A-1+, VMIG-1)
3.85%(c)	05/07/07	2,000	2,000,000
California GO (Eclipse Funding Trust) Series 2005-0004 DN (MBIA Insurance, U.S. Bank N.A. Liquidity Facility) (F-1+)
3.91%(b)(c)	05/07/07	9,070	9,070,000
California GO (Eclipse Funding Trust) Series 2006-0011 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	22,995	22,995,000
California GO (Kindergarten-University Project) Series 2002B-5 DN (State Street Bank & Trust Co. LOC) (A-1+, VMIG-1)
3.85%(c)	05/07/07	3,200	3,200,000
California GO Lehman Trust Receipts Series 2006-K83 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1, Aaa)
3.94%(b)(c)	05/01/07	5,130	5,130,000
California GO Municipal Securities Trust Certificates Series 2001-119 DN (FGIC Insurance, Societe Generale Group Liquidity Facility) (A-1+, AAA)
4.03%(b)(c)	05/01/07	24,000	24,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
California GO Munitops Trust Certificates Series 2003 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA ) (VMIG-1, F-1+)
3.95%(b)(c)	05/07/07	$7,500	$7,500,000
California GO Munitops Trust Certificates Series 2005-26 DN (CIFG-TCRS, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.69%(b)(c)	06/14/07	24,995	24,995,000
California GO Putters Series 2006-1255 DN (AMBAC Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/01/07	11,880	11,880,000
California GO Putters Series 2007-1680 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.92%(b)(c)	05/07/07	1,720	1,720,000
California GO Series 2002 DN (XLCA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	3,705	3,705,000
California GO Series 2003A-2 DN (JPMorgan Chase & Co. LOC, WestLB AG LOC) (A-1+, VMIG-1)
4.05%(c)	05/01/07	52,800	52,800,000
California GO Series 2005B-1 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.86%(c)	05/07/07	200	200,000
California GO Series 2005B-5 DN (Depfa Bank Plc LOC) (A-1+, VMIG-1)
3.78%(c)	05/07/07	100	100,000
California GO Series 2007 ROC-RR-II-R-765CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.95%(b)(c)	05/01/07	8,500	8,500,000
California GO Series 2007-1599 DN (MBIA Insurance, Depfa Bank Plc Liquidity Facility) (A-1+, AAA)
3.91%(b)(c)	05/07/07	6,200	6,200,000
California Health Facilities Financing Authority RB Series 2002-591 DN (Morgan Stanley Group Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	3,500	3,500,000
California Infrastructure & Economic Development Bank RB (Academy of Motion Pictures Arts & Science Project) Series 2002 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+, VMIG-1)
3.92%(c)	05/07/07	2,500	2,500,000
California Infrastructure & Economic Development Bank RB Bay Area Toll Bridges Project Municipal Trust Receipts Series 2006K-61 DN (AMBAC Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/02/07	9,300	9,300,000
California Infrastructure & Economic Development Bank RB (Goodwill Industries For Orange County Project) Series 2006 DN (Wells Fargo Bank N.A. LOC) (F-1+)
3.74%(c)	05/07/07	1,900	1,900,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996C DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
4.00%(c)	05/01/07	21,990	21,990,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996E DN (Banc One LOC) (A-1+)
3.96%(c)	05/01/07	6,500	6,500,000
California RB Municipal Securities Trust Receipts Series 1997 SGA-58 DN (FGIC Insurance, Societe Generale SBPA) (SP-1+, VMIG-1)
3.92%(b)(c)	05/07/07	2,100	2,100,000
California School Cash Reserve Program GO Series 2006A TRAN (AMBAC Insurance, Citigroup Financial Products Guaranty) (SP-1+, MIG-1)
4.50%	07/06/07	15,245	15,267,575
California State TECP (Multiple LOCs) (A-1, P-1)
3.56%	05/02/07	5,700	5,700,000
3.50%	05/04/07	19,400	19,400,000
3.55%	05/07/07	5,800	5,800,000
3.50%	05/08/07	5,900	5,900,000
3.52%	05/09/07	4,300	4,300,000
3.55%	05/18/07	3,700	3,700,000
3.75%	07/10/07	12,500	12,500,000
California Statewide Communities Development Authority RB (Archer School For Girls, Inc. Project) Series 2005 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.86%(c)	05/07/07	6,035	6,035,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004J DN (A-1, F-1)
3.92%(c)	05/07/07	8,300	8,300,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2004L DN (A-1, F-1)
3.92%(c)	05/07/07	20,500	20,500,000
California Statewide Communities Development Authority RB (Kaiser Permanente Project) Series 2007 ROC-RR-II-R-763CE DN (Citibank N.A. Guaranty, Citibank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	05/01/07	3,200	3,200,000
California Statewide Communities Development Authority RB (Presbyterian Homes Project) Series 2006B DN (Bank of America N.A. LOC) (A-1+)
3.83%(c)	05/07/07	1,500	1,500,000
California Statewide Communities Development Authority RB Series 2007-31G DN (The Goldman Sachs Group, Inc. Guaranty, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AA-)
3.94%(b)(c)	05/01/07	3,800	3,800,000
California Transportaion Financing Authority RB Series 1997 DN (FSA Insurance, Credit Suisse First Boston SBPA) (A-1)
3.82%(c)	05/07/07	3,885	3,885,000
Chabot-Las Positas Community College District GO Series 2006-87-Z DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.97%(b)(c)	05/07/07	1,010	1,010,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

39

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Clipper Tax Exempt Certificates Trust RB (Certified Partner Multi-State Project) Series 2007-17 DN (State Street Bank & Trust Co. LOC) (VMIG-1, Aa3)
3.95%(b)(c)	05/01/07	$6,085	$6,085,000
Coast Community College District GO (Stars Certificates) Series 2006-165 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	15,035	15,035,000
Coast Community College District GO Series 2006-45 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	16,910	16,910,000
Coast Community College District GO Series 2006Z-58 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1)
3.98%(b)(c)	05/07/07	5,005	5,005,000
Coronado Community Development Agency RB Series 2005 ROC-RR-II-451 DN (AMBAC Insurance, Citibank N.A. LOC) (A-1+)
3.95%(b)(c)	05/07/07	6,900	6,900,000
El Camino Hospital Authority GO Municipal Securities Trust Certificates Series 2006A-3040 DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,380	3,380,000
Fontana Public Financing Authority for Tax Allocation RB Putters Series 2005-707 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.92%(b)(c)	05/07/07	1,980	1,980,000
Foothill Easton Transportation RB Municipal Trust Receipts Series 2006D DN (Lehman Liquidity Co. Liqudity Facility), Escrowed to Maturity (VMIG-1)
3.94%(b)(c)	05/02/07	11,975	11,975,000
Foothill-De Anza Community College GO Series 2000Y DN (Wachovia Bank N.A. LOC) (VMIG-1)
3.97%(b)(c)	05/07/07	2,775	2,775,000
Glendale Hospital RB Series 2002-590 DN (MBIA Insurance, Morgan Stanley Group LOC) (A-1+)
3.96%(c)	05/07/07	6,690	6,690,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2005-228A DN (FSA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(c)	05/07/07	10,370	10,370,000
Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2006A-7021 DN (FGIC Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	5,000	5,000,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-3059 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (A-1, AA+)

3.98%(b)(c)	05/01/07	1,800	1,800,000

Golden State Tobacco Settlement Securitization Corp. RB Municipal Securities Trust Certificates Series 2007-7045 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (A-1)

3.98%(b)(c)	05/07/07	11,900	11,900,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 ROC-RR-II-285X DN (XLCA Insurance, Citibank N.A. Liquidity Facility) (AAA)
3.95%(b)(c)	05/07/07	4,995	4,995,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 ROC-RR-II-287X DN (CITG-TCRS, Citibank N.A. Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	3,540	3,540,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-4 DN (FSA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	119	119,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006Z-5 DN (AMBAC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+)
3.98%(b)(c)	05/07/07	11	11,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	8,900	8,900,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-163 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	4,965	4,965,000
Grossmont Unified High School District RB (Stars Certificates) Series 2006-164 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	1,485	1,485,000
Grossmont-Cuyamaca Community College District GO Series 2005-1130 DN (FGIC Insurance, JPMorgan Chase & Co. Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	8,900	8,900,000
Irvine Improvement Board ACT 1915 RB (Assesment District 04-20 Project) Series 2005A DN (Kredietbank LOC) (VMIG-1, F-1+)
3.95%(c)	05/01/07	16,050	16,050,000
Irvine Public Facilities & Infrastructure Authority Lease RB (Capital Improvement Project) Series 1985 DN (State Street Bank & Trust Co. LOC) (VMIG-1)
3.80%(c)	05/07/07	1,485	1,485,000
Los Angeles Community College District GO Munitops Trust Certificates Series 2005A DN (FSA Insurance, ABN-AMRO Bank N.V. SBPA) (AAA, F-1+)
3.95%(b)(c)	05/07/07	9,830	9,830,000
Los Angeles County GO Series 2006A TRAN (SP-1+, MIG-1)
4.50%	06/29/07	15,400	15,422,435
Los Angeles County Schools GO Series 2006A TRAN (SP-1+)
4.50%	06/29/07	3,000	3,004,683
Los Angeles Department of Airports RB (Los Angeles International Airport Project) Series 2002C-1 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.80%(c)	05/07/07	3,300	3,300,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
Los Angeles Department of Water & Power RB Eagle Trust Receipts Series 2006A DN (AMBAC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	$4,355	$4,355,000
Los Angeles GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	06/29/07	15,000	15,017,524
Los Angeles Unified School District GO Munitops Trust Certificates Series 1999C DN (MBIA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.94%(b)(c)	05/07/07	1,500	1,500,000
Los Angeles Unified School District GO Munitops Trust Certificates Series 2005-36 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+, AAA)
3.69%(b)(c)	06/14/07	10,000	10,000,000
Los Angeles Unified School District GO Series 2007-9TP DN (AMBAC Insurance, Depfa Bank Plc Liquidity Facility) (A-1+, AAA)
3.94%(b)(c)	05/01/07	1,000	1,000,000
Los Angeles Unified School District GO Series 2007-1627 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.82%(b)(c)	05/01/07	6,955	6,955,000
Los Angeles Wastewater RB Lehman Trust Receipts Series 2006K-80 DN (MBIA Insurance, Lehman Liquidity Co. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/01/07	12,000	12,000,000
Los Angeles Wastewater Systems RB Series 2002A DN (FGIC Insurance, Bank of America N.A. Liquidity Facility) (A-1+)
3.93%(c)	05/07/07	5,000	5,000,000
Los Angeles Water & Power Systems RB Putters Series 2006-1262 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (A-1, AAA)
3.92%(b)(c)	05/01/07	7,840	7,840,000
Los Angeles Water & Power Systems RB Series 2002A-1 DN (National Australia Bank Ltd. SBPA, Lloyds TBS Bank Plc SBPA, Fortis Bank SBPA) (A-1+, VMIG-1)
3.82%(c)	05/07/07	3,400	3,400,000
Madera Financing Authority RB Series 2005A DN (Dexia Credit Local LOC) (A-1+)
3.96%(c)	05/01/07	2,000	2,000,000
Metropolitan Water District of Southern California Waterworks RB Series 1996A DN (AMBAC Insurance, Lloyds TSB Bank Plc SBPA) (A-1+, VMIG-1)
3.82%(c)	05/07/07	3,500	3,500,000
Metropolitan Water District of Southern California Waterworks RB Series 2000B-1 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.93%(c)	05/01/07	7,600	7,600,000
Metropolitan Water District of Southern California Waterworks RB Series 2005B-2 DN (Citibank N.A. LOC) (A-1+, VMIG-1)
3.82%(c)	05/07/07	4,200	4,200,000
Newport-Mesa Unified School District GO Municipal Securities Trust Certificates Series 2007A DN (MBIA Insurance, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1)
3.98%(b)(c)	05/07/07	3,180	3,180,000
Norwalk-LA Mirada Unified School GO Municipal Securities Trust Certificates Series 2007-3053 DN (Bear Stearns Capital Markets Guaranty, Bear Stearns Capital Markets Liquidity Facility) (VMIG-1, Aaa)
3.98%(b)(c)	05/01/07	1,270	1,270,000
Peralta Community College District GO Series 2006X-1264 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.91%(b)(c)	05/07/07	7,745	7,745,000
Pleasanton COP (Assisted Living Facilities Financing Project) Series 2005 DN (Citibank N.A. LOC) (A-1+)
3.86%(c)	05/07/07	2,500	2,500,000
Poway Unified School District GO Series 2006-171 DN (FSA Insurance, Banque Nationale de Paribas Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	2,960	2,960,000

Rancho Santiago Community College District Capital Appreciation Election 2002 GO Municipal Securities Trust Certificates Series 2006-3029 DN (FSA Insurance, Bear Stearns Capital Markets Liqudity Facility) (VMIG-1)

3.98%(b)(c)	05/07/07	5,395	5,395,000
Sacramento Financing Authority RB Series 2006Z-3 DN (FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.98%(b)(c)	05/07/07	4,189	4,189,000
Sacramento Municipal Utility District RB Macon Trust Certificates Series 2002M DN (AMBAC Insurance, Kredietbank N.V. LOC) (A-1+)
3.93%(c)	05/07/07	3,975	3,975,000
Sacramento Municipal Utility District RB MERLOTS Trust Receipts Series 2000A DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	1,100	1,100,000
San Diego County Water Authority TECP (Dexia Credit Local LOC) (A-1+, F-1+)
3.55%	05/09/07	4,500	4,500,000
3.55%	06/06/07	4,500	4,500,000
San Diego Unified School District RB Series 2004 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (AAA, A-1)
3.91%(b)(c)	05/07/07	5,195	5,195,000
San Francisco County Transportation TECP (P-1, A-1+)
3.62%	07/16/07	6,250	6,250,000
San Joaquin Hills Transportation Corridor Agency Toll Road RB Series 2006-1524 DN (MBIA Insurance, Morgan Stanley Group Liquidity Facility) (Aaa, VMIG-1)
3.93%(b)(c)	05/07/07	1,700	1,700,000
San Jose Redevelopment Agency Tax Allocation RB Putters Series 2006-1601 DN (MBIA Insurance, JPMorgan Chase & Co. Liquidity Facility) (AAA, F-1+)
3.92%(b)(c)	05/07/07	2,100	2,100,000
San Mateo County Community College District GO Series 2006-96Z DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (A-1)
3.95%(b)(c)	05/07/07	1,570	1,570,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

41

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
California (Continued)
San Mateo County Community College District GO Series 2007-1594 DN (Morgan Stanley Group Liquidity Facility) (Aa1, VMIG-1)
3.91%(b)(c)	05/07/07	$5,000	$5,000,000
San Mateo County Community College District GO Series 2007-5Z DN (MBIA Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.95%(b)(c)	05/07/07	1,000	1,000,000
San Mateo County GO Series 2006 ROC-II-R DN (MBIA Insurance, Wells Fargo Bank N.A. Liquidity Facility) (VMIG-1)
3.95%(b)(c)	05/07/07	1,000	1,000,000
Santa Clara County East Side Unified High School District GO MERLOTS Trust Receipts Series 2006B-28 DN (MBIA Insurance, Wachovia Bank N.A. SBPA) (A-1+)
3.97%(b)(c)	05/02/07	4,505	4,505,000
Sonoma County Junior College District GO Series 2006-1466 DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.91%(b)(c)	05/07/07	3,500	3,500,000
Tahoe Forest Hospital District RB (Health Facility Project) Series 2002 DN (U.S. Bank N.A. LOC) (VMIG-1)
3.96%(c)	05/01/07	5,600	5,600,000
University of California RB Lehman Trust Receipts Series 2007-K3 DN (FSA Insurance, Lehman Liquidity Co. Liquidity Facility) (Aaa, VMIG-1)
3.94%(b)(c)	05/01/07	21,440	21,440,000
University of California RB Putters Series 2006-1231 DN (MBIA Insurance, PB Capital Corp. Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/01/07	3,200	3,200,000
University of California RB Series 2006-1425 DN (AMBAC Insurance, Morgan Stanley Group Liquidity Facility) (A-1)
3.91%(c)	05/07/07	18,890	18,890,000
University of California RB Series 2007-117 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (A-1+, AAA)
3.93%(b)(c)	05/07/07	6,000	6,000,000
University of California RB Series 2007-119 DN (FSA Insurance, Bank of America N.A. Liquidity Facility) (Aaa, VMIG-1)
3.93%(b)(c)	05/01/07	6,040	6,040,000
Ventura County GO Series 2006 TRAN (SP-1+, MIG-1)
4.50%	07/02/07	15,000	15,019,648
Yosemite Community College District GO Eagle Trust Receipts Series 2005A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+, AAA)
3.96%(b)(c)	05/07/07	5,840	5,840,000

			1,026,690,865

Puerto Rico — 6.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority RB Series 2006R-709CE DN (Citigroup Financial Products Liquidity Facility, Citigroup Global Markets Holdings, Inc. Guaranty) (Aa1, VMIG-1)
3.98%(b)(c)	05/01/07	20,000	20,000,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 DN (Societe Generale Group LOC) (A-1+)
3.92%(b)(c)	05/07/07	2,600	2,600,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 1997 SGA-44 DN (Societe Generale Group LOC) (A-1+)
3.92%(b)(c)	05/07/07	3,035	3,035,000
Commonwealth of Puerto Rico Electric Power Authority RB Series 2002-1 DN (MBIA Insurance, Bank of New York SBPA) (A-1+)
3.93%(b)(c)	05/07/07	2,195	2,195,000

Commonwealth of Puerto Rico Highway & Transportation Authority RB Municipal Securities Trust Certificates Series 2007-5032 DN (Assured Guaranty Ltd. Insurance, Branch Banking & Trust Co. Liquidity Facility) (Aa1, VMIG-1)

3.60%(b)(c)	05/01/07	3,380	3,380,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007-36 DN (Multiple Insurers, The Goldman Sachs Group, Inc. Liquidity Facility) (F-1+, AAA)
3.97%(b)(c)	05/01/07	11,900	11,900,000
Commonwealth of Puerto Rico Highway & Transportation Authority RB Series 2007CE ROC-II-R-789 DN (Citigroup Financial Products Guaranty, Citigroup Financial Products Liquidity Facility) (Aa1, VMIG-1)
3.95%(b)(c)	05/07/07	5,200	5,200,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	2,990	2,990,000
Commonwealth of Puerto Rico Infrastructure Financing Authority RB Series 2007-21Z DN (AMBAC Insurance, FGIC Insurance, The Goldman Sachs Group, Inc. Liquidity Facility) (AAA, F-1+)
3.94%(b)(c)	05/01/07	7,570	7,570,000
Commonwealth of Puerto Rico RB Series 2006 TRAN (Multiple LOC’s) (SP-1+, MIG-1)
4.50%	07/30/07	9,000	9,021,668
Puerto Rico HFA RB (Capital Funding Project) Municipal Trust Receipts Series 2006K-48 DN (Lehman Liquidity Co. Liquidity Facility, HUD Loan Guaranty) (Aa3, VMIG-1)
3.98%(b)(c)	05/07/07	9,485	9,485,000

			77,376,668

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 94.8%
(Cost $1,104,067,533)			1,104,067,533

AFFILIATED INVESTMENTS — 4.5%
Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility) (AA-, F-1+)
4.12%(b)(c)	05/01/07	15,000	15,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA MONEY FUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AFFILIATED INVESTMENTS (Continued)
California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA) (A-1, AAA)
3.92%(b)(c)	05/07/07	$9,700	$9,700,000
Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA) (AAA, F-1+)
3.99%(b)(c)(d)	05/07/07	450	450,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.97%(b)(c)(d)	05/07/07	2,200	2,200,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1+)
3.97%(b)(c)(d)	05/07/07	2,740	2,740,000
Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility) (A-1+, AAA)
3.97%(b)(c)	05/07/07	2,070	2,070,000
Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility) (Aaa, VMIG-1)
3.97%(b)(c)	05/07/07	5,265	5,265,000
Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA) (A-1+, AAA)
3.92%(b)(c)	05/07/07	5,850	5,850,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA) (AA-, F-1)
3.98%(b)(c)(d)	05/07/07	2,000	2,000,000
West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility) (Aaa, VMIG-1)
3.92%(b)(c)	05/07/07	6,810	6,810,000

TOTAL AFFILIATED INVESTMENTS
(Cost $ 52,085,000)			52,085,000

TOTAL INVESTMENTS IN SECURITIES — 99.3%
(Cost $ 1,156,152,533(a))			1,156,152,533
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%			8,235,760

NET ASSETS — 100.0%			$1,164,388,293

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 53.6% of its net assets, with a current market value of $624,389,000, in securities restricted as to resale.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(d)	Security insured by an affiliate.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

43

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS — 92.5%
New York — 91.8%
Averill Park Central School District GO Series 2007 RAN
3.80%	07/26/07	$1,600	$1,600,368
Batavia City School District GO Series 2006 BAN
4.25%	11/02/07	2,401	2,407,955
Binghamton GO Series 2007 BAN
3.75%	03/28/08	900	900,082
Canandaigua City School District GO Series 2006 BAN (State Aid Withholding LOC)
4.00%	10/18/07	1,700	1,703,436
Catskill Central School District GO Series 2006 BAN (State Aid Withholding LOC)
4.25%	06/28/07	1,000	1,001,024
Cayuga County Hospital Improvement Corp. Lehman COP Series 200D-L1 DN (Lehman Liquidity Co. SBPA) (A-1+)
3.98%(b)(c)	05/07/07	2,810	2,810,000
Columbia University Dormitory RB Municipal Trust Receipts Series 2006P-44U DN (Lehman Liquidity Co. Liquidity Facility) (A-1, VMIG-1)
3.95%(b)(c)	05/07/07	3,280	3,280,000
Erie County Civic Facilities IDRB (Hauptman-Woodward Project) Series 2004 DN (KeyBank N.A. LOC)
4.01%(c)	05/07/07	2,300	2,300,000
Erie County IDRB (Orchard Park CCRC, Inc. Project) Series 2006B DN (Sovereign Bank LOC, Citizens Financial Group LOC) (A-1+)
3.95%(c)	05/07/07	600	600,000
Fayetteville-Manlius Central School District GO Series 2006 BAN
4.00%	11/02/07	400	400,783
Franklin County IDA Civic Facility RB (Paul Smith’s College Project) Series 1998 DN (KeyBank N.A. LOC)
4.01%(c)	05/07/07	2,530	2,530,000
Harrison GO Series 2006 BAN
4.00%	06/21/07	300	300,165
Hempstead Town IDA Civic Facility RB (Hebrew Academy Project) Series 2006 DN (Sovereign Bank LOC, KBC Bank N.V. LOC) (A-1+)
3.93%(c)	05/07/07	5,995	5,995,000
Hudson Yards Infrastructure Corp. RB Eagle Series 2007A DN (FGIC Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1)
3.97%(b)(c)	05/07/07	2,600	2,600,000
Ithaca City School District GO Series 2006 RAN
4.38%	06/29/07	1,900	1,901,888
Katonah Lewisboro Unified Free School District GO Series 2006 BAN
4.50%	07/20/07	3,050	3,054,827
Liberty Development Corp. RB Series 2006-1251 DN (Morgan Stanley Group SBPA) (VMIG-1)
3.96%(b)(c)	05/07/07	13,700	13,700,000
Long Island Power Authority RB Munitops Trust Certificates Series 2006-15 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (F-1+)
3.97%(b)(c)	05/07/07	7,500	7,500,000
Lyncourt UFSD Series 2006 BAN
4.00%	11/21/07	2,050	2,054,423
Metropolitan Transportation Authority RB Series 2005 DN (Fortis Bank LOC) (VMIG-1)
3.96%(c)	05/07/07	10,150	10,150,000
Metropolitan Transportation Authority (ABN-AMRO Bank N.V. LOC) (P-1)
3.65%	07/10/07	10,000	10,000,000
Metropolitan Transportation Authority GO Series 2004A-1 DN (XLCA Insurance, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	8,680	8,680,000
Metropolitan Transportation Authority GO Series 2004A-3 DN (XLCA Guaranty, Depfa Bank Plc SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	12,620	12,620,000
Metropolitan Transportation Authority RB (Dedicated Tax Fund Project) Series 2002B DN (FSA Insurance, Dexia Credit Local SBPA) (A-1+)
3.90%(c)	05/07/07	4,000	4,000,000
Metropolitan Transportation Authority RB Series 2002F DN (AMBAC Insurance, Bank of New York SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	5,664	5,664,500
Milo GO Series 2006 BAN
3.75%	11/21/07	900	900,040
Monroe County IDA Civic Facility RB (Monroe Community College Project) Series 2006A DN (JPMorgan Chase & Co. LOC) (VMIG-1)
3.90%(c)	05/07/07	2,295	2,295,000
Monroe County IDA Civic Facility RB (Sigal Center Project) Series 2004 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	1,600	1,600,000
Monroe County IDA Civic Facility RB (YMCA of Greater Rochester Project) Series 2004 DN (M&T Bank Corp. LOC) (A-1)
4.02%(c)	05/07/07	2,575	2,575,000
Mount Vernon School District GO Series 2007 RAN
4.00%	08/22/07	800	800,756
Nassau County IDA Civic Facility RB (North Shore Hebrew Academy Project) Series 2005 DN (Sovereign Bank LOC, Comerica Bank N.A. LOC) (VMIG-1)
3.94%(c)	05/07/07	2,500	2,500,000
New Rochelle City School District GO Series 2006 TAN
4.38%	06/29/07	3,500	3,503,425
New Rochelle City School District GO Series 2007 BAN (MIG-1)
4.00%	04/25/08	600	601,989
New York City Convention Center RB Series 2006-0004 DN (AMBAC Insurance, U.S. Bank N.A. Liquidity Facility) (VMIG-1)
3.94%(b)(c)	05/07/07	10,700	10,700,000
New York City GO Municipal Certificates Series 2005-22 DN (FSA Insurance, Landesbank Hessen-Thuringen Girozentrale Liquidity Facility) (A-1+)
3.95%(b)(c)	05/07/07	1,015	1,015,000
New York City GO Putters Series 2006-1299 DN (FSA Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	5,355	5,355,000
New York City GO Putters Series 2006-1318 DN (AMBAC Insurance, JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	1,995	1,995,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
New York City GO Series 1996J-2 DN (WestLB AG LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	$7,500	$7,500,000
New York City GO Series 1996J-3 DN (Morgan Guaranty Trust LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	3,200	3,200,000
New York City GO Series 2002C-3 DN (Banque Nationale de Paribas LOC) (A-1+, VMIG-1)
3.90%(c)	05/07/07	7,500	7,500,000
New York City GO Series 2005E-3 DN (Bank of America N.A. LOC) (A-1+, VMIG-1)
3.92%(c)	05/07/07	700	700,000
New York City GO Series 2006-1454 DN (Morgan Stanley Group Liquidity Facility) (A-1)
3.99%(b)(c)	05/07/07	7,030	7,030,500
New York City GO Series 2006I-4 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.97%(c)	05/07/07	5,000	5,000,000
New York City GO Series 2006I-7 DN (Bank of New York LOC) (A-1+, VMIG-1)
3.98%(c)	05/07/07	11,000	11,000,000
New York City GO Trust Receipts Series 2002-725X DN (FSA Insurance, Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	9,644	9,643,750
New York City IDA Civic Facilities RB (Abraham Joshua Heschel Project) Series 2002 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	2,000	2,000,000
New York City IDA Civic Facilities RB (The Birch Wathen Lenox School Project) Series 2004 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.94%(c)	05/07/07	2,625	2,625,000
New York City IDA Civic Facilities RB (French Institute Alliance Project) Series 2005 DN (M&T Bank Corp. LOC) (VMIG-1)
3.99%(c)	05/07/07	2,340	2,340,000
New York City IDA Civic Facilities RB (Hewitt School Project) Series 2002 DN (Allied Irish Bank Plc LOC) (VMIG-1)
3.94%(c)	05/07/07	1,600	1,600,000
New York City IDRB Series 2006-523CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.97%(b)(c)	05/07/07	2,200	2,200,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1226 DN (Morgan Stanley Group Liquidity Facility) (VMIG-1)
3.96%(b)(c)	05/07/07	8,700	8,700,000
New York City Municipal Finance Authority Water & Sewer System RB Putters Series 2006-1263 DN (FSA Insurance, PB Capital Corp. Liquidity Facility) (A-1)
3.96%(b)(c)	05/07/07	5,855	5,855,000
New York City Municipal Water Finance Authority RB (Water & Sewer Systems Project) Series 2002C-1 DN (State Street Bank & Trust LOC) (A-1+, VMIG-1)
4.08%(c)	05/01/07	4,800	4,800,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2000 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	9,900	9,900,000
New York City Transitional Finance Authority Financing RB Eagle Trust Receipts Series 2001 DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	3,300	3,300,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1998A-1 DN (WestLB AG SBPA) (A-1+, VMIG-1)
3.91%(c)	05/07/07	14,800	14,800,000
New York City Transitional Finance Authority RB (Future Tax Secured Project) Series 1999B-3 DN (Bank One N.A. LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	900	900,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3 DN (Bank of New York SBPA) (A-1+, VMIG-1)
3.90%(c)	05/07/07	9,100	9,100,000
New York City Transitional Finance Authority RB Series 2001C DN (Landesbank Baden-Wurttenberg Girozentrale Liquidity Facility) (A-1+, VMIG-1)
3.90%(c)	05/07/07	10,000	10,000,000
New York City Transitional Finance Authority RB Series 2002-2B DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	1,400	1,400,000
New York City Transitional Finance Authority RB Series 2002-2C DN (Lloyds TSB Bank Plc LOC) (A-1+, VMIG-1)
3.91%(c)	05/07/07	2,600	2,600,000
New York City Transitional Finance Authority RB Series 2003-2D DN (Lloyds TSB Bank Plc Liquidity Facility) (A-1+, VMIG-1)
3.90%(c)	05/07/07	1,900	1,900,000
New York City Transitional Finance Authority RB Series 2006 BAN (SP-1+, MIG-1)
4.25%	06/29/07	3,100	3,103,103
New York City Water & Sewer RB Munitops Trust Certificates Series 2006-3 DN (XLCA Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.97%(b)(c)	05/07/07	8,330	8,330,000
New York Dormitory Authority RB (Glen Eddy, Inc. Project) Series 2000 DN (Fleet National Bank LOC) (A-1)
3.92%(c)	05/07/07	11,180	11,180,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2F DN (JPMorgan Chase & Co. SBPA) (A-1+)
3.90%(c)	05/07/07	4,065	4,065,000
New York Dormitory Authority RB (Mental Health Services Facilities Project) Series 2003D-2G DN (Bank of Nova Scotia LOC) (A-1)
3.90%(c)	05/07/07	7,100	7,100,000
New York Dormitory Authority RB MERLOTS Trust Receipts Series 2003 DN (FGIC Insurance, Wachovia Bank N.A. SBPA) (VMIG-1)
3.99%(b)(c)	05/07/07	7,150	7,150,000
New York Dormitory Authority RB Series 2001D DN (MBIA Insurance, Bank of America N.A. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	1,900	1,900,000
New York Dormitory Authority RB Series 2005B DN (Bayerische Landesbank Girozentrale LOC) (A-1+, VMIG-1)
3.90%(c)	05/07/07	7,500	7,500,000
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

45

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003A DN (Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	$5,710	$5,710,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003R-2014-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	2,640	2,640,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Eagle Trust Receipts Series 2003R-4001-ROC-II DN (Citibank N.A. Liquidity Facility) (VMIG-1)
3.97%(b)(c)	05/07/07	1,585	1,585,000
New York Environmental Facilities Corp. Clean Water & Drinking RB MERLOTS Trust Receipts Series 2004B DN (Wachovia Bank N.A. SBPA) (A-1)
3.99%(b)(c)	05/07/07	5,375	5,375,000
New York Environmental Facilities Corp. Clean Water & Drinking RB Putters Series 2006-1372 DN (JPMorgan Chase & Co. Liquidity Facility) (A-1+)
3.96%(b)(c)	05/07/07	7,735	7,735,000
New York GO Municipal Trust Receipts Series 2006-P36U DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.98%(b)(c)	05/07/07	3,545	3,545,000
New York Housing Finance Agency RB (Tribeca Green Housing Project) Series 2003A DN (Landesbank Hessen-Thuringen Girozentrale LOC) (VMIG-1)
3.85%(c)	05/07/07	17,000	17,000,000
New York Housing Finance Agency RB Series 2003E DN (Banque Nationale de Paribas LOC) (A-1+, F1+)
3.90%(c)	05/07/07	2,100	2,100,000
New York Municipal Water Finance Authority TECP (P-1)
3.72%	07/17/07	5,000	5,000,000
New York Power Authority GO Series 1985 DN (Dexia LOC) (A-1+, VMIG-1)
3.65%(c)	05/07/07	1,000	1,000,000
New York Power Authority GO Series 1985 MB (Dexia Bank LOC) (A-1+, MIG-1)
3.65%(c)	09/04/07	5,100	5,100,000
New York Power Authority TECP (P-1)
3.65%	05/07/07	6,000	6,000,000
New York State Thruway Authority State Personal Income Tax RB Municipal Trust Receipts Series 2006-K53 DN (Lehman Liquidity Co. Liquidity Facility) (A-1)
3.95%(b)(c)	05/07/07	4,700	4,700,000
New York Tollway Authority Second General Highway & Bridge Trust Fund RB Series 2006-1413 DN (AMBAC Insurance, JPMorgan Chase & Co. SBPA) (A-1+)
3.96%(b)(c)	05/07/07	3,490	3,490,000
North Syracuse Central School District GO Series 2006 RAN
4.50%	06/22/07	2,000	2,002,114
North Tonawanda GO Series 2007 TAN
4.00%	06/20/07	600	600,293
Oneida County IDRB (Preswick Glen Civic Facility Project) Series 2006 DN (Sovereign Bank LOC, Lloyds TSB Bank Plc LOC) (A-1+)
3.92%(c)	05/07/07	15,000	15,000,000
Onondaga County IDA Civic Facility RB (Crouse Health Hospital Project) Series 2003A DN (M&T Bank Corp. LOC) (VMIG-1)
4.01%(c)	05/07/07	3,000	3,000,000
Onondaga County IDA Civic Facility RB (YMCA Greater Syracuse Project) Series 2003A DN (HSBC Bank Plc LOC)
4.01%(c)	05/07/07	3,900	3,900,000
Ontario County Civic Facilities RB (Finger Lakes Project) Series 2006A DN (Citizens Financial Group LOC) (VMIG-1)
3.92%(c)	05/07/07	4,000	4,000,000
Orange County IDA Civic Facilities RB (Cornwall Hospital Project) Series 2006 DN (Keybank N.A. LOC) (VMIG-1)
3.99%(c)	05/07/07	4,000	4,000,000
Ramapo Housing Authority RB (Fountainview College Road Project) Series 1998 DN (VMIG-1)
3.97%(c)	05/07/07	6,970	6,970,000
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A DN (M&T Bank Corp. LOC) (VMIG-1)
4.01%(c)	05/07/07	2,600	2,600,000
Rockland County GO Series 2007C BAN
3.88%	10/04/07	400	400,297
Rockland County IDRB (Northern River Assisted Living Project) Series 1999 DN (M&T Bank Corp. LOC) (VMIG-1)
3.97%(c)	05/07/07	7,200	7,200,000
Rome City School District GO Series 2006 BAN
4.50%	07/27/07	5,100	5,108,315
Schenectady County IDA Civic Facility RB (Sunnyview Project) Series 2003B DN (KeyBank N.A. LOC) (VMIG-1)
3.96%(c)	05/07/07	2,390	2,390,000
Suffolk County Water Authority GO Series 2003 BAN
3.90%(c)	05/02/07	11,700	11,700,000
Syosset New York Central School District GO Series 2006 TAN
4.50%	06/28/07	7,500	7,509,775
Tobacco Settlement Financing Corp. RB Series 2003A-1 MB (AA-, A1)
5.00%	06/01/07	3,885	3,889,711
Tobacco Settlement Financing Corp. RB Series 2003B-1 MB (AA-, A1)
4.00%	06/01/07	400	400,198
Tonawanda School District GO Series 2007 RAN
4.00%	10/24/07	700	700,989
Triborough Bridge & Tunnel Authority RB Eagle Trust Receipts Series 2003A DN (FGIC Insurance, Citibank N.A. Liquidity Facility) (A-1+)
3.98%(b)(c)	05/07/07	2,000	2,000,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

NEW YORK MONEY FUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
MUNICIPAL BONDS (Continued)
New York (Continued)
Triborough Bridge & Tunnel Authority RB Munitops Trust Certificates Series 2002-14 DN (AMBAC Insurance, ABN-AMRO Bank N.V. SBPA) (VMIG-1)
3.96%(b)(c)	05/07/07	$9,240	$9,240,000
Triborough Bridge & Tunnel Authority RB Series 2002F DN (ABN-AMRO Bank N.V. LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	500	500,000
Triborough Bridge & Tunnel Authority RB Series 2005B-3 DN (Bank of America N.A. SBPA) (A-1+, VIMG-1)
3.96%(c)	05/07/07	7,000	7,000,000
Triborough Bridge & Tunnel Authority RB Series 2006 DN (Dexia Credit Local LOC) (A-1+, VMIG-1)
3.88%(c)	05/07/07	2,970	2,970,000
Triborough Bridge & Tunnel Authority RB Series 2006B-4 DN (Landesbank Baden-Wurttenberg Girozentrale SBPA) (A-1+, VMIG1)
3.90%(c)	05/07/07	5,000	5,000,000
TSASC, Inc. RB Series 2006-519CE ROC-RR-II-R DN (Citibank N.A. Liquidity Facility, Citigroup, Inc. Guaranty) (VMIG-1)
3.98%(b)(c)	05/07/07	5,750	5,750,000
Uslter County GO Series 2006 BAN
4.00%	11/21/07	4,099	4,108,743
Vestal Central School District GO Series 2006 BAN
4.25%	06/21/07	12,000	12,009,925
Watertown GO Series 2007 BAN
4.25%	02/27/08	400	401,787

			528,850,161

Puerto Rico — 0.7%
Commonwealth of Puerto Rico Infrastructure Financing Authority RB MERLOTS Trust Receipts Series 2005A-21 MB (AMBAC Insurance, Wachovia Bank N.A. SBPA) (MIG-1)
3.60%(b)(c)	05/15/07	3,975	3,975,000

TOTAL MARKET VALUE OF SECURITIES BEFORE AFFILIATED INVESTMENTS — 92.5%
(Cost $532,825,161)			532,825,161

AFFILIATED INVESTMENTS — 7.0%
New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility) (A-1+)
3.94%(b)(c)	05/07/07	9,860	9,860,000
New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC) (F-1+)
3.97%(b)(c)	05/07/07	5,320	5,320,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA) (A-1+)
3.97%(b)(c)	05/07/07	17,495	17,495,000
Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility) (A-1)
4.01%(b)(c)	05/07/07	7,495	7,495,000

TOTAL AFFILIATED INVESTMENTS
(Cost $40,170,000)			40,170,000

TOTAL INVESTMENTS IN SECURITIES — 99.5%
(Cost $572,995,161(a))			$572,995,161
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%			2,713,920

NET ASSETS — 100.0%			$575,709,081

(a)	Aggregate cost for federal income tax purposes.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors. As of April 30, 2007, the Fund held 37.3% of its net assets, with a current market value of $214,543,750, in securities restricted as to resale.
(c)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

47

BLACKROCK LIQUIDITY FUNDS

Key to Investment Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CDC	CDC Funding Group
COP	Certificates of Participation
DN	Demand Note (Variable Rate)
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
ISD	Independent School District
LLC	Limited Liability Co.
LLP	Limited Liability Partnership
LOC	Letter of Credit
MB	Municipal Bond
MBIA	Municipal Bond Insurance Association
MERLOTS	Municipal Exempt Receipts-Liquidity Option Tender
PCRB	Pollution Control Revenue Bond
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
SBPA	Stand-by Bond Purchase Agreement
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note
XLCA	XL Capital Assurance

The ratings of the investments in the various Funds provided by the Fitch Investors Service, Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Service are believed to be the most recent ratings available at April 30, 2007.

48

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BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2007 (UNAUDITED)	TEMPFUND	TEMPCASH	FEDFUND		MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
ASSETS
Investments at value—unaffiliated[1]	$35,391,450,486	$9,718,077,256	$2,920,473,270	[3]	$2,080,561,749	$1,262,441,457	$1,104,067,533	$532,825,161
Investments at value—affiliated[2]	345,600,000	52,000,000	—		101,395,000	75,495,000	52,085,000	40,170,000
Cash	—	6,023,112	—		—	39,697	16,495	83,032
Capital shares sold receivable	—	—	—		1	—	—	—
Interest receivable	66,762,566	30,934,739	13,576,102		19,854,116	7,642,193	10,530,692	5,457,926
Prepaid expenses	263,165	107,651	88,916		85,169	44,557	23,548	16,552

TOTAL ASSETS	35,804,076,217	9,807,142,758	2,934,138,288		2,201,896,035	1,345,662,904	1,166,723,268	578,552,671

LIABILITIES
Cash overdraft	13,431,642	—	11,986,976		168,398	—	—	—
Investments purchased payable	—	—	—		—	20,000,000	—	1,600,368
Management fees payable	4,766,682	1,341,353	447,367		352,641	222,050	170,123	84,619
Distributions payable	91,372,992	20,884,627	6,906,621		3,811,445	2,300,653	1,973,968	1,032,888
Custodian fees payable	209,105	103,855	40,827		17,553	13,442	6,722	7,241
Transfer agent fees payable	188,561	65,356	14,350		5,383	3,914	178	253
Shareholder servicing fees payable	2,767,515	188,356	236,394		284,761	22,355	137,000	93,306
Distribution fees payable	245,867	7	13,581		7,640	4	12,653	1,587
Officers’ and trustees’ fees payable	108,214	12,927	9,584		8,605	4,213	3,799	1,708
Other accrued expenses payable	453,028	322,945	78,967		45,193	41,056	30,532	21,620

TOTAL LIABILITIES	113,543,606	22,919,426	19,734,666		4,701,619	22,607,687	2,334,975	2,843,590

NET ASSETS	$35,690,532,611	$9,784,223,332	$2,914,403,622		$2,197,194,416	$1,323,055,217	$1,164,388,293	$575,709,081

[1]Cost of investments—unaffiliated	$35,391,450,486	$9,718,077,256	$2,920,473,270		$2,080,561,749	$1,262,441,457	$1,104,067,533	$532,825,161
[2]Cost of investments—affiliated	345,600,000	52,000,000	—		101,395,000	75,495,000	52,085,000	40,170,000
[3]Consists primarily or entirely of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations
NET ASSETS CONSISTED OF:
Capital Paid-in .	$35,694,086,121	$9,786,489,717	$2,914,415,675		$2,197,221,568	$1,323,324,757	$1,164,359,796	$575,681,940
Undistributed net investment income	—	—	—		2,304	10,030	—	—
Accumulated net realized gain (loss) on investment transactions	(3,553,510)	(2,266,385)	(12,054)		(29,456)	(279,570)	28,497	27,141

NET ASSETS	$35,690,532,611	$9,784,223,332	$2,914,403,621		$2,197,194,416	$1,323,055,217	$1,164,388,293	$575,709,081

50

BLACKROCK LIQUIDITY FUNDS

	TEMPFUND	TEMPCASH	FEDFUND	MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
Institutional Shares:
Net Assets	$25,136,313,913	$8,841,483,950	$2,048,406,351	$1,179,900,137	$1,230,082,744	$795,185,036	$338,658,440
Shares outstanding, unlimited number of shares authorized, $0.001 par value	25,139,108,562	8,843,577,776	2,048,443,294	1,179,859,803	1,230,354,043	795,163,166	338,316,083
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Dollar Shares:
Net Assets	$5,094,421,232	$935,392,313	$396,673,595	$79,209,461	$92,972,473	$55,821,668	$8,033,281
Shares outstanding, unlimited number of shares authorized, $0.001 par value	5,095,004,724	935,566,677	396,647,239	79,209,156	92,974,175	55,815,503	8,027,304
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Cash Management Shares:
Net Assets	$531,976,526	$160,954	$—	$54,596,517	$—	$15,542,514	$13,343,334
Shares outstanding, unlimited number of shares authorized, $0.001 par value	532,000,280	160,953	—	54,594,232	—	15,542,171	13,340,187
Net Asset Value	$1.00	$1.00	$—	$1.00	$—	$1.00	$1.00
Cash Reserve Shares:
Net Assets	$16,607,313	$—	$1,506,986	$—	$—	$—	$—
Shares outstanding, unlimited number of shares authorized, $0.001 par value	16,605,101	—	1,507,048	—	—	—	—
Net Asset Value	$1.00	$—	$1.00	$—	$—	$—	$—
Administration Shares:
Net Assets	$1,888,914,813	$7,186,115	$52,074,460	$375,923,553	$—	$5,486,920	$12,847,227
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,889,068,241	7,184,311	52,074,459	375,870,251	—	5,486,123	12,833,774
Net Asset Value	$1.00	$1.00	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Shares:
Net Assets	$872,034,787	$—	$45,146,353	$24,997,214	$—	$43,778,788	$5,026,593
Shares outstanding, unlimited number of shares authorized, $0.001 par value	872,039,917	—	45,146,556	24,996,584	—	43,771,486	5,023,232
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$13,732,270	$—	$2,185	$2,224	$—	$2,176	$226,259
Shares outstanding, unlimited number of shares authorized, $0.001 par value	13,731,017	—	2,189	2,230	—	2,176	226,253
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Private Client Shares:
Net Assets	$1,682,792,877	$—	$319,322,664	$278,128,531	$—	$224,399,970	$177,267,660
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,682,801,887	—	319,323,817	278,111,237	—	224,360,967	177,168,499
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00
Bear Stearns Premier Shares:
Net Assets	$453,738,880	$—	$51,271,027	$204,436,779	$—	$24,171,221	$20,306,287
Shares outstanding, unlimited number of shares authorized, $0.001 par value	453,726,392	—	51,271,071	204,416,981	—	24,166,178	20,301,158
Net Asset Value	$1.00	$—	$1.00	$1.00	$—	$1.00	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

51

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	TEMPFUND	TEMPCASH	FEDFUND
Investment income:
Interest	$947,115,889	$267,282,214	$81,455,496
Interest from affiliates (Note C)	6,230,690	1,395,124	711,238

Total investment income	953,346,579	268,677,338	82,166,734

Expenses:
Management fees	32,477,582	11,004,699	3,979,998
Custodian fees	1,202,634	356,791	119,780
Transfer agent fees	1,164,463	335,169	138,940
Shareholder servicing fees—class specific	15,668,429	1,124,817	1,596,187
Distribution fees—class specific	4,492,602	—	652,744
Legal and audit fees	281,168	93,485	36,714
Printing fees	160,885	45,937	14,887
Registration fees and expenses	68,936	18,217	29,722
Officers’ and trustees’ fees	278,766	62,160	24,821
Other	301,722	105,969	41,897

Total expenses	56,097,187	13,147,244	6,635,690

Less management fees waived (Note C)	(4,051,344)	(3,033,582)	(1,268,630)
Less custody fees paid indirectly (Note C)	(74,722)	—	—
Less fees paid indirectly (Note C)	(17,074)	(4,750)	(1,489)
Less shareholder servicing fees waived—class specific (Note C)	(663,064)	—	(145,002)
Less distribution fees waived—class specific (Note C)	(3,067,229)	—	(572,310)

Net expenses	48,223,754	10,108,912	4,648,259

Net investment income	905,122,825	258,568,426	77,518,475
Net realized gain (loss) from:
Investment transactions	(42,991)	(44,612)	—
Affiliated transactions	—	—	—

	(42,991)	(44,612)	—

Net increase in net assets resulting from operations	$905,079,834	$258,523,814	$77,518,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

52

BLACKROCK LIQUIDITY FUNDS

MUNIFUND	MUNICASH	CALIFORNIA MONEY FUND	NEW YORK MONEY FUND
$46,876,314	$22,930,705	$20,636,610	$9,672,051
2,438,594	1,663,155	1,115,242	731,199

49,314,908	24,593,860	21,751,852	10,403,250

4,123,457	2,247,487	2,277,513	1,079,516
89,092	54,800	38,389	23,163
109,135	51,199	64,017	31,865
1,798,800	111,865	842,710	517,610
669,072	—	486,671	312,549
35,054	24,917	24,046	21,045
12,369	5,896	5,595	2,535
31,675	23,267	10,132	6,588
21,741	10,154	9,433	4,250
26,728	14,124	10,840	6,924

6,917,123	2,543,709	3,769,346	2,006,045

(1,739,064)	(1,098,070)	(1,208,768)	(599,858)
(17,584)	(6,056)	(8,623)	(875)
(1,259)	(661)	(603)	(286)
(187,067)	—	(101,586)	(65,839)
(622,400)	—	(416,159)	(305,780)

4,349,749	1,438,922	2,033,607	1,033,407

44,965,159	23,154,938	19,718,245	9,369,843
(31,764)	127,962	25,904	6,467
2,308	83,934	—	—

(29,456)	211,896	25,904	6,467

$44,935,703	$23,366,834	$19,744,149	$9,376,310

53

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	TEMPFUND		TEMPCASH
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$905,122,825	$1,564,251,287	$258,568,426	$587,356,006
Net gain (loss) on investments	(42,991)	1,259,422	(44,612)	808,527

Net increase in net assets resulting from operations	905,079,834	1,565,510,709	258,523,814	588,164,533

Distributions to shareholders from:
Net investment income:
Institutional Shares	(647,365,307)	(1,170,421,389)	(235,568,238)	(555,133,189)
Dollar Shares	(129,734,851)	(203,745,386)	(22,667,371)	(31,458,015)
Cash Management Shares	(10,749,130)	(13,450,676)	(2,141)	(1,994)
Cash Reserve Shares	(429,582)	(1,875,502)	—	—
Administration Shares	(48,290,254)	(74,634,676)	(330,676)	(762,362)
Bear Stearns Shares	(18,379,402)	(29,917,432)	—	—
Bear Stearns Premier Choice Shares	(407,707)	(567,580)	—	(9)
Bear Stearns Private Client Shares	(39,412,927)	(54,623,561)	—	—
Bear Stearns Premier Shares	(10,353,665)	(15,015,085)	—	(437)

Total distributions from net investment income	(905,122,825)	(1,564,251,287)	(258,568,426)	(587,356,006)

Capital share transactions (Note D)	94,733,112	7,555,050,216	(836,725,569)	(1,552,678,785)

Total increase (decrease) in net assets	94,690,121	7,556,309,638	(836,770,181)	(1,551,870,258)
Net assets:
Beginning of period	35,595,842,490	28,039,532,852	10,620,993,513	12,172,863,771

End of period	$35,690,532,611	$35,595,842,490	$9,784,223,332	$10,620,993,513

End of period undistributed net investment income	$—	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

54

BLACKROCK LIQUIDITY FUNDS

FEDFUND		MUNIFUND		MUNICASH
SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
$77,518,475	$154,392,485	$44,965,159	$81,576,936	$23,154,938	$49,253,381
—	—	(29,456)	235,929	211,896	(224,451)

77,518,475	154,392,485	44,935,703	81,812,865	23,366,834	49,028,930

(56,052,337)	(113,702,966)	(27,803,447)	(50,725,779)	(21,703,732)	(47,459,280)
(10,428,636)	(21,405,041)	(1,504,001)	(2,503,251)	(1,444,379)	(1,783,682)
—	—	(962,121)	(1,146,749)	—	—
(50,882)	(95,349)	—	—	—	—
(1,365,596)	(3,116,432)	(6,830,801)	(15,420,096)	(6,827)	(1,366)
(1,004,582)	(1,945,617)	(351,960)	(558,500)	—	—
(53)	(97)	(36)	(65)	—	(7)
(7,360,766)	(11,467,225)	(4,498,063)	(6,165,813)	—	—
(1,255,623)	(2,659,758)	(3,014,730)	(5,056,683)	—	(6)

(77,518,475)	(154,392,485)	(44,965,159)	(81,576,936)	(23,154,938)	(49,244,341)

(398,507,229)	200,177,320	(176,964,516)	(710,990,163)	(1,530,862)	(916,177,126)

(398,507,229)	200,177,320	(176,993,972)	(710,754,234)	(1,318,966)	(916,392,537)
3,312,910,850	3,112,733,530	2,374,188,388	3,084,942,622	1,324,374,183	2,240,766,720

$2,914,403,621	$3,312,910,850	$2,197,194,416	$2,374,188,388	$1,323,055,217	$1,324,374,183

$—	$—	$2,304	$2,304	$10,030	$10,030

55

BLACKROCK LIQUIDITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	CALIFORNIA MONEY FUND		NEW YORK MONEY FUND
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$19,718,245	$26,370,174	$9,369,843	$15,043,294
Net gain (loss) on investments	25,904	172,566	6,467	309,020

Net increase in net assets resulting from operations	19,744,149	26,542,740	9,376,310	15,352,314

Distributions to shareholders from:
Net investment income:
Institutional Shares	(14,333,071)	(19,513,704)	(6,014,705)	(9,970,513)
Dollar Shares	(915,386)	(1,271,692)	(110,492)	(172,645)
Cash Management Shares	(177,390)	(26,999)	(185,744)	(203,970)
Administration Shares	(89,331)	(125,720)	(264,330)	(497,289)
Bear Stearns Shares	(511,655)	(718,541)	(50,566)	(88,337)
Bear Stearns Premier Choice Shares	(33)	(62)	(3,589)	(2,923)
Bear Stearns Private Client Shares	(3,369,919)	(4,259,946)	(2,553,003)	(3,942,213)
Bear Stearns Premier Shares	(321,460)	(454,439)	(187,414)	(165,404)

Total distributions from net investment income	(19,718,245)	(26,371,103)	(9,369,843)	(15,043,294)

Capital share transactions (Note D)	(3,582,310)	384,893,900	80,384,641	76,713,061

Total increase (decrease) in net assets	(3,556,406)	385,065,537	80,391,108	77,022,081
Net assets:
Beginning of period	1,167,944,699	782,879,162	495,317,973	418,295,892

End of period	$1,164,388,293	$1,167,944,699	$575,709,081	$495,317,973

End of period undistributed net investment income	$—	$—	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

56

[THIS PAGE INTENTIONALLY LEFT BLANK.]

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
TEMPFUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0257	0.0470	0.0276	0.0109	0.0113	0.0186
Dividends to shareholders from net investment income	(0.0257)	(0.0470)	(0.0276)	(0.0109)	(0.0113)	(0.0186)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.60%[3]	4.81%	2.80%	1.09%	1.14%	1.88%
Ratios/Supplemental data:
Net assets, end of period (000)	$25,136,314	$25,788,255	$20,229,031	$17,452,337	$20,081,053	$19,871,753
Ratio of net expenses to average net assets	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average daily net assets (including custody credits)	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of expenses to average net assets (excluding waivers)	0.20%[4]	0.20%	0.21%	0.21%	0.20%	0.18%
Ratio of net investment income to average daily net assets	5.16%[4]	4.78%	2.78%	1.09%	1.15%	1.88%

	DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0245	0.0445	0.0252	0.0084	0.0088	0.0161
Dividends to shareholders from net investment income	(0.0245)	(0.0445)	(0.0252)	(0.0084)	(0.0088)	(0.0161)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.48%[3]	4.55%	2.54%	0.84%	0.89%	1.62%
Ratios/Supplemental data:
Net assets, end of period (000)	$5,094,421	$4,971,729	$4,212,168	$3,665,117	$3,818,036	$4,309,354
Ratio of net expenses to average net assets	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average daily net assets (including custody credits)	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.45%[4]	0.45%	0.46%	0.46%	0.45%	0.43%
Ratio of net investment income to average daily net assets	5.07%[4]	4.44%	2.57%	0.83%	0.90%	1.63%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

58

BLACKROCK LIQUIDITY FUNDS

	CASH MANAGEMENT SHARES						CASH RESERVE SHARES[5]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06			YEAR ENDED OCTOBER 31
TEMPFUND		2006	2005	2004	2003[1]	2002[1]			10/04/05 - 10/31/05	11/01/03 - 12/15/03	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0420	0.0227	0.0059	0.0063	0.0136	0.0238	0.0430	0.0025	0.0007	0.0067	0.0146
Dividends to shareholders from net investment income	(0.0233)	(0.0420)	(0.0227)	(0.0059)	(0.0063)	(0.0136)	(0.0238)	(0.0430)	(0.0025)	(0.0007)	(0.0067)	(0.0146)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.28%	2.29%	0.59%	0.63%	1.37%	2.40%[3]	4.39%	0.24%[3]	0.07%[3]	0.76%	1.47%
Ratios/Supplemental data:
Net assets, end of period (000)	$531,977	$358,944	$282,475	$192,325	$147,693	$65,140	$16,607	$17,173	$3,723	$—	$6,622	$178,398
Ratio of net expenses to average net assets	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%[4]	0.58%	0.58%[4]	0.58%[4]	0.58%	0.58%
Ratio of expenses to average daily net assets (including custody credits)	0.68%[4]	0.68%	0.68%	0.68%	0.68%	0.68%	0.58%[4]	0.58%	0.58%[4]	0.58%[4]	0.58%	0.58%
Ratio of expenses to average daily net assets (excluding waivers)	0.70%[4]	0.70%	0.71%	0.71%	0.70%	0.68%	0.60%[4]	0.61%	0.62%[4]	0.60%[4]	0.60%	0.58%
Ratio of net investment income to average daily net assets	4.77%[4]	4.24%	2.38%	0.58%	0.57%	1.34%	5.21%[4]	4.38%	3.34%[4]	0.54%[4]	0.94%	1.47%

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003 and December 16, 2003 to October 3, 2005.

59

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	ADMINISTRATION SHARES						BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,2]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,3]
TEMPFUND		2006	2005	2004	20031			2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0252	0.0460	0.0267	0.0099	0.0103	0.0095	0.0217	0.0388	0.0195	0.0032	0.0034	0.0041
Dividends to shareholders from net investment income	(0.0252)	(0.0460)	(0.0267)	(0.0099)	(0.0103)	(0.0095)	(0.0217)	(0.0388)	(0.0195)	(0.0032)	(0.0034)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[4]	2.55%[5]	4.70%	2.70%	0.99%	1.04%	1.66%[5]	2.19%	5 3.95%	1.96%	0.32%	0.34%	0.91%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,888,915	$1,763,132	$1,261,354	$1,200,346	$330	$124	$872,035	$810,613	$706,592	$189,266	$75,071	$22,717
Ratio of net expenses to average net assets	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%[6]	1.00%[6]	1.00%	1.00%	0.95%	0.96%	1.00%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%[6]	1.00%[6]	1.00%	1.00%	0.95%	0.96%	1.00%[6]
Ratio of expenses to average net assets (excluding waivers)	0.30%[6]	0.30%	0.31%	0.31%	0.30%	0.29%[6]	1.05%[6]	1.05%	1.03%	1.03%	1.02%	1.01%[6]
Ratio of net investment income to average daily net assets	5.18%[6]	4.65%	2.71%	1.25%	1.00%	1.62%[6]	4.51%[6]	3.89%	2.25%	0.34%	0.30%	0.88%[6]

	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[7]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0244	0.0443	0.0154
Dividends to shareholders from net investment income	(0.0244)	(0.0443)	(0.0154)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[4]	2.47%[5]	4.52%	1.55%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$13,732	$10,347	$3,619
Ratio of net expenses to average net assets	0.45%[6]	0.45%	0.45%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[6]	0.45%	0.45%[6]
Ratio of expenses to average net assets (excluding waivers)	0.70%[6]	0.71%	0.72%[6]
Ratio of net investment income to average daily net assets	5.00%[6]	4.78%	3.09%[6]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED
		2005	2006	10/31/048
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0235	0.0428	0.0235	0.0048
Dividends to shareholders from net investment income	(0.0235)	(0.0428)	(0.0235)	(0.0048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[4]	2.38%[5]	4.37%	2.37%	0.48%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,682,793	$1,479,708	$1,018,935	$280,458
Ratio of net expenses to average net assets	0.63%[6]	0.60%	0.60%	0.58%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[6]	0.60%	0.60%	0.58%[6]
Ratio of expenses to average net assets (excluding waivers)	1.05%[6]	1.05%	1.06%	1.05%[6]
Ratio of net investment income to average daily net assets	4.85%[6]	4.32%	2.57%	0.96%[6]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

60

BLACKROCK LIQUIDITY FUNDS

TEMPFUND	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[9]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0235	0.0428	0.0179
Dividends to shareholders from net investment income	(0.0235)	(0.0428)	(0.0179)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[4]	2.38%[5]	4.37%	1.80%[5]
Ratios/Supplemental data:
Net assets, end of period (000)	$453,739	$395,943	$321,636
Ratio of net expenses to average net assets	0.63%[6]	0.60%	0.60%[6]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[6]	0.60%	0.60%[6]
Ratio of expenses to average net assets (excluding waivers)	0.80%[6]	0.80%	0.81%[6]
Ratio of net investment income to average daily net assets	4.87%[6]	4.29%	2.93%[6]

[1]	Audited by other auditors.
[2]	Commencement of operations of share class effective April 4, 2002.
[3]	Commencement of operations of share class effective May 20, 2002.
[4]	Past performance is no guarantee of future results.
[5]	Not annualized.
[6]	Annualized.
[7]	Commencement of operations of share class effective April 25, 2005.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	Commencement of operations of share class effective March 2, 2005.

61

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

TEMPCASH	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0258	0.0471	0.0278	0.0112	0.0118	0.0193	0.0245	0.0446	0.0253	0.0087	0.0093	0.0168
Dividends to shareholders from net investment income	(0.0258)	(0.0471)	(0.0278)	(0.0112)	(0.0118)	(0.0193)	(0.0245)	(0.0446)	(0.0253)	(0.0087)	(0.0093)	(0.0168)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.61%[3]	4.82%	2.82%	1.13%	1.18%	1.95%	2.48%[3]	4.56%	2.56%	0.88%	0.93%	1.70%
Ratios/Supplemental data:
Net assets, end of period (000)	$8,841,484	$9,769,075	$11,576,987	$7,850,023	$11,193,249	$7,195,494	$935,392	$826,331	$595,873	$531,509	$433,227	$402,137
Ratio of net expenses to average net assets	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average daily net assets (including custody credits)	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%	0.43%[4]	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of expenses to average net assets (excluding waivers)	0.24%[4]	0.23%	0.24%	0.23%	0.23%	0.24%	0.49%[4]	0.48%	0.49%	0.49%	0.48%	0.50%
Ratio of net investment income to average daily net assets	5.20%[4]	4.79%	2.88%	1.11%	1.18%	1.92%	5.07%[4]	4.50%	2.63%	0.87%	0.94%	1.71%

	CASH MANAGEMENT SHARES		ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	PERIOD ENDED 10/31/065	PERIOD ENDED 4/30/07 (UNAUDITED)	PERIOD ENDED 10/31/06[6,7]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0179	0.0253	0.0301
Dividends to shareholders from net investment income	(0.0233)	(0.0179)	(0.0253)	(0.0301)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	1.80%[3]	2.56%[3]	3.04%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$161	$126	$7,186	$25,461
Ratio of net expenses to average net assets	0.68%[4]	0.68%[4]	0.28%[4]	0.28%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.68%[4]	0.68%[4]	0.28%[4]	0.28%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.73%[4]	0.73%[4]	0.34%[4]	0.34%[4]
Ratio of net investment income to average daily net assets	4.77%[4]	4.29%[4]	5.18%[4]	5.01%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

62

BLACKROCK LIQUIDITY FUNDS

TEMPCASH	BEAR STEARNS PREMIER CHOICE SHARES[8]			BEAR STEARNS PREMIER SHARES [9]
	11/1/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]	11/1/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0043	0.0251	0.0056	0.0042	0.0234	0.0041
Dividends to shareholders from net investment income	(0.0043)	(0.0251)	(0.0056)	(0.0042)	(0.0234)	(0.0041)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	0.44%[3]	2.54%	0.56%[3]	0.44%[3]	2.37%	0.41%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$—	$2	$2	$—	$2	$2
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%[4]	0.60%[4]	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%[4]	0.60%[4]	0.60%	0.70%[4]
Ratio of expenses to average net assets (excluding waivers)	0.50%[4]	0.80%	0.50%[4]	0.65%[4]	1.09%	0.75%[4]
Ratio of net investment income to average daily net assets	4.52%[4]	2.57%	1.15%[4]	4.37%[4]	2.12%	0.81%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective June 14, 2006.
[6]	Commencement of operations of share class effective November 15, 2005.
[7]	There were no Administration Shares outstanding during the period November 25, 2005 to March 30, 2006.
[8]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2007.
[9]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to April 30, 2007.
[10]	Commencement of operations of share class effective March 26, 2004.

63

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0254	0.0463	0.0269	0.0105	0.0110	0.0183	0.0241	0.0438	0.0244	0.0080	0.0085	0.0158
Dividends to shareholders from net investment income	(0.0254)	(0.0463)	(0.0269)	(0.0105)	(0.0110)	(0.0183)	(0.0241)	(0.0438)	(0.0244)	(0.0080)	(0.0085)	(0.0158)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.57%[3]	4.73%	2.73%	1.05%	1.10%	1.85%	2.44%[3]	4.47%	2.47%	0.80%	0.85%	1.60%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,048,406	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$1,955,108	$396,674	$415,040	$372,460	$345,479	$397,344	$635,685
Ratio of expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.28%[4]	0.28%	0.29%	0.29%	0.28%	0.26%	0.53%[4]	0.53%	0.54%	0.54%	0.53%	0.50%
Ratio of net investment income to average daily net assets	5.11%[4]	4.64%	2.73%	1.04%	1.10%	1.82%	4.85%[4]	4.46%	2.49%	0.79%	0.87%	1.61%

	CASH RESERVE SHARES					ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31			PERIOD ENDED 10/31/03[1,5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[6,9]
		2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0065	0.0034	0.0249	0.0453	0.0110
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0065)	(0.0034)	(0.0249)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.36%[3]	4.31%	2.32%	0.65%	0.59%[3]	2.52%[3]	4.63%	1.10%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,507	$1,082	$1,547	$9,276	$13,492	$52,074	$83,069	$43,480
Ratio of expenses to average net assets	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.68%[4]	0.68%	0.70%	0.69%	0.69%[4]	0.38%[4]	0.38%	0.39%[4]
Ratio of net investment income to average daily net assets	4.75%[4]	4.26%	1.94%	0.62%	0.58%[4]	5.04%[4]	4.67%	2.63%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

64

BLACKROCK LIQUIDITY FUNDS

FEDFUND	BEAR STEARNS SHARES						BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
		2006	2005	2004	2003[1]			2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0214	0.0383	0.0189	0.0031	0.0033	0.0040	0.0241	0.0438	0.0244	0.0054
Dividends to shareholders from net investment income	(0.0214)	(0.0383)	(0.0189)	(0.0031)	(0.0033)	(0.0040)	(0.0241)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.16%[3]	3.90%	1.91%	0.31%	0.33%	0.89%[3]	2.44%[3]	4.47%	2.47%	0.54%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$45,146	$52,420	$47,205	$18,837	$7,889	$2,728	$2	$2	$2	$2
Ratio of expenses to average net assets	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.09%	1.09%	1.08%	1.08%[4]	0.53%[4]	0.53%	0.87%	0.54%[4]
Ratio of net investment income to average daily net assets	4.37%[4]	3.86%	2.14%	0.36%	0.30%	0.87%[4]	4.86%[4]	4.39%	2.48%	0.92%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective April 1, 2003.
[6]	Commencement of operations of share class effective November 10, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.

65

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0045
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.32%	0.45%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$319,323	$295,307	$241,913	$50,579
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.14%	0.80%[4]
Ratio of net investment income to average daily net assets	4.72%[4]	4.25%	2.59%	0.92%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

66

BLACKROCK LIQUIDITY FUNDS

FEDFUND	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0227	0.0038
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.30%	0.38%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$51,271	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.88%[4]	0.88%	0.89%	0.79%[4]
Ratio of net investment income to average daily net assets	4.80%[4]	4.15%	2.84%	0.60%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

67

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

MUNIFUND	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0171	0.0312	0.0199	0.0095	0.0096	0.0142	0.0158	0.0287	0.0174	0.0070	0.0071	0.0117
Dividends to shareholders from net investment income	(0.0171)	(0.0312)	(0.0199)	(0.0095)	(0.0096)	(0.0142)	(0.0158)	(0.0287)	(0.0174)	(0.0070)	(0.0071)	(0.0117)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.72%[3]	3.17%	2.01%	0.95%	0.96%	1.43%	1.59%[3]	2.91%	1.76%	0.70%	0.71%	1.18%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,179,900	$1,420,560	$2,135,257	$1,812,753	$1,549,951	$1,037,163	$79,209	$96,853	$84,763	$82,323	$37,749	$74,526
Ratio of net expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.19%	0.19%	0.19%	0.19%	0.45%[4]	0.45%	0.44%	0.45%	0.44%	0.44%
Ratio of expenses to average daily net assets (excluding waivers)	0.33%[4]	0.33%	0.33%	0.34%	0.35%	0.37%	0.58%[4]	0.58%	0.58%	0.59%	0.60%	0.62%
Ratio of net investment income to average daily net assets	3.44%[4]	3.10%	2.02%	0.95%	0.93%	1.41%	3.19%[4]	2.87%	1.75%	0.73%	0.74%	1.18%

	CASH MANAGEMENT SHARES[5]						CASH RESERVE SHARES[6]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					11/01/02- 08/06/031	YEAR ENDED 10/31/02[1]
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0146	0.0262	0.0149	0.0045	0.0040	0.0085	0.0047	0.0102
Dividends to shareholders from net investment income	(0.0146)	(0.0262)	(0.0149)	(0.0045)	(0.0040)	(0.0085)	(0.0047)	(0.0102)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.47%[3]	2.65%	1.51%	0.45%	0.45%	0.91%	0.57%[3]	1.03%
Ratios/Supplemental data:
Net assets, end of period (000)	$54,597	$41,699	$35,774	$20,114	$22,423	$11,197	$—	$8,626
Ratio of net expenses to average net assets	0.70%[4]	0.70%	0.70%	0.70%	0.70%[4]	0.70%[4]	0.60%[4]	0.60%
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.69%	0.69%	0.69%[4]	0.69%[4]	0.59%[4]	0.59%
Ratio of expenses to average daily net assets (excluding waivers)	0.83%[4]	0.83%	0.83%	0.84%	0.85%[4]	0.87%[4]	0.75%[4]	0.77%
Ratio of net investment income to average daily net assets	2.94%[4]	2.65%	1.58%	0.43%	0.40%	0.90%	0.63%[4]	1.03%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

68

BLACKROCK LIQUIDITY FUNDS

MUNIFUND	ADMINISTRATION SHARES[7]						BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		05/17/04 - 10/31/04	11/01/02 - 10/06/03[1]	PERIOD ENDED 10/31/02[1],[8]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1],[9]
		2006	2005					2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0166	0.0302	0.0189	0.0044	0.0081	0.0069	0.0131	0.0232	0.0119	0.0026	0.0026	0.0024
Dividends to shareholders from net investment income	(0.0166)	(0.0302)	(0.0189)	(0.0044)	(0.0081)	(0.0069)	(0.0131)	(0.0232)	(0.0119)	(0.0026)	(0.0026)	(0.0024)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%[3]	3.07%	1.91%	0.44%[3]	0.87%[3]	1.28%[3]	1.32%[3]	2.35%	1.20%	0.26%	0.26%	0.54%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$375,924	$371,211	$516,607	$437,590	$—	$13,051	$24,997	$31,467	$24,225	$28,191	$5,371	$6,215
Ratio of net expenses to average net assets	0.30%[4]	0.30%	0.30%	0.30%[4]	0.30%[4]	0.30%[4]	1.00%[4]	1.00%	1.00%	0.90%	0.88%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%	0.29%	0.30%[4]	0.29%[4]	0.29%[4]	1.00%[4]	1.00%	0.99%	0.89%	0.87%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.43%[4]	0.43%	0.43%	0.43%[4]	0.45%[4]	0.47%[4]	1.18%[4]	1.18%	1.13%	1.14%	1.15%	1.16%[4]
Ratio of net investment income to average daily net assets	3.34%[4]	3.01%	1.90%	1.01%[4]	0.90%[4]	1.27%[4]	2.64%[4]	2.32%	1.15%	0.29%	0.25%	0.57%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[6]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to April 30, 2007.
[7]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[8]	Commencement of operations of share class effective April 18, 2002.
[9]	Commencement of operations of share class effective May 20, 2002.

69

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

MUNIFUND	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0158	0.0287	0.0108
Dividends to shareholders from net investment income	(0.0158)	(0.0287)	(0.0108)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	1.59%[3]	2.91%	1.08%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$2	$2	$2
Ratio of net expenses to average net assets	0.45%[4]	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.44%[4]
Ratio of expenses to average net assets (excluding waivers)	0.58%[4]	0.58%	0.58%[4]
Ratio of net investment income to average daily net assets	3.19%[4]	2.85%	1.75%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[5]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0150	0.0272	0.0155	0.0033
Dividends to shareholders from net investment income	(0.0150)	(0.0272)	(0.0155)	(0.0033)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.50%[3]	2.76%	1.56%	0.33%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$278,129	$252,344	$161,860	$51,799
Ratio of net expenses to average net assets	0.63%[4]	0.60%	0.63%	0.68%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.62%	0.68%[4]
Ratio of expenses to average net assets (excluding waivers)	1.18%[4]	1.18%	1.18%	0.83%[4]
Ratio of net investment income to average daily net assets	3.01%[4]	2.75%	1.64%	0.67%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

70

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
MUNIFUND	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[6]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0272	0.0120
Dividends to shareholders from net investment income	(0.0148)	(0.0272)	(0.0120)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	1.50%[3]	2.76%	1.21%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$204,437	$160,053	$126,455
Ratio of net expenses to average net assets	0.63%[4]	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.59%[4]
Ratio of expenses to average net assets (excluding waivers)	0.93%[4]	0.93%	0.93%[4]
Ratio of net investment income to average daily net assets	3.01%[4]	2.72%	1.88%[4]

[1]	Commencement of operations of share class effective April 25, 2005.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective March 26, 2004.
[6]	Commencement of operations of share class effective March 2, 2005.

71

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
MUNICASH		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0173	0.0318	0.0206	0.0100	0.0108	0.0156
Dividends to shareholders from net investment income	(0.0173)	(0.0318)	(0.0206)	(0.0100)	(0.0108)	(0.0156)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.74%[3]	3.23%	2.09%	1.01%	1.09%	1.57%
Ratios/Supplemental data:
Net assets, end of period (000)	$1,230,083	$1,232,427	$2,181,441	$2,315,927	$2,054,465	$1,257,237
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.19%	0.19%	0.19%	0.19%
Ratio of expenses to average daily net assets (excluding waivers)	0.36%[4]	0.36%	0.34%	0.33%	0.34%	0.36%
Ratio of net investment income to average daily net assets	3.49%[4]	3.12%	2.04%	1.01%	1.04%	1.55%

	DOLLAR SHARES						CASH MANAGEMENT SHARES[5]
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					11/01/01 - 10/15/02[1]
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0160	0.0293	0.0181	0.0075	0.0083	0.0131	0.0101
Dividends to shareholders from net investment income	(0.0160)	(0.0293)	(0.0181)	(0.0075)	(0.0083)	(0.0131)	(0.0101)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.62%[3]	2.97%	1.83%	0.76%	0.84%	1.32%	1.01%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$92,972	$91,505	$59,321	$79,579	$90,241	$58,991	$—
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.44%	0.44%	0.44%	0.44%	0.69%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.62%[4]	0.61%	0.59%	0.58%	0.59%	0.61%	0.87%[4]
Ratio of net investment income to average daily net assets	3.23%[4]	2.93%	1.79%	0.75%	0.81%	1.30%	1.07%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

72

BLACKROCK LIQUIDITY FUNDS

	ADMINISTRATION SHARES[6]		BEAR STEARNS PREMIER CHOICE SHARES[7]			BEAR STEARNS PREMIER SHARES[8]
MUNICASH	PERIOD ENDED 4/13/07 (UNAUDITED)	PERIOD ENDED 10/31/06[9]	11/01/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]	11/01/05 - 12/13/05	YEAR ENDED 10/31/05	PERIOD ENDED 10/31/04[10]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0031	0.0030	0.0181	0.0049	0.0027	0.0157	0.0035
Dividends to shareholders from net investment income	(0.0153)	(0.0031)	(0.0030)	(0.0181)	(0.0049)	(0.0027)	(0.0157)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.54%[3]	0.31%[3]	0.30%[3]	1.83%	0.50%[3]	0.27%[3]	1.58%	0.35%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$—	$443	$—	$2	$2	$—	$2	$2
Ratio of expenses to average daily net assets	0.30%[4]	0.30%[4]	0.45%[4]	0.45%	0.45%[4]	0.70%[4]	0.62%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%[4]	0.45%[4]	0.44%	0.44%[4]	0.70%[4]	0.61%	0.69%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.49%[4]	0.46%[4]	0.61%[4]	0.85%	0.58%[4]	0.86%[4]	0.85%	0.83%[4]
Ratio of net investment income to average daily net assets	3.53%[4]	3.02%[4]	2.87%[4]	1.77%	0.84%[4]	2.62%[4]	1.60%	0.57%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	There were no Cash Management Shares outstanding during the period October 16, 2002 to April 30, 2007.
[6]	There were no Administration Shares outstanding during the period April 14, 2007 to April 30, 2007.
[7]	There were no Bear Stearns Premier Choice Shares outstanding during the period December 14, 2005 to April 30, 2007.
[8]	There were no Bear Stearns Premier Shares outstanding during the period December 14, 2005 to April 30, 2007.
[9]	Commencement of operations of share class effective September 28, 2006.
[10]	Commencement of operations of share class effective March 26, 2004.

73

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
CALIFORNIA MONEY FUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0166	0.0308	0.0197	0.0092	0.0094	0.0132	0.0153	0.0283	0.0172	0.0067	0.0069	0.0107
Dividends to shareholders from net investment income	(0.0166)	(0.0308)	(0.0197)	(0.0092)	(0.0094)	(0.0132)	(0.0153)	(0.0283)	(0.0172)	(0.0067)	(0.0069)	(0.0107)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.67%[3]	3.13%	1.99%	0.92%	0.94%	1.33%	1.54%[3]	2.87%	1.74%	0.68%	0.69%	1.07%
Ratios/Supplemental data:
Net assets, end of period (000)	$795,185	$860,859	$593,417	$454,698	$496,630	$456,081	$55,822	$40,850	$26,293	$1,347	$15,463	$29,922
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.19%	0.19%	0.45%[4]	0.45%	0.45%	0.44%	0.44%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.40%[4]	0.40%	0.41%	0.41%	0.40%	0.42%	0.65%[4]	0.65%	0.65%	0.66%	0.65%	0.67%
Ratio of net investment income to average daily net assets	3.33%[4]	3.13%	2.00%	0.92%	0.93%	1.32%	3.09%[4]	2.86%	1.84%	0.66%	0.71%	1.12%

	CASH MANAGEMENT SHARES					ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31			PERIOD ENDED 10/31/03[1,5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[6]

		2006	2005	2004			2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0141	0.0258	0.0147	0.0042	0.0008	0.0161	0.0298	0.0187	0.0037
Dividends to shareholders from net investment income	(0.0141)	(0.0258)	(0.0147)	(0.0042)	(0.0008)	(0.0161)	(0.0298)	(0.0187)	(0.0037)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.42%[3]	2.61%	1.48%	0.42%	0.25%[4]	1.62%[3]	3.02%	1.89%	0.37%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$15,543	$10,122	$205	$120	$227	$5,487	$5,013	$3,898	$1,738
Ratio of expenses to average daily net assets	0.70%[4]	0.70%	0.70%	0.70%	0.69%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%	0.70%	0.68%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.90%[4]	0.90%	0.91%	0.90%	0.91%[4]	0.50%[4]	0.50%	0.51%	0.51%[4]
Ratio of net investment income to average daily net assets	2.85%[4]	2.70%	1.50%	0.40%	0.25%[4]	3.24%[4]	2.99%	1.98%	1.00%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

74

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]
CALIFORNIA MONEY FUND		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0126	0.0228	0.0117	0.0025	0.0025	0.0022
Dividends to shareholders from net investment income	(0.0126)	(0.0228)	(0.0117)	(0.0025)	(0.0025)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.27%[3]	2.31%	1.18%	0.25%	0.25%	0.48%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$43,779	$33,556	$15,777	$6,307	$3,103	$668
Ratio of expenses to average daily net assets	1.00%[4]	1.00%	1.00%	0.86%	0.88%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.86%	0.87%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.25%[4]	1.25%	1.21%	1.20%	1.20%	1.20%[4]
Ratio of net investment income to average daily net assets	2.54%[4]	2.31%	1.27%	0.25%	0.24%	0.51%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective July 14, 2003.
[6]	Commencement of operations of share class effective June 18, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.

75

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/041

CALIFORNIA MONEY FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0283	0.0172	0.0045
Dividends to shareholders from net investment income	(0.0153)	(0.0283)	(0.0172)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.54%[3]	2.87%	1.74%	0.45%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$2	$2	$2	$2
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.90%[4]	0.94%	0.87%	0.66%[4]
Ratio of net investment income to average daily net assets	3.05%[4]	2.83%	1.90%	0.76%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/041

		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0268	0.0152	0.0030
Dividends to shareholders from net investment income	(0.0144)	(0.0268)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.45%[3]	2.72%	1.54%	0.32%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$224,400	$203,719	$127,509	$37,216
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.25%[4]	1.25%	1.26%	0.91%[4]
Ratio of net investment income to average daily net assets	2.91%[4]	2.71%	1.62%	0.63%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

76

BLACKROCK LIQUIDITY FUNDS

	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
CALIFORNIA MONEY FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0144	0.0268	0.0154	0.0036
Dividends to shareholders from net investment income	(0.0144)	(0.0268)	(0.0154)	(0.0036)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.45%[3]	2.72%	1.55%	0.36%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$24,171	$13,822	$15,778	$2
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.00%[4]	1.00%	1.01%	0.81%[4]
Ratio of net investment income to average daily net assets	2.91%[4]	2.70%	1.90%	0.55%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

77

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES						DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31					PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
NEW YORK MONEY FUND		2006	2005	2004	2003[1]	2002[1]		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0169	0.0314	0.0197	0.0091	0.0096	0.0131	0.0157	0.0289	0.0172	0.0066	0.0071	0.0106
Dividends to shareholders from net investment income	(0.0169)	(0.0314)	(0.0197)	(0.0091)	(0.0096)	(0.0131)	(0.0157)	(0.0289)	(0.0172)	(0.0066)	(0.0071)	(0.0106)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.71%[3]	3.18%	1.99%	0.92%	0.96%	1.32%	1.58%[3]	2.93%	1.74%	0.67%	0.71%	1.07%
Ratios/Supplemental data:
Net assets, end of period (000)	$338,658	$313,842	$271,454	$234,346	$347,960	$362,077	$8,033	$6,362	$5,515	$5,059	$5,216	$4,716
Ratio of expenses to average daily net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.19%	0.19%	0.19%	0.45%[4]	0.45%	0.45%	0.44%	0.44%	0.44%
Ratio of expenses to average daily net assets (excluding waivers)	0.41%[4]	0.41%	0.41%	0.40%	0.40%	0.41%	0.66%[4]	0.66%	0.66%	0.65%	0.65%	0.66%
Ratio of net investment income to average daily net assets	3.41%[4]	3.14%	1.98%	0.90%	0.95%	1.31%	3.17%[4]	2.88%	1.67%	0.67%	0.68%	1.06%

	CASH MANAGEMENT SHARES			ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[5]	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[6]
					2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0145	0.0264	0.0114	0.0164	0.0304	0.0187	0.0035
Dividends to shareholders from net investment income	(0.0145)	(0.0264)	(0.0114)	(0.0164)	(0.0304)	(0.0187)	(0.0035)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.46%[3]	2.67%	1.14%[3]	1.66%[3]	3.08%	1.89%	0.35%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$13,343	$9,398	$3,585	$12,847	$16,125	$16,394	$21,890
Ratio of expenses to average daily net assets	0.70%[4]	0.70%	0.70%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.70%[4]	0.70%	0.70%[4]	0.30%[4]	0.30%	0.30%	0.30%[4]
Ratio of expenses to average daily net assets
(excluding waivers)	0.91%[4]	0.91%	0.91%[4]	0.51%[4]	0.51%	0.51%	0.51%[4]
Ratio of net investment income to average daily net assets	2.93%[4]	2.70%	1.80%[4]	3.31%[4]	3.04%	1.84%	0.94%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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	BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]
NEW YORK MONEY FUND		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0130	0.0234	0.0117	0.0024	0.0025	0.0021
Dividends to shareholders from net investment income	(0.0130)	(0.0234)	(0.0117)	(0.0024)	(0.0025)	(0.0021)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.30%[3]	2.36%	1.18%	0.24%	0.25%	0.46%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$5,027	$2,686	$3,831	$1,420	$18,652	$16,997
Ratio of expenses to average daily net assets	1.00%[4]	1.00%	1.00%	0.83%	0.91%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.82%	0.90%	0.99%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.26%[4]	1.26%	1.21%	1.20%	1.20%	1.19%[4]
Ratio of net investment income to average daily net assets	2.61%[4]	2.33%	1.35%	0.21%	0.25%	0.46%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective March 3, 2005.
[6]	Commencement of operations of share class effective June 18, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.

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FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
NEW YORK MONEY FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0157	0.0289	0.0172	0.0043
Dividends to shareholders from net investment income	(0.0157)	(0.0289)	(0.0172)	(0.0043)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.58%[3]	2.93%	1.74%	0.43%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$226	$242	$2	$2
Ratio of expenses to average daily net assets	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.44%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.91%[4]	0.91%	0.87%	0.65%[4]
Ratio of net investment income to average daily net assets	3.16%[4]	3.14%	1.94%	0.69%[4]

	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0274	0.0152	0.0030
Dividends to shareholders from net investment income	(0.0148)	(0.0274)	(0.0152)	(0.0030)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.49%[3]	2.77%	1.54%	0.30%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$177,268	$138,323	$111,739	$53,933
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.64%	0.69%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.64%	0.68%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.26%[4]	1.26%	1.26%	0.92%[4]
Ratio of net investment income to average daily net assets	2.98%[4]	2.75%	1.58%	0.56%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[1]
NEW YORK MONEY FUND		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0148	0.0274	0.0154	0.0034
Dividends to shareholders from net investment income	(0.0148)	(0.0274)	(0.0154)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.49%[3]	2.77%	1.56%	0.34%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$20,306	$8,339	$5,774	$2
Ratio of expenses to average daily net assets	0.64%[4]	0.60%	0.61%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.64%[4]	0.60%	0.61%	0.59%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.01%[4]	1.01%	1.02%	0.80%[4]
Ratio of net investment income to average daily net assets	2.99%[4]	2.72%	1.82%	0.55%[4]

[1]	Commencement of operations of share class effective March 26, 2004.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A)	Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to the Trust’s seven portfolios: TempFund, TempCash, FedFund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and together, the “Funds”).

California Money Fund and New York Money Fund each offer eleven classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares and Plus Shares. TempFund and MuniFund each offer ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Reserve Shares, Dollar Shares, Institutional Shares, and Plus Shares. FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. TempCash and MuniCash each offer nine classes of shares: Administration Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2007, no Plus Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B)	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of each Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Funds’ financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Funds’ financial statements, if any, has not been determined.

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Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — For TempFund, TempCash, FedFund and T-Fund, the Trust may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of a Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

On September 29, 2006, The Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Management Fee	.350% of the first $1 billion	.350% of the first $1 billion	.375% of the first $1 billion
	.300% of the next $1 billion	.300% of the next $1 billion	.350% of the next $1 billion
	.250% of the next $1 billion	.250% of the next $1 billion	.325% of the next $1 billion
	.200% of the next $1 billion	.200% of the next $1 billion	.300% of amounts in excess of $3 billion.
	.195% of the next $1 billion	.195% of the next $1 billion
	.190% of the next $1 billion	.190% of the next $1 billion
	.180% of the next $1 billion	.185% of the next $1 billion
	.175% of the next $1 billion	.180% of amounts in excess of $7 billion.
.170% of amounts in excess of $8 billion.

83

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following annual fees shall be computed daily and paid monthly to BIMC:

FedFund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each fund.

Prior to September 29, 2006. BIMC managed each Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch whereby Merrill Lynch’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock , Inc. informed the Board of the Funds that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Funds obtained shareholder approval of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable fees under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets as follows:

Fund	TempFund	TempCash, MuniFund and MuniCash	California Money Fund and New York Money
Advisory Fee – Prior	.175% of the first $1 billion	.175% of the first $1 billion	.200% of average net assets
Advisory Agreement	.150% of the next $1 billion	.150% of the next $1 billion
	.125% of the next $1 billion	.125% of the next $1 billion
	.100% of the next $1 billion	.100% of the next $1 billion
	.095% of the next $1 billion	.095% of the next $1 billion
	.090% of the next $1 billion	.090% of the next $1 billion
	.080% of the next $1 billion	.085% of the next $1 billion
	.075% of the next $1 billion	.080% of amounts in excess of $7 billion.
.070% of amounts in excess of $8 billion.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund

.175% of the first $1 billion
.150% of the next $1 billion

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BLACKROCK LIQUIDITY FUNDS

FedFund

.125% of the next $1 billion
.100% of the next $1 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion.

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of each Fund as follows:

Co-Administration Fee – Prior Administration Agreement	0.175% of the first $1 billion 0.150% of the next $1 billion 0.125% of the next $1 billion
0.100% of amounts in excess of $3 billion.

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

	BEAR STEARNS SHARE CLASSES
	BEAR STEARNS SHARES		PRIVATE CLIENT SHARES		PREMIER SHARES		PREMIER CHOICE SHARES
	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]	CONTRACTUAL FEES[1]	ACTUAL FEES[1]
TempFund	0.85%	0.82%	0.85%	0.42%	0.60%	0.42%	0.50%	0.27%
TempCash	N/A	N/A	0.85%	N/A	0.60%	0.42%	0.50%	0.27%
FedFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniFund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
MuniCash	N/A	N/A	0.85%	N/A	0.60%	0.50%	0.50%	0.25%
California Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%
New York Money Fund	0.85%	0.80%	0.85%	0.40%	0.60%	0.40%	0.50%	0.25%

(1)	The difference in the level of fees among classes is related to the type and number of services that may be provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

For the six months ended April 30, 2007, the following shows the various types of class-specific expenses borne directly by each class of each Fund and any associated waivers of those expenses.

SHAREHOLDER SERVICE FEES	SHARE CLASSES
	DOLLAR	CASH MANAGEMENT	CASH RESERVE	ADMINISTRATION	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$6,379,083	$1,126,536	$33,000	$931,310	$2,036,245	$4,066,295	$1,063,334	$32,626	$15,668,429
TempCash	1,118,206	225	—	6,386	—	—	—	—	1,124,817
FedFund	538,892	—	4,287	27,008	114,904	780,182	130,910	4	1,596,187
MuniFund	117,683	163,646	—	204,436	66,673	746,256	500,101	5	1,798,800
MuniCash	111,662	—	—	203	—	—	—	—	111,865
California Money Fund	74,079	31,145	—	2,757	100,730	578,719	55,276	4	842,710
New York Money Fund	8,720	31,710	—	7,979	9,669	427,705	31,373	454	517,610

SHAREHOLDER SERVICE FEES WAIVED	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$122,175	$419,697	$110,589	$10,603	$663,064
FedFund	11,490	114,062	19,448	2	145,002
MuniFund	6,667	108,636	71,762	2	187,067
California Money Fund	10,073	84,122	7,389	2	101,586
New York Money Fund	967	60,660	4,042	170	65,839

DISTRIBUTION FEES	SHARE CLASSES
	BEAR STEARNS	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$1,425,371	$2,846,407	$212,667	$8,157	$4,492,602
FedFund	80,433	546,127	26,182	2	652,744
MuniFund	46,671	522,379	100,020	2	669,072
California Money Fund	70,511	405,103	11,055	2	486,671
New York Money Fund	6,768	299,393	6,275	113	312,549

DISTRIBUTION FEES WAIVED	SHARE CLASSES
	BEAR STEARNS PRIVATE CLIENT	BEAR STEARNS PREMIER	BEAR STEARNS PREMIER CHOICE	TOTAL
TempFund	$2,846,407	$212,666	$8,156	$3,067,229
FedFund	546,127	26,182	1	572,310
MuniFund	522,379	100,020	1	622,400
California Money Fund	405,103	11,055	1	416,159
New York Money Fund	299,393	6,274	113	305,780

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee was based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Funds may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

86

BLACKROCK LIQUIDITY FUNDS

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2007, the Funds paid to affiliates the following fees in return for distribution and sales support services:

	HILLIARD LYONS	PNC
TempFund	$—	$5,678,305
TempCash	857,037	39,132
FedFund	—	531,154
MuniFund	—	253,006
MuniCash	63,985	8,835
California Money Fund	—	2,757
New York Money Fund	3,958	7,972

The Funds may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the six months ended April 30, 2007, short term investments in companies assumed to be an affiliate of the Funds were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
TempFund	Merrill Lynch & Co., Inc.	$—	$—	$3,257,078	$121,400,000
	PNC Bank N.A., Repurchase Agreements	30,800,000	—	2,973,612	224,200,000
TempCash	Merrill Lynch & Co., Inc.	—	—	1,395,124	52,000,000
FedFund	PNC Bank N.A., Repurchase Agreements	—	—	711,238	—
MuniFund	Chesterfield County IDRB P-Float Trust Receipts Series 2003 PT-886 DN (Merrill Lynch & Co. Guaranty)	—	—	459,175	24,995,000
	Chesterfield County IDRB P-Float Trust Receipts Series 2004 PT-2133 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	(9,750,000)	—	104,181	—
	Delaware Valley Regional Finance Authority Local Government RB Series 2003 PT-749 DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	160,626	8,815,000
	Hamilton County Hospital Facilities RB P-Float Trust Receipts Series 2001 PT-507 DN (Merrill Lynch & Co. Guaranty)	—	—	71,278	3,880,000
	Kentucky Economic Development Finance Authority RB (Hospital Facilities Project) Series 2001-509 DN (Merrill Lynch & Co. SBPA, National Australia Bank Ltd. LOC)	—	—	514,379	28,000,000
	Metropolitan Pier & Exposition Authority Dedicated State Tax Receipts RB P-Float Trust Receipts Series 2005 PZ-44 DN (MBIA Insurance, Merrill Lynch Capital Services SBPA)	—	—	102,503	5,610,000
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	99,882	5,370,000
	Municipal Securities Pool Trust Receipts RB Series 2004-18 DN (Multiple Insurances, Societe Generale Group SBPA)	—	—	48,174	2,590,000
	New Jersey Economic Development Authority RB P-Float Trust Receipts Series 2004 MT-035 DN (Assured Guaranty Ltd. Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	39,774	2,200,000
	New Jersey Health Care Facilities Financing Authority RB P-Float Trust Receipts Series 2001 PT-1319 DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	—	—	42,232	2,320,000

87

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
MuniFund (concluded)	Pennsylvania Higher Educational Facilities Authority RB P-Float Trust Receipts Series 2004 MT-042 DN (Lloyds TSB Bank Plc LOC, Merrill Lynch Capital Services SBPA)	$—	$—	$129,595	$7,100,000
	Pinellas County HFA RB Series 2004A DN (CDC Municipal Products, Inc. SBPA, Rabobank Guaranty)	(70,000)	—	41,828	2,355,000
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	—	—	58,306	3,160,000
	Rhode Island State Health & Educational Building Corp. RB (Higher Education Facilities Brown University Project) Series 2001B DN	—	—	93,083	—
	San Diego Public Facilities Financing Authority Lease RB P-Float Trust Receipts Series 2002 PPT-1002C DN (AMBAC Insurance, Merrill Lynch Capital Services SBPA)	(19,755,000)	—	318,603	—
	Triborough Bridge & Tunnel Authority RB P-Float Trust Receipts Series 2002 PA-956 DN (Merrill Lynch Capital Services Liquidity Facility)	—	—	91,016	5,000,000
	Washington County Housing & Redevelopment Authority Multi-Family RB P-Float Trust Receipts Series 2005 MT-154 DN (Federal Home Loan Mortgage Corp. Guaranty)	(6,995,000)	2,308	63,959	—
MuniCash	Austin Housing Financial Corp. RB P-Float Trust Receipts Series 2005 PT-2578 AMT DN (Merrill Lynch & Co. Guaranty)	(45,000)	—	271,184	14,630,000
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	21,997	—
	California Housing Finance Agency RB (Home Mortgage Project) Series 2003U AMT DN (FSA Insurance, Dexia Credit Local Liquidity Facility)	—	—	13,949	—
	District of Columbia Housing Finance Agency RB Series 2004 PT-2391 AMT DN (MBIA Insurance, Merrill Lynch & Co. SBPA)	—	—	44,647	2,415,000
	East Housing Finance Corp. Multi-Family RB (Merrill Lynch P-Float Trust Receipts) Series 2005-PT 2952 AMT DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Captial Services SBPA)	(4,315,000)	—	58,677	—
	MuniMae Tax Exempt Board Subsidiary LLC RB P-Float Trust Receipts Series 2005 PT-2691 AMT DN (Merrill Lynch & Co. Guaranty)	(50,000)	—	418,157	22,580,000
	Municipal Securities Pool Trust Receipts RB Series 2004-17 DN (Multiple Insurances, Societe Generale Group SBPA)	220,000	—	51,819	2,930,000
	Oregon Homeowners RB (Trinity Draw Down Project) Series 2005 MT-134 AMT DN (Landesbank Hessen-Thuringen Girozentrale SBPA)	(670,000)	—	55,916	2,940,000
	Oregon Housing & Community Services RB P-Float Trust Receipts Series 2005-2879 AMT DN (Merrill Lynch Capital Services SBPA)	—	—	453,178	24,495,000
	Panhandle Regional Housing Finance RB Series 2004 PT-2086 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	45,781	—
	Puttable Floating Option Tax-Exempt Receipts RB Series 2005A DN (Merrill Lynch Capital Services SBPA)	—	—	32,474	1,760,000
	Virginia Beach Development Authority Multi-Family Housing RB P-Float Trust Receipts Series 2005-2505 AMT DN (Merrill Lynch & Co. Guaranty)	—	—	69,286	3,745,000
	Washington Housing Finance Community Multi-Family Housing RB (Merrill Lynch P-Floats Trust Receipts) Series 2005-3054 AMT DN (Merrill Lynch & Co. Guaranty)	(8,385,000)	83,934	126,090	—

88

BLACKROCK LIQUIDITY FUNDS

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN /LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
California Money Fund	Bay Area Toll Authority Toll Bridge RB Series 2006MT-238 DN (Depfa Bank Plc Liquidity Facility)	$—	$—	$277,841	$15,000,000
	California Department of Water Resource Power Supply RB Series 2003 PT-759 DN (MBIA Insurance, Landesbank Hessen-Thuringen Girozentrale SBPA)	—	—	174,061	9,700,000
	Clovis County Unified School District GO P-Float Trust Receipts Series 2005-PZ-42 DN (FGIC Insurance, Merrill Lynch Capital Services SBPA)	(880,000)	—	17,574	450,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1236 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	40,047	2,200,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2004 PA-1237 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	49,877	2,740,000
	Golden State Tobacco Settlement Securitization Corp. RB P-Float Trust Receipts Series 2006D-195 DN (FGIC Insurance, Deutsche Bank Liquidity Facility)	(5,000)	—	37,697	2,070,000
	Los Angeles Unified School District GO (Eclipse Funding Trust) Series 2006-0018 DN (FGIC Insurance, U.S. Bank N.A. Liquidity Facility)	—	—	95,079	5,265,000
	Pleasant Valley School District of Ventura County GO P-Float Trust Receipts Series 2005 PT-2783 DN (MBIA Insurance, Dexia Credit Local SBPA)	—	—	104,975	5,850,000
	San Diego Public Facilities Financing Authority Lease RB (Merrill Lynch P-Float Trust Receipts) Series 2002 PPT-1002C DN (AMBAC Insured, Merrill Lynch Capital Services SBPA)	(9,875,000)	—	159,247	—
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2005 PA-1288 DN (Merrill Lynch & Co. Guaranty, Merrill Lynch Capital Services SBPA)	—	—	36,506	2,000,000
	West Covina Unified School District GO Series 2003-23 DN (MBIA Insurance, Banque Nationale de Paribas Liquidity Facility)	(15,000)	—	122,338	6,810,000
New York Money Fund	New York City GO P-Float Trust Receipts Series 1997 DN (AMBAC Insurance, Societe Generale Group Liquidity Facility)	—	—	178,018	9,860,000
	New York City GO P-Float Trust Receipts Series 2005-3333 DN (Dexia Bank LOC)	(20,000)	—	97,026	5,320,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-232 DN (Depfa Bank Plc SBPA)	—	—	318,467	17,495,000
	Tobacco Settlement Financing Corp. RB P-Float Trust Receipts Series 2006 MT-256 DN (Svenska Handelsbank Liquidity Facility)	—	—	137,688	7,495,000

89

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Funds have each sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

Transactions in capital shares for each period were as follows:

	TEMPFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$186,017,914,355	$389,651,161,121
Dollar Shares	23,285,797,653	43,075,160,298
Cash Management Shares	1,418,697,308	1,029,248,488
Cash Reserve Shares	14,407,185	199,267,069
Administration Shares	970,468,140	2,293,616,197
Bear Stearns Shares	582,574,916	5,110,954,951
Bear Stearns Premier Choice Shares	36,384,998	72,074,199
Bear Stearns Private Client Shares	748,165,075	6,599,860,689
Bear Stearns Premier Shares	561,320,961	2,404,474,385
Shares issued in reinvestment of dividends:
Institutional Shares	234,270,463	474,991,356
Dollar Shares	8,298,058	11,048,042
Cash Management Shares	7,091,825	9,080,551
Cash Reserve Shares	285,758	908,498
Administration Shares	10,995,133	14,292,510
Bear Stearns Shares	17,791,703	29,878,151
Bear Stearns Premier Choice Shares	401,487	566,535
Bear Stearns Private Client Shares	38,566,392	54,524,638
Bear Stearns Premier Shares	10,090,426	14,993,164
Shares redeemed:
Institutional Shares	(186,904,096,896)	(384,569,956,982)
Dollar Shares	(23,171,395,263)	(42,325,487,680)
Cash Management Shares	(1,252,755,429)	(961,817,736)
Cash Reserve Shares	(15,258,542)	(186,727,867)
Administration Shares	(855,678,108)	(1,805,888,650)
Bear Stearns Shares	(538,943,565)	(5,036,674,584)
Bear Stearns Premier Choice Shares	(33,401,164)	(65,916,391)
Bear Stearns Private Client Shares	(583,644,682)	(6,193,454,946)
Bear Stearns Premier Shares	(513,615,075)	(2,345,125,790)

Net increase	$94,733,112	$7,555,050,216

90

BLACKROCK LIQUIDITY FUNDS

	TEMPCASH
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$89,382,355,492	$225,678,041,325
Dollar Shares	1,004,207,217	1,987,142,364
Cash Management Shares	528,753	537,316
Administration Shares	18,000,000	41,292,406
Bear Stearns Premier Shares	—	3,480,782
Shares issued in reinvestment of dividends:
Institutional Shares	109,822,151	302,604,718
Dollar Shares	20,267,847	28,226,617
Cash Management Shares	2,110	1,724
Administration Shares	325,093	666,812
Bear Stearns Premier Choice Shares	—	7
Bear Stearns Premier Shares	—	7
Shares redeemed:
Institutional Shares	(90,419,728,718)	(227,789,671,065)
Dollar Shares	(915,409,300)	(1,784,603,837)
Cash Management Shares	(496,214)	(412,736)
Administration Shares	(36,600,000)	(16,500,000)
Bear Stearns Premier Choice Shares	—	(2,174)
Bear Stearns Premier Shares	—	(3,483,051)

Net decrease	$(836,725,569)	$(1,552,678,785)

91

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FEDFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$8,284,024,295	$18,944,064,247
Dollar Shares	5,650,364,022	16,761,103,640
Cash Reserve Shares	10,468,641	25,045,901
Administration Shares	33,899,563	199,877,492
Bear Stearns Shares	65,506,387	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	196,897,556	1,100,718,969
Bear Stearns Premier Shares	89,760,869	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	24,894,859	51,605,902
Dollar Shares	710,418	1,778,083
Cash Reserve Shares	50,572	86,112
Bear Stearns Shares	990,654	1,942,735
Bear Stearns Premier Choice Shares	53	97
Bear Stearns Private Client Shares	7,321,624	11,450,901
Bear Stearns Premier Shares	1,230,109	2,661,307
Shares redeemed:
Institutional Shares	(8,678,107,024)	(18,898,054,675)
Dollar Shares	(5,669,440,531)	(16,720,372,044)
Cash Reserve Shares	(10,094,660)	(25,596,444)
Administration Shares	(64,894,184)	(160,284,882)
Bear Stearns Shares	(73,771,005)	(357,797,089)
Bear Stearns Premier Choice Shares	(129)	(1)
Bear Stearns Private Client Shares	(180,203,227)	(1,058,766,420)
Bear Stearns Premier Shares	(88,116,092)	(530,537,878)

Net increase (decrease)	$(398,507,229)	$200,177,320

92

BLACKROCK LIQUIDITY FUNDS

	MUNIFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$5,861,349,433	$13,901,180,607
Dollar Shares	529,778,421	1,139,417,855
Cash Management Shares	116,283,125	166,170,301
Administration Shares	399,098,754	1,128,586,539
Bear Stearns Shares	82,527,357	149,955,504
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	1,266,598,115	1,650,176,109
Bear Stearns Premier Shares	1,418,830,721	2,523,021,114
Shares issued in reinvestment of dividends:
Institutional Shares	11,805,421	22,775,331
Dollar Shares	124,767	269,923
Cash Management Shares	153,922	249,589
Bear Stearns Shares	350,332	557,408
Bear Stearns Premier Choice Shares	36	64
Bear Stearns Private Client Shares	4,495,223	6,154,545
Bear Stearns Premier Shares	3,009,622	5,048,991
Shares redeemed:
Institutional Shares	(6,113,793,121)	(14,638,784,755)
Dollar Shares	(547,546,231)	(1,127,604,953)
Cash Management Shares	(103,538,275)	(160,498,435)
Administration Shares	(394,382,892)	(1,274,038,169)
Bear Stearns Shares	(89,347,522)	(143,271,733)
Bear Stearns Premier Choice Shares	(90)	—
Bear Stearns Private Client Shares	(1,245,305,860)	(1,565,865,646)
Bear Stearns Premier Shares	(1,377,455,775)	(2,494,490,353)

Net decrease	$(176,964,516)	$(710,990,163)

93

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	MUNICASH
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$13,292,226,128	$24,446,416,588
Dollar Shares	180,708,330	268,637,530
Administration Shares	—	441,583
Bear Stearns Premier Choice Shares	—	2
Bear Stearns Premier Shares	—	2
Shares issued in reinvestment of dividends:
Institutional Shares	7,246,946	22,441,985
Dollar Shares	1,327,192	1,713,870
Administration Shares	6,202	1,366
Bear Stearns Premier Choice Shares	—	5
Bear Stearns Premier Shares	—	5
Shares redeemed:
Institutional Shares	(13,302,013,442)	(25,417,665,125)
Dollar Shares	(180,583,067)	(238,160,608)
Administration Shares	(449,151)	—
Bear Stearns Premier Choice Shares	—	(2,168)
Bear Stearns Premier Shares	—	(2,161)

Net decrease	$(1,530,862)	$(916,177,126)

94

BLACKROCK LIQUIDITY FUNDS

	CALIFORNIA MONEY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$1,597,068,150	$3,502,352,706
Dollar Shares	520,772,979	593,706,629
Cash Management Shares	5,318,472	10,219,362
Administration Shares	4,423,348	6,627,586
Bear Stearns Shares	132,839,839	250,423,612
Bear Stearns Premier Choice Shares	1	1
Bear Stearns Private Client Shares	1,158,323,353	1,568,793,698
Bear Stearns Premier Shares	254,221,879	391,575,753
Shares issued in reinvestment of dividends:
Institutional Shares	3,243,664	3,315,334
Dollar Shares	576,157	551,463
Cash Management Shares	176,142	22,747
Bear Stearns Shares	510,522	716,986
Bear Stearns Premier Choice Shares	34	62
Bear Stearns Private Client Shares	3,366,249	4,251,120
Bear Stearns Premier Shares	320,677	454,172
Shares redeemed:
Institutional Shares	(1,666,003,793)	(3,238,337,759)
Dollar Shares	(506,379,252)	(579,709,968)
Cash Management Shares	(74,526)	(325,049)
Administration Shares	(3,949,559)	(5,513,532)
Bear Stearns Shares	(123,128,502)	(233,369,215)
Bear Stearns Premier Choice Shares	(83)	(1)
Bear Stearns Private Client Shares	(1,141,013,954)	(1,496,872,135)
Bear Stearns Premier Shares	(244,194,107)	(393,989,672)

Net increase (decrease)	$(3,582,310)	$384,893,900

95

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

	NEW YORK MONEY FUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$1,199,534,973	$2,079,000,527
Dollar Shares	8,779,186	14,953,044
Cash Management Shares	31,906,163	59,697,237
Administration Shares	4,863,332	9,494,781
Bear Stearns Shares	19,717,324	48,274,053
Bear Stearns Premier Choice Shares	223,888	241,501
Bear Stearns Private Client Shares	656,417,185	953,691,417
Bear Stearns Premier Shares	146,592,046	111,462,650
Shares issued in reinvestment of dividends:
Institutional Shares	971,127	2,281,043
Dollar Shares	110,395	172,646
Bear Stearns Shares	50,385	88,326
Bear Stearns Premier Choice Shares	3,589	2,902
Bear Stearns Private Client Shares	2,550,399	3,937,374
Bear Stearns Premier Shares	186,209	165,055
Shares redeemed:
Institutional Shares	(1,175,695,328)	(2,039,097,362)
Dollar Shares	(7,218,335)	(14,282,664)
Cash Management Shares	(27,961,145)	(53,887,033)
Administration Shares	(8,141,097)	(9,775,068)
Bear Stearns Shares	(17,426,619)	(49,510,085)
Bear Stearns Premier Choice Shares	(243,677)	(4,111)
Bear Stearns Private Client Shares	(620,023,697)	(931,126,430)
Bear Stearns Premier Shares	(134,811,662)	(109,066,742)

Net increase	$80,384,641	$76,713,061

On April 30, 2007, two shareholders held approximately 27% of the outstanding shares of TempFund, one shareholder held approximately 16% of the outstanding shares of TempCash, three shareholders held approximately 56% of the outstanding shares of FedFund, two shareholders held approximately 51% of the outstanding shares of MuniFund, two shareholders held approximately 56% of the outstanding shares of MuniCash, three shareholders held approximately 51% of the outstanding shares of California Money Fund and two shareholders held approximately 45% of the outstanding shares of New York Money Fund. Some of the shareholders are comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of a particular Fund, each omnibus account executes transactions in the Funds’ shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

96

BLACKROCK LIQUIDITY FUNDS

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

		TAX-FREE INCOME	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL DISTRIBUTIONS
TempFund	10/31/2006	$—	$1,564,251,287	$—	$1,564,251,287
TempCash	10/31/2006	—	587,356,006	—	587,356,006
FedFund	10/31/2006	—	154,392,485	—	154,392,485
MuniFund	10/31/2006	81,576,936	—	161,094	81,738,030
MuniCash	10/31/2006	49,244,341	—	—	49,244,341
California Money Fund	10/31/2006	26,371,103	—	103,966	26,475,069
New York Money Fund	10/31/2006	15,043,294	210,280	116,489	15,370,063

As of October 31, 2006, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2008	2009	2012	2013	2014	TOTAL
TempFund	$—	$—	$—	$3,510,519	$—	$3,510,519
TempCash	—	—	—	2,221,773	—	2,221,773
FedFund	—	—	—	12,054	—	12,054
Treasury Trust Fund	111,459	91,820	—	86,297	30,151	319,727
MuniCash	13,010	—	77,299	137,589	263,568	491,466

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (”FIN 48“), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(F) Asset Concentration

The California Money Fund and New York Money Fund invest primarily in municipal obligations from issuers residing in those states, respectively, and, as a result, are more susceptible to adverse consequences of economic, political and other developments than a more geographically diverse fund. Such consequences may include declines in the market value and marketability of fund securities, as well as impairment of the ability of certain issuers of California and New York municipal securities to pay principal and interest on their obligations.

97

Investment Advisor	Distributor
BlackRock Institutional Management Corporation	BlackRock Distributors, Inc.
Wilmington, Delaware 19809	King of Prussia, Pennsylvania 19406

Administrator	Custodian
BlackRock Institutional Management Corporation	PFPC Trust Company
Wilmington, Delaware 19809	Philadelphia, Pennsylvania 19153

Sub-Administrator and Transfer Agent	Counsel
PFPC Inc.	Drinker Biddle & Reath LLP
Wilmington, DE 19809	Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting
Firm
Deloitte & Touche LLP
Philadelphia, Pennsylvania 19103

Electronic copies of most financial reports and prospectuses are available on the Fund’s website

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling 1-800-821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.

FedFund - Cash Reserve Shares

Semi-Annual Report

April 30, 2007

(Unaudited)

BLACKROCK LIQUIDITY FUNDS

*FedFund

ShareholderLetter	1
Fund Profile	2-4
Schedule of Investments	5-7
Portfolio Financial Statements
Statement of Assets and Liabilities	8-10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13-20
Notes to Financial Statements	21-32

PRIVACY PRINCIPLES OF BLACKROCK LIQUIDITY FUNDS

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share information with select parties. If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory inquiries or service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS

100 Bellevue Parkway

Wilmington, DE 19809

(800)821-7432

www.blackrock.com

April 30, 2007

Dear Shareholder:

We are pleased to present the Semi-Annual Report to Shareholders of BlackRock Liquidity Funds for the six months ended April 30, 2007.

BlackRock Liquidity Funds offer a variety of high quality Taxable and Tax-Exempt Money Market Funds designed to meet the varied needs of our investors. Please contact your account representative or call our Client Service Center at (800) 821-7432 to discuss your investment options.

We welcome the opportunity to serve your investment needs in the months ahead.

Sincerely,

Ralph L. Schlosstein
Chairman & President

THIS PAGE NOT PART OF YOUR FUND REPORT

1

FEDFUND

FUND PROFILE

Portfolio Composition — % of Portfolio

Distribution — Weighted Average Maturity 22 days

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, distribution (12b-1) and service fees, where applicable, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 to April 30, 2007.

The information under “Actual Expenses,” together with the amount you invested, allows you to estimate actual expenses paid over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600

2

FEDFUND

account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period,” to estimate the expenses paid on your account during this period. The information under “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Actual Expenses
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,025.70	1,024.40	1,023.60	1,025.20	1,021.60	1,024.40	1,023.50	1,023.50
Expenses Incurred During Period (11/01/06 — 4/30/07)*	1.00	2.26	3.01	1.51	5.01	2.26	3.16	3.16

	Hypothetical Expenses (5% return before expenses)
	Institutional	Dollar	Cash Reserve	Administration	Bear Stearns	Bear Stearns Premier Choice	Bear Stearns Private Client	Bear Stearns Premier
Beginning Account Value (11/01/06) (in Dollars)	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00	1,000.00
Ending Account Value (4/30/07) (in Dollars)	1,024.00	1,022.74	1,021.99	1,023.49	1,019.98	1,022.74	1,021.84	1,021.84
Expenses Incurred During Period (11/01/06 — 4/30/07)*	1.02	2.26	3.01	1.51	5.02	2.26	3.16	3.16

3

FEDFUND

*	For each class of the Fund, expenses are equal to the Fund’s annualized expense ratio for the period of 0.20%, 0.45%, 0.60%, 0.30%, 1.00%, 0.45%, 0.63% and 0.63% for Institutional, Dollar, Cash Reserve, Administration, Bear Stearns, Bear Stearns Premier Choice, Bear Stearns Private Client and Bear Stearns Premier classes, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
AGENCY OBLIGATIONS — 23.4%
Federal Farm Credit Bank Variable Rate Notes — 7.6%
5.18%(b)	05/01/07	$85,000	$84,981,147
5.23%(b)	05/01/07	105,000	104,993,879
5.24%(b)	05/01/07	30,000	29,998,650

			219,973,676

Federal Home Loan Bank Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,939,867

Federal Home Loan Mortgage Corp. Discount Notes — 0.5%
5.03%(c)	09/21/07	15,000	14,700,296

Federal Home Loan Mortgage Corp. Variable Rate Notes — 5.1%
5.20%(b)	06/18/07	150,000	149,974,668

Federal National Mortgage Assoc. Discount Notes — 1.7%
5.05%(c)	09/05/07	49,279	48,401,081

Federal National Mortgage Assoc. Variable Rate Notes — 3.4%
5.19%(b)	06/28/07	100,000	99,965,682

TOTAL AGENCY OBLIGATIONS (Cost $ 682,955,270)			682,955,270

REPURCHASE AGREEMENTS — 76.8%
Deutsche Bank Securities Inc.
5.10%	05/01/07	185,444	185,444,000

(Agreement dated 04/30/07 to be repurchased at $185,470,271, collateralized by $240,641,384 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $191,007,320.)

Deutsche Bank Securities Inc.
5.23%	05/01/07	100,000	100,000,000

(Agreement dated 04/30/07 to be repurchased at $100,014,528, collateralized by $129,764,988 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $103,000,000.)

Deutsche Bank Securities Inc.
5.28%	05/15/07	200,000	200,000,000

(Agreement dated 02/14/07 to be repurchased at $202,640,000, collateralized by $259,529,975 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $206,000,000.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

5

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONTINUED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)
Deutsche Bank Securities Inc.
5.26%	06/14/07	$150,000	$150,000,000

(Agreement dated 03/16/07 to be repurchased at $151,972,500, collateralized by $194,647,481 Federal Home Loan Mortgage Corp. Bonds, Federal National Mortgage Assoc. Variable Rate Notes and Adjustable Rate Mortgage Notes 3.87% to 6.22% due from 09/01/32 to 05/01/37. The value of the collateral is $154,500,000.)

Goldman Sachs & Co.
5.24%	05/21/07	300,000	300,000,000

(Agreement dated 04/20/07 to be repurchased at $301,352,375, collateralized by $254,953,023 Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes 0.00% due from 10/15/16 to 05/15/34. The value of the collateral is $ 309,000,000.)

Greenwich Capital Markets, Inc.
5.24%	05/01/07	500,000	500,000,000

(Agreement dated 04/30/07 to be repurchased at $500,072,778, collateralized by $1,725,309,542 Federal National Mortgage Assoc. Variable Rate Notes and Bonds 0.00% to 0.01% due from 04/01/27 to 03/01/47. The value of the collateral is $ 515,000,101.)

Lehman Brothers Inc.
5.20%	05/01/07	56,074	56,074,000

(Agreement dated 04/30/07 to be repurchased at $56,082,100, collateralized by $370,555,000 Federal National Mortgage Assoc. Bonds and Federal Home Loan Mortgage Corp. Bonds 5.50% to 6.00% due from 09/01/13 to 02/01/37. The value of the collateral is $57,759,568.)

Morgan Stanley & Co., Inc.
5.23%	05/01/07	196,000	196,000,000

(Agreement dated 04/30/07 to be repurchased at $196,028,474, collateralized by $395,781,000 Tennessee Valley Authority Bonds, Resolution Funding Corp. Strips, Federal Farm Credit Bank Discount Notes, Federal Home Loan Mortgage Corp. Adjustable Rate Mortgage Notes, Notes and Bonds and Federal National Mortgage Assoc. Discount Notes, Variable Rate Notes, Medium Term Notes, Notes and Bonds 0.00% to 8.50% due from 05/01/07 to 04/01/37. The value of the collateral is $205,431,879.)

UBS Securities LLC
5.28%	05/17/07	350,000	350,000,000

(Agreement dated 02/01/07 to be repurchased at $355,390,000, collateralized by $536,447,904 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 04/15/37. The value of the collateral is $360,500,061.)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

6

BLACKROCK LIQUIDITY FUNDS

SCHEDULE OF INVESTMENTS

FEDFUND (CONCLUDED)

APRIL 30, 2007 (UNAUDITED) (PERCENTAGES SHOWN ARE BASED ON NET ASSETS)	MATURITY	PAR (000)	VALUE
REPURCHASE AGREEMENTS (Continued)
UBS Securities LLC 5.27%	07/02/07	$200,000	$200,000,000

(Agreement dated 04/03/07 to be repurchased at $202,635,000, collateralized by $308,340,000 Federal Home Loan Mortgage Corp. Strips 0.00% due from 08/01/35 to 05/01/36. The value of the collateral is $206,002,191.)

TOTAL REPURCHASE AGREEMENTS (Cost $2,237,518,000)			2,237,518,000

TOTAL INVESTMENTS IN SECURITIES — 100.2% (Cost $2,920,473,270(a))			$2,920,473,270
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%			$(6,069,649)

NET ASSETS — 100.0%			$2,914,403,621

(a)	Aggregate cost for federal income tax purposes.
(b)	Rates shown are as of April 30, 2007 and maturities shown are the next interest readjustment date or the date the principal owed can be recovered through demand.
(c)	The rate shown is the effective yield at the time of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

7

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2007 (UNAUDITED)	FEDFUND
ASSETS
Investments at value — unaffiliated[1]	$2,920,473,270	[2]
Interest receivable	13,576,102
Prepaid expenses	88,916

TOTAL ASSETS	2,934,138,288

LIABILITIES
Cash overdraft	11,986,976
Management fees payable	447,367
Distributions payable	6,906,621
Custodian fees payable	40,827
Transfer agent fees payable	14,350
Shareholder servicing fees payable	236,394
Distribution fees payable	13,581
Officers’ and trustees’ fees payable	9,584
Other accrued expenses payable	78,967

TOTAL LIABILITIES	19,734,667

NET ASSETS	$2,914,403,621

[1]Cost of investments — unaffiliated	$2,920,473,270
[2]Consists primarily of Repurchase Agreements collateralized by U.S. Treasury and Agency Obligations

NET ASSETS CONSISTED OF:
Capital Paid-in	$2,914,415,675
Undistributed net investment income
Accumulated net realized loss on investment transactions	(12,054)

NET ASSETS	$2,914,403,621

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

(CONTINUED)

AS OF APRIL 30, 2007 (UNAUDITED)	FEDFUND
Institutional Shares:
Net Assets	$2,048,406,351
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,048,443,294
Net Asset Value	$1.00
Dollar Shares:
Net Assets	$396,673,595
Shares outstanding, unlimited number of shares authorized, $0.001 par value	396,647,239
Net Asset Value	$1.00
Cash Management Shares:
Cash Reserve Shares:
Net Assets	$1,506,986
Shares outstanding, unlimited number of shares authorized, $0.001 par value	1,507,048
Net Asset Value	$1.00
Administration Shares:
Net Assets	$52,074,460
Shares outstanding, unlimited number of shares authorized, $0.001 par value	52,074,459
Net Asset Value	$1.00
Bear Stearns Shares:
Net Assets	$45,146,353
Shares outstanding, unlimited number of shares authorized, $0.001 par value	45,146,556
Net Asset Value	$1.00
Bear Stearns Premier Choice Shares:
Net Assets	$2,185
Shares outstanding, unlimited number of shares authorized, $0.001 par value	2,189
Net Asset Value	$1.00
Bear Stearns Private Client Shares:
Net Assets	$319,322,664
Shares outstanding, unlimited number of shares authorized, $0.001 par value	319,323,817
Net Asset Value	$1.00

9

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF ASSETS AND LIABILITIES

(CONCLUDED)

AS OF APRIL 30, 2007 (UNAUDITED)	FEDFUND
Bear Stearns Premier Shares:
Net Assets	$51,271,027
Shares outstanding, unlimited number of shares authorized, $0.001 par value	51,271,071
Net Asset Value	$1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	FEDFUND
Investment income:
Interest	$81,455,496
Interest from affiliates (Note C)	711,238

Total investment income	82,166,734

Expenses:
Management fees	3,979,998
Custodian fees	119,780
Transfer agent fees	138,940
Shareholder servicing fees — class specific	1,596,187
Distribution fees — class specific	652,744
Legal and audit fees	36,714
Printing fees	14,887
Registration fees and expenses	29,722
Officers’ and trustees’ fees	24,821
Other	41,897

Total expenses	6,635,690

Less management fees waived (Note C)	(1,268,630)
Less fees paid indirectly (Note C)	(1,489)
Less shareholder servicing fees waived — class specific (Note C)	(145,002)
Less distribution fees waived — class specific (Note C)	(572,310)

Net expenses	4,648,259

Net investment income	77,518,475

Net increase in net assets resulting from operations	$77,518,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

11

BLACKROCK LIQUIDITY FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	FEDFUND
	SIX MONTHS ENDED APRIL 30, 2007 (UNAUDITED)	YEAR ENDED OCTOBER 31, 2006
Increase (decrease) in net assets:
Operations:
Net investment income	$77,518,475	$154,392,485

Net increase in net assets resulting from operations	77,518,475	154,392,485

Distributions to shareholders from:
Net investment income:
Institutional Shares	(56,052,337)	(113,702,966)
Dollar Shares	(10,428,636)	(21,405,041)
Cash Reserve Shares	(50,882)	(95,349)
Administration Shares	(1,365,596)	(3,116,432)
Bear Stearns Shares	(1,004,582)	(1,945,617)
Bear Stearns Premier Choice Shares	(53)	(97)
Bear Stearns Private Client Shares	(7,360,766)	(11,467,225)
Bear Stearns Premier Shares	(1,255,623)	(2,659,758)

Total distributions from net investment income	(77,518,475)	(154,392,485)

Capital share transactions (Note D)	(398,507,229)	200,177,320

Total increase (decrease) in net assets	(398,507,229)	200,177,320
Net assets:
Beginning of period	3,312,910,850	3,112,733,530

End of period	$2,914,403,621	$3,312,910,850

End of period undistributed net investment income	$—	$—

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	INSTITUTIONAL SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
FEDFUND		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0254	0.0463	0.0269	0.0105	0.0110	0.0183
Dividends to shareholders from net investment income	(0.0254)	(0.0463)	(0.0269)	(0.0105)	(0.0110)	(0.0183)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.57%[3]	4.73%	2.73%	1.05%	1.10%	1.85%
Ratios/Supplemental data:
Net assets, end of period (000)	$2,048,406	$2,417,594	$2,320,001	$1,883,220	$2,163,336	$1,955,108
Ratio of expenses to average net assets	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (including custody credits)	0.20%[4]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average daily net assets (excluding waivers)	0.28%[4]	0.28%	0.29%	0.29%	0.28%	0.26%
Ratio of net investment income to average daily net assets	5.11%[4]	4.64%	2.73%	1.04%	1.10%	1.82%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

13

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	DOLLAR SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31
		2006	2005	2004	2003[1]	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0438	0.0244	0.0080	0.0085	0.0158
Dividends to shareholders from net investment income	(0.0241)	(0.0438)	(0.0244)	(0.0080)	(0.0085)	(0.0158)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.44%[3]	4.47%	2.47%	0.80%	0.85%	1.60%
Ratios/Supplemental data:
Net assets, end of period (000)	$396,674	$415,040	$372,460	$345,479	$397,344	$635,685
Ratio of expenses to average net assets	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average daily net assets (excluding waivers)	0.53%[4]	0.53%	0.54%	0.54%	0.53%	0.50%
Ratio of net investment income to average daily net assets	4.85%[4]	4.46%	2.49%	0.79%	0.87%	1.61%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

BLACKROCK LIQUIDITY FUNDS

FEDFUND	CASH RESERVE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31			PERIOD ENDED 10/31/03[1,5]
		2006	2005	2004
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0065	0.0034
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0065)	(0.0034)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.36%[3]	4.31%	2.32%	0.65%	0.59%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$1,507	$1,082	$1,547	$9,276	$13,492
Ratio of expenses to average net assets	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.60%[4]	0.60%	0.60%	0.60%	0.60%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.68%[4]	0.68%	0.70%	0.69%	0.69%[4]
Ratio of net investment income to average daily net assets	4.75%[4]	4.26%	1.94%	0.62%	0.58%[4]

15

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	ADMINISTRATION SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[6,9]
Net asset value, beginning of period	$1.00	$1.00	$1.00

Net investment income	0.0249	0.0453	0.0110
Dividends to shareholders from net investment income	(0.0249)	(0.0453)	(0.0110)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return[2]	2.52%[3]	4.63%	1.10%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$52,074	$83,069	$43,480
Ratio of expenses to average net assets	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.30%[4]	0.30%	0.30%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.38%[4]	0.38%	0.39%[4]
Ratio of net investment income to average daily net assets	5.04%[4]	4.67%	2.63%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

BLACKROCK LIQUIDITY FUNDS

FEDFUND	BEAR STEARNS SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31				PERIOD ENDED 10/31/02[1,7]
		2006	2005	2004	2003[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0214	0.0383	0.0189	0.0031	0.0033	0.0040
Dividends to shareholders from net investment income	(0.0214)	(0.0383)	(0.0189)	(0.0031)	(0.0033)	(0.0040)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.16%[3]	3.90%	1.91%	0.31%	0.33%	0.89%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$45,146	$52,420	$47,205	$18,837	$7,889	$2,728
Ratio of expenses to average net assets	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]
Ratio of expenses to average daily net assets (including custody credits)	1.00%[4]	1.00%	1.00%	0.95%	0.95%	1.00%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.09%	1.09%	1.08%	1.08%[4]
Ratio of net investment income to average daily net assets	4.37%[4]	3.86%	2.14%	0.36%	0.30%	0.87%[4]

17

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	BEAR STEARNS PREMIER CHOICE SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0241	0.0438	0.0244	0.0054
Dividends to shareholders from net investment income	(0.0241)	(0.0438)	(0.0244)	(0.0054)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.44%[3]	4.47%	2.47%	0.54%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$2	$2	$2	$2
Ratio of expenses to average net assets	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.45%[4]	0.45%	0.45%	0.45%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.53%[4]	0.53%	0.87%	0.54%[4]
Ratio of net investment income to average daily net assets	4.86%[4]	4.39%	2.48%	0.92%[4]

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

BLACKROCK LIQUIDITY FUNDS

FEDFUND	BEAR STEARNS PRIVATE CLIENT SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0229	0.0045
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0229)	(0.0045)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.32%	0.45%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$319,323	$295,307	$241,913	$50,579
Ratio of expenses to average daily net assets	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.58%[4]
Ratio of expenses to average daily net assets (excluding waivers)	1.13%[4]	1.13%	1.14%	0.80%[4]
Ratio of net investment income to average daily net assets	4.72%[4]	4.25%	2.59%	0.92%[4]

19

BLACKROCK LIQUIDITY FUNDS

FINANCIAL HIGHLIGHTS (CONCLUDED)

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FEDFUND	BEAR STEARNS PREMIER SHARES
	PERIOD ENDED 4/30/07 (UNAUDITED)	YEAR ENDED OCTOBER 31		PERIOD ENDED 10/31/04[8]
		2006	2005
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0233	0.0423	0.0227	0.0038
Dividends to shareholders from net investment income	(0.0233)	(0.0423)	(0.0227)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return[2]	2.35%[3]	4.31%	2.30%	0.38%[3]
Ratios/Supplemental data:
Net assets, end of period (000)	$51,271	$48,396	$86,126	$2
Ratio of expenses to average net assets	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (including custody credits)	0.63%[4]	0.60%	0.60%	0.70%[4]
Ratio of expenses to average daily net assets (excluding waivers)	0.88%[4]	0.88%	0.89%	0.79%[4]
Ratio of net investment income to average daily net assets	4.80%[4]	4.15%	2.84%	0.60%[4]

[1]	Audited by other auditors.
[2]	Past performance is no guarantee of future results.
[3]	Not annualized.
[4]	Annualized.
[5]	Commencement of operations of share class effective April 1, 2003.
[6]	Commencement of operations of share class effective November 10, 2004.
[7]	Commencement of operations of share class effective May 20, 2002.
[8]	Commencement of operations of share class effective March 26, 2004.
[9]	There were no Administration Shares outstanding during the period November 1, 2004 to November 9, 2004 and November 19, 2004 to July 5, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(A) Organization

BlackRock Liquidity Funds (the “Trust”) is organized as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements and these accompanying notes relate to FedFund (the “Fund”).

FedFund offers ten classes of shares: Administration Shares, Bear Stearns Shares, Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares, Bear Stearns Private Client Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Institutional Shares. As of April 30, 2007, no Cash Mamagement Shares or Cash Plus Shares were outstanding.

Effective March 1, 2005 Bear Stearns Premier Select Shares were renamed Bear Stearns Premier Choice Shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

(B) Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements.

Security Valuation — Portfolio securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Trust seeks to maintain the net asset value per share of the Fund at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

21

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

In September 2006, “Statement of Financial Accounting Standards No. 157, Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund’s financial statements, if any, has not been determined.

In addition, in February 2007, the Financial Accounting Standards Board issued “Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund’s financial statements, if any, has not been determined.

Dividends to Shareholders — Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Investment Transactions and Investment Income — Investment transactions are accounted for on the trade date. The cost of investments sold and realized gains and losses thereon are determined by use of the specific identification method, generally first in first out, for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis.

Repurchase Agreements — FedFund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in

22

BLACKROCK LIQUIDITY FUNDS

13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Trust’s custodian or an authorized securities depository.

Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) requires the use of management estimates. Actual results could differ from these estimates and such differences could be material.

Other — Expenses that are directly related to FedFund are charged directly. Other operating expenses are prorated to the Fund on the basis of relative net assets. Class-specific expenses are borne by that class. Differences in net expense ratios between classes of the Fund are due to class-specific expenses and waivers. Income, other expenses and realized and unrealized gains and losses of the Fund are allocated to the respective class on the basis of the relative net assets each day.

(C) Agreements and Other Transactions with Affiliates and Related Parties

Pursuant to agreements between the Trust and BlackRock Institutional Management Corporation (“BIMC”), an indirect wholly-owned subsidiary of BlackRock, Inc., BIMC provides both investment advisory and administration services to the Trust. PFPC Trust Company (“PTC”), an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC”), is the Trust’s custodian and PFPC Inc. (“PFPC”), an indirect, wholly owned subsidiary of PNC, is the Trust’s transfer agent and sub-administrator. BlackRock Distributors, Inc., (“BDI”), a direct subsidiary of PNC, serves as the Trust’s distributor. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and PNC are principal owners of BlackRock, Inc.

On September 29, 2006, The Trust entered into a Management Agreement with BIMC under which it provides certain advisory and administrative services. BIMC also entered into a sub-administrative agreement with PFPC under which it provides certain administrative services.

For the management and administration services provided and expenses assumed by it under the Management Agreement, BIMC is entitled to receive the following annual fees computed daily based upon each Fund’s average daily net assets and paid monthly to BIMC:

23

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Calculation A	Calculation B
.175% of the first $1 billion*	.175% of the first $1 billion**
.150% of the next $1 billion*	.150% of the next $1 billion**
.125% of the next $1 billion*	.125% of the next $1 billion**
.100% of the next $1 billion*	.100% of amounts in excess of $3 billion.**
.095% of the next $1 billion*
.090% of the next $1 billion*
.085% of the next $1 billion*
.080% of amounts in excess of $7 billion.*

The Management Fee is equal to Calculation A plus Calculation B.

*	Based on the combined average net assets of FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund.
**	Based on the average net assets of each fund.

Prior to September 29, 2006. BIMC managed each Fund under a Management Agreement (“Prior Management Agreement”) dated February 21, 2006. Fees under the Prior Management Agreement were identical to those set forth for the current Management Agreement. The current Management Agreement was entered into in connection with the consummation on September 29, 2006 by BlackRock, Inc. of a transaction with Merrill Lynch whereby Merrill Lynch’s investment management business combined with that of BlackRock, Inc. (the “Transaction”). The 1940 Act requires that a management agreement of an investment company provide for its automatic termination in the event of its “assignment” (as defined in the 1940 Act). A sale of a controlling block of an investment adviser’s voting securities generally is deemed to result in an assignment of an investment adviser’s management agreement. BlackRock, Inc. informed the Board of the Funds that it does not believe the Transaction was an assignment of the Prior Management Agreement under the 1940 Act. However, it is possible that the transaction could have been determined to be such an assignment, which would have resulted in the automatic termination of the Prior Management Agreement. Due to this uncertainty, the Funds obtained shareholder approval of, and have entered into, the new Management Agreement to prevent any potential disruption that might have occurred in BIMC’s ability to provide services following the Transaction.

24

BLACKROCK LIQUIDITY FUNDS

Prior to February 21, 2006, BIMC managed each Fund under an advisory agreement (the “Prior Advisory Agreement”), and BIMC and PFPC provided administrative services to the Funds, as co-administrators under an administration agreement (the “Prior Administration Agreement”). The fees payable by the Funds under the Management Agreement with BIMC are higher than the advisory fee rates payable under the Prior Advisory Agreement, but equal to the total of advisory fees payable fees under the Prior Advisory Agreement plus fees payable for administrative services under the Prior Administration Agreement.

Under the Prior Advisory Agreement in return for BIMC’s advisory services, the Trust paid BIMC a fee, computed daily and payable monthly, based on the combined average daily net assets as follows:

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

.175% of the first $1 billion
.150% of the next $1 billion
.125% of the next $1 billion
.100% of the next $1 billion
.095% of the next $1 billion
.090% of the next $1 billion
.085% of the next $1 billion
.080% of amounts in excess of $7 billion.

Under the Prior Administration Agreement the Trust paid the Co-Administrators a fee, computed daily and payable monthly, based upon an annualized percentage of the average net assets of the Fund as follows:

Co-Administration Fee – Prior Administration Agreement	0.175% of the first $1 billion 0.150% of the next $1 billion 0.125% of the next $1 billion
0.100% of amounts in excess of $3 billion.

25

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Until February 28, 2008, BIMC, as investment advisor and administrator, has contractually agreed to reduce its fees and reimburse expenses to ensure that the combined “Management Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2008. Any fees waived by BIMC with respect to a particular fiscal year are not recoverable.

Pursuant to the Plus Shares Distribution and Services Plan, the Cash Plus Shares Distribution Plan, the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan, the Trust may pay BlackRock Distributors, Inc. a fee for distribution and sales support services. Currently, fees are only being paid pursuant to the Bear Stearns Shares Distribution Plan, the Bear Stearns Premier Shares Distribution Plan, the Bear Stearns Premier Choice Shares Distribution Plan and the Bear Stearns Private Client Shares Distribution Plan because there are no Plus or Cash Plus Shares outstanding. In addition, the Trust may pay Service Organizations, including affiliates of BIMC, fees for providing certain services (“shareholder services”) to their customers who own shares of the Trust’s portfolios. Pursuant to its respective Shareholder Services Plan, each of the Administration, Dollar, Cash Management, Cash Reserve, Bear Stearns, Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares classes are currently paying fees to Service Organizations, which may include affiliates of BIMC.

The following tables provide a list of share classes offered by the Trust along with a summary of their respective class-specific fee arrangements as provided in the Trust’s Shareholder Service Plans and Distribution Plans.

26

BLACKROCK LIQUIDITY FUNDS

	CONTRACTUAL FEES(1)	ACTUAL FEES(1)
Institutional	—	—
Dollar	0.25%	0.25%
Cash Management	0.50%	N/A
Cash Reserve	0.40%	0.40%
Administration	0.10%	0.10%
Cash Plus	0.85%	N/A
Bear Stearns	0.85%	0.80%
Bear Stearns Private Client	0.85%	0.40%
Bear Stearns Premier	0.60%	0.40%
Bear Stearns Premier Choice	0.50%	0.25%

(1)	The difference in the level of fees among classes is related to the type and number of services that may be provided by the Servicing Organization. Dividends paid to shareholders of all share classes, except Institutional Shares, are reduced by such fees.

For the six months ended April 30, 2007, the following shows the various types of class-specific expenses borne directly by each class of the Fund and any associated waivers of those expenses.

	SHAREHOLDER SERVICE FEES	SHAREHOLDER SERVICE FEES WAIVED	DISTRIBUTION FEES	DISTRIBUTION FEES WAIVED
Dollar	$538,892	$—	$—	$—
Cash Reserve	4,287	—	—	—
Administration	27,008	—	—	—
Bear Stearns	114,904	11,490	80,433	—
Bear Stearns Private Client	780,182	114,062	546,127	546,127
Bear Stearns Premier	130,910	19,448	26,182	26,182
Bear Stearns Premier Choice	4	2	2	1

Total	$1,596,187	$145,002	$652,744	$572,310

In return for custody services provided by PTC, the Trust pays PTC a fee, computed daily and payable monthly.

27

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Prior to April 1, 2007, the fee was based upon an annualized percentage of the average gross assets of each Fund as follows: 0.006% of the first $10 billion, 0.0055% of the next $10 billion and 0.005% of the average gross assets in excess of $20 billion.

Effective April 1, 2007, the fee was based upon an annualized percentage of the average net assets of each Fund as follows: 0.0075% of the first $400 million, 0.005% of the next $1.6 billion and 0.002% of the average net assets in excess of $2 billion.

The Fund may also pay certain out-of-pocket expenses and unfunded subscription charges that are charged by PTC.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”), which are on the Statement of Operations as custody fees paid indirectly.

Pursuant to the Transfer Agent Agreement PFPC serves as the transfer and dividend disbursing agent for the Funds. For its services, PFPC receives an annual fee of $1,750,000 for the first 40 classes plus $50,000 for each additional class beyond the first 40, plus transaction fees, per account fees and disbursements.

For the six months ended April 30, 2007, the Fund paid to affiliates the following fees in return for distribution and sales support services:

	HILLIARD LYONS	PNC
FedFund	$—	$531,154

The Fund may receive earnings credits related to cash balances in transfer agent demand deposit accounts with PFPC which are shown on the Statement of Operations as “fees paid indirectly.”

For the six months ended April 30, 2007, short term investments in companies assumed to be an affiliate of the Fund were as follows:

FUND	AFFILIATED INVESTMENTS	NET ACTIVITY	NET REALIZED GAIN/LOSS	INTEREST INCOME	MARKET VALUE AT APRIL 30, 2007
FedFund	PNC Bank N.A., Repurchase Agreements	—	$—	$711,238	$—

28

BLACKROCK LIQUIDITY FUNDS

(D) Capital Shares

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown on the following pages for such transactions.

29

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Transactions in capital shares for each period were as follows:

	FEDFUND
	FOR THE SIX MONTHS ENDED APRIL 30, 2007	YEAR ENDED OCTOBER 31, 2006
Shares sold:
Institutional Shares	$8,284,024,295	$18,944,064,247
Dollar Shares	5,650,364,022	16,761,103,640
Cash Reserve Shares	10,468,641	25,045,901
Administration Shares	33,899,563	199,877,492
Bear Stearns Shares	65,506,387	361,094,648
Bear Stearns Premier Choice Shares	1	—
Bear Stearns Private Client Shares	196,897,556	1,100,718,969
Bear Stearns Premier Shares	89,760,869	490,156,719
Shares issued in reinvestment of dividends:
Institutional Shares	24,894,859	51,605,902
Dollar Shares	710,418	1,778,083
Cash Reserve Shares	50,572	86,112
Bear Stearns Shares	990,654	1,942,735
Bear Stearns Premier Choice Shares	53	97
Bear Stearns Private Client Shares	7,321,624	11,450,901
Bear Stearns Premier Shares	1,230,109	2,661,307
Shares redeemed:
Institutional Shares	(8,678,107,024)	(18,898,054,675)
Dollar Shares	(5,669,440,531)	(16,720,372,044)
Cash Reserve Shares	(10,094,660)	(25,596,444)
Administration Shares	(64,894,184)	(160,284,882)
Bear Stearns Shares	(73,771,005)	(357,797,089)
Bear Stearns Premier Choice Shares	(129)	(1)
Bear Stearns Private Client Shares	(180,203,227)	(1,058,766,420)
Bear Stearns Premier Shares	(88,116,092)	(530,537,878)

Net increase (decrease)	$(398,507,229)	$200,177,320

30

BLACKROCK LIQUIDITY FUNDS

On April 30, 2007, three shareholders held approximately 56% of the outstanding shares of FedFund. The shareholders may be comprised of omnibus accounts. Although considered a single shareholder for purposes of determining its percentage of ownership of the Fund, each omnibus account executes transactions in the Fund’s shares on behalf of multiple underlying Fund shareholders.

(E) Federal Tax Information

No provision is made for federal taxes as it is the Trust’s intention to have each Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

Dividends from tax-free income and net investment income are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States.

The tax character of distributions paid during the year ended October 31, 2006 were as follows:

		ORDINARY INCOME	TOTAL DISTRIBUTIONS
FedFund	10/31/2006	$154,392,485	$154,392,485

As of October 31, 2006, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	EXPIRING OCTOBER 31
	2013	TOTAL
FedFund	$12,054	$12,054

31

BLACKROCK LIQUIDITY FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trusts’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

32

Investment Advisor

BlackRock Institutional

Management Corporation

Co-Administrators

BlackRock Institutional Management Corporation

PFPC Inc.

Distributor

BlackRock Distributors, Inc.

Counsel

Drinker Biddle & Reath LLP

Independent Registered

Public Accountants

Deloitte & Touche LLP

Custodian

PFPC Trust Company

Transfer Agent

PFPC Inc.

The Trust has delegated proxy voting responsibilities to BlackRock, subject to the general oversight of the Trust’s Board of Trustees. A description of the policies and procedures that BlackRock uses to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling 1-800-821-7432, or on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trust’s voting securities (if any) were voted by BlackRock during the most recent 12-month period ended June 30th is available, upon request and without charge, by calling 1-800-821-7432 or on the website of the Commission at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-Q may also be obtained, upon request, by calling (800) 821-7432.

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by effective prospectuses for each portfolio of the Trust, which contain information concerning the investment policies of the portfolios as well as other pertinent information. Statements and other information contained in this report are as dated and subject to change.

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Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, PNC Bank, National Association or any other bank, and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Investments in shares of the Funds involve investment risks, including the possible loss of the principal amount invested.	Sierra Club Mutual Funds www.sierraclubfunds.com E-Mail: info@sierraclubfunds.com Toll-Free Tel: (866) 897-5982 SCMMSANN 4/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“the 1940 Act”)) are effective as of a date within 90 days of this filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 filed as EX-99.CERT.

(b)	Certification of Principal Executive and Financial Officers pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Liquidity Funds

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	July 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ralph L. Schlosstein
Ralph L. Schlosstein, President
(principal executive officer)

Date	July 3, 2007

By (Signature and Title)*	/s/ Donald C. Burke
Donald C. Burke, Treasurer
(principal financial officer)

Date	July 3, 2007

*	Print the name and title of each signing officer under his or her signature.